Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 92.9%
Citigroup, Inc.	15,750	$999,495
JPMorgan Chase & Co.	4,885	988,040
Wells Fargo & Co.	16,434	976,015
Bank of America Corp.	24,022	955,355
PNC Financial Services Group, Inc.	5,106	793,881
U.S. Bancorp	19,642	779,787
Truist Financial Corp.	19,055	740,287
Bank of New York Mellon Corp.	11,286	675,919
NU Holdings Limited/Cayman Islands — Class A*	44,425	572,638
M&T Bank Corp.	3,392	513,413
Fifth Third Bancorp	13,831	504,693
State Street Corp.	6,337	468,938
Huntington Bancshares, Inc.	34,062	448,937
Regions Financial Corp.	22,078	442,443
Northern Trust Corp.	4,892	410,830
Citizens Financial Group, Inc.	11,229	404,581
Toronto-Dominion Bank	7,043	387,083
ICICI Bank Ltd. ADR	13,260	382,021
KeyCorp	26,293	373,624
HDFC Bank Ltd. ADR	5,700	366,681
East West Bancorp, Inc.	4,445	325,507
First Horizon Corp.	19,175	302,390
Bank of Nova Scotia	6,490	296,723
Webster Financial Corp.	6,526	284,468
Royal Bank of Canada	2,623	279,035
Comerica, Inc.	5,181	264,438
Commerce Bancshares, Inc.	4,723	263,449
Western Alliance Bancorporation	4,142	260,200
First Citizens BancShares, Inc. — Class A	153	257,592
Zions Bancorp North America	5,931	257,227
Cullen/Frost Bankers, Inc.	2,485	252,551
Wintrust Financial Corp.	2,560	252,314
Pinnacle Financial Partners, Inc.	3,129	250,445
SouthState Corp.	3,239	247,524
Popular, Inc.	2,797	247,339
Synovus Financial Corp.	6,112	245,641
Prosperity Bancshares, Inc.	3,968	242,604
Old National Bancorp	14,111	242,568
Canadian Imperial Bank of Commerce	5,028	239,031
HSBC Holdings plc ADR[1]	5,416	235,596
Cadence Bank	8,119	229,605
FNB Corp.	16,681	228,196
Bank OZK	5,451	223,491
Home BancShares, Inc.	9,024	216,215
UBS Group AG*	7,287	215,258
Bank of Montreal	2,532	212,308
Columbia Banking System, Inc.	10,620	211,232
United Bankshares, Inc.	6,505	211,022
Hancock Whitney Corp.	4,372	209,113
Barclays plc ADR	18,578	198,970
First Financial Bankshares, Inc.	6,490	191,650
UMB Financial Corp.	2,236	186,527
Associated Banc-Corp.	8,559	181,023
Fulton Financial Corp.	10,557	179,258
Valley National Bancorp	25,625	178,863
United Community Banks, Inc.	6,953	177,023
Texas Capital Bancshares, Inc.*	2,844	173,882
International Bancshares Corp.	3,032	173,461
Cathay General Bancorp	4,459	168,193
First Hawaiian, Inc.	8,037	166,848
First Interstate BancSystem, Inc. — Class A	5,771	160,261
Ameris Bancorp	3,143	158,250
CVB Financial Corp.	9,027	155,626
Eastern Bankshares, Inc.	11,044	154,395
Simmons First National Corp. — Class A	8,596	151,118
Bank of Hawaii Corp.	2,637	150,863
Seacoast Banking Corporation of Florida	6,081	143,755
Bancorp, Inc.*	3,773	142,469
BOK Financial Corp.	1,554	142,409
Independent Bank Corp.	2,442	123,858
Banco Bradesco S.A. ADR	51,134	114,540
Total Banks		22,960,985
Diversified Financial Services - 2.9%
Capital One Financial Corp.	5,211	721,463
Savings & Loans - 2.7%
New York Community Bancorp, Inc.	55,701	179,357
WSFS Financial Corp.	3,719	174,793
WaFd, Inc.	5,526	157,933
Pacific Premier Bancorp, Inc.	6,732	154,634
Total Savings & Loans		666,717
Total Common Stocks
(Cost $21,607,602)		24,349,165

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	40,681	237,577
Total Preferred Stocks
(Cost $246,196)		237,577

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$61,727	61,727
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	48,664	48,664
Total Repurchase Agreements
(Cost $110,391)		110,391

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	182,804	$182,804
Total Securities Lending Collateral
(Cost $182,804)		182,804
Total Investments - 100.6%
(Cost $22,146,993)		$24,879,937
Other Assets & Liabilities, net - (0.6)%		(154,349)
Total Net Assets - 100.0%		$24,725,588

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,349,165	$—	$—	$24,349,165
Preferred Stocks	237,577	—	—	237,577
Repurchase Agreements	—	110,391	—	110,391
Securities Lending Collateral	182,804	—	—	182,804
Total Assets	$24,769,546	$110,391	$—	$24,879,937

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 35.7%
Linde plc	2,950	$1,294,490
Sherwin-Williams Co.	2,488	742,494
Ecolab, Inc.	2,888	687,344
Air Products and Chemicals, Inc.	2,477	639,190
Dow, Inc.	9,983	529,598
DuPont de Nemours, Inc.	6,071	488,655
PPG Industries, Inc.	3,802	478,634
LyondellBasell Industries N.V. — Class A	4,653	445,106
International Flavors & Fragrances, Inc.	4,599	437,871
Nutrien Ltd.	6,576	334,784
CF Industries Holdings, Inc.	4,491	332,873
Celanese Corp. — Class A	2,448	330,211
RPM International, Inc.	2,987	321,640
Eastman Chemical Co.	3,027	296,555
Albemarle Corp.	2,939	280,733
Mosaic Co.	9,609	277,700
Arcadium Lithium plc*	82,150	276,024
FMC Corp.	4,233	243,609
Axalta Coating Systems Ltd.*	6,985	238,677
Element Solutions, Inc.	8,236	223,360
Olin Corp.	4,301	202,792
Westlake Corp.	1,382	200,141
Ashland, Inc.	1,926	181,988
Huntsman Corp.	7,317	166,608
Chemours Co.	6,880	155,282
Balchem Corp.	905	139,325
Innospec, Inc.	902	111,478
Total Chemicals		10,057,162
Mining - 24.1%
Freeport-McMoRan, Inc.	15,513	753,932
Newmont Corp.	14,925	624,910
Barrick Gold Corp.	26,989	450,176
Agnico Eagle Mines Ltd.	5,629	368,137
BHP Group Ltd. ADR[1]	6,213	354,700
Rio Tinto plc ADR	5,376	354,440
Wheaton Precious Metals Corp.	6,403	335,645
Kinross Gold Corp.	40,241	334,805
Anglogold Ashanti plc	12,908	324,378
Gold Fields Ltd. ADR	21,153	315,180
Franco-Nevada Corp.	2,621	310,641
Pan American Silver Corp.	15,164	301,460
Alamos Gold, Inc. — Class A	18,344	287,634
Southern Copper Corp.	2,553	275,060
Royal Gold, Inc.	2,082	260,583
Alcoa Corp.	6,040	240,271
Sigma Lithium Corp.*,1	19,712	237,135
B2Gold Corp.	83,365	225,085
Hecla Mining Co.	30,215	146,543
MP Materials Corp.*,1	8,327	106,003
Century Aluminum Co.*	5,209	87,251
SSR Mining, Inc.	18,262	82,362
Total Mining		6,776,331
Iron & Steel - 12.3%
Nucor Corp.	3,526	557,390
Vale S.A. ADR	37,861	422,907
Steel Dynamics, Inc.	3,104	401,968
Reliance, Inc.	1,271	362,998
ArcelorMittal S.A.	12,165	278,943
Gerdau S.A. ADR	79,251	261,528
United States Steel Corp.	6,627	250,501
Cleveland-Cliffs, Inc.*	16,001	246,255
ATI, Inc.*	4,207	233,278
Commercial Metals Co.	4,241	233,213
Carpenter Technology Corp.	1,943	212,914
Total Iron & Steel		3,461,895
Packaging & Containers - 10.6%
Ball Corp.	6,128	367,803
Packaging Corporation of America	1,943	354,714
Amcor plc	32,553	318,368
Westrock Co.	6,287	315,985
AptarGroup, Inc.	1,884	265,286
Crown Holdings, Inc.	3,447	256,422
Graphic Packaging Holding Co.	9,393	246,190
Berry Global Group, Inc.	3,853	226,749
Sealed Air Corp.	5,504	191,484
Sonoco Products Co.	3,637	184,469
Silgan Holdings, Inc.	3,836	162,378
O-I Glass, Inc.*	10,315	114,806
Total Packaging & Containers		3,004,654
Building Materials - 8.9%
CRH plc*	8,185	613,711
Martin Marietta Materials, Inc.	916	496,289
Vulcan Materials Co.	1,986	493,878
Cemex SAB de CV ADR	44,525	284,515
Eagle Materials, Inc.	1,061	230,725
Louisiana-Pacific Corp.	2,332	191,994
Summit Materials, Inc. — Class A*	5,036	184,368
Total Building Materials		2,495,480
Coal - 2.6%
Teck Resources Ltd. — Class B	7,680	367,872
Warrior Met Coal, Inc.	2,539	159,373
Arch Resources, Inc.	715	108,845
Alpha Metallurgical Resources, Inc.	340	95,380
Total Coal		731,470
Biotechnology - 2.0%
Corteva, Inc.	10,276	554,288
Household Products & Housewares - 1.3%
Avery Dennison Corp.	1,674	366,020
Forest Products & Paper - 1.2%
International Paper Co.	7,685	331,608
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	2,233	145,279
Environmental Control - 0.3%
PureCycle Technologies, Inc.*,1	14,140	83,709
Total Common Stocks
(Cost $17,465,452)		28,007,896

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$91,238	$91,238
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	71,931	71,931
Total Repurchase Agreements
(Cost $163,169)		163,169

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	509,003	$509,003
Total Securities Lending Collateral
(Cost $509,003)		509,003
Total Investments - 101.9%
(Cost $18,137,624)		$28,680,068
Other Assets & Liabilities, net - (1.9)%		(527,650)
Total Net Assets - 100.0%		$28,152,418

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,007,896	$—	$—	$28,007,896
Repurchase Agreements	—	163,169	—	163,169
Securities Lending Collateral	509,003	—	—	509,003
Total Assets	$28,516,899	$163,169	$—	$28,680,068

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 100.2%
Biotechnology - 76.0%
Amgen, Inc.	21,642	$6,762,043
Gilead Sciences, Inc.	70,331	4,825,410
Regeneron Pharmaceuticals, Inc.*	4,360	4,582,491
Vertex Pharmaceuticals, Inc.*	9,350	4,382,532
Alnylam Pharmaceuticals, Inc.*	14,179	3,445,497
Corteva, Inc.	58,795	3,171,402
Biogen, Inc.*	12,559	2,911,427
Moderna, Inc.*	24,446	2,902,962
Sarepta Therapeutics, Inc.*	13,412	2,119,096
Illumina, Inc.*	19,243	2,008,584
United Therapeutics Corp.*	6,215	1,979,788
BioMarin Pharmaceutical, Inc.*	24,030	1,978,390
Royalty Pharma plc — Class A	69,616	1,835,774
Insmed, Inc.*	25,565	1,712,855
Incyte Corp.*	27,942	1,693,844
Argenx SE ADR*	3,465	1,490,089
Legend Biotech Corp. ADR*	33,038	1,463,253
Ionis Pharmaceuticals, Inc.*	28,433	1,355,117
Halozyme Therapeutics, Inc.*	25,757	1,348,637
Intra-Cellular Therapies, Inc.*	19,307	1,322,336
Exelixis, Inc.*	57,665	1,295,733
Cytokinetics, Inc.*	23,294	1,262,069
REVOLUTION Medicines, Inc.*	31,620	1,227,172
Viking Therapeutics, Inc.*	22,516	1,193,573
Roivant Sciences Ltd.*	107,377	1,134,975
CRISPR Therapeutics AG*	20,853	1,126,271
Blueprint Medicines Corp.*	9,286	1,000,845
BioNTech SE ADR*	11,983	962,954
Axsome Therapeutics, Inc.*	11,908	958,594
Apellis Pharmaceuticals, Inc.*	23,678	908,288
Guardant Health, Inc.*	31,279	903,338
Crinetics Pharmaceuticals, Inc.*	20,096	900,100
Arrowhead Pharmaceuticals, Inc.*	34,574	898,578
Cerevel Therapeutics Holdings, Inc.*	21,727	888,417
Bridgebio Pharma, Inc.*	34,989	886,271
Ultragenyx Pharmaceutical, Inc.*	21,535	885,088
Amicus Therapeutics, Inc.*	83,358	826,911
TG Therapeutics, Inc.*	46,215	822,165
Prothena Corporation plc*	38,699	798,747
ACADIA Pharmaceuticals, Inc.*	45,448	738,530
Krystal Biotech, Inc.*	3,945	724,460
Iovance Biotherapeutics, Inc.*	89,606	718,640
Ardelyx, Inc.*	95,395	706,877
Intellia Therapeutics, Inc.*	29,606	662,582
Immunovant, Inc.*	25,064	661,690
PTC Therapeutics, Inc.*	21,151	646,798
Beam Therapeutics, Inc.*	26,919	630,712
Novavax, Inc.*	48,422	613,023
Nuvalent, Inc. — Class A*	8,070	612,190
SpringWorks Therapeutics, Inc.*	16,194	610,028
Dynavax Technologies Corp.*	52,921	594,303
Akero Therapeutics, Inc.*	25,245	592,248
Recursion Pharmaceuticals, Inc. — Class A*	74,126	555,945
Sage Therapeutics, Inc.*	32,164	349,301
GRAIL, Inc.*,1	3,199	49,166
Total Biotechnology		81,638,109
Pharmaceuticals - 19.1%
AbbVie, Inc.	52,186	8,950,943
AstraZeneca plc ADR	36,119	2,816,921
Neurocrine Biosciences, Inc.*	13,507	1,859,509
Viatris, Inc.	171,258	1,820,472
Alkermes plc*	57,132	1,376,881
Jazz Pharmaceuticals plc*	11,663	1,244,792
Vaxcyte, Inc.*	16,322	1,232,474
Madrigal Pharmaceuticals, Inc.*	2,324	651,092
Ironwood Pharmaceuticals, Inc. — Class A*	76,610	499,497
Total Pharmaceuticals		20,452,581
Healthcare-Products - 3.8%
Natera, Inc.*	16,365	1,772,166
Exact Sciences Corp.*	33,635	1,421,079
Twist Bioscience Corp.*	15,458	761,770
Pacific Biosciences of California, Inc.*,1	103,284	141,499
Total Healthcare-Products		4,096,514
Healthcare-Services - 1.3%
Medpace Holdings, Inc.*	3,348	1,378,874
Total Common Stocks
(Cost $55,989,203)		107,566,078

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$459,377	459,377
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	362,164	362,164
Total Repurchase Agreements
(Cost $821,541)		821,541

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	155,023	155,023
Total Securities Lending Collateral
(Cost $155,023)		155,023
Total Investments - 101.1%
(Cost $56,965,767)		$108,542,642
Other Assets & Liabilities, net - (1.1)%		(1,152,914)
Total Net Assets - 100.0%		$107,389,728

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$107,566,078	$—	$—	$107,566,078
Repurchase Agreements	—	821,541	—	821,541
Securities Lending Collateral	155,023	—	—	155,023
Total Assets	$107,721,101	$821,541	$—	$108,542,642

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 33.3%
Mondelez International, Inc. — Class A	26,879	$1,758,962
Hershey Co.	6,160	1,132,393
Sysco Corp.	15,825	1,129,747
General Mills, Inc.	17,465	1,104,836
Kroger Co.	21,846	1,090,771
Kraft Heinz Co.	29,225	941,630
Tyson Foods, Inc. — Class A	15,131	864,585
McCormick & Company, Inc.	11,861	841,419
Kellanova	12,780	737,151
Conagra Brands, Inc.	24,389	693,135
US Foods Holding Corp.*	13,074	692,661
Lamb Weston Holdings, Inc.	7,715	648,677
J M Smucker Co.	5,754	627,416
Performance Food Group Co.*	9,040	597,634
Campbell Soup Co.	12,806	578,703
Sprouts Farmers Market, Inc.*	6,865	574,326
Hormel Foods Corp.	18,496	563,943
Ingredion, Inc.	4,493	515,347
Albertsons Companies, Inc. — Class A	24,288	479,688
Post Holdings, Inc.*	4,167	434,035
Flowers Foods, Inc.	17,551	389,632
Simply Good Foods Co.*	9,382	338,972
Cal-Maine Foods, Inc.	5,118	312,761
Grocery Outlet Holding Corp.*	12,518	276,898
Lancaster Colony Corp.	1,459	275,707
Pilgrim’s Pride Corp.*	6,502	250,262
Total Food		17,851,291
Beverages - 26.0%
Coca-Cola Co.	46,846	2,981,748
PepsiCo, Inc.	17,353	2,862,030
Constellation Brands, Inc. — Class A	4,744	1,220,536
Monster Beverage Corp.*	23,695	1,183,565
Keurig Dr Pepper, Inc.	33,333	1,113,322
Coca-Cola Europacific Partners plc	12,481	909,491
Brown-Forman Corp. — Class B	19,725	851,923
Anheuser-Busch InBev S.A. ADR[1]	12,032	699,661
Fomento Economico Mexicano SAB de CV ADR	6,352	683,793
Molson Coors Beverage Co. — Class B	11,727	596,084
Celsius Holdings, Inc.*	9,937	567,303
Coca-Cola Consolidated, Inc.	240	260,400
Total Beverages		13,929,856
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	22,445	3,701,629
Colgate-Palmolive Co.	17,497	1,697,909
Kenvue, Inc.	61,009	1,109,144
Estee Lauder Companies, Inc. — Class A	10,130	1,077,832
Unilever plc ADR	13,122	721,579
elf Beauty, Inc.*	3,109	655,128
Total Cosmetics & Personal Care		8,963,221
Agriculture - 13.1%
Philip Morris International, Inc.	23,300	2,360,989
Altria Group, Inc.	36,476	1,661,482
Archer-Daniels-Midland Co.	17,027	1,029,282
Bunge Global S.A.	7,010	748,458
British American Tobacco plc ADR	23,636	731,061
Darling Ingredients, Inc.*	12,988	477,309
Total Agriculture		7,008,581
Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	9,141	1,263,286
Church & Dwight Company, Inc.	9,029	936,127
Clorox Co.	5,770	787,432
Spectrum Brands Holdings, Inc.	3,350	287,865
WD-40 Co.	801	175,932
Total Household Products & Housewares		3,450,642
Retail - 2.2%
Casey’s General Stores, Inc.	1,838	701,307
Freshpet, Inc.*	3,697	478,355
Total Retail		1,179,662
Pharmaceuticals - 1.0%
BellRing Brands, Inc.*	9,195	525,402
Internet - 0.7%
Maplebear, Inc.*	11,423	367,135
Total Common Stocks
(Cost $28,209,290)		53,275,790

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$35,108	35,108
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	27,679	27,679
Total Repurchase Agreements
(Cost $62,787)		62,787

SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	550,384	550,384
Total Securities Lending Collateral
(Cost $550,384)		550,384
Total Investments - 100.6%
(Cost $28,822,461)		$53,888,961
Other Assets & Liabilities, net - (0.6)%		(327,684)
Total Net Assets - 100.0%		$53,561,277

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$53,275,790	$—	$—	$53,275,790
Repurchase Agreements	—	62,787	—	62,787
Securities Lending Collateral	550,384	—	—	550,384
Total Assets	$53,826,174	$62,787	$—	$53,888,961

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 86.4%
Financial - 19.6%
Goldman Sachs Group, Inc.	3,381	$1,529,294
Visa, Inc. — Class A	3,381	887,411
American Express Co.	3,381	782,871
Travelers Companies, Inc.	3,381	687,492
JPMorgan Chase & Co.	3,381	683,841
Total Financial		4,570,909
Consumer, Non-cyclical - 19.2%
UnitedHealth Group, Inc.	3,381	1,721,808
Amgen, Inc.	3,381	1,056,393
Procter & Gamble Co.	3,381	557,594
Johnson & Johnson	3,381	494,167
Merck & Company, Inc.	3,381	418,568
Coca-Cola Co.	3,381	215,201
Total Consumer, Non-cyclical		4,463,731
Technology - 16.2%
Microsoft Corp.	3,381	1,511,138
Salesforce, Inc.	3,381	869,255
Apple, Inc.	3,381	712,106
International Business Machines Corp.	3,381	584,744
Intel Corp.	3,381	104,710
Total Technology		3,781,953
Industrial - 12.0%
Caterpillar, Inc.	3,381	1,126,211
Honeywell International, Inc.	3,381	721,979
Boeing Co.*	3,381	615,376
3M Co.	3,381	345,504
Total Industrial		2,809,070
Consumer, Cyclical - 10.8%
Home Depot, Inc.	3,381	1,163,875
McDonald’s Corp.	3,381	861,614
NIKE, Inc. — Class B	3,381	254,826
Walmart, Inc.	3,381	228,928
Total Consumer, Cyclical		2,509,243
Communications - 5.5%
Amazon.com, Inc.*	3,381	653,378
Walt Disney Co.	3,381	335,700
Cisco Systems, Inc.	3,381	160,631
Verizon Communications, Inc.	3,381	139,433
Total Communications		1,289,142
Energy - 2.3%
Chevron Corp.	3,381	528,856
Basic Materials - 0.8%
Dow, Inc.	3,381	179,362
Total Common Stocks
(Cost $15,083,738)		20,132,266

MUTUAL FUNDS† - 5.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	674,989
Guggenheim Strategy Fund II1	24,698	608,814
Total Mutual Funds
(Cost $1,285,414)		1,283,803

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$110,000	109,872
5.23% due 09/12/24[3,4]	25,000	24,735
Total U.S. Treasury Bills
(Cost $134,606)		134,607

REPURCHASE AGREEMENTS††,5 - 7.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	979,728	979,728
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	772,401	772,401
Total Repurchase Agreements
(Cost $1,752,129)		1,752,129
Total Investments - 100.0%
(Cost $18,255,887)		$23,302,805
Other Assets & Liabilities, net - 0.0%		(6,253)
Total Net Assets - 100.0%		$23,296,552

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	3	Sep 2024	$592,275	$7,119

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	09/26/24	54	$2,125,672	$337
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	12	475,541	(3,342)
							$2,601,213	$(3,005)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at June 30, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
5	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,132,266	$—	$—	$20,132,266
Mutual Funds	1,283,803	—	—	1,283,803
U.S. Treasury Bills	—	134,607	—	134,607
Repurchase Agreements	—	1,752,129	—	1,752,129
Equity Futures Contracts**	7,119	—	—	7,119
Equity Index Swap Agreements**	—	337	—	337
Total Assets	$21,423,188	$1,887,073	$—	$23,310,261

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,342	$—	$3,342

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$607,579	$–	$–	$–	$1,235	$608,814	24,698	$8,515
Guggenheim Ultra Short Duration Fund — Institutional Class	672,952	–	–	–	2,037	674,989	67,906	8,718
	$1,280,531	$–	$–	$–	$3,272	$1,283,803		$17,233

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.3%
Semiconductors - 94.0%
NVIDIA Corp.	178,705	$22,077,216
Broadcom, Inc.	6,488	10,416,679
Advanced Micro Devices, Inc.*	42,601	6,910,308
QUALCOMM, Inc.	30,075	5,990,338
Applied Materials, Inc.	24,924	5,881,815
Texas Instruments, Inc.	28,865	5,615,108
Lam Research Corp.	4,743	5,050,584
Intel Corp.	157,862	4,888,986
Micron Technology, Inc.	36,619	4,816,497
Analog Devices, Inc.	19,506	4,452,440
KLA Corp.	5,362	4,421,023
Marvell Technology, Inc.	46,189	3,228,611
Microchip Technology, Inc.	31,947	2,923,150
NXP Semiconductor N.V.	10,696	2,878,187
Monolithic Power Systems, Inc.	3,237	2,659,778
ASML Holding N.V. — Class G	2,491	2,547,620
Taiwan Semiconductor Manufacturing Company Ltd. ADR	14,313	2,487,743
ON Semiconductor Corp.*	31,933	2,189,007
Teradyne, Inc.	13,820	2,049,368
ARM Holdings plc ADR*,1	12,441	2,035,596
Entegris, Inc.	14,031	1,899,797
Skyworks Solutions, Inc.	16,227	1,729,474
Kulicke & Soffa Industries, Inc.	31,004	1,525,087
ASE Technology Holding Company Ltd. ADR	125,915	1,437,949
United Microelectronics Corp. ADR[1]	163,477	1,432,058
Qorvo, Inc.*	12,089	1,402,808
STMicroelectronics N.V. — Class Y	35,029	1,375,939
MKS Instruments, Inc.	9,415	1,229,411
Lattice Semiconductor Corp.*	19,914	1,154,813
MACOM Technology Solutions Holdings, Inc.*	9,964	1,110,687
Cirrus Logic, Inc.*	8,655	1,104,897
Rambus, Inc.*	18,267	1,073,369
Amkor Technology, Inc.	24,375	975,487
GLOBALFOUNDRIES, Inc.*,1	17,944	907,249
Axcelis Technologies, Inc.*	6,192	880,440
Power Integrations, Inc.	11,653	817,924
Impinj, Inc.*	4,912	770,054
Silicon Laboratories, Inc.*	6,347	702,169
Synaptics, Inc.*	7,783	686,461
Diodes, Inc.*	9,204	662,044
Wolfspeed, Inc.*,1	28,246	642,879
Allegro MicroSystems, Inc.*	22,081	623,567
Ambarella, Inc.*	11,048	596,040
Semtech Corp.*	19,351	578,208
Aehr Test Systems*	19,196	214,419
Total Semiconductors		129,053,284
Energy-Alternate Sources - 3.8%
First Solar, Inc.*	7,966	1,796,014
Enphase Energy, Inc.*	13,567	1,352,766
Canadian Solar, Inc.*,1	76,870	1,133,832
SolarEdge Technologies, Inc.*	35,142	887,687
Total Energy-Alternate Sources		5,170,299
Electrical Components & Equipment - 0.9%
Universal Display Corp.	6,094	1,281,264
Telecommunications - 0.6%
Credo Technology Group Holding Ltd.*	28,583	912,941
Total Common Stocks
(Cost $76,101,752)		136,417,788

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$194,695	194,695
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	153,494	153,494
Total Repurchase Agreements
(Cost $348,189)		348,189

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	4,355,199	4,355,199
Total Securities Lending Collateral
(Cost $4,355,199)		4,355,199
Total Investments - 102.8%
(Cost $80,805,140)		$141,121,176
Other Assets & Liabilities, net - (2.8)%		(3,858,092)
Total Net Assets - 100.0%		$137,263,084

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$136,417,788	$—	$—	$136,417,788
Repurchase Agreements	—	348,189	—	348,189
Securities Lending Collateral	4,355,199	—	—	4,355,199
Total Assets	$140,772,987	$348,189	$—	$141,121,176

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 41.6%
Technology - 13.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,441	$250,460
Infosys Ltd. ADR	3,140	58,467
NetEase, Inc. ADR	322	30,777
United Microelectronics Corp. ADR[1]	2,147	18,807
ASE Technology Holding Company Ltd. ADR	1,578	18,021
Wipro Ltd. ADR[1]	1,300	7,930
Total Technology		384,462
Communications - 11.7%
Alibaba Group Holding Ltd. ADR	1,598	115,056
PDD Holdings, Inc. ADR*	611	81,232
JD.com, Inc. ADR	1,159	29,949
Trip.com Group Ltd. ADR*	516	24,252
Baidu, Inc. ADR*	263	22,744
America Movil SAB de CV ADR	941	15,997
Chunghwa Telecom Company Ltd. ADR	350	13,513
Telkom Indonesia Persero Tbk PT ADR	438	8,191
Tencent Music Entertainment Group ADR	577	8,107
Kanzhun Ltd. ADR	308	5,794
Full Truck Alliance Company Ltd. ADR	606	4,872
Total Communications		329,707
Financial - 8.1%
HDFC Bank Ltd. ADR	1,586	102,027
ICICI Bank Ltd. ADR	2,120	61,077
KB Financial Group, Inc. ADR	346	19,587
Shinhan Financial Group Company Ltd. ADR	445	15,491
Banco Bradesco S.A. ADR	4,894	10,963
KE Holdings, Inc. ADR	615	8,702
Woori Financial Group, Inc. ADR	203	6,504
Banco de Chile ADR	200	4,526
Total Financial		228,877
Basic Materials - 3.0%
Vale S.A. ADR	3,345	37,363
POSCO Holdings, Inc. ADR[1]	274	18,013
Gold Fields Ltd. ADR	823	12,263
Suzano S.A. ADR	673	6,912
Sociedad Quimica y Minera de Chile S.A. ADR[1]	132	5,379
Gerdau S.A. ADR	1,279	4,221
Total Basic Materials		84,151
Consumer, Non-cyclical - 2.2%
Fomento Economico Mexicano SAB de CV ADR	168	18,085
New Oriental Education & Technology Group, Inc. ADR*	138	10,726
Dr Reddy’s Laboratories Ltd. ADR	112	8,533
Ambev S.A. ADR	4,065	8,333
BeiGene Ltd. ADR*	56	7,990
TAL Education Group ADR*	425	4,535
Coca-Cola Femsa SAB de CV ADR	48	4,121
Total Consumer, Non-cyclical		62,323
Industrial - 1.0%
Cemex SAB de CV ADR	1,395	8,914
ZTO Express Cayman, Inc. ADR	391	8,113
Grupo Aeroportuario del Pacifico SAB de CV ADR	36	5,608
Grupo Aeroportuario del Sureste SAB de CV ADR	17	5,092
Total Industrial		27,727
Energy - 0.9%
Petroleo Brasileiro S.A. ADR	1,714	24,836
Consumer, Cyclical - 0.7%
Li Auto, Inc. ADR*	537	9,602
NIO, Inc. ADR*,1	1,589	6,610
H World Group Ltd. ADR	129	4,298
Total Consumer, Cyclical		20,510
Utilities - 0.4%
Centrais Eletricas Brasileiras S.A. ADR[1]	952	6,121
Cia de Saneamento Basico do Estado de Sao Paulo ADR	315	4,237
Total Utilities		10,358
Total Common Stocks
(Cost $757,541)		1,172,951

PREFERRED STOCKS† - 1.9%
Energy - 1.0%
Petroleo Brasileiro S.A. ADR	2,116	28,862
Financial - 0.9%
Itau Unibanco Holding S.A. ADR	4,464	26,070
Total Preferred Stocks
(Cost $38,183)		54,932

	Face Amount
REPURCHASE AGREEMENTS††,2 - 50.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	$799,622	799,622
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	630,408	630,408
Total Repurchase Agreements
(Cost $1,430,030)		1,430,030

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[5]	48,080	$48,080
Total Securities Lending Collateral
(Cost $48,080)		48,080
Total Investments - 95.9%
(Cost $2,273,834)		$2,705,993
Other Assets & Liabilities, net - 4.1%		116,658
Total Net Assets - 100.0%		$2,822,651

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P Emerging 50 ADR Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	382	$1,102,421	$(8,366)
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	1,141	3,295,472	(14,679)
							$4,397,893	$(23,045)

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
4	Securities lending collateral — See Note 5.
5	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,172,951	$—	$—	$1,172,951
Preferred Stocks	54,932	—	—	54,932
Repurchase Agreements	—	1,430,030	—	1,430,030
Securities Lending Collateral	48,080	—	—	48,080
Total Assets	$1,275,963	$1,430,030	$—	$2,705,993

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$23,045	$—	$23,045

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
5.18% due 07/09/24[1,2]	$4,000	$3,996
Total U.S. Treasury Bills
(Cost $3,996)		3,996

REPURCHASE AGREEMENTS††,3 - 89.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	293,453	293,453
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	231,354	231,354
Total Repurchase Agreements
(Cost $524,807)		524,807
Total Investments - 90.6%
(Cost $528,803)		$528,803
Other Assets & Liabilities, net - 9.4%		55,056
Total Net Assets - 100.0%		$583,859

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	4	Sep 2024	$426,094	$634

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM.41.V1	1.00%	Quarterly	06/20/29	$470,000	$(15,028)	$(14,351)	$(677)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	07/25/24	9,788	$195,760	$(3,132)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at June 30, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.

CDX.EM.41.V1 — Credit Default Swap Emerging Markets Series 41 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,996	$—	$3,996
Repurchase Agreements	—	524,807	—	524,807
Interest Rate Futures Contracts**	634	—	—	634
Total Assets	$634	$528,803	$—	$529,437

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$677	$—	$677
Credit Index Swap Agreements**	—	3,132	—	3,132
Total Liabilities	$—	$3,809	$—	$3,809

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 65.0%
Exxon Mobil Corp.	16,719	$1,924,691
Chevron Corp.	8,822	1,379,937
ConocoPhillips	8,567	979,893
EOG Resources, Inc.	5,814	731,808
Marathon Petroleum Corp.	3,748	650,203
Phillips 66	4,602	649,664
Valero Energy Corp.	3,859	604,937
Hess Corp.	3,751	553,348
Occidental Petroleum Corp.	8,567	539,978
Diamondback Energy, Inc.	2,563	513,087
Devon Energy Corp.	9,790	464,046
Shell plc ADR	5,993	432,575
BP plc ADR	11,735	423,634
Petroleo Brasileiro S.A. ADR	27,803	402,865
Coterra Energy, Inc. — Class A	13,676	364,739
Canadian Natural Resources Ltd.	10,108	359,845
Cenovus Energy, Inc.	17,755	349,063
Marathon Oil Corp.	11,906	341,345
Equities Corp.	8,673	320,728
Suncor Energy, Inc.	8,353	318,249
Ovintiv, Inc.	6,354	297,812
APA Corp.	9,611	282,948
Permian Resources Corp.	17,232	278,297
Chord Energy Corp.	1,611	270,132
Chesapeake Energy Corp.[1]	3,184	261,693
Equinor ASA ADR[1]	8,868	253,270
Antero Resources Corp.*	7,688	250,859
HF Sinclair Corp.	4,632	247,071
Range Resources Corp.	6,764	226,797
Civitas Resources, Inc.	3,276	226,044
Matador Resources Co.	3,786	225,646
Southwestern Energy Co.*	32,967	221,868
Murphy Oil Corp.	5,134	211,726
Weatherford International plc*	1,681	205,838
Magnolia Oil & Gas Corp. — Class A	7,499	190,025
Noble Corporation plc	4,174	186,369
PBF Energy, Inc. — Class A	3,973	182,837
SM Energy Co.	4,119	178,064
Valaris Ltd.*	2,357	175,597
Patterson-UTI Energy, Inc.	16,681	172,815
Transocean Ltd.*,1	30,605	163,737
California Resources Corp.	3,070	163,385
CNX Resources Corp.*	6,338	154,013
Helmerich & Payne, Inc.	4,247	153,487
Northern Oil and Gas, Inc.	4,125	153,326
Kosmos Energy Ltd.*	24,375	135,038
Delek US Holdings, Inc.	4,201	104,017
Comstock Resources, Inc.	7,423	77,051
Total Oil & Gas		17,954,397
Pipelines - 15.6%
Williams Companies, Inc.	14,227	604,648
ONEOK, Inc.	7,181	585,611
Cheniere Energy, Inc.	3,073	537,253
Kinder Morgan, Inc.	26,038	517,375
Targa Resources Corp.	3,566	459,229
Enbridge, Inc.	10,536	374,976
TC Energy Corp.	7,203	272,994
DT Midstream, Inc.	3,132	222,466
Golar LNG Ltd.	7,092	222,334
Pembina Pipeline Corp.	5,351	198,415
Equitrans Midstream Corp.	14,184	184,108
New Fortress Energy, Inc.[1]	5,389	118,450
Total Pipelines		4,297,859
Oil & Gas Services - 9.9%
Schlumberger N.V.	15,068	710,908
Baker Hughes Co.	14,864	522,767
Halliburton Co.	13,069	441,471
TechnipFMC plc	10,552	275,935
NOV, Inc.	12,489	237,416
ChampionX Corp.	6,560	217,858
Tidewater, Inc.*	1,817	172,996
Liberty Energy, Inc. — Class A	6,991	146,042
Total Oil & Gas Services		2,725,393
Energy-Alternate Sources - 3.9%
First Solar, Inc.*	1,570	353,972
Enphase Energy, Inc.*	2,674	266,625
SolarEdge Technologies, Inc.*	7,138	180,306
Sunrun, Inc.*	10,343	122,668
Green Plains, Inc.*	5,378	85,295
Plug Power, Inc.*,1	25,864	60,263
Total Energy-Alternate Sources		1,069,129
Mining - 1.6%
Cameco Corp.	6,143	302,236
Uranium Energy Corp.*	21,416	128,710
Total Mining		430,946
Transportation - 1.5%
Scorpio Tankers, Inc.	2,644	214,931
Frontline plc	7,279	187,507
Total Transportation		402,438
Coal - 0.7%
Peabody Energy Corp.	6,042	133,649
CONSOL Energy, Inc.*	754	76,931
Total Coal		210,580
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	6,707	204,698
Retail - 0.6%
Murphy USA, Inc.	353	165,719
Total Common Stocks
(Cost $13,219,529)		27,461,159

	Shares
SECURITIES LENDING COLLATERAL†,2 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[3]	535,623	535,623
Total Securities Lending Collateral
(Cost $535,623)		535,623
Total Investments - 101.4%
(Cost $13,755,152)		$27,996,782
Other Assets & Liabilities, net - (1.4)%		(394,832)
Total Net Assets - 100.0%		$27,601,950

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,461,159	$—	$—	$27,461,159
Securities Lending Collateral	535,623	—	—	535,623
Total Assets	$27,996,782	$—	$—	$27,996,782

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 67.0%
Schlumberger N.V.	26,817	$1,265,226
Baker Hughes Co.	26,459	930,563
Halliburton Co.	23,261	785,757
NOV, Inc.	22,232	422,630
ChampionX Corp.	11,675	387,727
TechnipFMC plc	14,479	378,626
Tidewater, Inc.*	3,236	308,100
Archrock, Inc.	13,538	273,738
Liberty Energy, Inc. — Class A	12,446	259,997
Oceaneering International, Inc.*	10,268	242,941
Expro Group Holdings N.V.*	10,370	237,680
Helix Energy Solutions Group, Inc.*	17,376	207,469
Atlas Energy Solutions, Inc.	8,235	164,124
US Silica Holdings, Inc.*	10,258	158,486
Core Laboratories, Inc.	6,889	139,778
ProPetro Holding Corp.*	15,153	131,376
Kodiak Gas Services, Inc.	4,591	125,151
RPC, Inc.	18,252	114,075
ProFrac Holding Corp. — Class A*	6,699	49,640
Total Oil & Gas Services		6,583,084
Oil & Gas - 26.6%
Weatherford International plc*	3,235	396,126
Noble Corporation plc	7,430	331,749
Valaris Ltd.*	4,194	312,453
Patterson-UTI Energy, Inc.	29,692	307,609
Transocean Ltd.*	54,474	291,436
Helmerich & Payne, Inc.	7,561	273,255
Seadrill Ltd.*	4,873	250,959
Borr Drilling Ltd.*	33,502	216,088
Diamond Offshore Drilling, Inc.*	12,006	185,973
Nabors Industries Ltd.*	714	50,808
Total Oil & Gas		2,616,456
Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	5,721	301,725
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	9,196	280,662
Total Common Stocks
(Cost $4,449,117)		9,781,927

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$29,492	29,492
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	23,251	23,251
Total Repurchase Agreements
(Cost $52,743)		52,743
Total Investments - 100.0%
(Cost $4,501,860)		$9,834,670
Other Assets & Liabilities, net - 0.0%		(4,092)
Total Net Assets - 100.0%		$9,830,578

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,781,927	$—	$—	$9,781,927
Repurchase Agreements	—	52,743	—	52,743
Total Assets	$9,781,927	$52,743	$—	$9,834,670

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 47.7%
Consumer, Non-cyclical - 18.1%
Novo Nordisk A/S ADR	6,302	$899,547
Nestle S.A. ADR	5,156	528,232
AstraZeneca plc ADR	6,093	475,193
Novartis AG ADR	3,998	425,627
Roche Holding AG ADR	11,057	383,346
Unilever plc ADR	4,972	273,411
Sanofi S.A. ADR	4,509	218,777
L’Oreal S.A. ADR	2,381	209,123
RELX plc ADR	3,758	172,417
GSK plc ADR	4,247	163,510
Diageo plc ADR	1,092	137,679
EssilorLuxottica S.A. ADR	1,205	130,598
British American Tobacco plc ADR	3,897	120,534
Anheuser-Busch InBev S.A. ADR	1,890	109,904
Reckitt Benckiser Group plc ADR[1]	7,212	78,899
Total Consumer, Non-cyclical		4,326,797
Financial - 6.9%
HSBC Holdings plc ADR	7,342	319,377
Allianz SE ADR	7,711	213,749
UBS Group AG*	6,287	185,718
Zurich Insurance Group AG ADR[1]	2,876	153,492
Banco Santander S.A. ADR	31,369	145,238
BNP Paribas S.A. ADR	4,229	135,920
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	2,627	131,534
AXA S.A. ADR	3,777	123,961
UniCredit SpA ADR	6,636	123,828
ING Groep N.V. ADR	6,511	111,599
Total Financial		1,644,416
Industrial - 5.2%
Siemens AG ADR	2,964	276,393
Schneider Electric SE ADR	5,660	272,472
ABB Ltd. ADR	3,179	177,102
Safran S.A. ADR	2,984	158,898
Airbus SE ADR	4,624	158,326
Vinci S.A. ADR	4,660	122,698
Deutsche Post AG ADR[1]	1,884	76,547
Total Industrial		1,242,436
Technology - 5.1%
ASML Holding N.V. — Class G	786	803,866
SAP SE ADR	2,010	405,437
Total Technology		1,209,303
Energy - 4.1%
Shell plc ADR	6,253	451,341
TotalEnergies SE ADR	4,691	312,796
BP plc ADR	5,741	207,250
Total Energy		971,387
Consumer, Cyclical - 3.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	2,526	387,362
Cie Financiere Richemont S.A. ADR	10,572	164,923
Hermes International SCA ADR	691	159,566
Mercedes-Benz Group AG ADR	6,331	109,210
Total Consumer, Cyclical		821,061
Basic Materials - 2.2%
Air Liquide S.A. ADR	5,681	196,780
Rio Tinto plc ADR	2,110	139,112
Glencore plc ADR*	9,879	112,028
BASF SE ADR[1]	7,054	85,212
Total Basic Materials		533,132
Utilities - 1.5%
Iberdrola S.A. ADR	2,886	150,995
National Grid plc ADR[1]	1,972	112,010
Enel SpA ADR	15,374	105,927
Total Utilities		368,932
Communications - 1.2%
Deutsche Telekom AG ADR	6,822	171,846
Prosus N.V. ADR	14,905	106,422
Total Communications		278,268
Total Common Stocks
(Cost $11,127,641)		11,395,732

MUTUAL FUNDS† - 0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	69,849
Guggenheim Strategy Fund II2	2,760	68,045
Total Mutual Funds
(Cost $138,225)		137,894

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
5.18% due 07/09/24[3,4]	$189,000	188,780
Total U.S. Treasury Bills
(Cost $188,779)		188,780

REPURCHASE AGREEMENTS††,5 - 5.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	738,582	738,582
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	582,285	582,285
Total Repurchase Agreements
(Cost $1,320,867)		1,320,867

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	47,163	47,163
Total Securities Lending Collateral
(Cost $47,163)		47,163
Total Investments - 54.8%
(Cost $12,822,675)		$13,090,436
Other Assets & Liabilities, net - 45.2%		10,801,196
Total Net Assets - 100.0%		$23,891,632

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	384	Sep 2024	$18,630,151	$12,944
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	138	Sep 2024	18,544,613	(615)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,395,732	$—	$—	$11,395,732
Mutual Funds	137,894	—	—	137,894
U.S. Treasury Bills	—	188,780	—	188,780
Repurchase Agreements	—	1,320,867	—	1,320,867
Securities Lending Collateral	47,163	—	—	47,163
Equity Futures Contracts**	12,944	—	—	12,944
Total Assets	$11,593,733	$1,509,647	$—	$13,103,380

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$615	$—	$—	$615

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund II	$67,907	$–	$–	$–	$138	$68,045	2,760	$952	$–
Guggenheim Ultra Short Duration Fund — Institutional Class	69,638	–	–	–	211	69,849	7,027	902	–
	$137,545	$–	$–	$–	$349	$137,894		$1,854	$–

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 24.4%
JPMorgan Chase & Co.	1,558	$315,121
Bank of America Corp.	5,371	213,605
Wells Fargo & Co.	3,175	188,563
Goldman Sachs Group, Inc.	352	159,217
Citigroup, Inc.	2,268	143,927
Morgan Stanley	1,462	142,092
PNC Financial Services Group, Inc.	660	102,617
U.S. Bancorp	2,542	100,917
NU Holdings Limited/Cayman Islands — Class A*	7,670	98,866
Truist Financial Corp.	2,465	95,765
Bank of New York Mellon Corp.	1,461	87,499
ICICI Bank Ltd. ADR	2,944	84,817
HDFC Bank Ltd. ADR	1,270	81,699
Toronto-Dominion Bank	1,460	80,242
Royal Bank of Canada	684	72,764
Bank of Nova Scotia	1,570	71,780
M&T Bank Corp.	439	66,447
Fifth Third Bancorp	1,790	65,317
State Street Corp.	819	60,606
Huntington Bancshares, Inc.	4,407	58,084
Regions Financial Corp.	2,857	57,254
Northern Trust Corp.	634	53,243
Citizens Financial Group, Inc.	1,453	52,352
KeyCorp	3,401	48,328
East West Bancorp, Inc.	576	42,180
First Horizon Corp.	2,480	39,110
Comerica, Inc.	669	34,146
Western Alliance Bancorporation	536	33,672
Zions Bancorp North America	768	33,308
Old National Bancorp	1,826	31,389
Wintrust Financial Corp.	301	29,667
Bank OZK	705	28,905
Pinnacle Financial Partners, Inc.	345	27,614
Columbia Banking System, Inc.	1,375	27,349
First Citizens BancShares, Inc. — Class A	15	25,254
Valley National Bancorp	3,315	23,139
Total Banks		2,876,855
Diversified Financial Services - 21.4%
Visa, Inc. — Class A	1,116	292,916
Mastercard, Inc. — Class A	560	247,050
American Express Co.	628	145,413
BlackRock, Inc. — Class A	174	136,994
Charles Schwab Corp.	1,834	135,147
Intercontinental Exchange, Inc.	836	114,440
CME Group, Inc. — Class A	551	108,327
Capital One Financial Corp.	674	93,315
Interactive Brokers Group, Inc. — Class A	751	92,073
Coinbase Global, Inc. — Class A*	407	90,448
Apollo Global Management, Inc.	761	89,851
Ameriprise Financial, Inc.	197	84,156
XP, Inc. — Class A	4,784	84,151
Ares Management Corp. — Class A	629	83,833
Discover Financial Services	589	77,047
Nasdaq, Inc.	1,098	66,165
T. Rowe Price Group, Inc.	559	64,458
Raymond James Financial, Inc.	518	64,030
Tradeweb Markets, Inc. — Class A	594	62,964
Synchrony Financial	1,260	59,459
LPL Financial Holdings, Inc.	209	58,374
Cboe Global Markets, Inc.	322	54,759
Ally Financial, Inc.	1,080	42,844
Upstart Holdings, Inc.*	1,786	42,132
SEI Investments Co.	556	35,968
Franklin Resources, Inc.	1,555	34,754
Invesco Ltd.	2,233	33,406
SoFi Technologies, Inc.*	4,896	32,363
Total Diversified Financial Services		2,526,837
REITs - 20.4%
Prologis, Inc.	1,169	131,290
American Tower Corp. — Class A	624	121,293
Equinix, Inc.	142	107,437
Welltower, Inc.	978	101,957
Digital Realty Trust, Inc.	602	91,534
Simon Property Group, Inc.	584	88,651
Public Storage	304	87,446
Realty Income Corp.	1,638	86,519
Crown Castle, Inc.	845	82,557
Extra Space Storage, Inc.	466	72,421
AvalonBay Communities, Inc.	342	70,756
VICI Properties, Inc.	2,469	70,712
Iron Mountain, Inc.	742	66,498
Equity Residential	959	66,497
Ventas, Inc.	1,157	59,308
Invitation Homes, Inc.	1,652	59,290
SBA Communications Corp.	298	58,497
Weyerhaeuser Co.	2,044	58,029
Alexandria Real Estate Equities, Inc.	494	57,783
Essex Property Trust, Inc.	197	53,623
Mid-America Apartment Communities, Inc.	369	52,623
Sun Communities, Inc.	419	50,423
UDR, Inc.	1,159	47,693
Healthpeak Properties, Inc.	2,432	47,667
Kimco Realty Corp.	2,396	46,626
Lamar Advertising Co. — Class A	382	45,661
Host Hotels & Resorts, Inc.	2,529	45,471
American Homes 4 Rent — Class A	1,219	45,298
Gaming and Leisure Properties, Inc.	989	44,713
Regency Centers Corp.	710	44,162
Camden Property Trust	402	43,862
Equity LifeStyle Properties, Inc.	669	43,572
CubeSmart	909	41,060
Rexford Industrial Realty, Inc.	891	39,730
Annaly Capital Management, Inc.	2,030	38,692
Omega Healthcare Investors, Inc.	1,128	38,634
BXP, Inc.	620	38,167
AGNC Investment Corp.	3,465	33,056

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
REITs - 20.4% (continued)
Sabra Health Care REIT, Inc.	1,624	$25,010
Total REITs		2,404,218
Insurance - 18.5%
Berkshire Hathaway, Inc. — Class B*	937	381,172
Progressive Corp.	688	142,904
Marsh & McLennan Companies, Inc.	626	131,911
Arch Capital Group Ltd.*	1,094	110,374
Aon plc — Class A	343	100,698
Arthur J Gallagher & Co.	371	96,204
Chubb Ltd.	369	94,124
Willis Towers Watson plc	359	94,108
Aflac, Inc.	1,035	92,436
American International Group, Inc.	1,225	90,944
Travelers Companies, Inc.	429	87,233
Prudential Financial, Inc.	724	84,845
MetLife, Inc.	1,203	84,438
Allstate Corp.	521	83,183
Everest Group Ltd.	189	72,013
Hartford Financial Services Group, Inc.	705	70,881
Brown & Brown, Inc.	659	58,921
Cincinnati Financial Corp.	476	56,216
Principal Financial Group, Inc.	710	55,699
W R Berkley Corp.	643	50,527
Equitable Holdings, Inc.	1,158	47,316
Globe Life, Inc.	465	38,260
Corebridge Financial, Inc.[1]	1,199	34,915
Erie Indemnity Co. — Class A	52	18,845
Total Insurance		2,178,167
Commercial Services - 7.2%
S&P Global, Inc.	347	154,762
Moody’s Corp.	252	106,074
PayPal Holdings, Inc.*	1,683	97,664
Block, Inc. — Class A*	1,279	82,483
StoneCo Ltd. — Class A*	6,073	72,815
Global Payments, Inc.	675	65,273
Corpay, Inc.*	212	56,479
Toast, Inc. — Class A*	2,033	52,390
Affirm Holdings, Inc.*	1,131	34,168
MarketAxess Holdings, Inc.	162	32,486
Shift4 Payments, Inc. — Class A*	440	32,274
Morningstar, Inc.	84	24,851
Euronet Worldwide, Inc.*	234	24,219
Flywire Corp.*	1,116	18,291
Total Commercial Services		854,229
Private Equity - 3.2%
Blackstone, Inc. — Class A	1,279	158,340
KKR & Company, Inc. — Class A	1,009	106,187
Brookfield Corp.	1,769	73,484
Carlyle Group, Inc.	1,010	40,552
Total Private Equity		378,563
Software - 2.8%
Fiserv, Inc.*	811	120,871
Fidelity National Information Services, Inc.	1,107	83,424
MSCI, Inc. — Class A	163	78,525
Jack Henry & Associates, Inc.	278	46,154
Total Software		328,974
Internet - 0.5%
Robinhood Markets, Inc. — Class A*	2,366	53,732
Media - 0.4%
FactSet Research Systems, Inc.	126	51,442
Savings & Loans - 0.1%
New York Community Bancorp, Inc.	5,303	17,076
Total Common Stocks
(Cost $9,377,276)		11,670,093

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	11,750	68,619
Total Preferred Stocks
(Cost $58,730)		68,619

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$19,269	19,269
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	15,192	15,192
Total Repurchase Agreements
(Cost $34,461)		34,461

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	28,501	28,501
Total Securities Lending Collateral
(Cost $28,501)		28,501
Total Investments - 100.0%
(Cost $9,498,968)		$11,801,674
Other Assets & Liabilities, net - 0.0%		3,537
Total Net Assets - 100.0%		$11,805,211

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,670,093	$—	$—	$11,670,093
Preferred Stocks	68,619	—	—	68,619
Repurchase Agreements	—	34,461	—	34,461
Securities Lending Collateral	28,501	—	—	28,501
Total Assets	$11,767,213	$34,461	$—	$11,801,674

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,225	$807,372
Guggenheim Strategy Fund II1	32,350	797,432
Total Mutual Funds
(Cost $1,607,879)		1,604,804

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 86.7%
U.S. Treasury Bonds
4.63% due 05/15/54	$16,600,000	16,833,438
Total U.S. Government Securities
(Cost $16,801,434)		16,833,438

U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	359,000	358,583
Total U.S. Treasury Bills
(Cost $358,580)		358,583

REPURCHASE AGREEMENTS††,4 - 9.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	1,032,393	1,032,393
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	813,920	813,920
Total Repurchase Agreements
(Cost $1,846,313)		1,846,313
Total Investments - 106.3%
(Cost $20,614,206)		$20,643,138
Other Assets & Liabilities, net - (6.3)%		(1,216,598)
Total Net Assets - 100.0%		$19,426,540

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	52	Sep 2024	$6,477,250	$7,974

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,604,804	$—	$—	$1,604,804
U.S. Government Securities	—	16,833,438	—	16,833,438
U.S. Treasury Bills	—	358,583	—	358,583
Repurchase Agreements	—	1,846,313	—	1,846,313
Interest Rate Futures Contracts**	7,974	—	—	7,974
Total Assets	$1,612,778	$19,038,334	$—	$20,651,112

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,597,404	$–	$(800,000)	$(6,340)	$6,368	$797,432	32,350	$13,046
Guggenheim Ultra Short Duration Fund — Institutional Class	1,806,249	–	(1,000,000)	(6,366)	7,489	807,372	81,225	12,498
	$3,403,653	$–	$(1,800,000)	$(12,706)	$13,857	$1,604,804		$25,544

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 33.9%
Eli Lilly & Co.	1,070	$968,757
Johnson & Johnson	4,437	648,512
AbbVie, Inc.	3,542	607,524
Merck & Company, Inc.	4,835	598,573
Pfizer, Inc.	15,648	437,831
Cigna Group	1,010	333,876
Bristol-Myers Squibb Co.	7,726	320,861
Zoetis, Inc.	1,721	298,353
AstraZeneca plc ADR	3,793	295,816
McKesson Corp.	506	295,524
CVS Health Corp.	4,988	294,591
Becton Dickinson & Co.	1,226	286,528
Dexcom, Inc.*	2,045	231,862
Novo Nordisk A/S ADR	1,615	230,525
Cencora, Inc. — Class A	942	212,233
Novartis AG ADR	1,708	181,834
Alkermes plc*	7,502	180,798
GSK plc ADR	4,377	168,514
Cardinal Health, Inc.	1,708	167,930
Teva Pharmaceutical Industries Ltd. ADR*	10,151	164,954
Neurocrine Biosciences, Inc.*	917	126,243
Viatris, Inc.	11,626	123,584
Henry Schein, Inc.*	1,515	97,111
Vaxcyte, Inc.*	1,221	92,198
Jazz Pharmaceuticals plc*	793	84,637
Option Care Health, Inc.*	2,738	75,843
Madrigal Pharmaceuticals, Inc.*	173	48,468
Total Pharmaceuticals		7,573,480
Healthcare-Products - 27.8%
Thermo Fisher Scientific, Inc.	893	493,829
Abbott Laboratories	4,457	463,127
Danaher Corp.	1,803	450,479
Intuitive Surgical, Inc.*	995	442,626
Stryker Corp.	1,095	372,574
Boston Scientific Corp.*	4,779	368,031
Edwards Lifesciences Corp.*	2,856	263,809
Medtronic plc	3,329	262,026
IDEXX Laboratories, Inc.*	446	217,291
Agilent Technologies, Inc.	1,635	211,945
GE HealthCare Technologies, Inc.	2,572	200,410
ResMed, Inc.	902	172,661
West Pharmaceutical Services, Inc.	504	166,012
Zimmer Biomet Holdings, Inc.	1,519	164,857
Hologic, Inc.*	1,957	145,307
Baxter International, Inc.	4,286	143,367
Waters Corp.*	493	143,029
Cooper Companies, Inc.*	1,581	138,021
Align Technology, Inc.*	557	134,476
Insulet Corp.*	642	129,556
Avantor, Inc.*	6,065	128,578
Natera, Inc.*	1,110	120,202
Bio-Techne Corp.	1,566	112,204
Exact Sciences Corp.*	2,283	96,457
Repligen Corp.*	733	92,402
Bruker Corp.	1,386	88,441
Penumbra, Inc.*	491	88,365
Masimo Corp.*	662	83,372
Lantheus Holdings, Inc.*	1,006	80,772
Dentsply Sirona, Inc.	3,054	76,075
Azenta, Inc.*	1,086	57,145
Inari Medical, Inc.*	1,164	56,047
Inspire Medical Systems, Inc.*	340	45,502
Total Healthcare-Products		6,208,995
Biotechnology - 20.5%
Amgen, Inc.	1,468	458,677
Vertex Pharmaceuticals, Inc.*	793	371,695
Regeneron Pharmaceuticals, Inc.*	351	368,912
Gilead Sciences, Inc.	4,826	331,112
Alnylam Pharmaceuticals, Inc.*	962	233,766
Argenx SE ADR*	464	199,539
Biogen, Inc.*	853	197,742
Moderna, Inc.*	1,659	197,006
CRISPR Therapeutics AG*	2,747	148,365
Sarepta Therapeutics, Inc.*	911	143,938
Illumina, Inc.*	1,306	136,320
United Therapeutics Corp.*	422	134,428
BioMarin Pharmaceutical, Inc.*	1,632	134,363
Royalty Pharma plc — Class A	4,726	124,625
Incyte Corp.*	1,897	114,996
Ionis Pharmaceuticals, Inc.*	1,930	91,984
Halozyme Therapeutics, Inc.*	1,748	91,525
Intra-Cellular Therapies, Inc.*	1,310	89,722
Exelixis, Inc.*	3,915	87,970
Cytokinetics, Inc.*	1,581	85,659
REVOLUTION Medicines, Inc.*	2,148	83,364
Viking Therapeutics, Inc.*	1,528	80,999
Roivant Sciences Ltd.*	7,289	77,045
Blueprint Medicines Corp.*	695	74,907
Apellis Pharmaceuticals, Inc.*	1,706	65,442
Axsome Therapeutics, Inc.*	808	65,044
Guardant Health, Inc.*	2,123	61,312
Arrowhead Pharmaceuticals, Inc.*	2,347	60,999
Bridgebio Pharma, Inc.*	2,374	60,133
Ultragenyx Pharmaceutical, Inc.*	1,461	60,047
TG Therapeutics, Inc.*	3,138	55,825
ACADIA Pharmaceuticals, Inc.*	3,085	50,131
Iovance Biotherapeutics, Inc.*	6,083	48,786
GRAIL, Inc.*,1	219	3,363
Total Biotechnology		4,589,741
Healthcare-Services - 15.5%
UnitedHealth Group, Inc.	1,499	763,381
Elevance Health, Inc.	724	392,307
HCA Healthcare, Inc.	817	262,486
Humana, Inc.	631	235,773
ICON plc*	686	215,040
IQVIA Holdings, Inc.*	997	210,806
Centene Corp.*	3,060	202,878
Labcorp Holdings, Inc.	720	146,527
Molina Healthcare, Inc.*	477	141,812
Quest Diagnostics, Inc.	977	133,732
Tenet Healthcare Corp.*	902	119,993
Universal Health Services, Inc. — Class B	637	117,800
Catalent, Inc.*	1,932	108,636
Medpace Holdings, Inc.*	251	103,374

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 15.5% (continued)
HealthEquity, Inc.*	1,124	$96,889
DaVita, Inc.*	637	88,269
Acadia Healthcare Company, Inc.*	1,275	86,114
Teladoc Health, Inc.*	4,510	44,108
Total Healthcare-Services		3,469,925
Electronics - 0.8%
Mettler-Toledo International, Inc.*	131	183,084
Software - 0.8%
Veeva Systems, Inc. — Class A*	962	176,056
Commercial Services - 0.2%
R1 RCM, Inc.*	3,931	49,373
Total Common Stocks
(Cost $13,778,871)		22,250,654

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	–
Total Rights
(Cost $–)		–

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$79,630	79,630
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	62,778	62,778
Total Repurchase Agreements
(Cost $142,408)		142,408

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	2,837	2,837
Total Securities Lending Collateral
(Cost $2,837)		2,837
Total Investments - 100.1%
(Cost $13,924,116)		$22,395,899
Other Assets & Liabilities, net - (0.1)%		(23,249)
Total Net Assets - 100.0%		$22,372,650

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$22,250,654	$—	$—		$22,250,654
Rights	—	—	—	*	—
Repurchase Agreements	—	142,408	—		142,408
Securities Lending Collateral	2,837	—	—		2,837
Total Assets	$22,253,491	$142,408	$—		$22,395,899

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 15.0%
Guggenheim Strategy Fund III[1]	79,841	$1,974,470
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,324,495
Guggenheim Strategy Fund II1	53,173	1,310,708
Total Mutual Funds
(Cost $4,578,426)		4,609,673

	Face Amount
FEDERAL AGENCY NOTES†† - 24.3%
Federal Home Loan Bank
5.34% (SOFR – 0.00%, Rate Floor: 0.00%) due 08/22/24◊	$3,000,000	2,999,823
5.35% (SOFR + 0.01%, Rate Floor: 0.00%) due 07/15/24◊	1,500,000	1,499,960
5.34% (SOFR – 0.00%, Rate Floor: 0.00%) due 07/30/24◊	1,000,000	999,949
Federal Farm Credit Bank
5.50% due 11/25/24	2,000,000	2,000,914
Total Federal Agency Notes
(Cost $7,500,951)		7,500,646

U.S. GOVERNMENT SECURITIES†† - 13.0%
United States Treasury Floating Rate Note
5.45% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	4,000,000	4,001,408
Total U.S. Government Securities
(Cost $3,999,532)		4,001,408

U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bills
5.28% due 07/02/24[2]	2,400,000	2,399,649
5.18% due 07/09/24[2,3]	970,000	968,874
Total U.S. Treasury Bills
(Cost $3,368,512)		3,368,523

FEDERAL AGENCY DISCOUNT NOTES†† - 5.2%
Federal Home Loan Bank
5.26% due 07/31/24[2]	1,600,000	1,592,936
Total Federal Agency Discount Notes
(Cost $1,592,987)		1,592,936

REPURCHASE AGREEMENTS††,4 - 26.0%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[5]	4,466,584	4,466,584
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[5]	3,521,377	3,521,377
Total Repurchase Agreements
(Cost $7,987,961)		7,987,961
Total Investments - 94.4%
(Cost $29,028,369)		$29,061,147
Other Assets & Liabilities, net - 5.6%		1,716,426
Total Net Assets - 100.0%		$30,777,573

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	278	Sep 2024	$29,613,516	$188,483

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	$21,150,000	$1,321,346	$1,387,443	$(66,097)
Goldman Sachs International	ICE	CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	6,700,000	418,583	446,443	(27,860)
							$1,739,929	$1,833,886	$(93,957)

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	09/26/24	1,222	$94,280	$(330)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	09/26/24	1,788	168,564	(644)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	07/25/24	16,337	1,260,236	(4,411)
							$1,523,080	$(5,385)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2024.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.

CDX.NA.HY.42.V1 — Credit Default Swap North American High Yield Series 42 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,609,673	$—	$—	$4,609,673
Federal Agency Notes	—	7,500,646	—	7,500,646
U.S. Government Securities	—	4,001,408	—	4,001,408
U.S. Treasury Bills	—	3,368,523	—	3,368,523
Federal Agency Discount Notes	—	1,592,936	—	1,592,936
Repurchase Agreements	—	7,987,961	—	7,987,961
Interest Rate Futures Contracts**	188,483	—	—	188,483
Total Assets	$4,798,156	$24,451,474	$—	$29,249,630

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$93,957	$—	$93,957
Credit Index Swap Agreements**	—	5,385	—	5,385
Total Liabilities	$—	$99,342	$—	$99,342

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,308,049	$–	$–	$–	$2,659	$1,310,708	53,173	$18,335
Guggenheim Strategy Fund III	1,969,680	–	–	–	4,790	1,974,470	79,841	26,270
Guggenheim Ultra Short Duration Fund — Institutional Class	1,320,497	–	–	–	3,998	1,324,495	133,249	17,154
	$4,598,226	$–	$–	$–	$11,447	$4,609,673		$61,759

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 56.6%
Alphabet, Inc. — Class A	4,827	$879,238
Amazon.com, Inc.*	4,073	787,107
Meta Platforms, Inc. — Class A	1,289	649,940
Netflix, Inc.*	662	446,771
Uber Technologies, Inc.*	4,459	324,080
Airbnb, Inc. — Class A*	1,645	249,431
Booking Holdings, Inc.	60	237,690
DoorDash, Inc. — Class A*	1,447	157,405
Alibaba Group Holding Ltd. ADR	2,022	145,584
Pinterest, Inc. — Class A*	3,250	143,228
Shopify, Inc. — Class A*	2,146	141,743
eBay, Inc.	2,504	134,515
Spotify Technology S.A.*	395	123,947
Snap, Inc. — Class A*	7,323	121,635
GoDaddy, Inc. — Class A*	827	115,540
MercadoLibre, Inc.*	66	108,464
Expedia Group, Inc.*	854	107,596
JD.com, Inc. ADR	4,151	107,262
Okta, Inc.*	1,135	106,247
Baidu, Inc. ADR*	1,190	102,911
Sea Ltd. ADR*	1,417	101,202
VeriSign, Inc.*	568	100,990
Trip.com Group Ltd. ADR*	2,053	96,491
Wix.com Ltd.*	570	90,670
Bilibili, Inc. ADR*	5,852	90,355
Chewy, Inc. — Class A*	3,184	86,732
F5, Inc.*	487	83,876
Roku, Inc.*	1,372	82,224
Zillow Group, Inc. — Class C*	1,686	78,214
Match Group, Inc.*	2,338	71,028
Etsy, Inc.*	1,147	67,650
Wayfair, Inc. — Class A*	1,213	63,962
Lyft, Inc. — Class A*	4,029	56,809
IAC, Inc.*	1,027	48,115
Cargurus, Inc.*	1,622	42,496
TripAdvisor, Inc.*	2,044	36,404
Ziff Davis, Inc.*	588	32,369
Bumble, Inc. — Class A*	2,957	31,078
Trump Media & Technology Group Corp.*,1	885	28,984
Total Internet		6,479,983
Software - 27.1%
Adobe, Inc.*	810	449,988
Salesforce, Inc.	1,671	429,614
Workday, Inc. — Class A*	921	205,899
Snowflake, Inc. — Class A*	1,257	169,808
Datadog, Inc. — Class A*	1,309	169,764
Electronic Arts, Inc.	1,140	158,836
Cloudflare, Inc. — Class A*	1,702	140,977
Veeva Systems, Inc. — Class A*	723	132,316
Take-Two Interactive Software, Inc.*	835	129,834
ROBLOX Corp. — Class A*	3,184	118,477
MongoDB, Inc.*	469	117,231
Zoom Video Communications, Inc. — Class A*	1,814	107,371
NetEase, Inc. ADR	1,106	105,712
Nutanix, Inc. — Class A*	1,767	100,454
Akamai Technologies, Inc.*	1,072	96,566
DocuSign, Inc.*	1,628	87,098
Twilio, Inc. — Class A*	1,377	78,227
Dropbox, Inc. — Class A*	3,220	72,353
Smartsheet, Inc. — Class A*	1,476	65,062
ZoomInfo Technologies, Inc. — Class A*	4,226	53,966
Box, Inc. — Class A*	1,919	50,738
DigitalOcean Holdings, Inc.*	1,032	35,862
Fastly, Inc. — Class A*	3,470	25,574
Total Software		3,101,727
Telecommunications - 10.7%
Cisco Systems, Inc.	7,412	352,144
Arista Networks, Inc.*	694	243,233
Motorola Solutions, Inc.	549	211,941
Telefonaktiebolaget LM Ericsson ADR	14,860	91,686
Juniper Networks, Inc.	2,460	89,692
Ciena Corp.*	1,418	68,319
Nokia Oyj ADR	17,261	65,247
Extreme Networks, Inc.*	2,700	36,315
Viavi Solutions, Inc.*	4,572	31,410
Viasat, Inc.*	2,320	29,464
Total Telecommunications		1,219,451
Commercial Services - 2.2%
PayPal Holdings, Inc.*	3,390	196,722
Paylocity Holding Corp.*	431	56,827
Total Commercial Services		253,549
Real Estate - 1.2%
CoStar Group, Inc.*	1,914	141,904
Entertainment - 0.9%
DraftKings, Inc. — Class A*	2,739	104,547
Computers - 0.5%
Lumentum Holdings, Inc.*	988	50,309
Healthcare-Services - 0.3%
Teladoc Health, Inc.*	3,396	33,213
Total Common Stocks
(Cost $5,856,725)		11,384,683

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$24,512	24,512
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	19,324	19,324
Total Repurchase Agreements
(Cost $43,836)		43,836

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	31,050	$31,050
Total Securities Lending Collateral
(Cost $31,050)		31,050
Total Investments - 100.2%
(Cost $5,931,611)		$11,459,569
Other Assets & Liabilities, net - (0.2)%		(22,747)
Total Net Assets - 100.0%		$11,436,822

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,384,683	$—	$—	$11,384,683
Repurchase Agreements	—	43,836	—	43,836
Securities Lending Collateral	31,050	—	—	31,050
Total Assets	$11,415,733	$43,836	$—	$11,459,569

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 155.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	$217,034	$217,034
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	171,106	171,106
Total Repurchase Agreements
(Cost $388,140)		388,140
Total Investments - 155.7%
(Cost $388,140)		$388,140
Other Assets & Liabilities, net - (55.7)%		(138,918)
Total Net Assets - 100.0%		$249,222

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P Emerging 50 ADR Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	09/26/24	121	$350,242	$2,658
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	4.58% (Federal Funds Rate - 0.75%)	At Maturity	09/26/24	51	147,811	681
							$498,053	$3,339

††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024. ADR – American Depository Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$388,140	$—	$388,140
Equity Index Swap Agreements**	—	3,339	—	3,339
Total Assets	$—	$391,479	$—	$391,479

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 32.2%
Guggenheim Strategy Fund II1	137,556	$3,390,748
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,248,335
Total Mutual Funds
(Cost $6,642,019)		6,639,083

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$191,000	190,778
Total U.S. Treasury Bills
(Cost $190,776)		190,778

REPURCHASE AGREEMENTS††,4 - 110.5%
Individual Repurchase Agreements Barclays Capital, Inc. issued 06/28/24 at 5.00% due 07/01/24 (secured by a U.S. Treasury Bond, at a rate of 5.00% and maturing 05/15/54 as collateral, with a value of $7,266,710) to be repurchased at $7,125,468	7,122,500	7,122,500
Mizuho Securities USA LLC issued 06/28/24 at 5.05% due 07/01/24 (secured by a U.S. Treasury Bond, at a rate of 5.05% and maturing 05/15/54 as collateral, with a value of $5,709,688) to be repurchased at $5,598,732	5,596,377	5,596,377
Joint Repurchase Agreements
J.P Morgan Securities LLC
issued 06/28/24 at 5.32% due 07/01/24	5,631,001	5,631,001
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	4,439,382	4,439,382
Total Repurchase Agreements
(Cost $22,789,260)		22,789,260
Total Investments - 143.6%
(Cost $29,622,055)		$29,619,121

U.S. Government Securities Sold Short†† - (78.7)%
U.S. Treasury Bonds
4.63% due 05/15/54	16,000,000	(16,225,000)
Total Securities Sold Short - (78.7)%
(Proceeds $16,216,136)		$(16,225,000)
Other Assets & Liabilities, net - 35.1%		7,238,132
Total Net Assets - 100.0%		$20,632,253

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	36	Sep 2024	$4,484,250	$(14,270)

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,639,083	$—	$—	$6,639,083
U.S. Treasury Bills	—	190,778	—	190,778
Repurchase Agreements	—	22,789,260	—	22,789,260
Total Assets	$6,639,083	$22,980,038	$—	$29,619,121

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$16,225,000	$—	$16,225,000
Interest Rate Futures Contracts**	14,270	—	—	14,270
Total Liabilities	$14,270	$16,225,000	$—	$16,239,270

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,180,462	$–	$(1,800,000)	$(19,647)	$29,933	$3,390,748	137,556	$69,777
Guggenheim Ultra Short Duration Fund — Institutional Class	4,734,506	–	(1,500,000)	(3,171)	17,000	3,248,335	326,794	59,563
	$9,914,968	$–	$(3,300,000)	$(22,818)	$46,933	$6,639,083		$129,340

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 12.3%
Guggenheim Strategy Fund II1	29,310	$722,480
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	374,570
Total Mutual Funds
(Cost $1,096,686)		1,097,050

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$87,000	86,899
Total U.S. Treasury Bills
(Cost $86,898)		86,899

REPURCHASE AGREEMENTS††,4 - 81.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	4,060,922	4,060,922
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	3,201,559	3,201,559
Total Repurchase Agreements
(Cost $7,262,481)		7,262,481
Total Investments - 94.7%
(Cost $8,446,065)		$8,446,430
Other Assets & Liabilities, net - 5.3%		476,683
Total Net Assets - 100.0%		$8,923,113

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	83	Sep 2024	$8,841,445	$(29,148)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	$8,350,000	$(521,666)	$(542,635)	$20,969

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at June 30, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

CDX.NA.HY.42.V1 — Credit Default Swap North American High Yield Series 42 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,097,050	$—	$—	$1,097,050
U.S. Treasury Bills	—	86,899	—	86,899
Repurchase Agreements	—	7,262,481	—	7,262,481
Credit Default Swap Agreements**	—	20,969	—	20,969
Total Assets	$1,097,050	$7,370,349	$—	$8,467,399

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$29,148	$—	$—	$29,148

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$721,015	$–	$–	$–	$1,465	$722,480	29,310	$10,107
Guggenheim Ultra Short Duration Fund — Institutional Class	373,439	–	–	–	1,131	374,570	37,683	4,851
	$1,094,454	$–	$–	$–	$2,596	$1,097,050		$14,958

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 17.3%
Guggenheim Strategy Fund II1	2,020	$49,793
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	46,023
Total Mutual Funds
(Cost $95,671)		95,816

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
5.23% due 09/12/24[2,3]	$25,000	24,734
Total U.S. Treasury Bills
(Cost $24,735)		24,734

REPURCHASE AGREEMENTS††,4 - 74.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	230,591	230,591
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	181,794	181,794
Total Repurchase Agreements
(Cost $412,385)		412,385
Total Investments - 96.5%
(Cost $532,791)		$532,935
Other Assets & Liabilities, net - 3.5%		19,463
Total Net Assets - 100.0%		$552,398

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.59% (SOFR + 0.25%)	At Maturity	09/25/24	123	$361,489	$2,521
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.28% (Federal Funds Rate - 0.05%)	At Maturity	09/26/24	38	109,902	616
BNP Paribas	S&P MidCap 400 Index	Receive	5.38% (Federal Funds Rate + 0.05%)	At Maturity	09/26/24	28	82,331	(246)
							$553,722	$2,891

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$95,816	$—	$—	$95,816
U.S. Treasury Bills	—	24,734	—	24,734
Repurchase Agreements	—	412,385	—	412,385
Equity Index Swap Agreements**	—	3,137	—	3,137
Total Assets	$95,816	$440,256	$—	$536,072

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$246	$—	$246

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,692	$–	$–	$–	$101	$49,793	2,020	$696
Guggenheim Ultra Short Duration Fund — Institutional Class	45,884	–	–	–	139	46,023	4,630	595
	$95,576	$–	$–	$–	$240	$95,816		$1,291

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 10.9%
Guggenheim Strategy Fund II1	49,399	$1,217,694
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	866,456
Total Mutual Funds
(Cost $2,033,556)		2,084,150

	Face Amount
U.S. TREASURY BILLS†† - 13.8%
U.S. Treasury Bills
5.28% due 07/02/24[2]	$1,400,000	1,399,795
5.20% due 07/05/24[2]	500,000	499,707
5.23% due 09/12/24[2,3]	500,000	494,689
5.18% due 07/09/24[2,4]	249,000	248,711
Total U.S. Treasury Bills
(Cost $2,642,912)		2,642,902

FEDERAL AGENCY NOTES†† - 7.9%
Federal Home Loan Bank
5.35% (SOFR + 0.01%, Rate Floor: 0.00%) due 08/05/24◊	1,500,000	1,499,933
Total Federal Agency Notes
(Cost $1,499,954)		1,499,933

FEDERAL AGENCY DISCOUNT NOTES†† - 5.7%
Federal Home Loan Bank
5.26% due 07/31/24[2]	1,100,000	1,095,144
Total Federal Agency Discount Notes
(Cost $1,095,178)		1,095,144

REPURCHASE AGREEMENTS††,5 - 59.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	6,340,266	6,340,266
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	4,998,555	4,998,555
Total Repurchase Agreements
(Cost $11,338,821)		11,338,821
Total Investments - 97.6%
(Cost $18,610,421)		$18,660,950
Other Assets & Liabilities, net - 2.4%		456,767
Total Net Assets - 100.0%		$19,117,717

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	15	Sep 2024	$5,979,750	$5,090

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	302	$5,943,188	$5,499
Barclays Bank plc	NASDAQ-100 Index	Receive	5.69% (SOFR + 0.35%)	At Maturity	09/25/24	195	3,839,539	(33,477)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	170	3,343,533	(35,375)
							$13,126,260	$(63,353)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,084,150	$—	$—	$2,084,150
U.S. Treasury Bills	—	2,642,902	—	2,642,902
Federal Agency Notes	—	1,499,933	—	1,499,933
Federal Agency Discount Notes	—	1,095,144	—	1,095,144
Repurchase Agreements	—	11,338,821	—	11,338,821
Equity Futures Contracts**	5,090	—	—	5,090
Equity Index Swap Agreements**	—	5,499	—	5,499
Total Assets	$2,089,240	$16,582,299	$—	$18,671,539

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$68,852	$—	$68,852

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,215,224	$–	$–	$–	$2,470	$1,217,694	49,399	$17,031
Guggenheim Ultra Short Duration Fund — Institutional Class	863,841	–	–	–	2,615	866,456	87,169	11,190
	$2,079,065	$–	$–	$–	$5,085	$2,084,150		$28,221

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 37.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$442,763
Guggenheim Strategy Fund II1	17,889	440,973
Total Mutual Funds
(Cost $868,958)		883,736

	Face Amount
U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
5.23% due 09/12/24[2,3]	50,000	49,469
5.18% due 07/09/24[3,4]	6,000	5,993
Total U.S. Treasury Bills
(Cost $55,463)		55,462

REPURCHASE AGREEMENTS††,5 - 60.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	$811,150	811,150
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	639,496	639,496
Total Repurchase Agreements
(Cost $1,450,646)		1,450,646
Total Investments - 100.0%
(Cost $2,375,067)		$2,389,844
Other Assets & Liabilities, net - 0.0%		(1,058)
Total Net Assets - 100.0%		$2,388,786

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	4	Sep 2024	$413,280	$(7,417)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	5.39% (SOFR + 0.05%)	At Maturity	09/25/24	272	$557,255	$(4,593)
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	09/26/24	355	727,346	(5,996)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	09/26/24	344	703,889	(8,713)
							$1,988,490	$(19,302)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$883,736	$—	$—	$883,736
U.S. Treasury Bills	—	55,462	—	55,462
Repurchase Agreements	—	1,450,646	—	1,450,646
Total Assets	$883,736	$1,506,108	$—	$2,389,844

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$7,417	$—	$—	$7,417
Equity Index Swap Agreements**	—	19,302	—	19,302
Total Liabilities	$7,417	$19,302	$—	$26,719

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$440,079	$–	$–	$–	$894	$440,973	17,889	$6,168
Guggenheim Ultra Short Duration Fund — Institutional Class	441,426	–	–	–	1,337	442,763	44,544	5,718
	$881,505	$–	$–	$–	$2,231	$883,736		$11,886

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MUTUAL FUNDS† - 25.9%
Guggenheim Strategy Fund II1	262,625	$6,473,709
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,244,283
Total Mutual Funds
(Cost $10,738,043)		10,717,992

	Face Amount
U.S. TREASURY BILLS†† - 18.5%
U.S. Treasury Bills
5.28% due 07/02/24[2]	$3,100,000	3,099,546
5.25% due 07/16/24[2]	2,000,000	1,995,621
5.23% due 09/12/24[2,3]	1,900,000	1,879,820
5.20% due 07/02/24[2]	650,000	649,905
5.18% due 07/09/24[2,4]	47,000	46,945
Total U.S. Treasury Bills
(Cost $7,671,869)		7,671,837

FEDERAL AGENCY DISCOUNT NOTES†† - 12.0%
Federal Home Loan Bank
5.24% due 07/26/24[2]	4,100,000	4,085,080
5.27% due 07/19/24[2]	882,000	879,676
Total Federal Agency Discount Notes
(Cost $4,964,756)		4,964,756

FEDERAL AGENCY NOTES†† - 9.6%
Federal Farm Credit Bank
5.50% due 11/25/24	2,000,000	2,000,914
Federal Home Loan Bank
5.34% (SOFR + 0.00%, Rate Floor: 0.00%) due 08/22/24◊	2,000,000	1,999,882
Total Federal Agency Notes
(Cost $4,001,014)		4,000,796

REPURCHASE AGREEMENTS††,5 - 33.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	7,747,618	7,747,618
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	6,108,086	6,108,086
Total Repurchase Agreements
(Cost $13,855,704)		13,855,704
Total Investments - 99.5%
(Cost $41,231,386)		$41,211,085
Other Assets & Liabilities, net - 0.5%		203,566
Total Net Assets - 100.0%		$41,414,651

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	3	Sep 2024	$828,525	$(3,118)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	730	$3,987,542	$6,443
Barclays Bank plc	S&P 500 Index	Receive	5.64% (SOFR + 0.30%)	At Maturity	09/25/24	2,486	13,576,232	(31,352)
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	4,218	23,032,925	(51,802)
							$40,596,699	$(76,711)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,717,992	$—	$—	$10,717,992
U.S. Treasury Bills	—	7,671,837	—	7,671,837
Federal Agency Discount Notes	—	4,964,756	—	4,964,756
Federal Agency Notes	—	4,000,796	—	4,000,796
Repurchase Agreements	—	13,855,704	—	13,855,704
Equity Index Swap Agreements**	—	6,443	—	6,443
Total Assets	$10,717,992	$30,499,536	$—	$41,217,528

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,118	$—	$—	$3,118
Equity Index Swap Agreements**	—	83,154	—	83,154
Total Liabilities	$3,118	$83,154	$—	$86,272

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,460,578	$–	$–	$–	$13,131	$6,473,709	262,625	$90,543
Guggenheim Ultra Short Duration Fund — Institutional Class	4,231,473	–	–	–	12,810	4,244,283	426,990	54,816
	$10,692,051	$–	$–	$–	$25,941	$10,717,992		$145,359

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 32.7% (continued)
U.S. Treasury Bills
5.18% due 07/09/24[1,2]	$477,000	$476,447
Total U.S. Treasury Bills
(Cost $476,442)		476,447

REPURCHASE AGREEMENTS††,3 - 66.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	542,145	542,145
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	427,418	427,418
Total Repurchase Agreements
(Cost $969,563)		969,563
Total Investments - 99.2%
(Cost $1,446,005)		$1,446,010
Other Assets & Liabilities, net - 0.8%		11,407
Total Net Assets - 100.0%		$1,457,417

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	15	Sep 2024	$2,987,625	$61,975

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	37	Sep 2024	2,909,356	(68,080)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at June 30, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$476,447	$—	$476,447
Repurchase Agreements	—	969,563	—	969,563
Equity Futures Contracts**	61,975	—	—	61,975
Total Assets	$61,975	$1,446,010	$—	$1,507,985

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$68,080	$—	$—	$68,080

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 19.8%
McDonald’s Corp.	992	$252,801
Starbucks Corp.	2,163	168,390
Chipotle Mexican Grill, Inc. — Class A*	2,650	166,023
Yum! Brands, Inc.	837	110,869
Darden Restaurants, Inc.	527	79,746
Domino’s Pizza, Inc.	149	76,933
Restaurant Brands International, Inc.	957	67,344
Texas Roadhouse, Inc. — Class A	365	62,674
Yum China Holdings, Inc.	1,886	58,164
Wingstop, Inc.	117	49,451
Cava Group, Inc.*	514	47,673
Shake Shack, Inc. — Class A*	385	34,650
Brinker International, Inc.*	472	34,168
Wendy’s Co.	1,887	32,004
Cheesecake Factory, Inc.	637	25,028
Bloomin’ Brands, Inc.	1,253	24,095
Papa John’s International, Inc.	489	22,973
Dave & Buster’s Entertainment, Inc.*	518	20,622
Jack in the Box, Inc.	329	16,759
Cracker Barrel Old Country Store, Inc.	381	16,063
Total Retail		1,366,430
Internet - 17.9%
Netflix, Inc.*	472	318,543
Booking Holdings, Inc.	52	205,998
Airbnb, Inc. — Class A*	1,173	177,862
DoorDash, Inc. — Class A*	1,032	112,261
Spotify Technology S.A.*	288	90,371
Expedia Group, Inc.*	609	76,728
Sea Ltd. ADR*	1,002	71,563
Trip.com Group Ltd. ADR*	1,441	67,727
Bilibili, Inc. ADR*	3,945	60,911
Roku, Inc.*	978	58,612
Total Internet		1,240,576
Media - 15.4%
Walt Disney Co.	2,499	248,126
Comcast Corp. — Class A	5,944	232,767
Charter Communications, Inc. — Class A*	356	106,430
Warner Bros Discovery, Inc.*	10,373	77,175
News Corp. — Class A	2,704	74,549
Fox Corp. — Class A	2,152	73,964
New York Times Co. — Class A	1,025	52,490
Liberty Broadband Corp. — Class C*	952	52,189
Paramount Global — Class B	4,515	46,911
Endeavor Group Holdings, Inc. — Class A	1,643	44,410
Nexstar Media Group, Inc. — Class A	244	40,507
Sirius XM Holdings, Inc.[1]	5,668	16,040
Total Media		1,065,558
Entertainment - 10.9%
DraftKings, Inc. — Class A*	1,952	74,508
TKO Group Holdings, Inc.	684	73,865
Live Nation Entertainment, Inc.*	777	72,836
Warner Music Group Corp. — Class A	2,276	69,759
Light & Wonder, Inc. — Class A*	583	61,145
Churchill Downs, Inc.	400	55,840
Caesars Entertainment, Inc.*	1,373	54,563
Vail Resorts, Inc.	264	47,554
Red Rock Resorts, Inc. — Class A	764	41,967
Penn Entertainment, Inc.*	1,663	32,187
Marriott Vacations Worldwide Corp.	359	31,348
Six Flags Entertainment Corp.	933	30,920
Cinemark Holdings, Inc.*	1,427	30,852
International Game Technology plc	1,357	27,764
United Parks & Resorts, Inc.*	481	26,123
AMC Entertainment Holdings, Inc. — Class A*,1	4,248	21,154
Total Entertainment		752,385
Lodging - 9.4%
Hilton Worldwide Holdings, Inc.	635	138,557
Marriott International, Inc. — Class A	572	138,292
Las Vegas Sands Corp.	1,678	74,252
Hyatt Hotels Corp. — Class A	472	71,706
MGM Resorts International*	1,401	62,260
Wynn Resorts Ltd.	597	53,432
Wyndham Hotels & Resorts, Inc.	609	45,066
Boyd Gaming Corp.	653	35,980
Choice Hotels International, Inc.[1]	285	33,915
Total Lodging		653,460
Leisure Time - 7.4%
Royal Caribbean Cruises Ltd.*	710	113,195
Carnival Corp.*	4,861	90,998
Norwegian Cruise Line Holdings Ltd.*	2,909	54,660
Planet Fitness, Inc. — Class A*	677	49,820
Brunswick Corp.	557	40,533
Polaris, Inc.	493	38,607
Harley-Davidson, Inc.	1,132	37,967
YETI Holdings, Inc.*	834	31,817
Topgolf Callaway Brands Corp.*	1,769	27,066
Peloton Interactive, Inc. — Class A*	5,149	17,404
Sabre Corp.*	4,653	12,424
Total Leisure Time		514,491
Agriculture - 6.6%
Philip Morris International, Inc.	2,282	231,235
Altria Group, Inc.	3,573	162,750
British American Tobacco plc ADR	2,041	63,128
Total Agriculture		457,113
Software - 5.3%
Electronic Arts, Inc.	813	113,275
Take-Two Interactive Software, Inc.*	595	92,517
ROBLOX Corp. — Class A*	2,271	84,504

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Software - 5.3% (continued)
NetEase, Inc. ADR	774	$73,979
Total Software		364,275
Beverages - 4.6%
Constellation Brands, Inc. — Class A	465	119,635
Brown-Forman Corp. — Class B	1,932	83,443
Anheuser-Busch InBev S.A. ADR	1,039	60,418
Molson Coors Beverage Co. — Class B	1,149	58,404
Total Beverages		321,900
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	877	51,305
Mattel, Inc.*	2,632	42,796
Total Toys, Games & Hobbies		94,101
Food Service - 0.8%
Aramark	1,638	55,725
Total Common Stocks
(Cost $4,081,110)		6,886,014

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$19,013	19,013
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	14,989	14,989
Total Repurchase Agreements
(Cost $34,002)		34,002

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	54,229	54,229
Total Securities Lending Collateral
(Cost $54,229)		54,229
Total Investments - 100.8%
(Cost $4,169,341)		$6,974,245
Other Assets & Liabilities, net - (0.8)%		(53,864)
Total Net Assets - 100.0%		$6,920,381

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,886,014	$—	$—	$6,886,014
Repurchase Agreements	—	34,002	—	34,002
Securities Lending Collateral	54,229	—	—	54,229
Total Assets	$6,940,243	$34,002	$—	$6,974,245

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.3%
Industrial - 16.5%
Apogee Enterprises, Inc.	1,962	$123,282
Vontier Corp.	3,089	118,000
Avnet, Inc.	2,267	116,728
Vishay Intertechnology, Inc.	5,146	114,756
International Seaways, Inc.	1,935	114,417
Acuity Brands, Inc.	468	112,994
TD SYNNEX Corp.	946	109,168
Caterpillar, Inc.[1]	309	102,928
Sonoco Products Co.	1,997	101,288
Mueller Industries, Inc.	1,769	100,727
Teekay Corp.*	11,051	99,127
Applied Industrial Technologies, Inc.	495	96,030
Teekay Tankers Ltd. — Class A	1,288	88,627
Snap-on, Inc.	331	86,520
Scorpio Tankers, Inc.	1,062	86,330
UFP Industries, Inc.	728	81,536
Boise Cascade Co.[1]	654	77,970
A O Smith Corp.	929	75,974
Owens Corning	398	69,140
Berry Global Group, Inc.	1,108	65,206
Mettler-Toledo International, Inc.*	44	61,494
Kennametal, Inc.	2,151	50,635
Atkore, Inc.	372	50,194
Garmin Ltd.	306	49,853
Timken Co.	619	49,601
Terex Corp.	903	49,520
Deere & Co.[1]	132	49,319
Lindsay Corp.	392	48,169
AZZ, Inc.	613	47,354
Oshkosh Corp.	434	46,959
Griffon Corp.	720	45,979
Masco Corp.[1]	671	44,736
Ardmore Shipping Corp.	1,841	41,478
Dorian LPG Ltd.	968	40,617
Worthington Enterprises, Inc.	588	27,830
AGCO Corp.	283	27,700
Watts Water Technologies, Inc. — Class A	141	25,855
Total Industrial		2,698,041
Consumer, Non-cyclical - 16.1%
Johnson & Johnson[1]	960	140,314
United Therapeutics Corp.*	436	138,888
Gilead Sciences, Inc.[1]	1,969	135,093
Merck & Company, Inc.[1]	1,077	133,333
Bristol-Myers Squibb Co.[1]	3,072	127,580
Philip Morris International, Inc.	1,259	127,574
Kimberly-Clark Corp.	914	126,315
Becton Dickinson & Co.	531	124,100
Neurocrine Biosciences, Inc.*	899	123,765
Colgate-Palmolive Co.	1,138	110,432
Innoviva, Inc.*,1	6,470	106,108
Jazz Pharmaceuticals plc*	866	92,428
United Rentals, Inc.	126	81,488
Molina Healthcare, Inc.*	251	74,622
Royalty Pharma plc — Class A	2,777	73,230
Collegium Pharmaceutical, Inc.*	2,232	71,870
Zimmer Biomet Holdings, Inc.	654	70,978
Catalyst Pharmaceuticals, Inc.*	3,703	57,359
Amgen, Inc.	167	52,179
Stride, Inc.*	617	43,498
USANA Health Sciences, Inc.*	957	43,295
Pacira BioSciences, Inc.*	1,511	43,230
Alkermes plc*	1,689	40,705
Biogen, Inc.*,1	157	36,396
ZipRecruiter, Inc. — Class A*	3,828	34,797
Perdoceo Education Corp.[1]	1,599	34,251
Exelixis, Inc.*	1,471	33,053
Centene Corp.*,1	484	32,089
Heidrick & Struggles International, Inc.[1]	969	30,601
Organon & Co.	1,395	28,877
Eli Lilly & Co.	29	26,256
Inmode Ltd.*	1,399	25,518
Medtronic plc	322	25,345
Vertex Pharmaceuticals, Inc.*	54	25,311
Alarm.com Holdings, Inc.*	391	24,844
LiveRamp Holdings, Inc.*	779	24,102
Quest Diagnostics, Inc.	172	23,544
Pfizer, Inc.	830	23,223
Bio-Rad Laboratories, Inc. — Class A*	85	23,214
OraSure Technologies, Inc.*	5,162	21,990
Xencor, Inc.*	1,041	19,706
Total Consumer, Non-cyclical		2,631,501
Consumer, Cyclical - 13.8%
General Motors Co.[1]	2,762	128,323
Cummins, Inc.[1]	444	122,957
PACCAR, Inc.[1]	1,146	117,969
Lennar Corp. — Class A	767	114,950
Lear Corp.	1,002	114,438
MSC Industrial Direct Company, Inc. — Class A	1,439	114,127
Monarch Casino & Resort, Inc.	1,642	111,869
GMS, Inc.*	1,349	108,743
Allison Transmission Holdings, Inc.	1,173	89,031
BorgWarner, Inc.	2,584	83,308
Polaris, Inc.	1,034	80,973
Gentex Corp.[1]	2,286	77,061
KB Home	1,030	72,285
Buckle, Inc.	1,845	68,154
Meritage Homes Corp.	412	66,682
Movado Group, Inc.	2,571	63,915
Steven Madden Ltd.	1,448	61,251
Las Vegas Sands Corp.	1,374	60,799
DR Horton, Inc.[1]	359	50,594
Skechers USA, Inc. — Class A*	728	50,319
PulteGroup, Inc.	455	50,096
Visteon Corp.*	464	49,509
M/I Homes, Inc.*	385	47,024
Carter’s, Inc.	736	45,610
Dillard’s, Inc. — Class A1,2	94	41,397
MasterCraft Boat Holdings, Inc.*	2,164	40,856
Toll Brothers, Inc.	320	36,858
Wabash National Corp.	1,574	34,376
Dana, Inc.[1]	2,664	32,288
Ethan Allen Interiors, Inc.	1,155	32,213
Sonos, Inc.*	2,005	29,594
Golden Entertainment, Inc.	941	29,275

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.3% (continued)
Consumer, Cyclical - 13.8% (continued)
Build-A-Bear Workshop, Inc. — Class A	1,139	$28,782
Total Consumer, Cyclical		2,255,626
Financial - 13.5%
MetLife, Inc.	1,774	124,517
Janus Henderson Group plc	3,676	123,918
MGIC Investment Corp.[1]	5,721	123,288
Enact Holdings, Inc.[1]	4,001	122,671
Equity Commonwealth REIT*	6,318	122,569
Loews Corp.[1]	1,632	121,976
Essent Group Ltd.	2,134	119,909
National Storage Affiliates Trust REIT	2,266	93,405
Preferred Bank/Los Angeles CA	1,103	83,266
Synchrony Financial[1]	1,707	80,553
Sunstone Hotel Investors, Inc. REIT	7,120	74,475
Hilltop Holdings, Inc.	2,329	72,851
Citigroup, Inc.[1]	1,101	69,869
Travelers Companies, Inc.	343	69,746
Everest Group Ltd.	168	64,011
Ally Financial, Inc.	1,589	63,035
OneMain Holdings, Inc.	1,270	61,582
Central Pacific Financial Corp.	2,825	59,890
NMI Holdings, Inc. — Class A*	1,708	58,140
Western Union Co.	4,545	55,540
International Bancshares Corp.[1]	911	52,118
Markel Group, Inc.*	32	50,421
Innovative Industrial Properties, Inc. REIT	460	50,241
Cullen/Frost Bankers, Inc.	482	48,986
Assured Guaranty Ltd.	630	48,604
Jackson Financial, Inc. — Class A	652	48,418
Enova International, Inc.*,1	699	43,513
Westamerica BanCorp	852	41,348
Affiliated Managers Group, Inc.	238	37,183
SiriusPoint Ltd.*	2,511	30,634
Total Financial		2,216,677
Communications - 10.7%
Cisco Systems, Inc.[1]	2,891	137,351
AT&T, Inc.[1]	7,070	135,108
Verizon Communications, Inc.[1]	3,168	130,648
Yelp, Inc. — Class A*	3,404	125,778
T-Mobile US, Inc.[1]	704	124,031
InterDigital, Inc.	1,050	122,388
Fox Corp. — Class B	3,785	121,195
Alphabet, Inc. — Class C1	637	116,838
IDT Corp. — Class B1	3,084	110,777
Amazon.com, Inc.*,1	495	95,659
eBay, Inc.[1]	1,686	90,572
TEGNA, Inc.	6,371	88,812
Meta Platforms, Inc. — Class A	139	70,087
Gogo, Inc.*,1	7,157	68,850
Spok Holdings, Inc.	4,586	67,919
Ooma, Inc.*	5,618	55,787
Anterix, Inc.*	1,219	48,260
Ciena Corp.*	901	43,410
Total Communications		1,753,470
Technology - 10.0%
Microsoft Corp.[1]	520	232,414
Apple, Inc.	945	199,036
NVIDIA Corp.[1]	1,090	134,658
Dropbox, Inc. — Class A*,1	5,633	126,574
Amdocs Ltd.	1,583	124,930
Zoom Video Communications, Inc. — Class A*	1,961	116,072
NetApp, Inc.	557	71,741
International Business Machines Corp.	407	70,391
Qualys, Inc.*	463	66,024
Amkor Technology, Inc.	1,441	57,669
Immersion Corp.[1]	5,538	52,113
Clear Secure, Inc. — Class A	2,441	45,671
Cognizant Technology Solutions Corp. — Class A1	614	41,752
QUALCOMM, Inc.	209	41,629
IPG Photonics Corp.*	461	38,904
Cirrus Logic, Inc.*	287	36,638
Teradata Corp.*	859	29,687
Playtika Holding Corp.	3,539	27,852
Adeia, Inc.	2,375	26,564
Applied Materials, Inc.[1]	111	26,195
Pure Storage, Inc. — Class A*	399	25,620
DocuSign, Inc.*	465	24,877
Photronics, Inc.*	997	24,596
Total Technology		1,641,607
Utilities - 5.9%
ONE Gas, Inc.	1,953	124,699
OGE Energy Corp.	3,377	120,559
Black Hills Corp.	2,201	119,690
WEC Energy Group, Inc.	1,512	118,631
CMS Energy Corp.[1]	1,973	117,453
National Fuel Gas Co.[1]	2,157	116,888
New Jersey Resources Corp.	2,304	98,473
Avista Corp.	2,679	92,720
Otter Tail Corp.	757	66,306
Total Utilities		975,419
Energy - 5.3%
CVR Energy, Inc.[1]	4,500	120,465
PBF Energy, Inc. — Class A	2,489	114,544
Cheniere Energy, Inc.	557	97,380
HF Sinclair Corp.	1,695	90,411
Valero Energy Corp.	537	84,180
EOG Resources, Inc.[1]	650	81,816
Marathon Petroleum Corp.[1]	411	71,300
SandRidge Energy, Inc.[1]	5,313	68,697
Magnolia Oil & Gas Corp. — Class A	2,164	54,836
Liberty Energy, Inc. — Class A	2,575	53,792
Par Pacific Holdings, Inc.*	1,017	25,679
Total Energy		863,100
Basic Materials - 1.1%
Olin Corp.	1,178	55,543
CF Industries Holdings, Inc.[1]	647	47,956
Sylvamo Corp.	541	37,112
Cabot Corp.	397	36,480
Total Basic Materials		177,091

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.3% (continued)
Government - 0.4%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,172	$64,443
Total Common Stocks
(Cost $14,241,914)		15,276,975

MONEY MARKET FUND†,** - 0.2%
Invesco Short-Term Treasury Obligations Portfolio—Institutional Class, 5.15%[3]	35,556	35,556
Total Money Market Fund
(Cost $35,556)		35,556

SECURITIES LENDING COLLATERAL†,4 - 0.1%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[3]	14,537	14,537
Total Securities Lending Collateral
(Cost $14,537)		14,537
Total Investments - 93.6%
(Cost $14,292,007)		$15,327,068
Other Assets & Liabilities, net - 6.4%		1,045,440
Total Net Assets - 100.0%		$16,372,508

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/27/24	$8,613,770	$540,672
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	8,613,767	322,680

						$17,227,537	$863,352
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	11/27/24	$9,509,156	$211,972
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	9,400,422	151,652
						$18,909,578	$363,624

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Mueller Industries, Inc.	998	0.74%	$16,665
Apogee Enterprises, Inc.	1,106	0.81%	15,447
International Seaways, Inc.	1,091	0.75%	14,389
Teekay Tankers Ltd. — Class A	726	0.58%	13,720
Teekay Corp.	6,231	0.65%	13,343
Owens Corning	225	0.45%	11,841
Ardmore Shipping Corp.	1,038	0.27%	10,489
Scorpio Tankers, Inc.	599	0.57%	8,636
TD SYNNEX Corp.	534	0.72%	3,040
UFP Industries, Inc.	410	0.53%	2,690
Applied Industrial Technologies, Inc.	279	0.63%	1,839
Lindsay Corp.	221	0.32%	1,369
Masco Corp.	379	0.29%	885
AZZ, Inc.	345	0.31%	484
Caterpillar, Inc.	174	0.67%	186
A O Smith Corp.	524	0.50%	8
Garmin Ltd.	173	0.33%	(181)
Watts Water Technologies, Inc. — Class A	80	0.17%	(695)
Atkore, Inc.	210	0.33%	(696)
Snap-on, Inc.	186	0.56%	(785)
Mettler-Toledo International, Inc.	25	0.41%	(952)
Berry Global Group, Inc.	625	0.43%	(1,353)
Oshkosh Corp.	245	0.31%	(1,540)
Vishay Intertechnology, Inc.	2,901	0.75%	(1,616)
Griffon Corp.	406	0.30%	(1,872)
Kennametal, Inc.	1,213	0.33%	(2,026)
Deere & Co.	74	0.32%	(2,031)
Worthington Enterprises, Inc.	332	0.18%	(2,277)
Vontier Corp.	1,742	0.77%	(2,562)
Terex Corp.	509	0.32%	(2,688)
AGCO Corp.	160	0.18%	(2,704)
Timken Co.	349	0.32%	(3,284)
Avnet, Inc.	1,278	0.76%	(3,295)
Acuity Brands, Inc.	264	0.74%	(3,363)
Dorian LPG Ltd.	546	0.27%	(4,309)
Boise Cascade Co.	369	0.51%	(5,585)
Sonoco Products Co.	1,126	0.66%	(6,537)
Total Industrial			64,680
Communications
InterDigital, Inc.	592	0.80%	20,321
AT&T, Inc.	3,986	0.88%	14,620
IDT Corp. — Class B	1,739	0.73%	14,202
Verizon Communications, Inc.	1,786	0.86%	12,741
Amazon.com, Inc.	279	0.63%	11,728
T-Mobile US, Inc.	397	0.81%	8,001
Alphabet, Inc. — Class C	359	0.76%	7,814
Meta Platforms, Inc. — Class A	78	0.46%	3,936
Cisco Systems, Inc.	1,630	0.90%	3,382
eBay, Inc.	951	0.59%	3,316
Anterix, Inc.	687	0.32%	2,695
Yelp, Inc. — Class A	1,919	0.82%	1,447
Gogo, Inc.	4,035	0.45%	982
Ciena Corp.	508	0.28%	(225)
Fox Corp. — Class B	2,134	0.79%	(450)
Spok Holdings, Inc.	2,586	0.44%	(1,357)
TEGNA, Inc.	3,592	0.58%	(1,668)
Ooma, Inc.	3,167	0.37%	(2,004)
Total Communications			99,481
Technology
NVIDIA Corp.	610	0.87%	32,500
Apple, Inc.	533	1.30%	28,968
Microsoft Corp.	293	1.52%	12,431
Immersion Corp.	3,123	0.34%	8,061
NetApp, Inc.	314	0.47%	7,724
International Business Machines Corp.	229	0.46%	6,911
Applied Materials, Inc.	62	0.17%	6,343
Amkor Technology, Inc.	812	0.38%	6,114
Playtika Holding Corp.	1,995	0.18%	2,081
Qualys, Inc.	261	0.43%	1,768
Clear Secure, Inc. — Class A	1,376	0.30%	1,708
Cirrus Logic, Inc.	162	0.24%	1,704
Adeia, Inc.	1,339	0.17%	893
Pure Storage, Inc. — Class A	225	0.17%	232
DocuSign, Inc.	262	0.16%	(75)
IPG Photonics Corp.	260	0.25%	(618)
Cognizant Technology Solutions Corp. — Class A	346	0.27%	(908)
QUALCOMM, Inc.	118	0.27%	(1,480)
Photronics, Inc.	562	0.16%	(1,772)
Dropbox, Inc. — Class A	3,176	0.83%	(1,946)
Teradata Corp.	484	0.19%	(2,103)
Zoom Video Communications, Inc. — Class A	1,106	0.76%	(4,704)
Amdocs Ltd.	893	0.82%	(5,459)
Total Technology			98,373
Financial
Essent Group Ltd.	1,203	0.78%	8,765
Synchrony Financial	963	0.53%	8,468
Preferred Bank/Los Angeles CA	622	0.55%	5,389
Enact Holdings, Inc.	2,256	0.80%	5,163
Innovative Industrial Properties, Inc.	259	0.33%	4,510
MGIC Investment Corp.	3,226	0.81%	4,272
International Bancshares Corp.	514	0.34%	4,244
NMI Holdings, Inc. — Class A	963	0.38%	4,129
National Storage Affiliates Trust	1,278	0.61%	3,811
Janus Henderson Group plc	2,072	0.81%	2,968
Loews Corp.	920	0.80%	2,169
Affiliated Managers Group, Inc.	134	0.24%	1,925
Citigroup, Inc.	621	0.46%	1,318
Markel Group, Inc.	18	0.33%	1,224
Sunstone Hotel Investors, Inc.	4,015	0.49%	1,177

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Central Pacific Financial Corp.	1,593	0.39%	$940
Cullen/Frost Bankers, Inc.	272	0.32%	688
Ally Financial, Inc.	896	0.41%	591
Westamerica BanCorp	481	0.27%	318
Hilltop Holdings, Inc.	1,313	0.48%	313
OneMain Holdings, Inc.	716	0.40%	294
Enova International, Inc.	394	0.28%	272
MetLife, Inc.	1,000	0.81%	257
Everest Group Ltd.	95	0.42%	210
Equity Commonwealth	3,563	0.80%	139
Jackson Financial, Inc. — Class A	368	0.32%	103
SiriusPoint Ltd.	1,416	0.20%	49
Western Union Co.	2,562	0.36%	(1,873)
Travelers Companies, Inc.	194	0.46%	(2,045)
Assured Guaranty Ltd.	355	0.32%	(2,804)
Total Financial			56,984
Consumer, Non-cyclical
United Therapeutics Corp.	246	0.91%	22,762
Merck & Company, Inc.	608	0.87%	12,331
Innoviva, Inc.	3,648	0.69%	9,681
Eli Lilly & Co.	17	0.18%	5,443
Perdoceo Education Corp.	901	0.22%	3,948
Amgen, Inc.	94	0.34%	3,308
Heidrick & Struggles International, Inc.	546	0.20%	2,835
Colgate-Palmolive Co.	642	0.72%	2,256
Organon & Co.	787	0.19%	2,252
Gilead Sciences, Inc.	1,110	0.88%	2,107
Vertex Pharmaceuticals, Inc.	31	0.17%	1,636
Alarm.com Holdings, Inc.	221	0.16%	1,337
Neurocrine Biosciences, Inc.	507	0.81%	1,029
Kimberly-Clark Corp.	515	0.83%	940
Exelixis, Inc.	830	0.22%	491
Stride, Inc.	348	0.28%	357
Pacira BioSciences, Inc.	852	0.28%	272
Catalyst Pharmaceuticals, Inc.	2,088	0.38%	(58)
LiveRamp Holdings, Inc.	439	0.16%	(314)
Biogen, Inc.	89	0.24%	(381)
Medtronic plc	182	0.17%	(556)
Quest Diagnostics, Inc.	97	0.15%	(563)
Pfizer, Inc.	468	0.15%	(691)
Bio-Rad Laboratories, Inc. — Class A	48	0.15%	(739)
Becton Dickinson & Co.	299	0.81%	(802)
United Rentals, Inc.	71	0.53%	(1,440)
Inmode Ltd.	789	0.17%	(1,512)
Zimmer Biomet Holdings, Inc.	369	0.46%	(1,546)
OraSure Technologies, Inc.	2,911	0.14%	(1,621)
Xencor, Inc.	587	0.13%	(1,654)
Royalty Pharma plc — Class A	1,566	0.48%	(1,743)
Philip Morris International, Inc.	710	0.84%	(1,792)
USANA Health Sciences, Inc.	540	0.28%	(1,932)
Centene Corp.	273	0.21%	(2,421)
Alkermes plc	952	0.27%	(2,421)
Collegium Pharmaceutical, Inc.	1,258	0.47%	(2,717)
ZipRecruiter, Inc. — Class A	2,158	0.23%	(3,296)
Johnson & Johnson	541	0.92%	(3,337)
Jazz Pharmaceuticals plc	488	0.60%	(4,943)
Molina Healthcare, Inc.	141	0.49%	(5,829)
Bristol-Myers Squibb Co.	1,732	0.84%	(13,396)
Total Consumer, Non-cyclical			17,281
Consumer, Cyclical
Allison Transmission Holdings, Inc.	661	0.58%	9,571
KB Home	581	0.47%	8,558
M/I Homes, Inc.	217	0.31%	7,650
Lennar Corp. — Class A	428	0.74%	6,104
Monarch Casino & Resort, Inc.	926	0.73%	3,365
General Motors Co.	1,557	0.84%	2,120
Gentex Corp.	1,289	0.50%	1,816
Build-A-Bear Workshop, Inc. — Class A	642	0.19%	909
Las Vegas Sands Corp.	775	0.40%	614
Skechers USA, Inc. — Class A	410	0.33%	545
Dillard’s, Inc. — Class A	53	0.27%	387
Cummins, Inc.	251	0.81%	(458)
Toll Brothers, Inc.	180	0.24%	(642)
Ethan Allen Interiors, Inc.	651	0.21%	(828)
Buckle, Inc.	1,040	0.45%	(1,113)
Sonos, Inc.	1,130	0.19%	(1,347)
DR Horton, Inc.	203	0.33%	(1,538)
Visteon Corp.	262	0.32%	(1,540)
Movado Group, Inc.	1,450	0.42%	(1,729)
Steven Madden Ltd.	816	0.40%	(1,752)
Golden Entertainment, Inc.	531	0.19%	(1,936)
Dana, Inc.	1,502	0.21%	(2,005)
PulteGroup, Inc.	257	0.33%	(2,014)
PACCAR, Inc.	646	0.77%	(2,234)
Carter’s, Inc.	415	0.30%	(2,471)
BorgWarner, Inc.	1,457	0.55%	(3,270)
Meritage Homes Corp.	232	0.44%	(3,375)
MasterCraft Boat Holdings, Inc.	1,220	0.27%	(3,494)
Wabash National Corp.	887	0.22%	(4,368)
Polaris, Inc.	583	0.53%	(4,736)
GMS, Inc.	761	0.71%	(5,933)
Lear Corp.	565	0.75%	(6,867)
MSC Industrial Direct Company, Inc. — Class A	812	0.75%	(8,045)
Total Consumer, Cyclical			(20,056)
Utilities
OGE Energy Corp.	1,904	0.79%	3,730
National Fuel Gas Co.	1,216	0.76%	3,409
Black Hills Corp.	1,241	0.78%	2,105
ONE Gas, Inc.	1,101	0.82%	1,664
Otter Tail Corp.	427	0.43%	(882)
New Jersey Resources Corp.	1,299	0.64%	(1,606)
WEC Energy Group, Inc.	852	0.78%	(2,180)
Avista Corp.	1,510	0.61%	(2,314)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CMS Energy Corp.	1,112	0.77%	$(2,457)
Total Utilities			1,469
Basic Materials
Cabot Corp.	224	0.24%	(19)
Sylvamo Corp.	305	0.24%	(798)
CF Industries Holdings, Inc.	365	0.31%	(2,672)
Olin Corp.	664	0.36%	(2,795)
Total Basic Materials			(6,284)
Energy
Marathon Petroleum Corp.	232	0.47%	9,143
Cheniere Energy, Inc.	314	0.64%	7,044
EOG Resources, Inc.	367	0.54%	2,191
Magnolia Oil & Gas Corp. — Class A	1,220	0.36%	1,235
Valero Energy Corp.	303	0.55%	972
HF Sinclair Corp.	956	0.59%	(249)
PBF Energy, Inc. — Class A	1,404	0.75%	(943)
Liberty Energy, Inc. — Class A	1,452	0.35%	(1,453)
Par Pacific Holdings, Inc.	573	0.17%	(3,276)
SandRidge Energy, Inc.	2,996	0.45%	(3,567)
CVR Energy, Inc.	2,537	0.79%	(8,059)
Total Energy			3,038
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,225	0.42%	7,714
Total GS Equity Long Custom Basket			$322,680

GS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	6,279	(0.90)%	54,605
Dayforce, Inc.	1,942	(1.02)%	25,243
Braze, Inc. — Class A	1,822	(0.75)%	16,530
Take-Two Interactive Software, Inc.	761	(1.26)%	(2,560)
ACV Auctions, Inc. — Class A	4,944	(0.96)%	(3,580)
KBR, Inc.	2,069	(1.41)%	(5,651)
Parsons Corp.	1,736	(1.51)%	(19,898)
Total Technology			64,689
Utilities
AES Corp.	6,046	(1.13)%	21,180
Middlesex Water Co.	2,379	(1.32)%	8,446
PNM Resources, Inc.	3,370	(1.32)%	(1,218)
Total Utilities			28,408
Financial
Kennedy-Wilson Holdings, Inc.	12,498	(1.29)%	61,584
New York Mortgage Trust, Inc.	16,441	(1.02)%	32,308
Americold Realty Trust, Inc.	4,722	(1.28)%	24,911
PotlatchDeltic Corp.	3,016	(1.26)%	18,269
Marcus & Millichap, Inc.	4,168	(1.40)%	17,113
Sun Communities, Inc.	1,094	(1.40)%	11,578
Cannae Holdings, Inc.	4,825	(0.93)%	11,078
Howard Hughes Holdings, Inc.	1,950	(1.34)%	10,120
Terreno Realty Corp.	1,125	(0.71)%	5,836
TFS Financial Corp.	9,990	(1.34)%	5,575
Capitol Federal Financial, Inc.	16,579	(0.97)%	5,021
Northern Trust Corp.	1,288	(1.15)%	151
Global Net Lease, Inc.	3,432	(0.27)%	(22)
American Tower Corp. — Class A	179	(0.37)%	(189)
COPT Defense Properties	3,541	(0.94)%	(850)
Veris Residential, Inc.	5,319	(0.85)%	(1,110)
State Street Corp.	1,720	(1.35)%	(1,168)
Rexford Industrial Realty, Inc.	2,799	(1.33)%	(1,248)
Ventas, Inc.	1,397	(0.76)%	(1,800)
Air Lease Corp. — Class A	2,355	(1.19)%	(2,099)
Digital Realty Trust, Inc.	325	(0.53)%	(2,155)
Equinix, Inc.	109	(0.88)%	(2,883)
CBRE Group, Inc. — Class A	992	(0.94)%	(2,919)
Prologis, Inc.	723	(0.86)%	(3,884)
Redwood Trust, Inc.	16,256	(1.12)%	(5,243)
Bank of New York Mellon Corp.	2,163	(1.38)%	(5,863)
Apartment Investment and Management Co. — Class A	15,314	(1.35)%	(8,869)
Triumph Financial, Inc.	1,041	(0.91)%	(9,440)
Iron Mountain, Inc.	1,045	(1.00)%	(10,904)
Merchants Bancorp	1,699	(0.73)%	(11,313)
Elme Communities	8,416	(1.43)%	(12,998)
Welltower, Inc.	1,203	(1.33)%	(21,177)
FTAI Infrastructure, Inc.	10,386	(0.95)%	(30,372)
Total Financial			67,038
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	6,335	(0.82)%	64,374
Floor & Decor Holdings, Inc. — Class A	667	(0.71)%	12,353
Camping World Holdings, Inc. — Class A	3,279	(0.62)%	6,843
American Airlines Group, Inc.	2,875	(0.35)%	5,952
Allegiant Travel Co. — Class A	1,469	(0.78)%	4,784
Copart, Inc.	2,362	(1.36)%	(690)
Southwest Airlines Co.	1,507	(0.46)%	(1,058)
CarMax, Inc.	1,255	(0.98)%	(2,759)
VSE Corp.	733	(0.69)%	(3,436)
JetBlue Airways Corp.	11,329	(0.73)%	(5,742)
Freshpet, Inc.	525	(0.72)%	(10,172)
Total Consumer, Cyclical			70,449
Consumer, Non-cyclical
Flowers Foods, Inc.	5,595	(1.32)%	8,002
Utz Brands, Inc.	2,683	(0.47)%	7,710
Avis Budget Group, Inc.	388	(0.43)%	4,885
CBIZ, Inc.	1,695	(1.34)%	3,599
U-Haul Holding Co.	1,387	(0.91)%	2,938
Limoneira Co.	2,555	(0.57)%	2,055
Dun & Bradstreet Holdings, Inc.	3,842	(0.38)%	1,020

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NeoGenomics, Inc.	3,602	(0.53)%	(1,703)
RB Global, Inc.	996	(0.81)%	(2,273)
GXO Logistics, Inc.	2,017	(1.08)%	(2,945)
Equifax, Inc.	538	(1.39)%	(5,477)
TransUnion	953	(0.75)%	(6,131)
Spectrum Brands Holdings, Inc.	1,326	(1.21)%	(11,637)
Total Consumer, Non-cyclical			43
Energy
Dril-Quip, Inc.	4,315	(0.85)%	16,068
Range Resources Corp.	1,876	(0.67)%	5,684
Oceaneering International, Inc.	3,640	(0.92)%	(3,152)
Sitio Royalties Corp. — Class A	2,970	(0.75)%	(3,695)
Valaris Ltd.	1,797	(1.42)%	(8,953)
NOV, Inc.	7,411	(1.50)%	(11,151)
Antero Resources Corp.	3,796	(1.32)%	(12,994)
Bristow Group, Inc.	2,178	(0.78)%	(13,392)
Helix Energy Solutions Group, Inc.	6,702	(0.85)%	(13,730)
TechnipFMC plc	4,028	(1.12)%	(21,688)
Archrock, Inc.	3,589	(0.77)%	(23,923)
Total Energy			(90,926)
Industrial
Norfolk Southern Corp.	571	(1.30)%	15,291
Old Dominion Freight Line, Inc.	407	(0.76)%	13,695
Knight-Swift Transportation Holdings, Inc.	2,738	(1.45)%	6,625
XPO, Inc.	329	(0.37)%	5,965
Boeing Co.	410	(0.79)%	5,703
Xylem, Inc.	919	(1.33)%	3,092
Union Pacific Corp.	509	(1.23)%	3,066
Genco Shipping & Trading Ltd.	1,662	(0.38)%	2,027
Werner Enterprises, Inc.	2,101	(0.80)%	1,650
CSX Corp.	1,790	(0.64)%	514
NV5 Global, Inc.	450	(0.45)%	(344)
Ryder System, Inc.	248	(0.33)%	(858)
GATX Corp.	974	(1.37)%	(4,474)
Covenant Logistics Group, Inc. — Class A	1,344	(0.70)%	(4,532)
Waste Management, Inc.	597	(1.35)%	(5,985)
Saia, Inc.	87	(0.44)%	(6,027)
Expeditors International of Washington, Inc.	745	(0.99)%	(7,369)
Casella Waste Systems, Inc. — Class A	1,319	(1.39)%	(20,116)
RXO, Inc.	6,272	(1.74)%	(28,491)
Total Industrial			(20,568)
Communications
Boston Omaha Corp. — Class A	4,429	(0.63)%	6,705
Uber Technologies, Inc.	1,220	(0.94)%	(8,195)
Total Communications			(1,490)
Basic Materials
Compass Minerals International, Inc.	2,999	(0.33)%	35,224
Novagold Resources, Inc.	14,083	(0.52)%	8,484
Hecla Mining Co.	7,163	(0.37)%	3,134
Huntsman Corp.	4,024	(0.97)%	3,084
Ivanhoe Electric Incorporated / US	6,098	(0.61)%	2,865
Newmont Corp.	1,400	(0.62)%	(1,447)
Kronos Worldwide, Inc.	5,240	(0.70)%	(17,335)
Total Basic Materials			34,009
Total GS Equity Short Custom Basket			$151,652

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Mueller Industries, Inc.	998	0.74%	$26,213
International Seaways, Inc.	1,091	0.75%	17,715
Apogee Enterprises, Inc.	1,106	0.81%	15,467
Scorpio Tankers, Inc.	599	0.57%	15,286
Teekay Tankers Ltd. — Class A	726	0.58%	13,761
Teekay Corp.	6,231	0.65%	13,387
Boise Cascade Co.	369	0.51%	13,169
Owens Corning	225	0.45%	11,786
Ardmore Shipping Corp.	1,038	0.27%	10,876
Snap-on, Inc.	186	0.56%	4,960
UFP Industries, Inc.	410	0.53%	2,896
TD SYNNEX Corp.	534	0.72%	2,852
Applied Industrial Technologies, Inc.	279	0.63%	1,858
Lindsay Corp.	221	0.32%	1,326
Masco Corp.	379	0.29%	920
AZZ, Inc.	345	0.31%	642
Caterpillar, Inc.	174	0.67%	209
Garmin Ltd.	173	0.33%	(156)
A O Smith Corp.	524	0.50%	(175)
Watts Water Technologies, Inc. — Class A	80	0.17%	(681)
Atkore, Inc.	210	0.33%	(697)
Mettler-Toledo International, Inc.	25	0.41%	(980)
Berry Global Group, Inc.	625	0.43%	(1,361)
Oshkosh Corp.	245	0.31%	(1,557)
Vishay Intertechnology, Inc.	2,901	0.75%	(1,661)
Griffon Corp.	406	0.30%	(2,023)
Deere & Co.	74	0.32%	(2,026)
Kennametal, Inc.	1,213	0.33%	(2,080)
Worthington Enterprises, Inc.	332	0.18%	(2,287)
Vontier Corp.	1,742	0.77%	(2,529)
AGCO Corp.	160	0.18%	(2,704)
Terex Corp.	509	0.32%	(2,727)
Timken Co.	349	0.32%	(3,340)
Acuity Brands, Inc.	264	0.74%	(3,379)
Avnet, Inc.	1,278	0.76%	(3,470)
Dorian LPG Ltd.	546	0.27%	(4,430)
Sonoco Products Co.	1,126	0.66%	(6,572)
Total Industrial			108,488
Communications
Alphabet, Inc. — Class C	359	0.76%	36,313
InterDigital, Inc.	592	0.80%	20,297
Meta Platforms, Inc. — Class A	78	0.46%	16,520
Amazon.com, Inc.	279	0.63%	15,006
AT&T, Inc.	3,986	0.88%	14,636
IDT Corp. — Class B	1,739	0.73%	14,248
Verizon Communications, Inc.	1,786	0.86%	12,819
T-Mobile US, Inc.	397	0.81%	8,043
eBay, Inc.	951	0.59%	3,285
Anterix, Inc.	687	0.32%	2,772
Cisco Systems, Inc.	1,630	0.90%	1,610
Yelp, Inc. — Class A	1,919	0.82%	1,440
Gogo, Inc.	4,035	0.45%	1,273
Ciena Corp.	508	0.28%	(215)
Fox Corp. — Class B	2,134	0.79%	(488)
Spok Holdings, Inc.	2,586	0.44%	(1,270)
TEGNA, Inc.	3,592	0.58%	(1,548)
Ooma, Inc.	3,167	0.37%	(2,000)
Total Communications			142,741
Technology
Microsoft Corp.	293	1.52%	57,525
Apple, Inc.	533	1.30%	51,268
NVIDIA Corp.	610	0.87%	43,740
Immersion Corp.	3,123	0.34%	8,083
NetApp, Inc.	314	0.47%	7,663
International Business Machines Corp.	229	0.46%	6,904
Applied Materials, Inc.	62	0.17%	6,353
Amkor Technology, Inc.	812	0.38%	6,125
Playtika Holding Corp.	1,995	0.18%	2,041
Clear Secure, Inc. — Class A	1,376	0.30%	1,836
Qualys, Inc.	261	0.43%	1,735
Cirrus Logic, Inc.	162	0.24%	1,700
Adeia, Inc.	1,339	0.17%	884
Pure Storage, Inc. — Class A	225	0.17%	231
DocuSign, Inc.	262	0.16%	(66)
IPG Photonics Corp.	260	0.25%	(623)
Cognizant Technology Solutions Corp. — Class A	346	0.27%	(905)
QUALCOMM, Inc.	118	0.27%	(1,491)
Photronics, Inc.	562	0.16%	(1,824)
Dropbox, Inc. — Class A	3,176	0.83%	(1,924)
Teradata Corp.	484	0.19%	(2,098)
Zoom Video Communications, Inc. — Class A	1,106	0.76%	(4,618)
Amdocs Ltd.	893	0.82%	(5,425)
Total Technology			177,114
Financial
MGIC Investment Corp.	3,226	0.81%	22,188
Essent Group Ltd.	1,203	0.78%	15,426
Synchrony Financial	963	0.53%	8,411
International Bancshares Corp.	514	0.34%	7,150
Preferred Bank/Los Angeles CA	622	0.55%	6,281
Enact Holdings, Inc.	2,256	0.80%	5,128
Innovative Industrial Properties, Inc.	259	0.33%	4,484
NMI Holdings, Inc. — Class A	963	0.38%	4,232
National Storage Affiliates Trust	1,278	0.61%	3,634
Janus Henderson Group plc	2,072	0.81%	3,069
Loews Corp.	920	0.80%	2,215
Affiliated Managers Group, Inc.	134	0.24%	1,924
Citigroup, Inc.	621	0.46%	1,311
Markel Group, Inc.	18	0.33%	1,209
Sunstone Hotel Investors, Inc.	4,015	0.49%	1,040

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Central Pacific Financial Corp.	1,593	0.39%	$962
Cullen/Frost Bankers, Inc.	272	0.32%	660
Ally Financial, Inc.	896	0.41%	609
Westamerica BanCorp	481	0.27%	325
OneMain Holdings, Inc.	716	0.40%	318
Hilltop Holdings, Inc.	1,313	0.48%	317
Enova International, Inc.	394	0.28%	290
Everest Group Ltd.	95	0.42%	215
Equity Commonwealth	3,563	0.80%	124
MetLife, Inc.	1,000	0.81%	61
Jackson Financial, Inc. — Class A	368	0.32%	12
SiriusPoint Ltd.	1,416	0.20%	(84)
Western Union Co.	2,562	0.36%	(1,966)
Travelers Companies, Inc.	194	0.46%	(2,056)
Assured Guaranty Ltd.	355	0.32%	(2,750)
Total Financial			84,739
Consumer, Non-cyclical
United Therapeutics Corp.	246	0.91%	22,696
Merck & Company, Inc.	608	0.87%	12,306
Innoviva, Inc.	3,648	0.69%	10,210
Perdoceo Education Corp.	901	0.22%	9,908
Eli Lilly & Co.	17	0.18%	5,454
Amgen, Inc.	94	0.34%	3,321
Heidrick & Struggles International, Inc.	546	0.20%	2,829
Organon & Co.	787	0.19%	2,310
Colgate-Palmolive Co.	642	0.72%	2,237
Gilead Sciences, Inc.	1,110	0.88%	2,081
Vertex Pharmaceuticals, Inc.	31	0.17%	1,632
Neurocrine Biosciences, Inc.	507	0.81%	1,305
Alarm.com Holdings, Inc.	221	0.16%	1,301
Kimberly-Clark Corp.	515	0.83%	936
Exelixis, Inc.	830	0.22%	513
Stride, Inc.	348	0.28%	331
Pacira BioSciences, Inc.	852	0.28%	307
Catalyst Pharmaceuticals, Inc.	2,088	0.38%	(2)
LiveRamp Holdings, Inc.	439	0.16%	(263)
Biogen, Inc.	89	0.24%	(378)
Quest Diagnostics, Inc.	97	0.15%	(555)
Medtronic plc	182	0.17%	(559)
Pfizer, Inc.	468	0.15%	(683)
Becton Dickinson & Co.	299	0.81%	(698)
Bio-Rad Laboratories, Inc. — Class A	48	0.15%	(716)
United Rentals, Inc.	71	0.53%	(1,420)
Inmode Ltd.	789	0.17%	(1,512)
Zimmer Biomet Holdings, Inc.	369	0.46%	(1,548)
Xencor, Inc.	587	0.13%	(1,579)
OraSure Technologies, Inc.	2,911	0.14%	(1,712)
Royalty Pharma plc — Class A	1,566	0.48%	(1,751)
Philip Morris International, Inc.	710	0.84%	(1,797)
USANA Health Sciences, Inc.	540	0.28%	(1,873)
Alkermes plc	952	0.27%	(2,411)
Centene Corp.	273	0.21%	(2,412)
Collegium Pharmaceutical, Inc.	1,258	0.47%	(2,728)
ZipRecruiter, Inc. — Class A	2,158	0.23%	(3,231)
Johnson & Johnson	541	0.92%	(3,325)
Jazz Pharmaceuticals plc	488	0.60%	(4,961)
Molina Healthcare, Inc.	141	0.49%	(5,875)
Bristol-Myers Squibb Co.	1,732	0.84%	(18,341)
Total Consumer, Non-cyclical			19,347
Consumer, Cyclical
Allison Transmission Holdings, Inc.	661	0.58%	22,897
KB Home	581	0.47%	8,547
M/I Homes, Inc.	217	0.31%	7,653
Lennar Corp. — Class A	428	0.74%	6,176
Monarch Casino & Resort, Inc.	926	0.73%	3,396
General Motors Co.	1,557	0.84%	2,147
Gentex Corp.	1,289	0.50%	1,862
Build-A-Bear Workshop, Inc. — Class A	642	0.19%	879
Skechers USA, Inc. — Class A	410	0.33%	531
Las Vegas Sands Corp.	775	0.40%	517
Dillard’s, Inc. — Class A	53	0.27%	280
Cummins, Inc.	251	0.81%	(500)
Toll Brothers, Inc.	180	0.24%	(668)
Ethan Allen Interiors, Inc.	651	0.21%	(821)
Buckle, Inc.	1,040	0.45%	(1,189)
Sonos, Inc.	1,130	0.19%	(1,399)
DR Horton, Inc.	203	0.33%	(1,473)
Visteon Corp.	262	0.32%	(1,537)
Steven Madden Ltd.	816	0.40%	(1,776)
Movado Group, Inc.	1,450	0.42%	(1,949)
Dana, Inc.	1,502	0.21%	(1,967)
Golden Entertainment, Inc.	531	0.19%	(1,973)
PulteGroup, Inc.	257	0.33%	(1,989)
PACCAR, Inc.	646	0.77%	(2,251)
Carter’s, Inc.	415	0.30%	(2,432)
BorgWarner, Inc.	1,457	0.55%	(3,380)
Meritage Homes Corp.	232	0.44%	(3,439)
MasterCraft Boat Holdings, Inc.	1,220	0.27%	(3,478)
Wabash National Corp.	887	0.22%	(4,437)
Polaris, Inc.	583	0.53%	(4,667)
GMS, Inc.	761	0.71%	(5,874)
Lear Corp.	565	0.75%	(6,907)
MSC Industrial Direct Company, Inc. — Class A	812	0.75%	(8,077)
Total Consumer, Cyclical			(7,298)
Utilities
National Fuel Gas Co.	1,216	0.76%	3,958
OGE Energy Corp.	1,904	0.79%	3,896
Black Hills Corp.	1,241	0.78%	2,338
ONE Gas, Inc.	1,101	0.82%	1,764
Otter Tail Corp.	427	0.43%	(857)
New Jersey Resources Corp.	1,299	0.64%	(1,525)
Avista Corp.	1,510	0.61%	(2,247)
WEC Energy Group, Inc.	852	0.78%	(2,265)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CMS Energy Corp.	1,112	0.77%	$(2,448)
Total Utilities			2,614
Basic Materials
Cabot Corp.	224	0.24%	(58)
Sylvamo Corp.	305	0.24%	(801)
CF Industries Holdings, Inc.	365	0.31%	(2,640)
Olin Corp.	664	0.36%	(2,790)
Total Basic Materials			(6,289)
Energy
Marathon Petroleum Corp.	232	0.47%	14,788
Cheniere Energy, Inc.	314	0.64%	6,790
EOG Resources, Inc.	367	0.54%	2,147
PBF Energy, Inc. — Class A	1,404	0.75%	1,768
Magnolia Oil & Gas Corp. — Class A	1,220	0.36%	1,275
Valero Energy Corp.	303	0.55%	900
HF Sinclair Corp.	956	0.59%	(342)
Liberty Energy, Inc. — Class A	1,452	0.35%	(1,339)
Par Pacific Holdings, Inc.	573	0.17%	(3,237)
SandRidge Energy, Inc.	2,996	0.45%	(3,554)
CVR Energy, Inc.	2,537	0.79%	(7,930)
Total Energy			11,266
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,225	0.42%	7,950
Total MS Equity Long Custom Basket			$540,672

MS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	6,279	(0.82)%	55,638
Dayforce, Inc.	1,942	(1.01)%	25,438
Privia Health Group, Inc.	6,256	(1.14)%	20,104
Braze, Inc. — Class A	1,822	(0.74)%	16,404
Take-Two Interactive Software, Inc.	761	(1.24)%	(2,529)
ACV Auctions, Inc. — Class A	4,944	(0.95)%	(3,688)
KBR, Inc.	2,069	(1.40)%	(5,591)
Parsons Corp.	1,736	(1.49)%	(19,798)
Total Technology			85,978
Utilities
AES Corp.	6,046	(1.12)%	20,456
Middlesex Water Co.	2,379	(1.31)%	8,391
PNM Resources, Inc.	3,370	(1.31)%	(1,371)
Total Utilities			27,476
Financial
Kennedy-Wilson Holdings, Inc.	12,498	(1.28)%	61,850
Sun Communities, Inc.	1,094	(1.38)%	36,022
New York Mortgage Trust, Inc.	16,441	(1.01)%	32,408
Americold Realty Trust, Inc.	4,722	(1.27)%	30,597
PotlatchDeltic Corp.	3,016	(1.25)%	18,143
Marcus & Millichap, Inc.	4,168	(1.38)%	17,194
Cannae Holdings, Inc.	4,825	(0.92)%	11,171
Howard Hughes Holdings, Inc.	1,950	(1.33)%	10,285
Equinix, Inc.	109	(0.87)%	8,623
Terreno Realty Corp.	1,125	(0.70)%	5,307
Capitol Federal Financial, Inc.	16,579	(0.96)%	5,044
TFS Financial Corp.	9,990	(1.33)%	4,122
Northern Trust Corp.	1,288	(1.14)%	170
Global Net Lease, Inc.	3,432	(0.27)%	(73)
American Tower Corp. — Class A	179	(0.37)%	(227)
COPT Defense Properties	3,541	(0.93)%	(892)
Rexford Industrial Realty, Inc.	2,799	(1.31)%	(929)
Veris Residential, Inc.	5,319	(0.84)%	(1,116)
State Street Corp.	1,720	(1.34)%	(1,129)
Air Lease Corp. — Class A	2,355	(1.18)%	(1,686)
Ventas, Inc.	1,397	(0.75)%	(1,975)
Digital Realty Trust, Inc.	325	(0.52)%	(2,178)
CBRE Group, Inc. — Class A	992	(0.93)%	(2,667)
Prologis, Inc.	723	(0.85)%	(3,939)
Redwood Trust, Inc.	16,256	(1.11)%	(5,170)
Bank of New York Mellon Corp.	2,163	(1.36)%	(5,798)
Apartment Investment and Management Co. — Class A	15,314	(1.34)%	(8,832)
Triumph Financial, Inc.	1,041	(0.89)%	(9,626)
Iron Mountain, Inc.	1,045	(0.98)%	(10,992)
Merchants Bancorp	1,699	(0.72)%	(11,411)
Elme Communities	8,416	(1.41)%	(12,939)
Welltower, Inc.	1,203	(1.32)%	(21,202)
FTAI Infrastructure, Inc.	10,386	(0.94)%	(30,259)
Total Financial			107,896
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	6,335	(0.81)%	64,228
Floor & Decor Holdings, Inc. — Class A	667	(0.70)%	12,805
Camping World Holdings, Inc. — Class A	3,279	(0.62)%	7,013
American Airlines Group, Inc.	2,875	(0.34)%	5,944
Allegiant Travel Co. — Class A	1,469	(0.78)%	4,898
Copart, Inc.	2,362	(1.35)%	(560)
Southwest Airlines Co.	1,507	(0.45)%	(960)
CarMax, Inc.	1,255	(0.97)%	(2,797)
VSE Corp.	733	(0.68)%	(3,481)
JetBlue Airways Corp.	11,329	(0.73)%	(5,668)
Freshpet, Inc.	525	(0.71)%	(10,384)
Total Consumer, Cyclical			71,038
Consumer, Non-cyclical
Flowers Foods, Inc.	5,595	(1.31)%	7,928
Avis Budget Group, Inc.	388	(0.43)%	5,003
CBIZ, Inc.	1,695	(1.32)%	3,273
U-Haul Holding Co.	1,387	(0.90)%	2,794
Utz Brands, Inc.	2,683	(0.47)%	1,841
Dun & Bradstreet Holdings, Inc.	3,842	(0.37)%	1,188
Limoneira Co.	2,555	(0.56)%	722

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NeoGenomics, Inc.	3,602	(0.53)%	(1,741)
RB Global, Inc.	996	(0.80)%	(2,120)
GXO Logistics, Inc.	2,017	(1.07)%	(3,550)
Equifax, Inc.	538	(1.37)%	(5,438)
TransUnion	953	(0.74)%	(6,049)
Spectrum Brands Holdings, Inc.	1,326	(1.20)%	(11,467)
Total Consumer, Non-cyclical			(7,616)
Energy
Dril-Quip, Inc.	4,315	(0.84)%	16,153
Range Resources Corp.	1,876	(0.66)%	5,617
Oceaneering International, Inc.	3,640	(0.91)%	(3,296)
Sitio Royalties Corp. — Class A	2,970	(0.74)%	(3,674)
Valaris Ltd.	1,797	(1.41)%	(9,058)
NOV, Inc.	7,411	(1.48)%	(11,107)
Antero Resources Corp.	3,796	(1.30)%	(12,954)
Bristow Group, Inc.	2,178	(0.77)%	(13,377)
Helix Energy Solutions Group, Inc.	6,702	(0.84)%	(13,802)
TechnipFMC plc	4,028	(1.11)%	(21,665)
Archrock, Inc.	3,589	(0.76)%	(23,959)
Total Energy			(91,122)
Industrial
Norfolk Southern Corp.	571	(1.29)%	15,385
Old Dominion Freight Line, Inc.	407	(0.76)%	13,559
Knight-Swift Transportation Holdings, Inc.	2,738	(1.44)%	6,612
XPO, Inc.	329	(0.37)%	5,699
Boeing Co.	410	(0.78)%	5,677
Xylem, Inc.	919	(1.31)%	3,322
Union Pacific Corp.	509	(1.21)%	3,111
Genco Shipping & Trading Ltd.	1,662	(0.37)%	2,081
Werner Enterprises, Inc.	2,101	(0.79)%	1,720
CSX Corp.	1,790	(0.63)%	591
NV5 Global, Inc.	450	(0.44)%	(350)
Ryder System, Inc.	248	(0.32)%	(841)
GATX Corp.	974	(1.36)%	(4,419)
Covenant Logistics Group, Inc. — Class A	1,344	(0.70)%	(4,561)
Waste Management, Inc.	597	(1.34)%	(5,964)
Saia, Inc.	87	(0.43)%	(6,065)
Expeditors International of Washington, Inc.	745	(0.98)%	(7,118)
Casella Waste Systems, Inc. — Class A	1,319	(1.38)%	(21,360)
RXO, Inc.	6,272	(1.72)%	(28,167)
Total Industrial			(21,088)
Communications
Boston Omaha Corp. — Class A	4,429	(0.63)%	6,885
Uber Technologies, Inc.	1,220	(0.93)%	(8,250)
Total Communications			(1,365)
Basic Materials
Compass Minerals International, Inc.	2,999	(0.33)%	35,443
Hecla Mining Co.	7,163	(0.37)%	9,011
Novagold Resources, Inc.	14,083	(0.51)%	8,508
Huntsman Corp.	4,024	(0.96)%	3,806
Ivanhoe Electric Incorporated / US	6,098	(0.60)%	2,697
Newmont Corp.	1,400	(0.62)%	(1,505)
Kronos Worldwide, Inc.	5,240	(0.69)%	(17,185)
Total Basic Materials			40,775
Total MS Equity Short Custom Basket			$211,972

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2024.
2	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
3	Rate indicated is the 7-day yield as of June 30, 2024.
4	Securities lending collateral — See Note 5.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,276,975	$—	$—	$15,276,975
Money Market Fund	35,556	—	—	35,556
Securities Lending Collateral	14,537	—	—	14,537
Equity Custom Basket Swap Agreements**	—	1,226,976	—	1,226,976
Total Assets	$15,327,068	$1,226,976	$—	$16,554,044

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 82.0%
Industrial - 18.8%
Carlisle Companies, Inc.	190	$76,990
EMCOR Group, Inc.	188	68,635
Lennox International, Inc.	128	68,477
Owens Corning	347	60,281
Graco, Inc.	677	53,672
nVent Electric plc	665	50,946
Saia, Inc.*	106	50,275
XPO, Inc.*	466	49,466
TopBuild Corp.*	126	48,544
AECOM	545	48,036
Clean Harbors, Inc.*	201	45,456
Advanced Drainage Systems, Inc.	273	43,786
Tetra Tech, Inc.	214	43,759
Comfort Systems USA, Inc.	142	43,185
Lincoln Electric Holdings, Inc.	228	43,010
ITT, Inc.	330	42,629
Woodward, Inc.	244	42,549
Curtiss-Wright Corp.	153	41,460
Toro Co.	418	39,087
Coherent Corp.*	531	38,476
AptarGroup, Inc.	265	37,315
Universal Display Corp.	175	36,794
Regal Rexnord Corp.	266	35,969
TD SYNNEX Corp.	311	35,889
Crown Holdings, Inc.	477	35,484
BWX Technologies, Inc.	366	34,770
Donaldson Company, Inc.	482	34,492
Fortune Brands Innovations, Inc.	501	32,535
Knight-Swift Transportation Holdings, Inc.	647	32,298
Graphic Packaging Holding Co.	1,231	32,265
Trex Company, Inc.*	435	32,242
Cognex Corp.	687	32,124
RBC Bearings, Inc.*	116	31,295
Eagle Materials, Inc.	138	30,009
Applied Industrial Technologies, Inc.	154	29,876
Fluor Corp.*	686	29,875
Acuity Brands, Inc.	122	29,456
Crane Co.	197	28,561
Simpson Manufacturing Company, Inc.	169	28,482
Oshkosh Corp.	261	28,240
Kirby Corp.*	233	27,897
MSA Safety, Inc.	148	27,778
UFP Industries, Inc.	247	27,664
Berry Global Group, Inc.	458	26,953
Landstar System, Inc.	143	26,380
Middleby Corp.*	215	26,361
MasTec, Inc.*	243	25,999
Arrow Electronics, Inc.*	213	25,722
Flowserve Corp.	527	25,349
Littelfuse, Inc.	99	25,303
AGCO Corp.	248	24,274
Chart Industries, Inc.*	168	24,249
AAON, Inc.	273	23,817
Vontier Corp.	618	23,608
Novanta, Inc.*	144	23,488
NEXTracker, Inc. — Class A*	490	22,971
Sensata Technologies Holding plc	604	22,584
Valmont Industries, Inc.	80	21,956
Ryder System, Inc.	176	21,803
Stericycle, Inc.*	372	21,624
Esab Corp.	227	21,436
Louisiana-Pacific Corp.	255	20,994
Hexcel Corp.	333	20,796
Timken Co.	259	20,754
MDU Resources Group, Inc.	816	20,482
Watts Water Technologies, Inc. — Class A	110	20,171
Sonoco Products Co.	394	19,984
Exponent, Inc.	203	19,310
GATX Corp.	142	18,795
Avnet, Inc.	362	18,639
EnerSys	162	16,770
Knife River Corp.*	227	15,922
Belden, Inc.	163	15,289
Terex Corp.	270	14,807
Silgan Holdings, Inc.	325	13,757
Vishay Intertechnology, Inc.	501	11,172
Greif, Inc. — Class A	103	5,919
Total Industrial		2,437,467
Financial - 18.2%
Reinsurance Group of America, Inc. — Class A	263	53,986
Interactive Brokers Group, Inc. — Class A	429	52,595
Fidelity National Financial, Inc.	1,040	51,397
Equitable Holdings, Inc.	1,224	50,013
Gaming and Leisure Properties, Inc. REIT	1,087	49,143
Equity LifeStyle Properties, Inc. REIT	747	48,652
WP Carey, Inc. REIT	876	48,224
American Homes 4 Rent — Class A REIT	1,289	47,899
RenaissanceRe Holdings Ltd.	212	47,384
Ally Financial, Inc.	1,095	43,439
Lamar Advertising Co. — Class A REIT	351	41,955
East West Bancorp, Inc.	557	40,789
CubeSmart REIT	901	40,698
Jones Lang LaSalle, Inc.*	190	39,003
Rexford Industrial Realty, Inc. REIT	870	38,793
Annaly Capital Management, Inc. REIT	2,004	38,196
Unum Group	713	36,441
Erie Indemnity Co. — Class A	99	35,878
Carlyle Group, Inc.	865	34,730
First Horizon Corp.	2,190	34,536
Stifel Financial Corp.	410	34,502
Kinsale Capital Group, Inc.	89	34,290
Omega Healthcare Investors, Inc. REIT	990	33,908
Jefferies Financial Group, Inc.	679	33,787
EastGroup Properties, Inc. REIT	192	32,659
Primerica, Inc.	138	32,648
American Financial Group, Inc.	262	32,231

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 82.0% (continued)
Financial - 18.2% (continued)
Old Republic International Corp.	1,012	$31,271
NNN REIT, Inc.	734	31,269
Webster Financial Corp.	686	29,903
Evercore, Inc. — Class A	142	29,597
Voya Financial, Inc.	403	28,673
Houlihan Lokey, Inc.	210	28,321
Brixmor Property Group, Inc. REIT	1,206	27,847
Commerce Bancshares, Inc.	472	26,328
STAG Industrial, Inc. REIT	729	26,288
Cullen/Frost Bankers, Inc.	257	26,119
SEI Investments Co.	400	25,876
Zions Bancorp North America	591	25,632
First Industrial Realty Trust, Inc. REIT	530	25,180
Healthcare Realty Trust, Inc. REIT	1,516	24,984
Agree Realty Corp. REIT	402	24,900
Pinnacle Financial Partners, Inc.	306	24,492
Wintrust Financial Corp.	247	24,344
Essent Group Ltd.	427	23,993
Ryan Specialty Holdings, Inc.	410	23,743
Synovus Financial Corp.	586	23,551
Prosperity Bancshares, Inc.	384	23,478
SouthState Corp.	305	23,308
MGIC Investment Corp.	1,068	23,015
Selective Insurance Group, Inc.	243	22,801
Starwood Property Trust, Inc. REIT	1,202	22,766
RLI Corp.	161	22,651
First American Financial Corp.	415	22,389
Old National Bancorp	1,265	21,746
Cadence Bank	732	20,701
Affiliated Managers Group, Inc.	127	19,841
FNB Corp.	1,440	19,699
Kite Realty Group Trust REIT	880	19,695
SLM Corp.	880	18,295
Hanover Insurance Group, Inc.	144	18,063
Home BancShares, Inc.	746	17,874
United Bankshares, Inc.	540	17,518
Bank OZK	423	17,343
Janus Henderson Group plc	514	17,327
Glacier Bancorp, Inc.	454	16,943
Vornado Realty Trust REIT	641	16,852
Independence Realty Trust, Inc. REIT	899	16,847
Columbia Banking System, Inc.	838	16,668
Hancock Whitney Corp.	347	16,597
Western Union Co.	1,354	16,546
Rayonier, Inc. REIT	548	15,941
First Financial Bankshares, Inc.	515	15,208
UMB Financial Corp.	176	14,682
Kemper Corp.	242	14,358
Sabra Health Care REIT, Inc.	926	14,260
Cousins Properties, Inc. REIT	609	14,098
Kilroy Realty Corp. REIT	428	13,341
EPR Properties REIT	302	12,678
Park Hotels & Resorts, Inc. REIT	843	12,628
Associated Banc-Corp.	594	12,563
PotlatchDeltic Corp. REIT	318	12,526
International Bancshares Corp.	214	12,243
CNO Financial Group, Inc.	434	12,030
Valley National Bancorp	1,713	11,957
National Storage Affiliates Trust REIT	279	11,500
Texas Capital Bancshares, Inc.*	187	11,433
COPT Defense Properties REIT	450	11,264
Brighthouse Financial, Inc.*	249	10,792
Federated Hermes, Inc. — Class B	321	10,554
New York Community Bancorp, Inc.	3,122	10,053
Total Financial		2,363,159
Consumer, Non-cyclical - 13.5%
Illumina, Inc.*	634	66,182
BioMarin Pharmaceutical, Inc.*	756	62,241
Sarepta Therapeutics, Inc.*	379	59,882
United Therapeutics Corp.*	178	56,702
RB Global, Inc.	732	55,896
Neurocrine Biosciences, Inc.*	403	55,481
Tenet Healthcare Corp.*	391	52,015
US Foods Holding Corp.*	905	47,947
elf Beauty, Inc.*	222	46,780
Service Corporation International	583	41,469
Performance Food Group Co.*	622	41,120
Medpace Holdings, Inc.*	94	38,714
Encompass Health Corp.	403	34,573
Celsius Holdings, Inc.*	597	34,083
Sprouts Farmers Market, Inc.*	402	33,631
Chemed Corp.	61	33,097
Globus Medical, Inc. — Class A*	451	30,889
Morningstar, Inc.	104	30,768
H&R Block, Inc.	559	30,315
FTI Consulting, Inc.*	140	30,174
Ingredion, Inc.	262	30,051
HealthEquity, Inc.*	348	29,998
BellRing Brands, Inc.*	522	29,827
WEX, Inc.*	168	29,760
Penumbra, Inc.*	155	27,895
Jazz Pharmaceuticals plc*	252	26,896
Halozyme Therapeutics, Inc.*	510	26,704
Exelixis, Inc.*	1,167	26,223
Repligen Corp.*	208	26,221
Acadia Healthcare Company, Inc.*	372	25,125
Bruker Corp.	390	24,886
Cytokinetics, Inc.*	459	24,869
GXO Logistics, Inc.*	478	24,139
Darling Ingredients, Inc.*	640	23,520
Paylocity Holding Corp.*	174	22,942
Masimo Corp.*	179	22,543
Valvoline, Inc.*	516	22,291
Lantheus Holdings, Inc.*	277	22,240
Post Holdings, Inc.*	201	20,936
Dentsply Sirona, Inc.	832	20,725
Coca-Cola Consolidated, Inc.	19	20,615
Option Care Health, Inc.*	696	19,279
Brink’s Co.	178	18,227
Euronet Worldwide, Inc.*	175	18,112
Flowers Foods, Inc.	769	17,072

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 82.0% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Haemonetics Corp.*	203	$16,794
Grand Canyon Education, Inc.*	117	16,369
Lancaster Colony Corp.	82	15,496
Coty, Inc. — Class A*	1,459	14,619
Roivant Sciences Ltd.*	1,355	14,322
Perrigo Company plc	546	14,021
ManpowerGroup, Inc.	191	13,332
Insperity, Inc.	143	13,043
Arrowhead Pharmaceuticals, Inc.*	497	12,917
Neogen Corp.*	789	12,332
Amedisys, Inc.*	130	11,934
LivaNova plc*	217	11,896
Envista Holdings Corp.*	688	11,442
Azenta, Inc.*	216	11,366
Boston Beer Company, Inc. — Class A*	36	10,982
R1 RCM, Inc.*	793	9,960
Graham Holdings Co. — Class B	14	9,794
Progyny, Inc.*	332	9,498
Enovis Corp.*	200	9,040
Helen of Troy Ltd.*	95	8,810
Avis Budget Group, Inc.	73	7,630
QuidelOrtho Corp.*	198	6,578
Pilgrim’s Pride Corp.*	161	6,197
Sotera Health Co.*	499	5,923
Total Consumer, Non-cyclical		1,757,350
Consumer, Cyclical - 13.0%
Williams-Sonoma, Inc.	257	72,569
Burlington Stores, Inc.*	255	61,200
Watsco, Inc.	128	59,294
Casey’s General Stores, Inc.	148	56,471
Dick’s Sporting Goods, Inc.	233	50,060
Wingstop, Inc.	118	49,874
Toll Brothers, Inc.	417	48,030
BJ’s Wholesale Club Holdings, Inc.*	533	46,819
Texas Roadhouse, Inc. — Class A	268	46,018
Floor & Decor Holdings, Inc. — Class A*	429	42,647
Light & Wonder, Inc. — Class A*	361	37,862
Churchill Downs, Inc.	267	37,273
Skechers USA, Inc. — Class A*	530	36,634
Aramark	1,053	35,823
Murphy USA, Inc.	76	35,679
Crocs, Inc.*	243	35,463
Core & Main, Inc. — Class A*	685	33,524
Tempur Sealy International, Inc.	695	32,901
Gentex Corp.	926	31,215
Autoliv, Inc.	289	30,920
Lithia Motors, Inc. — Class A	110	27,770
WESCO International, Inc.	175	27,741
Hyatt Hotels Corp. — Class A	181	27,498
Vail Resorts, Inc.	152	27,380
GameStop Corp. — Class A*,1	1,079	26,641
Lear Corp.	227	25,926
Planet Fitness, Inc. — Class A*	350	25,756
TKO Group Holdings, Inc.	236	25,486
Five Below, Inc.*	221	24,082
Ollie’s Bargain Outlet Holdings, Inc.*	245	24,052
PVH Corp.	227	24,032
Wyndham Hotels & Resorts, Inc.	323	23,902
Taylor Morrison Home Corp. — Class A*	424	23,507
Mattel, Inc.*	1,378	22,406
Whirlpool Corp.	219	22,382
Macy’s, Inc.	1,102	21,158
Gap, Inc.	867	20,713
KB Home	294	20,633
Thor Industries, Inc.	214	19,998
Brunswick Corp.	271	19,721
Dolby Laboratories, Inc. — Class A	239	18,936
Warner Music Group Corp. — Class A	564	17,286
Polaris, Inc.	213	16,680
Harley-Davidson, Inc.	490	16,435
FirstCash Holdings, Inc.	149	15,627
AutoNation, Inc.*	98	15,619
Capri Holdings Ltd.*	467	15,448
RH*	62	15,155
Boyd Gaming Corp.	270	14,877
MSC Industrial Direct Company, Inc. — Class A	182	14,434
YETI Holdings, Inc.*	341	13,009
Goodyear Tire & Rubber Co.*	1,139	12,928
Travel + Leisure Co.	285	12,819
Visteon Corp.*	110	11,737
Penske Automotive Group, Inc.	77	11,475
Marriott Vacations Worldwide Corp.	131	11,439
Choice Hotels International, Inc.[1]	96	11,424
Wendy’s Co.	665	11,278
Hilton Grand Vacations, Inc.*	274	11,078
Scotts Miracle-Gro Co. — Class A	168	10,930
Columbia Sportswear Co.	135	10,676
Carter’s, Inc.	146	9,048
Adient plc*	359	8,871
Nordstrom, Inc.	392	8,318
Under Armour, Inc. — Class A*	756	5,043
Under Armour, Inc. — Class C*	764	4,989
Total Consumer, Cyclical		1,686,619
Technology - 7.0%
Pure Storage, Inc. — Class A*	1,224	78,593
Manhattan Associates, Inc.*	246	60,683
Onto Innovation, Inc.*	197	43,253
Dynatrace, Inc.*	963	43,085
CACI International, Inc. — Class A*	89	38,282
KBR, Inc.	538	34,507
MKS Instruments, Inc.	253	33,037
Lattice Semiconductor Corp.*	551	31,952
Duolingo, Inc.*	148	30,883
Cirrus Logic, Inc.*	216	27,575
Rambus, Inc.*	432	25,384
MACOM Technology Solutions Holdings, Inc.*	219	24,412

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 82.0% (continued)
Technology - 7.0% (continued)
Kyndryl Holdings, Inc.*	921	$24,232
Science Applications International Corp.	205	24,098
Altair Engineering, Inc. — Class A*	227	22,264
Aspen Technology, Inc.*	112	22,247
Dropbox, Inc. — Class A*	968	21,751
Genpact Ltd.	663	21,342
Qualys, Inc.*	148	21,105
CommVault Systems, Inc.*	173	21,032
Maximus, Inc.	243	20,825
ExlService Holdings, Inc.*	650	20,384
Appfolio, Inc. — Class A*	83	20,299
Amkor Technology, Inc.	414	16,568
ASGN, Inc.*	184	16,223
Power Integrations, Inc.	227	15,933
ZoomInfo Technologies, Inc. — Class A*	1,138	14,532
Silicon Laboratories, Inc.*	128	14,161
Synaptics, Inc.*	158	13,936
Lumentum Holdings, Inc.*	271	13,799
Doximity, Inc. — Class A*	489	13,677
Teradata Corp.*	387	13,375
Blackbaud, Inc.*	162	12,339
Crane NXT Co.	194	11,915
Concentrix Corp.	188	11,897
Wolfspeed, Inc.*	504	11,471
IPG Photonics Corp.*	115	9,705
Allegro MicroSystems, Inc.*	286	8,077
Total Technology		908,833
Energy - 4.9%
Texas Pacific Land Corp.	74	54,336
Ovintiv, Inc.	997	46,729
Chord Energy Corp.	249	41,752
Antero Resources Corp.*	1,170	38,177
Chesapeake Energy Corp.[1]	446	36,657
Weatherford International plc*	293	35,878
Permian Resources Corp.	2,057	33,221
Range Resources Corp.	972	32,591
HF Sinclair Corp.	600	32,004
NOV, Inc.	1,584	30,112
Southwestern Energy Co.*	4,416	29,720
Matador Resources Co.	464	27,654
DT Midstream, Inc.	388	27,560
Civitas Resources, Inc.	369	25,461
ChampionX Corp.	762	25,306
Murphy Oil Corp.	581	23,960
Equitrans Midstream Corp.	1,736	22,533
Antero Midstream Corp.	1,368	20,164
PBF Energy, Inc. — Class A	423	19,467
Valaris Ltd.*	249	18,551
CNX Resources Corp.*	613	14,896
Total Energy		636,729
Basic Materials - 3.4%
Reliance, Inc.	230	65,688
RPM International, Inc.	516	55,563
United States Steel Corp.	896	33,869
Royal Gold, Inc.	263	32,917
Axalta Coating Systems Ltd.*	883	30,172
Cleveland-Cliffs, Inc.*	1,904	29,303
Alcoa Corp.	719	28,602
Commercial Metals Co.	463	25,460
Olin Corp.	478	22,538
Cabot Corp.	221	20,308
Ashland, Inc.	201	18,992
Westlake Corp.	129	18,682
Avient Corp.	365	15,932
NewMarket Corp.	27	13,920
Arcadium Lithium plc*	4,134	13,890
Chemours Co.	596	13,452
MP Materials Corp.*,1	536	6,823
Total Basic Materials		446,111
Utilities - 2.1%
Essential Utilities, Inc.	1,007	37,591
OGE Energy Corp.	803	28,667
National Fuel Gas Co.	368	19,942
UGI Corp.	840	19,236
IDACORP, Inc.	203	18,909
Portland General Electric Co.	413	17,858
Southwest Gas Holdings, Inc.	241	16,961
New Jersey Resources Corp.	396	16,925
Ormat Technologies, Inc.	215	15,415
Black Hills Corp.	276	15,009
ONE Gas, Inc.	227	14,494
ALLETE, Inc.	231	14,403
Spire, Inc.	231	14,029
PNM Resources, Inc.	361	13,343
Northwestern Energy Group, Inc.	245	12,270
Total Utilities		275,052
Communications - 1.1%
New York Times Co. — Class A	655	33,543
Ciena Corp.*	579	27,896
Frontier Communications Parent, Inc.*	895	23,431
Nexstar Media Group, Inc. — Class A	125	20,751
Iridium Communications, Inc.	486	12,938
Ziff Davis, Inc.*	185	10,184
TEGNA, Inc.	679	9,465
Total Communications		138,208
Total Common Stocks
(Cost $8,352,754)		10,649,528

MUTUAL FUNDS† - 8.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	882,180
Guggenheim Strategy Fund II2	9,844	242,645
Total Mutual Funds
(Cost $1,123,599)		1,124,825

Face Amount
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
5.18% due 07/09/24[3,4]	$106,000	105,877

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.6% (continued)
5.23% due 09/12/24[4,5]	$100,000	$98,938
Total U.S. Treasury Bills
(Cost $204,815)		204,815

REPURCHASE AGREEMENTS††,6 - 7.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[5]	567,045	567,045
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[5]	447,049	447,049
Total Repurchase Agreements
(Cost $1,014,094)		1,014,094

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	62,379	62,379
Total Securities Lending Collateral
(Cost $62,379)		62,379
Total Investments - 100.5%
(Cost $10,757,641)		$13,055,641
Other Assets & Liabilities, net - (0.5)%		(63,924)
Total Net Assets - 100.0%		$12,991,717

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	7	Sep 2024	$2,071,370	$20,848

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	09/26/24	248	$725,794	$2,181
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.89% (SOFR + 0.55%)	At Maturity	09/25/24	522	1,528,548	(10,661)
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	1,532	4,488,395	(30,272)
							$6,742,737	$(38,752)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,649,528	$—	$—	$10,649,528
Mutual Funds	1,124,825	—	—	1,124,825
U.S. Treasury Bills	—	204,815	—	204,815
Repurchase Agreements	—	1,014,094	—	1,014,094
Securities Lending Collateral	62,379	—	—	62,379
Equity Futures Contracts**	20,848	—	—	20,848
Equity Index Swap Agreements**	—	2,181	—	2,181
Total Assets	$11,857,580	$1,221,090	$—	$13,078,670

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$40,933	$—	$40,933

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$242,153	$–	$–	$–	$492	$242,645	9,844	$3,394
Guggenheim Ultra Short Duration Fund — Institutional Class	879,517	–	–	–	2,663	882,180	88,750	11,393
	$1,121,670	$–	$–	$–	$3,155	$1,124,825		$14,787

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 84.6%
Technology - 42.6%
Microsoft Corp.	142,006	$63,469,582
Apple, Inc.	292,982	61,707,869
NVIDIA Corp.	469,990	58,062,565
Broadcom, Inc.	22,870	36,718,471
Advanced Micro Devices, Inc.*	79,765	12,938,681
Adobe, Inc.*	22,109	12,282,434
QUALCOMM, Inc.	55,074	10,969,639
Applied Materials, Inc.	40,860	9,642,551
Intuit, Inc.	13,796	9,066,869
Texas Instruments, Inc.	44,932	8,740,622
Micron Technology, Inc.	54,648	7,187,851
Lam Research Corp.	6,452	6,870,412
Intel Corp.	210,082	6,506,240
Analog Devices, Inc.	24,488	5,589,631
KLA Corp.	6,644	5,478,044
ASML Holding N.V. — Class G	4,491	4,593,080
Synopsys, Inc.*	7,561	4,499,249
Crowdstrike Holdings, Inc. — Class A*	11,383	4,361,852
Cadence Design Systems, Inc.*	13,430	4,133,082
NXP Semiconductor N.V.	12,618	3,395,378
Marvell Technology, Inc.	42,717	2,985,918
Roper Technologies, Inc.	5,283	2,977,816
Autodesk, Inc.*	10,634	2,631,383
Microchip Technology, Inc.	26,495	2,424,293
Workday, Inc. — Class A*	10,462	2,338,885
Fortinet, Inc.*	37,700	2,272,179
Paychex, Inc.	17,764	2,106,100
Datadog, Inc. — Class A*	15,222	1,974,141
Electronic Arts, Inc.	13,146	1,831,632
Cognizant Technology Solutions Corp. — Class A	24,537	1,668,516
ON Semiconductor Corp.*	21,232	1,455,454
Zscaler, Inc.*	7,395	1,421,245
Atlassian Corp. — Class A*	7,861	1,390,454
ANSYS, Inc.*	4,308	1,385,022
GLOBALFOUNDRIES, Inc.*,1	27,220	1,376,243
Take-Two Interactive Software, Inc.*	8,458	1,315,134
ARM Holdings plc ADR*,1	5,833	954,395
MongoDB, Inc.*	3,620	904,855
Total Technology		369,627,767
Communications - 21.4%
Amazon.com, Inc.*	198,835	38,424,864
Meta Platforms, Inc. — Class A	66,612	33,587,103
Alphabet, Inc. — Class A	112,232	20,443,059
Alphabet, Inc. — Class C	107,322	19,685,001
Netflix, Inc.*	21,265	14,351,323
T-Mobile US, Inc.	57,831	10,188,665
Cisco Systems, Inc.	198,821	9,445,986
Comcast Corp. — Class A	193,164	7,564,302
Booking Holdings, Inc.	1,674	6,631,551
Palo Alto Networks, Inc.*	15,979	5,417,041
PDD Holdings, Inc. ADR*	32,962	4,382,298
MercadoLibre, Inc.*	2,501	4,110,143
Airbnb, Inc. — Class A*	21,788	3,303,714
Trade Desk, Inc. — Class A*	21,971	2,145,907
Charter Communications, Inc. — Class A*	7,108	2,125,008
DoorDash, Inc. — Class A*	18,836	2,048,980
CDW Corp.	6,632	1,484,507
Warner Bros Discovery, Inc.*	120,922	899,660
Total Communications		186,239,112
Consumer, Non-cyclical - 9.4%
PepsiCo, Inc.	67,845	11,189,676
Amgen, Inc.	26,473	8,271,489
Intuitive Surgical, Inc.*	17,505	7,787,099
Vertex Pharmaceuticals, Inc.*	12,735	5,969,149
Regeneron Pharmaceuticals, Inc.*	5,348	5,620,908
Automatic Data Processing, Inc.	20,198	4,821,061
Mondelez International, Inc. — Class A	66,196	4,331,866
Gilead Sciences, Inc.	61,482	4,218,280
Cintas Corp.	5,007	3,506,202
PayPal Holdings, Inc.*	51,622	2,995,625
Monster Beverage Corp.*	51,409	2,567,879
Moderna, Inc.*	18,913	2,245,919
AstraZeneca plc ADR	28,736	2,241,121
Keurig Dr Pepper, Inc.	66,897	2,234,360
Dexcom, Inc.*	19,626	2,225,196
IDEXX Laboratories, Inc.*	4,076	1,985,827
Kraft Heinz Co.	59,925	1,930,784
Verisk Analytics, Inc. — Class A	7,041	1,897,901
GE HealthCare Technologies, Inc.	22,526	1,755,226
Biogen, Inc.*	7,185	1,665,627
Coca-Cola Europacific Partners plc	22,661	1,651,307
Illumina, Inc.*	7,861	820,531
GRAIL, Inc.*,1	1,310	20,137
Total Consumer, Non-cyclical		81,953,170
Consumer, Cyclical - 7.0%
Costco Wholesale Corp.	21,887	18,603,731
Tesla, Inc.*	92,234	18,251,264
Starbucks Corp.	55,898	4,351,659
Marriott International, Inc. — Class A	14,095	3,407,748
O’Reilly Automotive, Inc.*	2,906	3,068,910
PACCAR, Inc.	25,866	2,662,646
Copart, Inc.*	47,489	2,572,005
Ross Stores, Inc.	16,547	2,404,610
Lululemon Athletica, Inc.*	5,961	1,780,551
Fastenal Co.	28,255	1,775,544
Dollar Tree, Inc.*	10,765	1,149,379
Walgreens Boots Alliance, Inc.	42,575	514,945
Total Consumer, Cyclical		60,542,992
Industrial - 1.4%
Honeywell International, Inc.	32,136	6,862,321
CSX Corp.	96,475	3,227,089
Old Dominion Freight Line, Inc.	10,723	1,893,682
Total Industrial		11,983,092
Basic Materials - 1.2%
Linde plc	23,723	10,409,890
Utilities - 1.0%
Constellation Energy Corp.	15,557	3,115,600
American Electric Power Company, Inc.	26,013	2,282,381
Exelon Corp.	49,351	1,708,038

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 84.6% (continued)
Utilities - 1.0% (continued)
Xcel Energy, Inc.	27,421	$1,464,556
Total Utilities		8,570,575
Energy - 0.4%
Diamondback Energy, Inc.	8,801	1,761,872
Baker Hughes Co.	49,251	1,732,158
Total Energy		3,494,030
Financial - 0.2%
CoStar Group, Inc.*	20,159	1,494,588
Total Common Stocks
(Cost $645,313,058)		734,315,216

MUTUAL FUNDS† - 0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	301,467	2,996,586
Guggenheim Strategy Fund II2	115,431	2,845,385
Total Mutual Funds
(Cost $5,770,077)		5,841,971

	Face Amount
U.S. TREASURY BILLS†† - 8.9%
U.S. Treasury Bills
4.92% due 07/23/24[3,4]	$27,000,000	26,913,375
5.27% due 07/23/24[3,4]	20,000,000	19,935,834
5.23% due 07/23/24[3,4]	10,000,000	9,967,917
5.23% due 09/12/24[3,4]	8,200,000	8,112,905
5.18% due 07/09/24[4,5]	7,254,000	7,245,581
5.25% due 07/16/24[4]	5,000,000	4,989,052
Total U.S. Treasury Bills
(Cost $77,164,225)		77,164,664

FEDERAL AGENCY DISCOUNT NOTES†† - 2.3%
Federal Home Loan Bank
5.26% due 08/09/24[4]	10,000,000	9,943,060
5.27% due 07/12/24[4]	5,000,000	4,991,949
Farmer Mac
5.09% due 07/17/24[4]	4,950,000	4,938,406
Total Federal Agency Discount Notes
(Cost $19,873,415)		19,873,415

REPURCHASE AGREEMENTS††,6 - 2.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	11,433,677	11,433,677
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	9,014,110	9,014,110
Total Repurchase Agreements
(Cost $20,447,787)		20,447,787

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	1,735,934	1,735,934
Total Securities Lending Collateral
(Cost $1,735,934)		1,735,934
Total Investments - 99.1%
(Cost $770,304,496)		$859,378,987
Other Assets & Liabilities, net - 0.9%		8,103,749
Total Net Assets - 100.0%		$867,482,736

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	759	Sep 2024	$302,575,350	$(257,086)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	27,765	$546,493,577	$4,660,969
Barclays Bank plc	NASDAQ-100 Index	Pay	6.04% (SOFR + 0.70%)	At Maturity	09/25/24	2,093	41,192,590	417,850
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	09/26/24	5,642	111,045,904	(103,014)
							$698,732,071	$4,975,805

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at June 30, 2024.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$734,315,216	$—	$—	$734,315,216
Mutual Funds	5,841,971	—	—	5,841,971
U.S. Treasury Bills	—	77,164,664	—	77,164,664
Federal Agency Discount Notes	—	19,873,415	—	19,873,415
Repurchase Agreements	—	20,447,787	—	20,447,787
Securities Lending Collateral	1,735,934	—	—	1,735,934
Equity Index Swap Agreements**	—	5,078,819	—	5,078,819
Total Assets	$741,893,121	$122,564,685	$—	$864,457,806

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$257,086	$—	$—	$257,086
Equity Index Swap Agreements**	—	103,014	—	103,014
Total Liabilities	$257,086	$103,014	$—	$360,100

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,839,614	$–	$–	$–	$5,771	$2,845,385	115,431	$39,796
Guggenheim Ultra Short Duration Fund — Institutional Class	2,987,542	–	–	–	9,044	2,996,586	301,467	38,702
	$5,827,156	$–	$–	$–	$14,815	$5,841,971		$78,498

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 95.5%
Technology - 47.9%
Microsoft Corp.	350,239	$156,539,321
Apple, Inc.	722,602	152,194,433
NVIDIA Corp.	1,159,171	143,203,985
Broadcom, Inc.	56,405	90,559,920
Advanced Micro Devices, Inc.*	196,728	31,911,249
Adobe, Inc.*	54,528	30,292,485
QUALCOMM, Inc.	135,833	27,055,217
Applied Materials, Inc.	100,777	23,782,364
Intuit, Inc.	34,025	22,361,570
Texas Instruments, Inc.	110,818	21,557,426
Micron Technology, Inc.	134,782	17,727,876
Lam Research Corp.	15,913	16,944,958
Intel Corp.	518,139	16,046,765
Analog Devices, Inc.	60,397	13,786,219
KLA Corp.	16,388	13,512,070
ASML Holding N.V. — Class G	11,077	11,328,780
Synopsys, Inc.*	18,649	11,097,274
Crowdstrike Holdings, Inc. — Class A*	28,076	10,758,442
Cadence Design Systems, Inc.*	33,122	10,193,296
NXP Semiconductor N.V.	31,120	8,374,081
Marvell Technology, Inc.	105,356	7,364,384
Roper Technologies, Inc.	13,029	7,343,926
Autodesk, Inc.*	26,226	6,489,624
Microchip Technology, Inc.	65,347	5,979,251
Workday, Inc. — Class A*	25,803	5,768,519
Fortinet, Inc.*	92,982	5,604,025
Paychex, Inc.	43,813	5,194,469
Datadog, Inc. — Class A*	37,543	4,868,952
Electronic Arts, Inc.	32,422	4,517,357
Cognizant Technology Solutions Corp. — Class A	60,516	4,115,088
ON Semiconductor Corp.*	52,365	3,589,621
Zscaler, Inc.*	18,240	3,505,546
Atlassian Corp. — Class A*	19,387	3,429,173
ANSYS, Inc.*	10,626	3,416,259
GLOBALFOUNDRIES, Inc.*,1	67,133	3,394,244
Take-Two Interactive Software, Inc.*	20,860	3,243,521
MongoDB, Inc.*	8,928	2,231,643
Total Technology		909,283,333
Communications - 24.2%
Amazon.com, Inc.*	490,401	94,769,993
Meta Platforms, Inc. — Class A	164,290	82,838,304
Alphabet, Inc. — Class A	276,805	50,420,031
Alphabet, Inc. — Class C	264,696	48,550,540
Netflix, Inc.*	52,447	35,395,431
T-Mobile US, Inc.	142,631	25,128,729
Cisco Systems, Inc.	490,366	23,297,289
Comcast Corp. — Class A	476,412	18,656,294
Booking Holdings, Inc.	4,129	16,357,034
Palo Alto Networks, Inc.*	39,411	13,360,723
PDD Holdings, Inc. ADR*	81,297	10,808,436
MercadoLibre, Inc.*	6,171	10,141,422
Airbnb, Inc. — Class A*	53,737	8,148,141
Trade Desk, Inc. — Class A*	54,189	5,292,640
Charter Communications, Inc. — Class A*	17,530	5,240,769
DoorDash, Inc. — Class A*	46,458	5,053,701
CDW Corp.	16,359	3,661,799
Warner Bros Discovery, Inc.*	298,240	2,218,905
Total Communications		459,340,181
Consumer, Non-cyclical - 10.7%
PepsiCo, Inc.	167,332	27,598,067
Amgen, Inc.	65,292	20,400,485
Intuitive Surgical, Inc.*	43,173	19,205,509
Vertex Pharmaceuticals, Inc.*	31,409	14,722,026
Regeneron Pharmaceuticals, Inc.*	13,190	13,863,086
Automatic Data Processing, Inc.	49,817	11,890,820
Mondelez International, Inc. — Class A	163,262	10,683,865
Gilead Sciences, Inc.	151,638	10,403,883
Cintas Corp.	12,350	8,648,211
PayPal Holdings, Inc.*	127,319	7,388,321
Monster Beverage Corp.*	126,794	6,333,360
Moderna, Inc.*	46,646	5,539,213
AstraZeneca plc ADR	70,876	5,527,619
Keurig Dr Pepper, Inc.	164,993	5,510,766
Dexcom, Inc.*	48,404	5,488,046
IDEXX Laboratories, Inc.*	10,052	4,897,335
Kraft Heinz Co.	147,798	4,762,052
Verisk Analytics, Inc. — Class A	17,366	4,681,005
GE HealthCare Technologies, Inc.	55,559	4,329,157
Biogen, Inc.*	17,721	4,108,082
Coca-Cola Europacific Partners plc	55,892	4,072,850
Illumina, Inc.*	19,389	2,023,824
GRAIL, Inc.*,1	3,232	49,671
Total Consumer, Non-cyclical		202,127,253
Consumer, Cyclical - 7.9%
Costco Wholesale Corp.	53,981	45,883,310
Tesla, Inc.*	227,484	45,014,534
Starbucks Corp.	137,866	10,732,868
Marriott International, Inc. — Class A	34,764	8,404,892
O’Reilly Automotive, Inc.*	7,168	7,569,838
PACCAR, Inc.	63,796	6,567,160
Copart, Inc.*	117,125	6,343,490
Ross Stores, Inc.	40,812	5,930,800
Lululemon Athletica, Inc.*	14,703	4,391,786
Fastenal Co.	69,687	4,379,131
Dollar Tree, Inc.*	26,552	2,834,957
Walgreens Boots Alliance, Inc.	105,004	1,270,024
Total Consumer, Cyclical		149,322,790
Industrial - 1.6%
Honeywell International, Inc.	79,259	16,924,967
CSX Corp.	237,942	7,959,160
Old Dominion Freight Line, Inc.	26,447	4,670,540
Total Industrial		29,554,667
Basic Materials - 1.3%
Linde plc	58,510	25,674,773
Utilities - 1.1%
Constellation Energy Corp.	38,368	7,683,959
American Electric Power Company, Inc.	64,159	5,629,311
Exelon Corp.	121,717	4,212,625

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Utilities - 1.1% (continued)
Xcel Energy, Inc.	67,629	$3,612,065
Total Utilities		21,137,960
Energy - 0.5%
Diamondback Energy, Inc.	21,708	4,345,725
Baker Hughes Co.	121,471	4,272,135
Total Energy		8,617,860
Financial - 0.2%
CoStar Group, Inc.*	49,718	3,686,093
Common Stocks - 0.1%
ARM Holdings plc ADR*,1	14,387	2,354,001
Total Common Stocks
(Cost $506,781,670)		1,811,098,911

MUTUAL FUNDS† - 2.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,398,211
Guggenheim Strategy Fund II2	575,584	14,188,157
Guggenheim Strategy Fund III[2]	370,504	9,162,559
Total Mutual Funds
(Cost $51,083,878)		50,748,927

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 0.8%
Federal Home Loan Bank
5.24% due 07/26/24[3]	$5,000,000	4,981,805
5.26% due 08/09/24[3]	5,000,000	4,971,530
Farmer Mac
5.09% due 07/17/24[3]	5,000,000	4,988,289
Total Federal Agency Discount Notes
(Cost $14,941,624)		14,941,624

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
5.25% due 07/16/24[3]	5,000,000	4,989,052
5.03% due 07/25/24[3]	5,000,000	4,982,550
5.23% due 09/12/24[3,4]	2,000,000	1,978,757
5.18% due 07/09/24[3,5]	1,713,000	1,711,012
Total U.S. Treasury Bills
(Cost $13,661,270)		13,661,371

REPURCHASE AGREEMENTS††,6 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	6,175,880	6,175,880
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	4,868,956	4,868,956
Total Repurchase Agreements
(Cost $11,044,836)		11,044,836

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	4,423,862	4,423,862
Total Securities Lending Collateral
(Cost $4,423,862)		4,423,862
Total Investments - 100.5%
(Cost $601,937,140)		$1,905,919,531
Other Assets & Liabilities, net - (0.5)%		(9,002,042)
Total Net Assets - 100.0%		$1,896,917,489

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	74	Sep 2024	$29,500,100	$(25,065)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	1,734	$34,130,610	$321,222
Barclays Bank plc	NASDAQ-100 Index	Pay	6.04% (SOFR + 0.70%)	At Maturity	09/25/24	634	12,488,224	132,139
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	09/26/24	486	9,566,989	(8,878)
							$56,185,823	$444,483

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,811,098,911	$—	$—	$1,811,098,911
Mutual Funds	50,748,927	—	—	50,748,927
Federal Agency Discount Notes	—	14,941,624	—	14,941,624
U.S. Treasury Bills	—	13,661,371	—	13,661,371
Repurchase Agreements	—	11,044,836	—	11,044,836
Securities Lending Collateral	4,423,862	—	—	4,423,862
Equity Index Swap Agreements**	—	453,361	—	453,361
Total Assets	$1,866,271,700	$40,101,192	$—	$1,906,372,892

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,065	$—	$—	$25,065
Equity Index Swap Agreements**	—	8,878	—	8,878
Total Liabilities	$25,065	$8,878	$—	$33,943

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,159,378	$–	$–	$–	$28,779	$14,188,157	575,584	$198,439
Guggenheim Strategy Fund III	9,140,329	–	–	–	22,230	9,162,559	370,504	121,870
Guggenheim Ultra Short Duration Fund — Institutional Class	27,315,520	–	–	–	82,691	27,398,211	2,756,359	353,856
	$50,615,227	$–	$–	$–	$133,700	$50,748,927		$674,165

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 87.3%
Technology - 27.4%
Microsoft Corp.	40,900	$18,280,255
NVIDIA Corp.	135,366	16,723,116
Apple, Inc.	79,321	16,706,589
Broadcom, Inc.	2,397	3,848,456
Advanced Micro Devices, Inc.*	8,895	1,442,858
Salesforce, Inc.	5,345	1,374,199
Adobe, Inc.*	2,465	1,369,406
Oracle Corp.	8,773	1,238,748
QUALCOMM, Inc.	6,152	1,225,355
Applied Materials, Inc.	4,572	1,078,946
Accenture plc — Class A	3,460	1,049,798
Intuit, Inc.	1,541	1,012,761
Texas Instruments, Inc.	5,010	974,595
ServiceNow, Inc.*	1,128	887,364
International Business Machines Corp.	5,055	874,262
Micron Technology, Inc.	6,094	801,544
Lam Research Corp.	719	765,627
Intel Corp.	23,426	725,503
Analog Devices, Inc.	2,729	622,922
KLA Corp.	741	610,962
Synopsys, Inc.*	839	499,255
Crowdstrike Holdings, Inc. — Class A*	1,269	486,268
Fiserv, Inc.*	3,220	479,909
Cadence Design Systems, Inc.*	1,498	461,009
NXP Semiconductor N.V.	1,407	378,610
Roper Technologies, Inc.	589	331,996
Autodesk, Inc.*	1,177	291,249
Microchip Technology, Inc.	2,974	272,121
Fidelity National Information Services, Inc.	3,061	230,677
Super Micro Computer, Inc.*	277	226,960
Monolithic Power Systems, Inc.	268	220,210
Fortinet, Inc.*	3,489	210,282
MSCI, Inc. — Class A	436	210,043
Paychex, Inc.	1,763	209,021
Fair Isaac Corp.*	136	202,458
Gartner, Inc.*	427	191,749
Electronic Arts, Inc.	1,339	186,563
Cognizant Technology Solutions Corp. — Class A	2,736	186,048
HP, Inc.	4,749	166,310
ON Semiconductor Corp.*	2,368	162,327
ANSYS, Inc.*	480	154,320
Hewlett Packard Enterprise Co.	7,154	151,450
NetApp, Inc.	1,136	146,317
Western Digital Corp.*	1,797	136,159
Take-Two Interactive Software, Inc.*	874	135,898
Broadridge Financial Solutions, Inc.	650	128,050
Teradyne, Inc.	859	127,381
PTC, Inc.*	659	119,721
Tyler Technologies, Inc.*	234	117,650
Seagate Technology Holdings plc	1,075	111,015
Leidos Holdings, Inc.	744	108,535
Skyworks Solutions, Inc.	883	94,110
Zebra Technologies Corp. — Class A*	283	87,427
Akamai Technologies, Inc.*	838	75,487
Jack Henry & Associates, Inc.	401	66,574
Qorvo, Inc.*	531	61,617
EPAM Systems, Inc.*	319	60,007
Dayforce, Inc.*	869	43,102
Paycom Software, Inc.	265	37,906
Total Technology		79,179,057
Consumer, Non-cyclical - 15.0%
Eli Lilly & Co.	4,393	3,977,334
UnitedHealth Group, Inc.	5,065	2,579,402
Procter & Gamble Co.	12,988	2,141,981
Johnson & Johnson	13,244	1,935,743
Merck & Company, Inc.	13,938	1,725,524
AbbVie, Inc.	9,718	1,666,831
Coca-Cola Co.	21,336	1,358,036
PepsiCo, Inc.	7,566	1,247,860
Thermo Fisher Scientific, Inc.	2,101	1,161,853
Abbott Laboratories	9,573	994,730
Amgen, Inc.	2,952	922,352
Danaher Corp.	3,628	906,456
Pfizer, Inc.	31,184	872,528
Intuitive Surgical, Inc.*	1,952	868,347
Philip Morris International, Inc.	8,555	866,878
S&P Global, Inc.	1,762	785,852
Elevance Health, Inc.	1,279	693,039
Vertex Pharmaceuticals, Inc.*	1,420	665,582
Stryker Corp.	1,866	634,907
Boston Scientific Corp.*	8,090	623,011
Regeneron Pharmaceuticals, Inc.*	584	613,802
Medtronic plc	7,307	575,134
Automatic Data Processing, Inc.	2,252	537,530
Cigna Group	1,563	516,681
Mondelez International, Inc. — Class A	7,382	483,078
Gilead Sciences, Inc.	6,856	470,390
Bristol-Myers Squibb Co.	11,155	463,267
Colgate-Palmolive Co.	4,515	438,135
Zoetis, Inc.	2,511	435,307
Altria Group, Inc.	9,452	430,539
McKesson Corp.	715	417,589
CVS Health Corp.	6,908	407,987
Becton Dickinson & Co.	1,590	371,599
Moody’s Corp.	864	363,683
HCA Healthcare, Inc.	1,067	342,806
PayPal Holdings, Inc.*	5,756	334,021
Cintas Corp.	475	332,623
Edwards Lifesciences Corp.*	3,316	306,299
Kimberly-Clark Corp.	1,853	256,085
Dexcom, Inc.*	2,188	248,075
Humana, Inc.	663	247,730
United Rentals, Inc.	366	236,703
Constellation Brands, Inc. — Class A	886	227,950
IDEXX Laboratories, Inc.*	454	221,189
Moderna, Inc.*	1,835	217,906
IQVIA Holdings, Inc.*	1,003	212,074
Verisk Analytics, Inc. — Class A	785	211,597
Agilent Technologies, Inc.	1,613	209,093

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Consumer, Non-cyclical - 15.0% (continued)
Corteva, Inc.	3,835	$206,860
Cencora, Inc. — Class A	911	205,248
Quanta Services, Inc.	806	204,797
General Mills, Inc.	3,107	196,549
Sysco Corp.	2,740	195,609
Monster Beverage Corp.*	3,903	194,955
Centene Corp.*	2,937	194,723
Keurig Dr Pepper, Inc.	5,744	191,850
Kenvue, Inc.	10,537	191,563
Biogen, Inc.*	801	185,688
Kroger Co.	3,684	183,942
GE HealthCare Technologies, Inc.	2,336	182,021
Equifax, Inc.	680	164,873
Archer-Daniels-Midland Co.	2,721	164,484
ResMed, Inc.	808	154,667
Hershey Co.	812	149,270
Kraft Heinz Co.	4,344	139,964
Church & Dwight Company, Inc.	1,346	139,553
Estee Lauder Companies, Inc. — Class A	1,282	136,405
Global Payments, Inc.	1,405	135,863
West Pharmaceutical Services, Inc.	401	132,085
Cardinal Health, Inc.	1,340	131,749
Zimmer Biomet Holdings, Inc.	1,132	122,856
STERIS plc	544	119,430
Corpay, Inc.*	387	103,101
McCormick & Company, Inc.	1,385	98,252
Avery Dennison Corp.	443	96,862
Molina Healthcare, Inc.*	322	95,731
Cooper Companies, Inc.*	1,094	95,506
Hologic, Inc.*	1,284	95,337
Waters Corp.*	326	94,579
Labcorp Holdings, Inc.	464	94,429
Baxter International, Inc.	2,804	93,794
Clorox Co.	683	93,209
Align Technology, Inc.*	385	92,951
Tyson Foods, Inc. — Class A	1,574	89,938
Quest Diagnostics, Inc.	611	83,634
Kellanova	1,449	83,578
Bunge Global S.A.	779	83,174
Insulet Corp.*	385	77,693
Rollins, Inc.	1,546	75,429
Conagra Brands, Inc.	2,631	74,773
Revvity, Inc.	679	71,200
Viatris, Inc.	6,552	69,648
Lamb Weston Holdings, Inc.	795	66,844
J M Smucker Co.	584	63,679
Bio-Techne Corp.	867	62,121
Universal Health Services, Inc. — Class B	328	60,657
Charles River Laboratories International, Inc.*	283	58,462
Catalent, Inc.*	996	56,005
Teleflex, Inc.	259	54,475
Incyte Corp.*	875	53,043
Molson Coors Beverage Co. — Class B	1,001	50,881
Campbell Soup Co.	1,083	48,941
Hormel Foods Corp.	1,597	48,692
Henry Schein, Inc.*	705	45,191
Brown-Forman Corp. — Class B	985	42,542
MarketAxess Holdings, Inc.	209	41,911
Solventum Corp.*	760	40,189
DaVita, Inc.*	285	39,492
Bio-Rad Laboratories, Inc. — Class A*	112	30,588
Total Consumer, Non-cyclical		43,408,653
Communications - 13.3%
Amazon.com, Inc.*	50,396	9,739,027
Meta Platforms, Inc. — Class A	12,060	6,080,893
Alphabet, Inc. — Class A	32,325	5,887,999
Alphabet, Inc. — Class C	26,892	4,932,531
Netflix, Inc.*	2,371	1,600,140
Cisco Systems, Inc.	22,283	1,058,665
Walt Disney Co.	10,032	996,077
Verizon Communications, Inc.	23,164	955,283
Comcast Corp. — Class A	21,540	843,506
Uber Technologies, Inc.*	11,499	835,747
AT&T, Inc.	39,458	754,042
Booking Holdings, Inc.	187	740,800
Palo Alto Networks, Inc.*	1,778	602,760
T-Mobile US, Inc.	2,837	499,823
Arista Networks, Inc.*	1,397	489,621
Airbnb, Inc. — Class A*	2,430	368,461
Motorola Solutions, Inc.	918	354,394
CDW Corp.	740	165,642
Corning, Inc.	4,243	164,841
Charter Communications, Inc. — Class A*	539	161,139
eBay, Inc.	2,785	149,610
GoDaddy, Inc. — Class A*	776	108,415
Omnicom Group, Inc.	1,078	96,697
Warner Bros Discovery, Inc.*	12,271	91,296
Expedia Group, Inc.*	699	88,067
FactSet Research Systems, Inc.	210	85,737
VeriSign, Inc.*	477	84,811
Gen Digital, Inc.	3,032	75,739
Juniper Networks, Inc.	1,788	65,190
Interpublic Group of Companies, Inc.	2,077	60,420
News Corp. — Class A	2,087	57,539
F5, Inc.*	323	55,630
Match Group, Inc.*	1,462	44,416
Fox Corp. — Class A	1,272	43,719
Etsy, Inc.*	643	37,924
Paramount Global — Class B	2,721	28,271
Fox Corp. — Class B	726	23,247
News Corp. — Class B	630	17,886
Total Communications		38,446,005
Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	9,963	4,052,948
JPMorgan Chase & Co.	15,803	3,196,315
Visa, Inc. — Class A	8,663	2,273,778
Mastercard, Inc. — Class A	4,518	1,993,161
Bank of America Corp.	37,441	1,489,029
Wells Fargo & Co.	19,185	1,139,397
Goldman Sachs Group, Inc.	1,775	802,868
American Express Co.	3,127	724,057
Progressive Corp.	3,223	669,449

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Financial - 11.7% (continued)
Morgan Stanley	6,886	$669,250
Citigroup, Inc.	10,497	666,140
BlackRock, Inc. — Class A	769	605,449
Charles Schwab Corp.	8,216	605,437
Prologis, Inc. REIT	5,095	572,219
Marsh & McLennan Companies, Inc.	2,711	571,262
Chubb Ltd.	2,235	570,104
American Tower Corp. — Class A REIT	2,570	499,557
Blackstone, Inc. — Class A	3,933	486,905
Intercontinental Exchange, Inc.	3,156	432,025
Equinix, Inc. REIT	522	394,945
CME Group, Inc. — Class A	1,981	389,465
KKR & Company, Inc. — Class A	3,663	385,494
Aon plc — Class A	1,197	351,415
Welltower, Inc. REIT	3,290	342,983
U.S. Bancorp	8,587	340,904
PNC Financial Services Group, Inc.	2,190	340,501
Arthur J Gallagher & Co.	1,202	311,691
Capital One Financial Corp.	2,103	291,160
Truist Financial Corp.	7,364	286,091
Simon Property Group, Inc. REIT	1,794	272,329
Digital Realty Trust, Inc. REIT	1,786	271,561
American International Group, Inc.	3,652	271,125
Travelers Companies, Inc.	1,260	256,208
Aflac, Inc.	2,846	254,176
Realty Income Corp. REIT	4,792	253,113
Public Storage REIT	870	250,256
Bank of New York Mellon Corp.	4,115	246,447
Ameriprise Financial, Inc.	547	233,673
Crown Castle, Inc. REIT	2,391	233,601
Allstate Corp.	1,452	231,826
Prudential Financial, Inc.	1,976	231,568
MetLife, Inc.	3,287	230,715
Arch Capital Group Ltd.*	2,058	207,632
Extra Space Storage, Inc. REIT	1,165	181,053
Discover Financial Services	1,379	180,387
CoStar Group, Inc.*	2,247	166,592
VICI Properties, Inc. REIT	5,741	164,422
Hartford Financial Services Group, Inc.	1,628	163,679
AvalonBay Communities, Inc. REIT	781	161,581
CBRE Group, Inc. — Class A*	1,660	147,923
Willis Towers Watson plc	563	147,585
Iron Mountain, Inc. REIT	1,613	144,557
T. Rowe Price Group, Inc.	1,229	141,716
M&T Bank Corp.	918	138,949
Fifth Third Bancorp	3,764	137,348
Equity Residential REIT	1,898	131,607
Raymond James Financial, Inc.	1,027	126,947
Nasdaq, Inc.	2,094	126,184
State Street Corp.	1,658	122,692
Brown & Brown, Inc.	1,303	116,501
SBA Communications Corp. REIT	591	116,013
Ventas, Inc. REIT	2,227	114,156
Weyerhaeuser Co. REIT	4,012	113,901
Invitation Homes, Inc. REIT	3,169	113,735
Huntington Bancshares, Inc.	7,975	105,111
Synchrony Financial	2,210	104,290
Cincinnati Financial Corp.	862	101,802
Alexandria Real Estate Equities, Inc. REIT	866	101,296
Regions Financial Corp.	5,040	101,002
Cboe Global Markets, Inc.	579	98,465
Essex Property Trust, Inc. REIT	353	96,087
Northern Trust Corp.	1,126	94,561
Principal Financial Group, Inc.	1,187	93,120
Mid-America Apartment Communities, Inc. REIT	643	91,698
Everest Group Ltd.	239	91,064
Citizens Financial Group, Inc.	2,504	90,219
W R Berkley Corp.	1,111	87,302
Healthpeak Properties, Inc. REIT	3,873	75,911
Loews Corp.	999	74,665
KeyCorp	5,189	73,736
Kimco Realty Corp. REIT	3,673	71,477
Host Hotels & Resorts, Inc. REIT	3,880	69,762
UDR, Inc. REIT	1,667	68,597
Camden Property Trust REIT	586	63,939
Regency Centers Corp. REIT	905	56,291
BXP, Inc. REIT	795	48,940
Assurant, Inc.	286	47,548
Federal Realty Investment Trust REIT	411	41,499
Globe Life, Inc.	462	38,013
Invesco Ltd.	2,475	37,026
Franklin Resources, Inc.	1,650	36,877
Total Financial		33,916,055
Consumer, Cyclical - 6.9%
Tesla, Inc.*	15,269	3,021,430
Costco Wholesale Corp.	2,441	2,074,826
Home Depot, Inc.	5,454	1,877,485
Walmart, Inc.	23,507	1,591,659
McDonald’s Corp.	3,966	1,010,695
Lowe’s Companies, Inc.	3,149	694,229
TJX Companies, Inc.	6,232	686,143
NIKE, Inc. — Class B	6,667	502,492
Starbucks Corp.	6,233	485,239
Chipotle Mexican Grill, Inc. — Class A*	7,550	473,008
Target Corp.	2,546	376,910
O’Reilly Automotive, Inc.*	324	342,163
Marriott International, Inc. — Class A	1,320	319,136
Hilton Worldwide Holdings, Inc.	1,376	300,243
PACCAR, Inc.	2,884	296,879
General Motors Co.	6,279	291,723
AutoZone, Inc.*	95	281,590
Ford Motor Co.	21,580	270,613
Ross Stores, Inc.	1,845	268,115
Copart, Inc.*	4,815	260,780
DR Horton, Inc.	1,631	229,857
WW Grainger, Inc.	241	217,440
Cummins, Inc.	753	208,528
Royal Caribbean Cruises Ltd.*	1,303	207,737
Yum! Brands, Inc.	1,550	205,313
Lennar Corp. — Class A	1,348	202,025

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Consumer, Cyclical - 6.9% (continued)
Fastenal Co.	3,151	$198,009
Lululemon Athletica, Inc.*	631	188,480
Delta Air Lines, Inc.	3,551	168,459
Tractor Supply Co.	593	160,110
Dollar General Corp.	1,209	159,866
Deckers Outdoor Corp.*	141	136,481
NVR, Inc.*	17	129,005
PulteGroup, Inc.	1,158	127,496
Dollar Tree, Inc.*	1,140	121,718
Genuine Parts Co.	767	106,091
Aptiv plc*	1,497	105,419
Carnival Corp.*	5,559	104,065
Ulta Beauty, Inc.*	264	101,870
Darden Restaurants, Inc.	657	99,417
Domino’s Pizza, Inc.	192	99,135
Southwest Airlines Co.	3,293	94,213
Best Buy Company, Inc.	1,060	89,347
Las Vegas Sands Corp.	2,009	88,898
United Airlines Holdings, Inc.*	1,809	88,026
Live Nation Entertainment, Inc.*	784	73,492
Pool Corp.	211	64,847
CarMax, Inc.*	866	63,512
MGM Resorts International*	1,381	61,372
LKQ Corp.	1,468	61,054
Tapestry, Inc.	1,264	54,087
Bath & Body Works, Inc.	1,231	48,071
Walgreens Boots Alliance, Inc.	3,940	47,654
Caesars Entertainment, Inc.*	1,191	47,330
Wynn Resorts Ltd.	520	46,540
Norwegian Cruise Line Holdings Ltd.*	2,361	44,363
Hasbro, Inc.	720	42,120
American Airlines Group, Inc.*	3,610	40,901
BorgWarner, Inc.	1,254	40,429
Ralph Lauren Corp. — Class A	215	37,638
Total Consumer, Cyclical		19,835,773
Industrial - 6.2%
General Electric Co.	6,024	957,635
Caterpillar, Inc.	2,691	896,372
Honeywell International, Inc.	3,584	765,327
Union Pacific Corp.	3,358	759,781
RTX Corp.	7,316	734,453
Eaton Corporation plc	2,200	689,810
Boeing Co.*	3,176	578,064
United Parcel Service, Inc. — Class B	4,014	549,316
Lockheed Martin Corp.	1,175	548,842
Deere & Co.	1,425	532,423
Amphenol Corp. — Class A	6,610	445,316
Waste Management, Inc.	2,009	428,600
Trane Technologies plc	1,246	409,847
TransDigm Group, Inc.	308	393,504
FedEx Corp.	1,246	373,600
General Dynamics Corp.	1,251	362,965
CSX Corp.	10,758	359,855
Parker-Hannifin Corp.	707	357,608
Illinois Tool Works, Inc.	1,494	354,018
Emerson Electric Co.	3,148	346,784
Northrop Grumman Corp.	766	333,938
3M Co.	3,045	311,168
Carrier Global Corp.	4,611	290,862
Norfolk Southern Corp.	1,243	266,860
GE Vernova, Inc.*	1,508	258,637
TE Connectivity Ltd.	1,685	253,474
Johnson Controls International plc	3,707	246,404
L3Harris Technologies, Inc.	1,044	234,462
Republic Services, Inc. — Class A	1,127	219,021
Otis Worldwide Corp.	2,225	214,178
AMETEK, Inc.	1,274	212,389
Ingersoll Rand, Inc.	2,220	201,665
Martin Marietta Materials, Inc.	339	183,670
Vulcan Materials Co.	728	181,039
Xylem, Inc.	1,334	180,930
Old Dominion Freight Line, Inc.	980	173,068
Rockwell Automation, Inc.	627	172,601
Howmet Aerospace, Inc.	2,134	165,662
Mettler-Toledo International, Inc.*	118	164,916
Westinghouse Air Brake Technologies Corp.	971	153,467
Fortive Corp.	1,937	143,532
Garmin Ltd.	846	137,830
Dover Corp.	756	136,420
Keysight Technologies, Inc.*	961	131,417
Veralto Corp.	1,210	115,519
Axon Enterprise, Inc.*	390	114,754
Hubbell, Inc.	295	107,817
Ball Corp.	1,708	102,514
Teledyne Technologies, Inc.*	261	101,263
Expeditors International of Washington, Inc.	777	96,962
Jacobs Solutions, Inc.	689	96,260
Builders FirstSource, Inc.*	672	93,012
Textron, Inc.	1,049	90,067
Packaging Corporation of America	491	89,637
IDEX Corp.	417	83,900
Masco Corp.	1,212	80,804
Amcor plc	7,954	77,790
Snap-on, Inc.	290	75,803
Trimble, Inc.*	1,344	75,156
Jabil, Inc.	664	72,237
J.B. Hunt Transport Services, Inc.	449	71,840
Westrock Co.	1,421	71,420
Pentair plc	914	70,076
Nordson Corp.	299	69,350
Stanley Black & Decker, Inc.	847	67,667
Allegion plc	481	56,830
CH Robinson Worldwide, Inc.	644	56,749
A O Smith Corp.	665	54,384
Huntington Ingalls Industries, Inc.	217	53,454
Generac Holdings, Inc.*	334	44,161
Mohawk Industries, Inc.*	292	33,168
Total Industrial		17,934,324
Energy - 3.3%
Exxon Mobil Corp.	24,686	2,841,852
Chevron Corp.	9,432	1,475,353
ConocoPhillips	6,436	736,150

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Energy - 3.3% (continued)
EOG Resources, Inc.	3,163	$398,127
Schlumberger N.V.	7,866	371,118
Marathon Petroleum Corp.	1,939	336,378
Phillips 66	2,333	329,350
Williams Companies, Inc.	6,707	285,047
Valero Energy Corp.	1,799	282,011
ONEOK, Inc.	3,212	261,938
Occidental Petroleum Corp.	3,659	230,627
Hess Corp.	1,521	224,378
Kinder Morgan, Inc.	10,626	211,139
Diamondback Energy, Inc.	981	196,386
Baker Hughes Co.	5,492	193,154
Devon Energy Corp.	3,478	164,857
Halliburton Co.	4,872	164,576
Targa Resources Corp.	1,220	157,112
First Solar, Inc.*	589	132,796
Coterra Energy, Inc. — Class A	4,096	109,240
Equities Corp.	2,430	89,861
Marathon Oil Corp.	3,104	88,992
Enphase Energy, Inc.*	749	74,683
APA Corp.	1,981	58,321
Total Energy		9,413,446
Utilities - 2.0%
NextEra Energy, Inc.	11,306	800,578
Southern Co.	6,017	466,739
Duke Energy Corp.	4,247	425,677
Constellation Energy Corp.	1,735	347,468
Sempra	3,483	264,917
American Electric Power Company, Inc.	2,901	254,534
Dominion Energy, Inc.	4,613	226,037
PG&E Corp.	11,760	205,330
Public Service Enterprise Group, Inc.	2,741	202,012
Exelon Corp.	5,503	190,459
Consolidated Edison, Inc.	1,903	170,166
Xcel Energy, Inc.	3,058	163,328
Vistra Corp.	1,797	154,506
Edison International	2,117	152,022
American Water Works Company, Inc.	1,072	138,459
WEC Energy Group, Inc.	1,738	136,363
DTE Energy Co.	1,139	126,440
Entergy Corp.	1,175	125,725
PPL Corp.	4,060	112,259
Eversource Energy	1,938	109,904
FirstEnergy Corp.	2,850	109,069
CenterPoint Energy, Inc.	3,520	109,050
Ameren Corp.	1,467	104,318
CMS Energy Corp.	1,643	97,808
Atmos Energy Corp.	830	96,820
NRG Energy, Inc.	1,147	89,305
Alliant Energy Corp.	1,411	71,820
NiSource, Inc.	2,467	71,074
AES Corp.	3,911	68,716
Evergy, Inc.	1,265	67,007
Pinnacle West Capital Corp.	625	47,738
Total Utilities		5,705,648
Basic Materials - 1.5%
Linde plc	2,645	1,160,652
Freeport-McMoRan, Inc.	7,905	384,183
Sherwin-Williams Co.	1,284	383,184
Ecolab, Inc.	1,399	332,962
Air Products and Chemicals, Inc.	1,223	315,595
Newmont Corp.	6,346	265,707
Nucor Corp.	1,319	208,508
Dow, Inc.	3,870	205,304
DuPont de Nemours, Inc.	2,301	185,207
PPG Industries, Inc.	1,295	163,028
LyondellBasell Industries N.V. — Class A	1,416	135,455
International Flavors & Fragrances, Inc.	1,405	133,770
Steel Dynamics, Inc.	813	105,283
International Paper Co.	1,911	82,460
Celanese Corp. — Class A	553	74,594
CF Industries Holdings, Inc.	1,006	74,565
Eastman Chemical Co.	647	63,387
Albemarle Corp.	647	61,801
Mosaic Co.	1,769	51,124
FMC Corp.	687	39,537
Total Basic Materials		4,426,306
Total Common Stocks
(Cost $212,039,397)		252,265,267

MUTUAL FUNDS† - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	733,906	7,295,028
Guggenheim Strategy Fund II1	225,195	5,551,053
Guggenheim Strategy Fund III[1]	184,563	4,564,234
Total Mutual Funds
(Cost $17,418,465)		17,410,315

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
5.23% due 09/12/24[2,3]	$4,850,000	4,798,487
5.18% due 07/09/24[3,4]	4,223,000	4,218,099
Total U.S. Treasury Bills
(Cost $9,016,620)		9,016,586

REPURCHASE AGREEMENTS††,5 - 2.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	4,329,904	4,329,904
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	3,413,620	3,413,620
Total Repurchase Agreements
(Cost $7,743,524)		7,743,524
Total Investments - 99.1%
(Cost $246,218,006)		$286,435,692
Other Assets & Liabilities, net - 0.9%		2,529,382
Total Net Assets - 100.0%		$288,965,074

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	370	Sep 2024	$102,184,750	$368,853

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	9,273	$50,633,163	$116,927
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	4,681	25,557,999	48,618
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	493	2,691,806	(4,344)
							$78,882,968	$161,201

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$252,265,267	$—	$—	$252,265,267
Mutual Funds	17,410,315	—	—	17,410,315
U.S. Treasury Bills	—	9,016,586	—	9,016,586
Repurchase Agreements	—	7,743,524	—	7,743,524
Equity Futures Contracts**	368,853	—	—	368,853
Equity Index Swap Agreements**	—	165,545	—	165,545
Total Assets	$270,044,435	$16,925,655	$—	$286,970,090

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,344	$—	$4,344

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,539,793	$–	$–	$–	$11,260	$5,551,053	225,195	$77,638
Guggenheim Strategy Fund III	4,553,161	–	–	–	11,073	4,564,234	184,563	60,708
Guggenheim Ultra Short Duration Fund — Institutional Class	7,273,011	–	–	–	22,017	7,295,028	733,906	94,218
	$17,365,965	$–	$–	$–	$44,350	$17,410,315		$232,564

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Mining - 99.5%
Freeport-McMoRan, Inc.	160,847	$7,817,164
Newmont Corp.	154,760	6,479,801
Agnico Eagle Mines Ltd.	79,982	5,230,823
Barrick Gold Corp.	305,588	5,097,208
Wheaton Precious Metals Corp.	85,379	4,475,567
Kinross Gold Corp.	374,199	3,113,336
Gold Fields Ltd. ADR	205,582	3,063,172
Anglogold Ashanti plc	118,406	2,975,543
Franco-Nevada Corp.	24,868	2,947,355
Royal Gold, Inc.	21,577	2,700,577
Pan American Silver Corp.	125,550	2,495,934
Alamos Gold, Inc. — Class A	148,715	2,331,851
Eldorado Gold Corp.*	106,582	1,576,348
Harmony Gold Mining Company Ltd. ADR	169,077	1,550,436
Osisko Gold Royalties Ltd.	98,108	1,528,523
Hecla Mining Co.	313,264	1,519,330
Sibanye Stillwater Ltd. ADR[1]	342,890	1,491,571
IAMGOLD Corp.*	360,615	1,352,306
Equinox Gold Corp.*	257,870	1,348,660
Coeur Mining, Inc.*	238,917	1,342,714
B2Gold Corp.	485,237	1,310,140
Sandstorm Gold Ltd.	217,614	1,183,820
First Majestic Silver Corp.	199,049	1,178,370
Fortuna Mining Corp.*,1	230,192	1,125,639
SilverCrest Metals, Inc.*	124,536	1,014,968
MAG Silver Corp.*	85,969	1,003,258
Seabridge Gold, Inc.*	66,591	911,631
SSR Mining, Inc.	189,353	853,982
Novagold Resources, Inc.*	246,708	853,610
Endeavour Silver Corp.*,1	242,151	852,372
Silvercorp Metals, Inc.[1]	206,502	693,847
Gatos Silver, Inc.*	59,735	623,633
New Gold, Inc.*	317,950	620,002
McEwen Mining, Inc.*	58,721	539,059
Total Mining		73,202,550
Total Common Stocks
(Cost $52,031,662)		73,202,550

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$241,299	241,299
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	190,236	190,236
Total Repurchase Agreements
(Cost $431,535)		431,535

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	2,343,350	2,343,350
Total Securities Lending Collateral
(Cost $2,343,350)		2,343,350
Total Investments - 103.3%
(Cost $54,806,547)		$75,977,435
Other Assets & Liabilities, net - (3.3)%		(2,438,384)
Total Net Assets - 100.0%		$73,539,051

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,202,550	$—	$—	$73,202,550
Repurchase Agreements	—	431,535	—	431,535
Securities Lending Collateral	2,343,350	—	—	2,343,350
Total Assets	$75,545,900	$431,535	$—	$75,977,435

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2%
REITs - 91.7%
REITs-Diversified - 23.1%
American Tower Corp. — Class A	874	$169,888
Equinix, Inc.	199	150,563
Digital Realty Trust, Inc.	844	128,330
Crown Castle, Inc.	1,185	115,774
VICI Properties, Inc.	3,463	99,180
SBA Communications Corp.	418	82,053
Weyerhaeuser Co.	2,867	81,394
Lamar Advertising Co. — Class A	536	64,068
Gaming and Leisure Properties, Inc.	1,387	62,706
WP Carey, Inc.	1,118	61,546
Vornado Realty Trust	1,500	39,435
National Storage Affiliates Trust	912	37,593
EPR Properties	770	32,325
PotlatchDeltic Corp.	797	31,394
Outfront Media, Inc.	1,850	26,455
Uniti Group, Inc.	3,535	10,322
Total REITs-Diversified		1,193,026
REITs-Apartments - 12.6%
AvalonBay Communities, Inc.	480	99,307
Equity Residential	1,345	93,262
Invitation Homes, Inc.	2,318	83,193
Essex Property Trust, Inc.	276	75,127
Mid-America Apartment Communities, Inc.	519	74,015
UDR, Inc.	1,626	66,910
American Homes 4 Rent — Class A	1,710	63,544
Camden Property Trust	564	61,538
Independence Realty Trust, Inc.	2,024	37,930
Total REITs-Apartments		654,826
REITs-Health Care - 9.5%
Welltower, Inc.	1,371	142,927
Ventas, Inc.	1,622	83,144
Healthpeak Properties, Inc.	3,410	66,836
Omega Healthcare Investors, Inc.	1,583	54,218
Healthcare Realty Trust, Inc.	2,712	44,694
Sabra Health Care REIT, Inc.	2,278	35,081
CareTrust REIT, Inc.	1,346	33,785
Medical Properties Trust, Inc.[1]	6,329	27,278
Total REITs-Health Care		487,963
REITs-Warehouse/Industries - 9.2%
Prologis, Inc.	1,641	184,301
Rexford Industrial Realty, Inc.	1,250	55,737
EastGroup Properties, Inc.	307	52,221
Americold Realty Trust, Inc.	1,887	48,194
STAG Industrial, Inc.	1,321	47,635
First Industrial Realty Trust, Inc.	952	45,230
Terreno Realty Corp.	728	43,083
Total REITs-Warehouse/Industries		476,401
REITs-Storage - 7.3%
Public Storage	427	122,827
Extra Space Storage, Inc.	654	101,638
Iron Mountain, Inc.	1,041	93,294
CubeSmart	1,275	57,592
Total REITs-Storage		375,351
REITs-Office Property - 7.1%
Alexandria Real Estate Equities, Inc.	692	80,943
BXP, Inc.	869	53,496
SL Green Realty Corp.[1]	616	34,890
Kilroy Realty Corp.	1,091	34,006
Cousins Properties, Inc.	1,467	33,961
Highwoods Properties, Inc.	1,154	30,316
LXP Industrial Trust	3,275	29,868
Douglas Emmett, Inc.	1,993	26,527
JBG SMITH Properties	1,423	21,672
Hudson Pacific Properties, Inc.	3,065	14,743
Total REITs-Office Property		360,422
REITs-Shopping Centers - 6.9%
Kimco Realty Corp.	3,360	65,386
Regency Centers Corp.	997	62,013
Federal Realty Investment Trust	510	51,495
Brixmor Property Group, Inc.	2,075	47,912
Kite Realty Group Trust	1,786	39,971
Phillips Edison & Company, Inc.	1,175	38,434
SITE Centers Corp.	2,057	29,827
Retail Opportunity Investments Corp.	1,782	22,150
Total REITs-Shopping Centers		357,188
REITs-Single Tenant - 5.0%
Realty Income Corp.	2,298	121,380
NNN REIT, Inc.	1,182	50,353
Agree Realty Corp.	723	44,783
Essential Properties Realty Trust, Inc.	1,427	39,542
Total REITs-Single Tenant		256,058
REITs-Hotels - 4.2%
Host Hotels & Resorts, Inc.	3,548	63,793
Ryman Hospitality Properties, Inc.	433	43,239
Apple Hospitality REIT, Inc.	2,202	32,017
Park Hotels & Resorts, Inc.	2,057	30,814
Sunstone Hotel Investors, Inc.	2,551	26,683
Pebblebrook Hotel Trust	1,650	22,687
Total REITs-Hotels		219,233
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	819	124,324
Macerich Co.	2,168	33,474
Tanger, Inc.	1,123	30,445
Total REITs-Regional Malls		188,243
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	588	70,760
Equity LifeStyle Properties, Inc.	939	61,157
Total REITs-Manufactured Homes		131,917
Specialized Reits - 0.5%
DiamondRock Hospitality Co.	2,847	24,057

Total REITs		4,724,685
Real Estate - 5.7%
Real Estate Management/Services - 3.8%
CBRE Group, Inc. — Class A*	1,053	93,833
Jones Lang LaSalle, Inc.*	222	45,572
Cushman & Wakefield plc*	2,595	26,988
eXp World Holdings, Inc.	1,534	17,311

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Real Estate - 5.7% (continued)
Real Estate Management/Services - 3.8% (continued)
Redfin Corp.*	2,463	$14,803
Total Real Estate Management/Services		198,507
Research & Consulting Services - 1.9%
CoStar Group, Inc.*	1,333	98,828

Total Real Estate		297,335
Internet - 1.2%
E-Commerce/Services - 1.2%
Zillow Group, Inc. — Class C*	1,175	54,508
Opendoor Technologies, Inc.*	4,629	8,518
Total E-Commerce/Services		63,026
Total Internet		63,026
Telecommunications - 0.6%
Telecom Services - 0.6%
DigitalBridge Group, Inc.	2,119	29,030
Total Common Stocks
(Cost $4,413,527)		5,114,076

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$13,316	13,316
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	10,498	10,498
Total Repurchase Agreements
(Cost $23,814)		23,814

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	44,116	44,116
Total Securities Lending Collateral
(Cost $44,116)		44,116
Total Investments - 100.6%
(Cost $4,481,457)		$5,182,006
Other Assets & Liabilities, net - (0.6)%		(30,375)
Total Net Assets - 100.0%		$5,151,631

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,114,076	$—	$—	$5,114,076
Repurchase Agreements	—	23,814	—	23,814
Securities Lending Collateral	44,116	—	—	44,116
Total Assets	$5,158,192	$23,814	$—	$5,182,006

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 68.6%
Costco Wholesale Corp.	577	$490,444
Walmart, Inc.	6,525	441,808
Home Depot, Inc.	1,255	432,021
TJX Companies, Inc.	3,672	404,287
Lowe’s Companies, Inc.	1,805	397,930
Target Corp.	2,040	302,002
O’Reilly Automotive, Inc.*	276	291,473
Ross Stores, Inc.	1,701	247,189
Dollar General Corp.	1,527	201,915
Tractor Supply Co.	707	190,890
AutoZone, Inc.*	63	186,738
Dollar Tree, Inc.*	1,582	168,910
Genuine Parts Co.	1,142	157,962
Ulta Beauty, Inc.*	391	150,875
Dick’s Sporting Goods, Inc.	687	147,602
Best Buy Company, Inc.	1,711	144,220
Burlington Stores, Inc.*	596	143,040
Williams-Sonoma, Inc.	503	142,032
CarMax, Inc.*	1,704	124,971
BJ’s Wholesale Club Holdings, Inc.*	1,404	123,327
Abercrombie & Fitch Co. — Class A*	597	106,171
Floor & Decor Holdings, Inc. — Class A*	1,040	103,386
Bath & Body Works, Inc.	2,580	100,749
Carvana Co.*	770	99,114
Murphy USA, Inc.	206	96,709
Ollie’s Bargain Outlet Holdings, Inc.*	966	94,832
Walgreens Boots Alliance, Inc.	7,807	94,426
GameStop Corp. — Class A*,1	3,721	91,872
Five Below, Inc.*	798	86,958
Gap, Inc.	3,571	85,311
Lithia Motors, Inc. — Class A	334	84,318
Macy’s, Inc.	4,278	82,138
AutoNation, Inc.*	508	80,965
Signet Jewelers Ltd.	836	74,889
Academy Sports & Outdoors, Inc.	1,372	73,059
Boot Barn Holdings, Inc.*	554	71,427
Advance Auto Parts, Inc.	1,106	70,043
American Eagle Outfitters, Inc.	3,335	66,567
RH*	266	65,021
Urban Outfitters, Inc.*	1,441	59,153
Kohl’s Corp.	2,532	58,211
Nordstrom, Inc.	2,640	56,021
Foot Locker, Inc.	2,191	54,600
Victoria’s Secret & Co.*	2,395	42,320
National Vision Holdings, Inc.*	2,707	35,435
Leslie’s, Inc.*	6,844	28,676
Petco Health & Wellness Company, Inc.*,1	5,639	21,315
Total Retail		6,873,322
Internet - 26.0%
Amazon.com, Inc.*	5,665	1,094,761
PDD Holdings, Inc. ADR*	1,770	235,322
MercadoLibre, Inc.*	131	215,285
Alibaba Group Holding Ltd. ADR	2,878	207,216
eBay, Inc.	3,484	187,161
Coupang, Inc.*	8,491	177,887
JD.com, Inc. ADR	6,110	157,882
Chewy, Inc. — Class A*	4,430	120,673
Etsy, Inc.*	1,595	94,073
Wayfair, Inc. — Class A*	1,689	89,061
Beyond, Inc.*	2,080	27,206
Total Internet		2,606,527
Distribution & Wholesale - 2.4%
LKQ Corp.	2,899	120,570
Pool Corp.	383	117,707
Total Distribution & Wholesale		238,277
Software - 1.6%
Global-e Online Ltd*	4,386	159,080
Commercial Services - 0.9%
Valvoline, Inc.*	1,983	85,666
Total Common Stocks
(Cost $6,854,917)		9,962,872

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$31,526	31,526
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	24,854	24,854
Total Repurchase Agreements
(Cost $56,380)		56,380

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	79,743	79,743
Total Securities Lending Collateral
(Cost $79,743)		79,743
Total Investments - 100.9%
(Cost $6,991,040)		$10,098,995
Other Assets & Liabilities, net - (0.9)%		(85,966)
Total Net Assets - 100.0%		$10,013,029

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,962,872	$—	$—	$9,962,872
Repurchase Agreements	—	56,380	—	56,380
Securities Lending Collateral	79,743	—	—	79,743
Total Assets	$10,042,615	$56,380	$—	$10,098,995

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 64.8%
Consumer, Non-cyclical - 15.4%
Insmed, Inc.*	245	$16,415
Sprouts Farmers Market, Inc.*	159	13,302
Vaxcyte, Inc.*	172	12,988
HealthEquity, Inc.*	133	11,465
Ensign Group, Inc.	87	10,761
Blueprint Medicines Corp.*	99	10,670
Halozyme Therapeutics, Inc.*	197	10,315
Cytokinetics, Inc.*	176	9,536
REVOLUTION Medicines, Inc.*	240	9,314
Glaukos Corp.*	77	9,113
Lantheus Holdings, Inc.*	107	8,591
Madrigal Pharmaceuticals, Inc.*	28	7,844
Merit Medical Systems, Inc.*	90	7,735
TransMedics Group, Inc.*	51	7,682
Option Care Health, Inc.*	275	7,617
Brink’s Co.	71	7,270
Krystal Biotech, Inc.*	39	7,162
Haemonetics Corp.*	79	6,536
Avidity Biosciences, Inc.*	159	6,495
Alkermes plc*	265	6,387
Integer Holdings Corp.*	53	6,137
RadNet, Inc.*	104	6,128
Select Medical Holdings Corp.	168	5,890
Herc Holdings, Inc.	44	5,865
Lancaster Colony Corp.	31	5,858
CBIZ, Inc.*	76	5,632
Bridgebio Pharma, Inc.*	222	5,623
Alight, Inc. — Class A*	749	5,528
Crinetics Pharmaceuticals, Inc.*	123	5,509
Korn Ferry	82	5,505
Primo Water Corp.	249	5,443
StoneCo Ltd. — Class A*	451	5,407
Axonics, Inc.*	80	5,378
Neogen Corp.*	344	5,377
Guardant Health, Inc.*	186	5,372
Prestige Consumer Healthcare, Inc.*	78	5,370
iRhythm Technologies, Inc.*	49	5,274
Simply Good Foods Co.*	144	5,203
Insperity, Inc.	57	5,199
TriNet Group, Inc.	51	5,100
ABM Industries, Inc.	100	5,057
Arrowhead Pharmaceuticals, Inc.*	188	4,886
Oscar Health, Inc. — Class A*	307	4,857
Alarm.com Holdings, Inc.*	76	4,829
Stride, Inc.*	67	4,723
LivaNova plc*	86	4,715
WD-40 Co.	21	4,612
Amicus Therapeutics, Inc.*	463	4,593
Axsome Therapeutics, Inc.*	57	4,588
Denali Therapeutics, Inc.*	196	4,551
Twist Bioscience Corp.*	91	4,484
Dyne Therapeutics, Inc.*	127	4,482
ICF International, Inc.	29	4,305
Adtalem Global Education, Inc.*	62	4,229
Ideaya Biosciences, Inc.*	118	4,143
Corcept Therapeutics, Inc.*	127	4,126
Tandem Diabetes Care, Inc.*	102	4,110
Biohaven Ltd.*	118	4,096
PROCEPT BioRobotics Corp.*	67	4,093
SpringWorks Therapeutics, Inc.*	108	4,068
ICU Medical, Inc.*	34	4,037
Marqeta, Inc. — Class A*	735	4,028
Inari Medical, Inc.*	83	3,996
Cal-Maine Foods, Inc.	65	3,972
ADMA Biologics, Inc.*	355	3,969
TG Therapeutics, Inc.*	220	3,914
J & J Snack Foods Corp.	24	3,897
Strategic Education, Inc.	35	3,873
Geron Corp.*	908	3,850
Agios Pharmaceuticals, Inc.*	89	3,838
Progyny, Inc.*	133	3,805
Nuvalent, Inc. — Class A*	50	3,793
Celldex Therapeutics, Inc.*	102	3,775
Arcellx, Inc.*	68	3,753
STAAR Surgical Co.*	78	3,714
PTC Therapeutics, Inc.*	120	3,670
CorVel Corp.*	14	3,560
Rhythm Pharmaceuticals, Inc.*	86	3,531
Graham Holdings Co. — Class B	5	3,498
Vericel Corp.*	76	3,487
Myriad Genetics, Inc.*	141	3,449
Helen of Troy Ltd.*	37	3,431
Intellia Therapeutics, Inc.*	152	3,402
CONMED Corp.	49	3,397
EVERTEC, Inc.	102	3,391
Inter Parfums, Inc.	29	3,365
RxSight, Inc.*	54	3,249
Iovance Biotherapeutics, Inc.*	399	3,200
Protagonist Therapeutics, Inc.*	92	3,188
LiveRamp Holdings, Inc.*	103	3,187
agilon health, Inc.*	486	3,178
Laureate Education, Inc. — Class A	211	3,152
Integra LifeSciences Holdings Corp.*	108	3,147
Edgewell Personal Care Co.	78	3,135
Flywire Corp.*	190	3,114
AMN Healthcare Services, Inc.*	60	3,074
ACADIA Pharmaceuticals, Inc.*	189	3,071
Patterson Companies, Inc.	127	3,063
Addus HomeCare Corp.*	25	2,903
UFP Technologies, Inc.*	11	2,903
Surgery Partners, Inc.*	121	2,879
Novocure Ltd.*	168	2,878
Beam Therapeutics, Inc.*	121	2,835
Catalyst Pharmaceuticals, Inc.*	183	2,835
Novavax, Inc.*	223	2,823
TreeHouse Foods, Inc.*	77	2,821
GEO Group, Inc.*	196	2,815
NeoGenomics, Inc.*	201	2,788
Remitly Global, Inc.*	229	2,775
Astrana Health, Inc.*	68	2,758
Huron Consulting Group, Inc.*	28	2,758
Ardelyx, Inc.*	366	2,712
Central Garden & Pet Co. — Class A*	82	2,708
Arvinas, Inc.*	101	2,689
Syndax Pharmaceuticals, Inc.*	130	2,669
LeMaitre Vascular, Inc.	32	2,633
Veracyte, Inc.*	121	2,622
Teladoc Health, Inc.*	268	2,621
Upbound Group, Inc.	85	2,609
Cimpress plc*	29	2,541
Andersons, Inc.	51	2,530

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Akero Therapeutics, Inc.*	107	$2,510
Payoneer Global, Inc.*	446	2,471
Vector Group Ltd.	232	2,452
Recursion Pharmaceuticals, Inc. — Class A*	326	2,445
Amphastar Pharmaceuticals, Inc.*	61	2,440
Immunovant, Inc.*	92	2,429
Vital Farms, Inc.*	51	2,385
Kura Oncology, Inc.*	114	2,347
Dynavax Technologies Corp.*	208	2,336
PROG Holdings, Inc.	67	2,324
John Wiley & Sons, Inc. — Class A	57	2,320
Inmode Ltd.*	125	2,280
Ligand Pharmaceuticals, Inc. — Class B*	27	2,275
CoreCivic, Inc.*	174	2,259
Apogee Therapeutics, Inc.*	57	2,243
Rocket Pharmaceuticals, Inc.*	104	2,239
US Physical Therapy, Inc.	24	2,218
Vera Therapeutics, Inc.*	61	2,207
Perdoceo Education Corp.	103	2,206
MannKind Corp.*	418	2,182
National Healthcare Corp.	20	2,168
Chefs’ Warehouse, Inc.*	55	2,151
Morphic Holding, Inc.*	63	2,146
Mirum Pharmaceuticals, Inc.*	62	2,120
Supernus Pharmaceuticals, Inc.*	79	2,113
Keros Therapeutics, Inc.*	46	2,102
Kymera Therapeutics, Inc.*	70	2,089
Brookdale Senior Living, Inc. — Class A*	302	2,063
Pacira BioSciences, Inc.*	72	2,060
Edgewise Therapeutics, Inc.*	114	2,053
Avadel Pharmaceuticals plc*	146	2,053
BioCryst Pharmaceuticals, Inc.*	326	2,015
Nurix Therapeutics, Inc.*	95	1,983
Arlo Technologies, Inc.*	150	1,956
Omnicell, Inc.*	72	1,949
National Beverage Corp.	37	1,896
CRA International, Inc.	11	1,894
ANI Pharmaceuticals, Inc.*	29	1,847
Janux Therapeutics, Inc.*	44	1,843
Universal Corp.	38	1,831
Legalzoom.com, Inc.*	217	1,821
Kforce, Inc.	29	1,802
Xencor, Inc.*	94	1,779
Vita Coco Company, Inc.*	62	1,727
Utz Brands, Inc.	103	1,714
AtriCure, Inc.*	75	1,708
WK Kellogg Co.	103	1,695
Alphatec Holdings, Inc.*	162	1,693
Silk Road Medical, Inc.*	62	1,676
Ocular Therapeutix, Inc.*	245	1,676
Transcat, Inc.*	14	1,676
4D Molecular Therapeutics, Inc.*	79	1,658
Collegium Pharmaceutical, Inc.*	51	1,642
Herbalife Ltd.*	158	1,642
MGP Ingredients, Inc.	22	1,637
Weis Markets, Inc.	26	1,632
Artivion, Inc.*	63	1,616
Owens & Minor, Inc.*	119	1,606
AdaptHealth Corp.*	160	1,600
Amneal Pharmaceuticals, Inc.*	251	1,594
Ingles Markets, Inc. — Class A	23	1,578
Tarsus Pharmaceuticals, Inc.*	58	1,576
Deluxe Corp.	70	1,572
Coursera, Inc.*	217	1,554
Arcutis Biotherapeutics, Inc.*	167	1,553
Repay Holdings Corp.*	143	1,510
Ironwood Pharmaceuticals, Inc. — Class A*	223	1,454
Krispy Kreme, Inc.	135	1,453
Harmony Biosciences Holdings, Inc.*	48	1,448
Dole plc	118	1,444
Quanex Building Products Corp.	52	1,438
Avanos Medical, Inc.*	72	1,434
Soleno Therapeutics, Inc.*	35	1,428
Innoviva, Inc.*	87	1,427
ImmunityBio, Inc.*,1	223	1,409
Prothena Corporation plc*	67	1,383
Longboard Pharmaceuticals, Inc.*	51	1,379
John B Sanfilippo & Son, Inc.	14	1,360
Barrett Business Services, Inc.	40	1,311
Arcus Biosciences, Inc.*	86	1,310
Neumora Therapeutics, Inc.*	133	1,307
Udemy, Inc.*	151	1,303
MiMedx Group, Inc.*	187	1,296
Spyre Therapeutics, Inc.*	55	1,293
Aurinia Pharmaceuticals, Inc.*	226	1,290
Viridian Therapeutics, Inc.*	99	1,288
First Advantage Corp.	80	1,286
Enliven Therapeutics, Inc.*	55	1,285
Vir Biotechnology, Inc.*	141	1,255
Maravai LifeSciences Holdings, Inc. — Class A*	174	1,246
Healthcare Services Group, Inc.*	116	1,227
CareDx, Inc.*	79	1,227
Cogent Biosciences, Inc.*	145	1,222
United Natural Foods, Inc.*	93	1,218
BioLife Solutions, Inc.*	56	1,200
Driven Brands Holdings, Inc.*	94	1,197
Matthews International Corp. — Class A	47	1,177
Disc Medicine, Inc.*	26	1,172
CG oncology, Inc.*	37	1,168
Fresh Del Monte Produce, Inc.	53	1,158
PACS Group, Inc.*	39	1,150
Embecta Corp.	91	1,137
Sana Biotechnology, Inc.*	208	1,136
Day One Biopharmaceuticals, Inc.*	82	1,130
Monro, Inc.	47	1,121
Praxis Precision Medicines, Inc.*	27	1,117
Kiniksa Pharmaceuticals International plc*	59	1,102
Liquidia Corp.*	91	1,092
Viad Corp.*	32	1,088
Summit Therapeutics, Inc.*	138	1,076
Pennant Group, Inc.*	46	1,067
Cytek Biosciences, Inc.*	191	1,066
Cullinan Therapeutics, Inc.*	61	1,064
Mister Car Wash, Inc.*	148	1,054
Kelly Services, Inc. — Class A	49	1,049
ZipRecruiter, Inc. — Class A*	113	1,027
89bio, Inc.*	128	1,025
Relay Therapeutics, Inc.*	157	1,024
SpartanNash Co.	54	1,013

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Heidrick & Struggles International, Inc.	32	$1,011
Pediatrix Medical Group, Inc.*	133	1,004
Harrow, Inc.*,1	48	1,003
B&G Foods, Inc.	123	994
Dianthus Therapeutics, Inc.*	38	983
Immunome, Inc.*	81	980
Universal Technical Institute, Inc.*	62	975
Hain Celestial Group, Inc.*	141	974
Pliant Therapeutics, Inc.*	90	967
BrightSpring Health Services, Inc.*	85	966
Moneylion, Inc.*	13	956
Travere Therapeutics, Inc.*	116	954
PetIQ, Inc.*	43	949
Evolus, Inc.*	87	944
BrightView Holdings, Inc.*	70	931
Surmodics, Inc.*	22	925
Sage Therapeutics, Inc.*	85	923
LifeStance Health Group, Inc.*	188	923
V2X, Inc.*	19	911
UroGen Pharma Ltd.*,1	54	906
Atrion Corp.	2	905
Paysafe Ltd.*	51	902
Scholar Rock Holding Corp.*	108	900
Varex Imaging Corp.*	61	899
Castle Biosciences, Inc.*	41	893
Arcturus Therapeutics Holdings, Inc.*	36	877
Ennis, Inc.	40	876
Hackett Group, Inc.	40	869
Turning Point Brands, Inc.	27	867
REGENXBIO, Inc.*	73	854
Cass Information Systems, Inc.	21	841
SI-BONE, Inc.*	64	827
Nuvation Bio, Inc.*	283	826
Mind Medicine MindMed, Inc.*	113	815
USANA Health Sciences, Inc.*	18	814
I3 Verticals, Inc. — Class A*	36	795
Green Dot Corp. — Class A*	84	794
Cassava Sciences, Inc.*	64	790
Zimvie, Inc.*	43	785
SunOpta, Inc.*	145	783
AnaptysBio, Inc.*	31	777
Sterling Check Corp.*	52	770
Stoke Therapeutics, Inc.*	56	757
Quanterix Corp.*	57	753
Zymeworks, Inc.*	88	749
OrthoPediatrics Corp.*	26	748
Altimmune, Inc.*	112	745
Perspective Therapeutics, Inc.*	74	738
Corbus Pharmaceuticals Holdings, Inc.*	16	724
HilleVax, Inc.*	50	723
Cross Country Healthcare, Inc.*	52	720
Replimune Group, Inc.*	79	711
Applied Therapeutics, Inc.*	152	710
KalVista Pharmaceuticals, Inc.*	60	707
Orthofix Medical, Inc.*	53	703
Y-mAbs Therapeutics, Inc.*	58	701
Avid Bioservices, Inc.*	98	700
Enhabit, Inc.*	78	696
ACCO Brands Corp.	147	691
EyePoint Pharmaceuticals, Inc.*	79	687
ORIC Pharmaceuticals, Inc.*	97	686
Franklin Covey Co.*	18	684
Mission Produce, Inc.*	69	682
Olema Pharmaceuticals, Inc.*	63	682
Hertz Global Holdings, Inc.*	193	681
Arbutus Biopharma Corp.*	220	680
Humacyte, Inc.*	139	667
Community Health Systems, Inc.*	198	665
ARS Pharmaceuticals, Inc.*	78	664
Adaptive Biotechnologies Corp.*	183	662
Esperion Therapeutics, Inc.*	298	662
Annexon, Inc.*	133	652
Heron Therapeutics, Inc.*	185	647
MaxCyte, Inc.*	165	647
Astria Therapeutics, Inc.*	71	646
Tango Therapeutics, Inc.*	75	643
OPKO Health, Inc.*,1	513	641
Beyond Meat, Inc.*,1	94	631
Fulgent Genetics, Inc.*	32	628
Ocugen, Inc.*	403	625
Nano-X Imaging Ltd.*,1	85	624
Terns Pharmaceuticals, Inc.*	91	620
Savara, Inc.*	153	617
Editas Medicine, Inc.*	131	612
WaVe Life Sciences Ltd.*	122	609
iTeos Therapeutics, Inc.*	41	608
Fulcrum Therapeutics, Inc.*	98	608
Celcuity, Inc.*	37	606
Duckhorn Portfolio, Inc.*	84	596
Carriage Services, Inc. — Class A	22	590
Pacific Biosciences of California, Inc.*,1	431	590
Calavo Growers, Inc.	26	590
Anika Therapeutics, Inc.*	23	583
Neurogene, Inc.*	16	582
Central Garden & Pet Co.*	15	578
Voyager Therapeutics, Inc.*	73	577
Willdan Group, Inc.*	20	577
Alector, Inc.*	127	577
iRadimed Corp.	13	571
Taysha Gene Therapies, Inc.*	252	564
Resources Connection, Inc.	51	563
Tejon Ranch Co.*	33	563
Phathom Pharmaceuticals, Inc.*	54	556
Entrada Therapeutics, Inc.*	39	556
SIGA Technologies, Inc.	73	554
Aura Biosciences, Inc.*	73	552
National Research Corp. — Class A	24	551
Verve Therapeutics, Inc.*	112	547
OmniAb, Inc.*	145	544
Westrock Coffee Co.*	53	542
Limoneira Co.	26	541
Phibro Animal Health Corp. — Class A	32	537
Agenus, Inc.*	32	536
Mineralys Therapeutics, Inc.*	45	526
European Wax Center, Inc. — Class A*	53	526
Fate Therapeutics, Inc.*	158	518
Treace Medical Concepts, Inc.*	77	512
Tyra Biosciences, Inc.*	32	512
Distribution Solutions Group, Inc.*	17	510
Cargo Therapeutics, Inc.*	31	509
Cabaletta Bio, Inc.*	68	509
Vanda Pharmaceuticals, Inc.*	90	508

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
ACELYRIN, Inc.*	115	$507
Paragon 28, Inc.*	74	506
OraSure Technologies, Inc.*	118	503
BRC, Inc. — Class A*	82	503
Cerus Corp.*	284	500
Xeris Biopharma Holdings, Inc.*	221	497
GeneDx Holdings Corp.*	19	497
Chegg, Inc.*	157	496
DocGo, Inc.*	160	494
TrueBlue, Inc.*	48	494
Theravance Biopharma, Inc.*	58	492
Nkarta, Inc.*	83	491
Aaron’s Company, Inc.	49	489
Lincoln Educational Services Corp.*	41	486
Anavex Life Sciences Corp.*,1	115	485
Axogen, Inc.*	67	485
Nevro Corp.*	57	480
Larimar Therapeutics, Inc.*	66	478
ModivCare, Inc.*	18	472
Tourmaline Bio, Inc.	36	463
Seneca Foods Corp. — Class A*	8	459
Prime Medicine, Inc.*	89	457
Target Hospitality Corp.*	52	453
Tactile Systems Technology, Inc.*	37	442
American Public Education, Inc.*	25	439
C4 Therapeutics, Inc.*	92	425
Revance Therapeutics, Inc.*	164	421
Erasca, Inc.*	178	420
Accolade, Inc.*	117	419
Enanta Pharmaceuticals, Inc.*	32	415
MacroGenics, Inc.*	97	412
Jasper Therapeutics, Inc.*	18	409
Atea Pharmaceuticals, Inc.*	122	404
Third Harmonic Bio, Inc.*	31	403
Absci Corp.*	126	388
Allogene Therapeutics, Inc.*	166	387
PepGen, Inc.*	24	383
Pulmonx Corp.*	60	380
Spire Global, Inc.*	35	379
Sutro Biopharma, Inc.*	129	378
CorMedix, Inc.*	87	377
Medifast, Inc.	17	371
Village Super Market, Inc. — Class A	14	370
Zentalis Pharmaceuticals, Inc.*	90	368
Honest Company, Inc.*	126	368
Lyell Immunopharma, Inc.*	253	367
AngioDynamics, Inc.*	60	363
Inozyme Pharma, Inc.*	81	361
Mersana Therapeutics, Inc.*	179	360
Omeros Corp.*	88	357
TScan Therapeutics, Inc.*	61	357
Viemed Healthcare, Inc.*	54	354
Sezzle, Inc.*	4	353
Mama’s Creations, Inc.*	52	351
Nektar Therapeutics*	281	348
Custom Truck One Source, Inc.*	80	348
Actinium Pharmaceuticals, Inc.*	47	348
ADC Therapeutics S.A.*	110	348
LENZ Therapeutics, Inc.[1]	20	346
Bioventus, Inc. — Class A*	59	339
Korro Bio, Inc.*	10	339
Alta Equipment Group, Inc.	42	338
Olaplex Holdings, Inc.*	219	337
Akebia Therapeutics, Inc.*	328	335
Utah Medical Products, Inc.	5	334
Forrester Research, Inc.*	19	325
Pulse Biosciences, Inc.*	29	324
Zevra Therapeutics, Inc.*	66	323
Inovio Pharmaceuticals, Inc.*	40	323
Performant Financial Corp.*	111	322
Biote Corp. — Class A*,1	43	321
Organogenesis Holdings, Inc.*	114	319
Natural Grocers by Vitamin Cottage, Inc.	15	318
Avita Medical, Inc.*	40	317
Precigen, Inc.*	200	316
Poseida Therapeutics, Inc.*	108	315
ALX Oncology Holdings, Inc.*	52	314
XOMA Corp.*	13	308
Aquestive Therapeutics, Inc.*	117	304
Lexicon Pharmaceuticals, Inc.*	181	304
Orchestra BioMed Holdings, Inc.*	37	302
Nature’s Sunshine Products, Inc.*	20	301
Coherus Biosciences, Inc.*	174	301
Inogen, Inc.*	37	301
Acacia Research Corp.*	60	301
Bluebird Bio, Inc.*	302	297
Cartesian Therapeutics, Inc.*	11	297
2seventy bio, Inc.*	77	296
Alico, Inc.	11	285
ArriVent Biopharma, Inc.*	15	278
Trevi Therapeutics, Inc.*	93	277
Black Diamond Therapeutics, Inc.*	59	275
Accuray, Inc.*	151	275
Nathan’s Famous, Inc.	4	271
Tenaya Therapeutics, Inc.*	87	270
Aldeyra Therapeutics, Inc.*	79	261
Sera Prognostics, Inc. — Class A*	44	260
MeiraGTx Holdings plc*	61	257
Lexeo Therapeutics, Inc.*	16	257
Quad/Graphics, Inc.	47	256
Pyxis Oncology, Inc.*	77	255
Achieve Life Sciences, Inc.*	54	254
CVRx, Inc.*	21	252
Whole Earth Brands, Inc.*	51	248
ProKidney Corp.*	99	244
Inhibrx Biosciences, Inc.*	17	241
Semler Scientific, Inc.*	7	241
Ispire Technology, Inc.*	30	240
Shattuck Labs, Inc.*	62	239
Joint Corp.*	17	239
Atossa Therapeutics, Inc.*	199	237
Cibus, Inc.*	24	236
Lineage Cell Therapeutics, Inc.*	233	232
Foghorn Therapeutics, Inc.*	40	230
Adverum Biotechnologies, Inc.*	33	226
Aveanna Healthcare Holdings, Inc.*	82	226
Fennec Pharmaceuticals, Inc.*	37	226
Beauty Health Co.*	117	225
Rigel Pharmaceuticals, Inc.*	27	224
Zynex, Inc.*	24	224
Ventyx Biosciences, Inc.*	96	222
Elevation Oncology, Inc.*	82	221
Generation Bio Co.*	78	220
Verrica Pharmaceuticals, Inc.*	30	219

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Scilex Holding Co.*	113	$218
CPI Card Group, Inc.*	8	218
Skye Bioscience, Inc.*	27	216
Caribou Biosciences, Inc.*	130	213
Puma Biotechnology, Inc.*	65	212
InfuSystem Holdings, Inc.*	31	212
ChromaDex Corp.*	77	210
Quipt Home Medical Corp.*	64	206
Cadiz, Inc.*	66	204
Kyverna Therapeutics, Inc.*	27	202
MediWound Ltd.*	13	202
Fibrobiologics, Inc.*	40	200
Solid Biosciences, Inc.*	35	198
Biomea Fusion, Inc.*	44	198
scPharmaceuticals, Inc.*	45	196
SoundThinking, Inc.*	16	195
Contineum Therapeutics, Inc. — Class A*	11	194
Candel Therapeutics, Inc.*	31	192
Capricor Therapeutics, Inc.*	40	191
CompoSecure, Inc. — Class A	28	190
Alimera Sciences, Inc.*	34	189
HF Foods Group, Inc.*	63	189
Century Therapeutics, Inc.*	72	184
Harvard Bioscience, Inc.*	64	182
Nautilus Biotechnology, Inc.*	77	180
Monte Rosa Therapeutics, Inc.*	48	180
Q32 Bio, Inc.*	10	179
Regulus Therapeutics, Inc.*	100	178
G1 Therapeutics, Inc.*	78	178
Veru, Inc.*	208	175
Lifecore Biomedical, Inc.*	34	174
Sanara Medtech, Inc.*	6	169
Inmune Bio, Inc.*	19	168
NeuroPace, Inc.*	22	166
Quantum-Si, Inc.*	158	166
IGM Biosciences, Inc.*	24	165
Information Services Group, Inc.	56	165
Design Therapeutics, Inc.*	49	164
Compass Therapeutics, Inc.*	161	161
Acumen Pharmaceuticals, Inc.*	66	160
Stereotaxis, Inc.*	86	157
Greenwich Lifesciences, Inc.*	9	155
CervoMed, Inc.*	9	154
X4 Pharmaceuticals, Inc.*	265	154
Priority Technology Holdings, Inc.*	29	153
Alto Neuroscience, Inc.*	14	150
XBiotech, Inc.*	29	149
Innovage Holding Corp.*	30	149
RAPT Therapeutics, Inc.*	47	143
Waldencast plc — Class A*	39	140
FiscalNote Holdings, Inc.*	95	139
Cardiff Oncology, Inc.*	62	138
Invivyd, Inc.*	125	137
Sonida Senior Living, Inc.*	5	137
DLH Holdings Corp.*	13	137
Emerald Holding, Inc.*	24	137
Renovaro, Inc.*	77	135
Gyre Therapeutics, Inc.*	11	131
Kodiak Sciences, Inc.*	51	120
Verastem, Inc.*	40	119
Werewolf Therapeutics, Inc.*	48	117
Zura Bio Ltd.*	32	112
HireQuest, Inc.	9	111
Acrivon Therapeutics, Inc.*	19	110
Akoya Biosciences, Inc.*	42	98
Forafric Global plc*	9	96
Lifeway Foods, Inc.*	7	89
Outlook Therapeutics, Inc.*	12	89
AirSculpt Technologies, Inc.*	21	84
Prelude Therapeutics, Inc.*	21	80
Eliem Therapeutics, Inc.*	11	78
Galectin Therapeutics, Inc.*	32	72
Ovid therapeutics, Inc.*	93	72
MarketWise, Inc.	61	71
Fractyl Health, Inc.*	12	51
Metagenomi, Inc.*	10	41
Boundless Bio, Inc.*	10	39
Telomir Pharmaceuticals, Inc.*	8	38
Conduit Pharmaceuticals, Inc.*	36	38
Aerovate Therapeutics, Inc.*	21	35
Tevogen Bio Holdings, Inc.*	34	25
Lyra Therapeutics, Inc.*	76	21
Ligand Pharmaceuticals, Inc.*,††	24	–
Total Consumer, Non-cyclical		921,956
Financial - 14.9%
FTAI Aviation Ltd.	157	16,207
Essent Group Ltd.	165	9,272
Ryman Hospitality Properties, Inc. REIT	92	9,187
SouthState Corp.	120	9,170
Selective Insurance Group, Inc.	96	9,008
Terreno Realty Corp. REIT	151	8,936
Jackson Financial, Inc. — Class A	120	8,911
Marathon Digital Holdings, Inc.*	431	8,555
Old National Bancorp	496	8,526
Mr Cooper Group, Inc.*	101	8,204
Cadence Bank	287	8,116
Essential Properties Realty Trust, Inc. REIT	277	7,676
Kite Realty Group Trust REIT	342	7,654
Hamilton Lane, Inc. — Class A	61	7,538
Radian Group, Inc.	239	7,433
Home BancShares, Inc.	297	7,116
United Bankshares, Inc.	208	6,748
Glacier Bancorp, Inc.	180	6,718
Independence Realty Trust, Inc. REIT	356	6,671
Hancock Whitney Corp.	137	6,553
Phillips Edison & Company, Inc. REIT	194	6,346
Moelis & Co. — Class A	111	6,311
Piper Sandler Cos.	27	6,215
Enstar Group Ltd.*	20	6,114
First Financial Bankshares, Inc.	205	6,054
SL Green Realty Corp. REIT[1]	105	5,947
UMB Financial Corp.	71	5,923
Sabra Health Care REIT, Inc.	365	5,621
Cleanspark, Inc.*	349	5,567
CareTrust REIT, Inc.	214	5,371
Macerich Co. REIT	342	5,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	177	5,239
Ameris Bancorp	104	5,236
Apple Hospitality REIT, Inc.	359	5,220
ServisFirst Bancshares, Inc.	80	5,055
Walker & Dunlop, Inc.	51	5,008
Associated Banc-Corp.	236	4,991

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
PotlatchDeltic Corp. REIT	125	$4,924
Axos Financial, Inc.*	86	4,915
International Bancshares Corp.	85	4,863
BGC Group, Inc. — Class A	583	4,839
United Community Banks, Inc.	189	4,812
Innovative Industrial Properties, Inc. REIT	44	4,806
Fulton Financial Corp.	282	4,788
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	274	4,773
First BanCorp	260	4,755
Valley National Bancorp	680	4,746
Broadstone Net Lease, Inc. REIT	297	4,713
CNO Financial Group, Inc.	169	4,685
Atlantic Union Bankshares Corp.	141	4,632
Tanger, Inc. REIT	168	4,554
National Health Investors, Inc. REIT	66	4,470
WSFS Financial Corp.	95	4,465
Texas Capital Bancshares, Inc.*	73	4,463
COPT Defense Properties REIT	177	4,430
SITE Centers Corp. REIT	299	4,336
NMI Holdings, Inc. — Class A*	125	4,255
LXP Industrial Trust REIT	458	4,177
Arbor Realty Trust, Inc. REIT[1]	290	4,161
Genworth Financial, Inc. — Class A*	687	4,149
Cathay General Bancorp	110	4,149
Burford Capital Ltd.	316	4,124
Artisan Partners Asset Management, Inc. — Class A	99	4,086
McGrath RentCorp[1]	38	4,049
PJT Partners, Inc. — Class A	37	3,993
PennyMac Financial Services, Inc.	42	3,973
Riot Platforms, Inc.*	428	3,912
Community Financial System, Inc.	82	3,871
New York Community Bancorp, Inc.	1,199	3,861
StepStone Group, Inc. — Class A	84	3,855
Cushman & Wakefield plc*	361	3,754
Baldwin Insurance Group, Inc. — Class A*	104	3,689
CVB Financial Corp.	209	3,603
Four Corners Property Trust, Inc. REIT	145	3,577
Bank of Hawaii Corp.	62	3,547
Urban Edge Properties REIT	189	3,491
Bread Financial Holdings, Inc.	78	3,476
Pagseguro Digital Ltd. — Class A*	297	3,472
Pacific Premier Bancorp, Inc.	151	3,468
BankUnited, Inc.	118	3,454
Simmons First National Corp. — Class A	196	3,446
First Interstate BancSystem, Inc. — Class A	124	3,443
Eastern Bankshares, Inc.	245	3,425
Independent Bank Corp.	67	3,398
Douglas Emmett, Inc. REIT	255	3,394
Sunstone Hotel Investors, Inc. REIT	321	3,358
Outfront Media, Inc. REIT	233	3,332
First Financial Bancorp	149	3,311
Park National Corp.	23	3,274
Equity Commonwealth REIT*	167	3,240
StoneX Group, Inc.*	43	3,238
Palomar Holdings, Inc.*	39	3,165
Seacoast Banking Corporation of Florida	133	3,144
Cohen & Steers, Inc.	43	3,120
St. Joe Co.	57	3,118
Victory Capital Holdings, Inc. — Class A	65	3,102
First Merchants Corp.	92	3,063
TowneBank	111	3,027
WaFd, Inc.	105	3,001
Bancorp, Inc.*	79	2,983
Heartland Financial USA, Inc.	67	2,978
Trustmark Corp.	96	2,884
Triumph Financial, Inc.*	35	2,861
Upstart Holdings, Inc.*	121	2,854
Acadia Realty Trust REIT	159	2,849
Provident Financial Services, Inc.	198	2,841
NBT Bancorp, Inc.	73	2,818
DiamondRock Hospitality Co. REIT	332	2,805
Banc of California, Inc.	219	2,799
OFG Bancorp	73	2,734
BancFirst Corp.	31	2,719
Banner Corp.	54	2,681
Stewart Information Services Corp.	43	2,669
Renasant Corp.	87	2,657
InvenTrust Properties Corp. REIT	107	2,649
Core Scientific, Inc.*	281	2,613
Independent Bank Group, Inc.	57	2,595
Pebblebrook Hotel Trust REIT	188	2,585
Bank of NT Butterfield & Son Ltd.	73	2,564
Enova International, Inc.*	41	2,552
WesBanco, Inc.	91	2,540
Farmer Mac — Class C	14	2,532
Virtus Investment Partners, Inc.	11	2,484
City Holding Co.	23	2,444
Retail Opportunity Investments Corp. REIT	195	2,424
Lakeland Financial Corp.	39	2,399
Enterprise Financial Services Corp.	58	2,373
LTC Properties, Inc. REIT	68	2,346
Global Net Lease, Inc. REIT	317	2,330
Northwest Bancshares, Inc.	201	2,322
Nelnet, Inc. — Class A	23	2,320
RLJ Lodging Trust REIT	240	2,311
Xenia Hotels & Resorts, Inc. REIT	161	2,307
Compass Diversified Holdings	105	2,299
Hilltop Holdings, Inc.	73	2,283
National Bank Holdings Corp. — Class A	58	2,265
Pathward Financial, Inc.	40	2,263
Customers Bancorp, Inc.*	47	2,255
Mercury General Corp.	42	2,232
Elme Communities REIT	139	2,214
Apollo Commercial Real Estate Finance, Inc. REIT	225	2,203
Newmark Group, Inc. — Class A	215	2,199
First Commonwealth Financial Corp.	159	2,196
FB Financial Corp.	56	2,186
WisdomTree, Inc.	220	2,180
Two Harbors Investment Corp. REIT	164	2,166

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Skyward Specialty Insurance Group, Inc.*	59	$2,135
JBG SMITH Properties REIT	140	2,132
Goosehead Insurance, Inc. — Class A*	37	2,125
Horace Mann Educators Corp.	65	2,120
Ready Capital Corp. REIT	255	2,086
Getty Realty Corp. REIT	78	2,079
Compass, Inc. — Class A*	575	2,070
First Busey Corp.	84	2,034
Ladder Capital Corp. — Class A REIT	179	2,021
First Bancorp	63	2,011
S&T Bancorp, Inc.	60	2,003
National Western Life Group, Inc. — Class A	4	1,988
Stock Yards Bancorp, Inc.	40	1,987
Empire State Realty Trust, Inc. — Class A REIT	211	1,979
TriCo Bancshares	50	1,978
Hope Bancorp, Inc.	183	1,965
Alexander & Baldwin, Inc. REIT	115	1,950
Westamerica BanCorp	40	1,941
Live Oak Bancshares, Inc.	55	1,928
Easterly Government Properties, Inc. REIT	153	1,893
SiriusPoint Ltd.*	155	1,891
Hut 8 Corp.*	126	1,889
PennyMac Mortgage Investment Trust REIT	137	1,884
NETSTREIT Corp. REIT	116	1,868
Veris Residential, Inc. REIT	124	1,860
Apartment Investment and Management Co. — Class A REIT*	224	1,857
Navient Corp.	127	1,849
Stellar Bancorp, Inc.	77	1,768
Veritex Holdings, Inc.	83	1,750
Nicolet Bankshares, Inc.	21	1,744
Kennedy-Wilson Holdings, Inc.	179	1,740
Safety Insurance Group, Inc.	23	1,726
MFA Financial, Inc. REIT	161	1,713
Employers Holdings, Inc.	40	1,705
American Assets Trust, Inc. REIT	76	1,701
Sandy Spring Bancorp, Inc.	69	1,681
Peoples Bancorp, Inc.	55	1,650
Chimera Investment Corp. REIT	127	1,626
Franklin BSP Realty Trust, Inc. REIT	129	1,625
Terawulf, Inc.*	363	1,615
UMH Properties, Inc. REIT	101	1,615
Cannae Holdings, Inc.	89	1,615
German American Bancorp, Inc.	45	1,591
Safehold, Inc. REIT	82	1,582
Ellington Financial, Inc. REIT	130	1,570
QCR Holdings, Inc.	26	1,560
Centerspace REIT	23	1,555
1st Source Corp.	29	1,555
Berkshire Hills Bancorp, Inc.	68	1,550
Encore Capital Group, Inc.*	37	1,544
Trupanion, Inc.*,1	52	1,529
Preferred Bank/Los Angeles CA	20	1,510
American Healthcare REIT, Inc.	103	1,505
ARMOUR Residential REIT, Inc.[1]	77	1,492
Origin Bancorp, Inc.	46	1,459
LendingClub Corp.*	172	1,455
OceanFirst Financial Corp.	91	1,446
eXp World Holdings, Inc.	128	1,444
NexPoint Residential Trust, Inc. REIT	36	1,422
Piedmont Office Realty Trust, Inc. — Class A REIT	195	1,414
Enact Holdings, Inc.	46	1,410
FTAI Infrastructure, Inc.	159	1,372
Redwood Trust, Inc. REIT	208	1,350
Perella Weinberg Partners	83	1,349
Paramount Group, Inc. REIT	291	1,347
Plymouth Industrial REIT, Inc	63	1,347
Lemonade, Inc.*	81	1,336
Service Properties Trust REIT	260	1,336
AMERISAFE, Inc.	30	1,317
First Bancshares, Inc.	48	1,247
AssetMark Financial Holdings, Inc.*	36	1,244
Southside Bancshares, Inc.	45	1,242
Fidelis Insurance Holdings Ltd.	76	1,240
Bank First Corp.	15	1,239
Dynex Capital, Inc. REIT	101	1,206
PRA Group, Inc.*	61	1,199
HCI Group, Inc.	13	1,198
Brandywine Realty Trust REIT	267	1,196
First Mid Bancshares, Inc.	36	1,184
Marcus & Millichap, Inc.	37	1,166
Armada Hoffler Properties, Inc. REIT	105	1,164
Byline Bancorp, Inc.	49	1,163
BrightSpire Capital, Inc. REIT	204	1,163
Brookline Bancorp, Inc.	139	1,161
Premier Financial Corp.	56	1,146
Dime Community Bancshares, Inc.	56	1,142
Cipher Mining, Inc.*	272	1,129
Redfin Corp.*	185	1,112
F&G Annuities & Life, Inc.	29	1,103
Uniti Group, Inc. REIT	377	1,101
Merchants Bancorp	27	1,095
Claros Mortgage Trust, Inc.	136	1,091
ConnectOne Bancorp, Inc.	57	1,077
Capitol Federal Financial, Inc.	196	1,076
Amerant Bancorp, Inc.	47	1,067
Univest Financial Corp.	46	1,050
Patria Investments Ltd. — Class A	87	1,049
Diversified Healthcare Trust REIT	344	1,049
Community Trust Bancorp, Inc.	24	1,048
International Money Express, Inc.*	50	1,042
Hudson Pacific Properties, Inc. REIT	216	1,039
ProAssurance Corp.*	85	1,039
Whitestone REIT — Class B	77	1,025
Old Second Bancorp, Inc.	69	1,022
Burke & Herbert Financial Services Corp.	20	1,020
Mercantile Bank Corp.	25	1,014
CrossFirst Bankshares, Inc.*	72	1,009
First Community Bankshares, Inc.	27	995
Summit Hotel Properties, Inc. REIT	165	988
Community Healthcare Trust, Inc. REIT	42	982
Tompkins Financial Corp.	20	978

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Brightsphere Investment Group, Inc.	44	$976
Heritage Financial Corp.	54	974
NB Bancorp, Inc.*	61	920
Gladstone Commercial Corp. REIT	63	899
NerdWallet, Inc. — Class A*	61	891
Central Pacific Financial Corp.	42	890
Eagle Bancorp, Inc.	47	888
Ambac Financial Group, Inc.*	68	872
Global Medical REIT, Inc.	96	872
CBL & Associates Properties, Inc. REIT	36	842
KKR Real Estate Finance Trust, Inc. REIT	93	842
Horizon Bancorp, Inc.	68	841
Brookfield Business Corp. — Class A	41	837
Independent Bank Corp.	31	837
New York Mortgage Trust, Inc. REIT	143	835
TrustCo Bank Corporation NY	29	834
Coastal Financial Corp.*	18	830
Cambridge Bancorp	12	828
Business First Bancshares, Inc.	38	827
Heritage Commerce Corp.	94	818
Equity Bancshares, Inc. — Class A	23	810
Farmland Partners, Inc. REIT	69	796
Orrstown Financial Services, Inc.	29	793
Hanmi Financial Corp.	47	786
Universal Health Realty Income Trust REIT	20	783
Great Southern Bancorp, Inc.	14	779
TPG RE Finance Trust, Inc. REIT	90	778
Amalgamated Financial Corp.	28	767
Metrocity Bankshares, Inc.	29	766
Camden National Corp.	23	759
Midland States Bancorp, Inc.	33	747
World Acceptance Corp.*	6	742
Washington Trust Bancorp, Inc.	27	740
Gladstone Land Corp. REIT	53	726
Root, Inc. — Class A*	14	723
Invesco Mortgage Capital, Inc. REIT	77	721
Metropolitan Bank Holding Corp.*	17	716
Universal Insurance Holdings, Inc.	38	713
Farmers National Banc Corp.	57	712
United Fire Group, Inc.	33	709
HarborOne Bancorp, Inc.	63	701
Orchid Island Capital, Inc. REIT	84	701
Republic Bancorp, Inc. — Class A	13	697
HomeTrust Bancshares, Inc.	23	691
Peoples Financial Services Corp.	15	683
Arrow Financial Corp.	26	677
Southern Missouri Bancorp, Inc.	15	675
Alexander’s, Inc. REIT	3	675
Northeast Bank	11	669
LendingTree, Inc.*	16	665
First Financial Corp.	18	664
Tiptree, Inc. — Class A	40	660
CNB Financial Corp.	32	653
Chatham Lodging Trust REIT	76	648
Bar Harbor Bankshares	24	645
Columbia Financial, Inc.*	43	644
GCM Grosvenor, Inc. — Class A	65	634
Capital City Bank Group, Inc.	22	626
Saul Centers, Inc. REIT	17	625
Five Star Bancorp	26	615
Peakstone Realty Trust REIT	58	615
CTO Realty Growth, Inc. REIT	35	611
Real Brokerage, Inc.*	150	609
FRP Holdings, Inc.*	21	599
Macatawa Bank Corp.	41	599
SmartFinancial, Inc.	25	592
Peapack-Gladstone Financial Corp.	26	589
Northfield Bancorp, Inc.	62	588
One Liberty Properties, Inc. REIT	25	587
Bit Digital, Inc.*,1	184	585
Selectquote, Inc.*	211	582
Greenlight Capital Re Ltd. — Class A*	44	576
NET Lease Office Properties REIT	23	566
Flushing Financial Corp.	43	565
B Riley Financial, Inc.[1]	32	565
Diamond Hill Investment Group, Inc.	4	563
P10, Inc. — Class A	66	560
Ares Commercial Real Estate Corp. REIT	84	559
Shore Bancshares, Inc.	48	550
Alerus Financial Corp.	28	549
Carter Bankshares, Inc.*	36	544
RMR Group, Inc. — Class A	24	542
First Foundation, Inc.	82	537
Hippo Holdings, Inc.*	31	533
Kearny Financial Corp.	86	529
Mid Penn Bancorp, Inc.	24	527
Esquire Financial Holdings, Inc.	11	524
MidWestOne Financial Group, Inc.	23	517
Anywhere Real Estate, Inc.*	155	513
South Plains Financial, Inc.	19	513
RBB Bancorp	27	508
Community West Bancshares	27	499
ACNB Corp.	13	471
Sierra Bancorp	21	470
NewtekOne, Inc.	37	465
Farmers & Merchants Bancorp Incorporated/Archbold OH	20	464
Financial Institutions, Inc.	24	464
Northrim BanCorp, Inc.	8	461
Postal Realty Trust, Inc. — Class A REIT	34	453
West BanCorp, Inc.	25	447
First Business Financial Services, Inc.	12	444
Home Bancorp, Inc.	11	440
Hamilton Insurance Group Ltd. — Class B*	26	433
Orange County Bancorp, Inc.	8	423
First Bancorp, Inc.	17	422
First Bank/Hamilton NJ	33	420
Chicago Atlantic Real Estate Finance, Inc. REIT	27	415
Legacy Housing Corp.*	18	413
Citizens & Northern Corp.	23	411
Guaranty Bancshares, Inc.	13	410
HBT Financial, Inc.	20	408
Bank of Marin Bancorp	25	405

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
FS Bancorp, Inc.	11	$401
American Coastal Insurance Corp.*	38	401
MBIA, Inc.*	70	384
Third Coast Bancshares, Inc.*	18	383
Industrial Logistics Properties Trust REIT	103	379
James River Group Holdings Ltd.	49	379
Regional Management Corp.	13	374
Enterprise Bancorp, Inc.	15	373
Civista Bancshares, Inc.	24	372
Bridgewater Bancshares, Inc.*	32	371
Greene County Bancorp, Inc.	11	371
Dave, Inc.*	12	364
Investors Title Co.	2	360
Hingham Institution For Savings	2	358
Southern States Bancshares, Inc.	13	353
First Internet Bancorp	13	351
Southern First Bancshares, Inc.*	12	351
John Marshall Bancorp, Inc.	20	349
BayCom Corp.	17	346
First of Long Island Corp.	34	341
Northeast Community Bancorp, Inc.	19	339
Red River Bancshares, Inc.	7	336
MVB Financial Corp.	18	336
Primis Financial Corp.	32	335
Waterstone Financial, Inc.	26	332
HomeStreet, Inc.	29	331
AFC Gamma, Inc. REIT	27	329
Unity Bancorp, Inc.	11	325
Timberland Bancorp, Inc.	12	325
Plumas Bancorp	9	324
Orion Office REIT, Inc.	89	320
Colony Bankcorp, Inc.	26	318
Citizens Financial Services, Inc.	7	318
ChoiceOne Financial Services, Inc.	11	315
BRT Apartments Corp. REIT	18	314
Alpine Income Property Trust, Inc. REIT	20	311
Donegal Group, Inc. — Class A	24	309
Capital Bancorp, Inc.	15	307
Fidelity D&D Bancorp, Inc.	7	307
Norwood Financial Corp.	12	305
City Office REIT, Inc.	61	304
Blue Foundry Bancorp*	33	299
AG Mortgage Investment Trust, Inc. REIT	45	299
Parke Bancorp, Inc.	17	296
Ames National Corp.	14	287
Maiden Holdings Ltd.*	139	286
FVCBankcorp, Inc.*	26	284
LCNB Corp.	20	278
PCB Bancorp	17	277
NexPoint Diversified Real Estate Trust REIT	50	277
AlTi Global, Inc.*	53	276
Oak Valley Bancorp	11	275
Ponce Financial Group, Inc.*	30	274
Braemar Hotels & Resorts, Inc. REIT	104	265
Princeton Bancorp, Inc.	8	265
Maui Land & Pineapple Company, Inc.*	12	265
Middlefield Banc Corp.	11	265
Forge Global Holdings, Inc.*	181	264
California BanCorp*	12	258
Southern California Bancorp*	19	256
BCB Bancorp, Inc.	24	255
Heritage Insurance Holdings, Inc.*	36	255
Provident Bancorp, Inc.*	25	255
National Bankshares, Inc.	9	255
Bankwell Financial Group, Inc.	10	254
Atlanticus Holdings Corp.*	9	254
Seven Hills Realty Trust REIT	20	254
Velocity Financial, Inc.*	14	251
Angel Oak Mortgage REIT, Inc.	19	249
Star Holdings*	20	241
Chemung Financial Corp.	5	240
Onity Group, Inc.*	10	240
Franklin Street Properties Corp. REIT	154	236
Granite Point Mortgage Trust, Inc. REIT	79	235
Silvercrest Asset Management Group, Inc. — Class A	15	234
First Financial Northwest, Inc.	11	232
Investar Holding Corp.	15	231
Medallion Financial Corp.	30	230
Virginia National Bankshares Corp.	7	230
ESSA Bancorp, Inc.	13	229
Stratus Properties, Inc.*	9	227
RE/MAX Holdings, Inc. — Class A	28	227
Paysign, Inc.*	52	224
First Western Financial, Inc.*	13	221
USCB Financial Holdings, Inc.	17	218
LINKBANCORP, Inc.	35	214
Crawford & Co. — Class A	24	207
Peoples Bancorp of North Carolina, Inc.	7	204
Bank7 Corp.	6	188
NI Holdings, Inc.*	12	184
Pioneer Bancorp, Inc.*	18	180
Nexpoint Real Estate Finance, Inc. REIT	13	178
Sterling Bancorp, Inc.*	34	178
Sky Harbour Group Corp.*	18	167
Kingsway Financial Services, Inc.*	20	165
Consumer Portfolio Services, Inc.*	13	127
Strawberry Fields REIT, Inc.	9	103
OppFi, Inc.	29	98
SWK Holdings Corp.*	5	85
Offerpad Solutions, Inc.*	16	71
Clipper Realty, Inc. REIT	19	69
GoHealth, Inc. — Class A*	7	68
Transcontinental Realty Investors, Inc.*	2	55
Roadzen, Inc.*	24	53
American Realty Investors, Inc.*	2	28
Total Financial		889,065
Industrial - 10.2%
Fabrinet*	57	13,953
Applied Industrial Technologies, Inc.	61	11,834
Fluor Corp.*	269	11,715
UFP Industries, Inc.	95	10,640
SPX Technologies, Inc.*	71	10,092

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Mueller Industries, Inc.	176	$10,021
Chart Industries, Inc.*	67	9,671
Novanta, Inc.*	57	9,297
Casella Waste Systems, Inc. — Class A*	90	8,930
NEXTracker, Inc. — Class A*	184	8,626
Badger Meter, Inc.	46	8,572
Modine Manufacturing Co.*	81	8,115
Federal Signal Corp.	95	7,949
Watts Water Technologies, Inc. — Class A	43	7,885
Atkore, Inc.	58	7,826
Exponent, Inc.	80	7,610
Dycom Industries, Inc.*	45	7,594
Moog, Inc. — Class A	45	7,529
AeroVironment, Inc.*	41	7,469
GATX Corp.	56	7,412
Boise Cascade Co.	62	7,392
Itron, Inc.*	72	7,125
Matson, Inc.	54	7,072
Summit Materials, Inc. — Class A*	191	6,993
Franklin Electric Company, Inc.	71	6,839
Zurn Elkay Water Solutions Corp.	229	6,733
EnerSys	63	6,522
Arcosa, Inc.	77	6,423
Advanced Energy Industries, Inc.	59	6,417
CSW Industrials, Inc.	24	6,368
Knife River Corp.*	90	6,313
Scorpio Tankers, Inc.	74	6,015
Belden, Inc.	64	6,003
Terex Corp.	105	5,758
Sanmina Corp.*	86	5,697
Sterling Infrastructure, Inc.*	48	5,680
Cactus, Inc. — Class A	103	5,432
Kadant, Inc.	18	5,288
Golar LNG Ltd.	156	4,891
RXO, Inc.*	184	4,812
Enpro, Inc.	33	4,804
John Bean Technologies Corp.	50	4,749
Kratos Defense & Security Solutions, Inc.*	233	4,662
Hillenbrand, Inc.	111	4,442
Vishay Intertechnology, Inc.	199	4,438
Plexus Corp.*	43	4,437
Mueller Water Products, Inc. — Class A	245	4,390
ESCO Technologies, Inc.	41	4,307
Granite Construction, Inc.	69	4,276
Primoris Services Corp.	84	4,191
Frontdoor, Inc.*	124	4,190
Albany International Corp. — Class A	49	4,138
Hub Group, Inc. — Class A	96	4,133
ArcBest Corp.	37	3,962
AAR Corp.*	54	3,926
Griffon Corp.	61	3,896
Trinity Industries, Inc.	129	3,860
Bloom Energy Corp. — Class A*,1	314	3,843
Atmus Filtration Technologies, Inc.*	132	3,799
International Seaways, Inc.	64	3,784
Construction Partners, Inc. — Class A*	68	3,754
Enovix Corp.*,1	234	3,618
Werner Enterprises, Inc.	100	3,583
OSI Systems, Inc.*	26	3,576
AZZ, Inc.	46	3,553
MYR Group, Inc.*	26	3,528
Materion Corp.	32	3,460
Mirion Technologies, Inc.*	315	3,383
Energizer Holdings, Inc.	113	3,338
Gibraltar Industries, Inc.*	48	3,290
Enerpac Tool Group Corp.	86	3,283
Joby Aviation, Inc.*	634	3,233
TTM Technologies, Inc.*	159	3,089
Barnes Group, Inc.	73	3,023
Leonardo DRS, Inc.*	116	2,959
Tennant Co.	30	2,953
Kennametal, Inc.	125	2,942
Masterbrand, Inc.*	200	2,936
Napco Security Technologies, Inc.	56	2,909
Standex International Corp.	18	2,901
Janus International Group, Inc.*	224	2,829
Alamo Group, Inc.	16	2,768
Hillman Solutions Corp.*	310	2,744
O-I Glass, Inc.*	244	2,716
Golden Ocean Group Ltd.	192	2,650
Rocket Lab USA, Inc.*	548	2,630
Teekay Tankers Ltd. — Class A	38	2,615
Helios Technologies, Inc.	52	2,483
SFL Corporation Ltd.	178	2,471
DHT Holdings, Inc.	213	2,464
CTS Corp.	48	2,430
World Kinect Corp.	93	2,399
Knowles Corp.*	139	2,399
Greenbrier Companies, Inc.	48	2,378
Worthington Enterprises, Inc.	50	2,367
Mercury Systems, Inc.*	86	2,321
Dorian LPG Ltd.	55	2,308
Greif, Inc. — Class A	39	2,241
Montrose Environmental Group, Inc.*	50	2,228
Benchmark Electronics, Inc.	56	2,210
Aspen Aerogels, Inc.*	92	2,194
Powell Industries, Inc.	15	2,151
NV5 Global, Inc.*	23	2,138
Apogee Enterprises, Inc.	34	2,136
Lindsay Corp.	17	2,089
Ichor Holdings Ltd.*	51	1,966
American Woodmark Corp.*	25	1,965
JELD-WEN Holding, Inc.*	135	1,818
IES Holdings, Inc.*	13	1,811
Tecnoglass, Inc.	35	1,756
Marten Transport Ltd.	92	1,697
TriMas Corp.	64	1,636
Thermon Group Holdings, Inc.*	53	1,630
Triumph Group, Inc.*	102	1,572
Columbus McKinnon Corp.	45	1,554
Tutor Perini Corp.*	68	1,481
Ardmore Shipping Corp.	65	1,464
Argan, Inc.	20	1,463
NuScale Power Corp.*,1	122	1,426
Genco Shipping & Trading Ltd.	66	1,406
Cadre Holdings, Inc.	41	1,376
Metallus, Inc.*	67	1,358
CECO Environmental Corp.*	46	1,327
FLEX LNG Ltd.	48	1,298
Archer Aviation, Inc. — Class A*	368	1,295

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Nordic American Tankers Ltd.	321	$1,278
American Superconductor Corp.*	54	1,263
Clearwater Paper Corp.*	26	1,260
Hyster-Yale, Inc.	18	1,255
Proto Labs, Inc.*	40	1,236
Ducommun, Inc.*	21	1,219
Gorman-Rupp Co.	33	1,211
Energy Recovery, Inc.*	90	1,196
Vicor Corp.*	35	1,161
PureCycle Technologies, Inc.*,1	194	1,148
Sturm Ruger & Company, Inc.	27	1,125
Air Transport Services Group, Inc.*	81	1,123
Costamare, Inc.	68	1,117
Enviri Corp.*	125	1,079
Astec Industries, Inc.	36	1,068
Bel Fuse, Inc. — Class B	16	1,044
Smith & Wesson Brands, Inc.	72	1,032
Insteel Industries, Inc.	30	929
ChargePoint Holdings, Inc.*	612	924
DXP Enterprises, Inc.*	20	917
Great Lakes Dredge & Dock Corp.*	104	913
Heartland Express, Inc.	74	912
Limbach Holdings, Inc.*	16	911
Astronics Corp.*	45	901
Ryerson Holding Corp.	46	897
Kimball Electronics, Inc.*	39	857
Standard BioTools, Inc.*	476	842
Teekay Corp.*	90	807
nLight, Inc.*	73	798
Myers Industries, Inc.	58	776
Ardagh Metal Packaging S.A.	228	775
Xometry, Inc. — Class A*	66	763
Olympic Steel, Inc.	17	762
Forward Air Corp.	39	743
SmartRent, Inc.*	305	729
Pactiv Evergreen, Inc.	64	725
Mesa Laboratories, Inc.	8	694
LSB Industries, Inc.*	84	687
Stoneridge, Inc.*	43	686
Bowman Consulting Group Ltd.*	21	668
Overseas Shipholding Group, Inc. — Class A	77	653
Covenant Logistics Group, Inc. — Class A	13	641
LSI Industries, Inc.	44	637
Manitowoc Company, Inc.*	55	634
National Presto Industries, Inc.	8	601
NVE Corp.	8	598
Safe Bulkers, Inc.	100	582
Allient, Inc.	23	581
Evolv Technologies Holdings, Inc.*	206	525
Eastman Kodak Co.*	95	511
Northwest Pipe Co.*	15	510
Greif, Inc. — Class B	8	500
Luxfer Holdings plc	42	487
Applied Optoelectronics, Inc.*	58	481
CryoPort, Inc.*	69	477
Orion Group Holdings, Inc.*	48	456
Graham Corp.*	16	451
FARO Technologies, Inc.*	28	448
Universal Logistics Holdings, Inc.	11	446
Ranpak Holdings Corp.*	68	437
Himalaya Shipping Ltd.*	47	431
Centuri Holdings, Inc.*	22	429
Park Aerospace Corp.	29	397
GrafTech International Ltd.*	408	396
Turtle Beach Corp.*	27	387
Pangaea Logistics Solutions Ltd.	49	384
Sight Sciences, Inc.*	55	367
AerSale Corp.*	53	367
Park-Ohio Holdings Corp.	14	362
Willis Lease Finance Corp.	5	347
MicroVision, Inc.*	325	344
Mayville Engineering Company, Inc.*	20	333
LanzaTech Global, Inc.*	176	325
Karat Packaging, Inc.	11	325
Net Power, Inc.*	33	325
Radiant Logistics, Inc.*	56	319
Pure Cycle Corp.*	33	315
Gencor Industries, Inc.*	16	310
Omega Flex, Inc.	6	308
LB Foster Co. — Class A*	14	301
Iteris, Inc.*	67	290
GoPro, Inc. — Class A*	197	280
Mistras Group, Inc.*	33	274
Byrna Technologies, Inc.*	27	269
Virgin Galactic Holdings, Inc.*	30	253
Redwire Corp.*	35	251
Bel Fuse, Inc. — Class A	3	243
Quest Resource Holding Corp.*	27	238
AMMO, Inc.*	141	237
Arq, Inc.*	39	237
Concrete Pumping Holdings, Inc.*	38	228
NN, Inc.*	73	219
Twin Disc, Inc.	18	212
Eastern Co.	8	204
Perma-Fix Environmental Services, Inc.*	20	202
Tredegar Corp.*	42	201
Latham Group, Inc.*	64	194
Smith-Midland Corp.*	7	194
Core Molding Technologies, Inc.*	12	191
908 Devices, Inc.*	37	191
Taylor Devices, Inc.*	4	180
PAM Transportation Services, Inc.*	10	174
Ultralife Corp.*	16	170
Caesarstone Ltd.*	33	165
Intuitive Machines, Inc.*	45	149
VirTra, Inc.*	17	131
374Water, Inc.*	103	124
Eve Holding, Inc.*	28	114
NL Industries, Inc.	13	78
Southland Holdings, Inc.*	16	73
Bridger Aerospace Group Holdings, Inc.*	14	52
Amprius Technologies, Inc.*	22	28
Solidion Technology, Inc.*	14	8
Total Industrial		609,922
Consumer, Cyclical - 7.2%
Abercrombie & Fitch Co. — Class A*	79	14,049
Meritage Homes Corp.	57	9,225
Taylor Morrison Home Corp. — Class A*	164	9,092
Beacon Roofing Supply, Inc.*	100	9,050
Installed Building Products, Inc.	38	7,816
KB Home	106	7,439

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Asbury Automotive Group, Inc.*	32	$7,292
FirstCash Holdings, Inc.	62	6,503
Group 1 Automotive, Inc.	21	6,243
Academy Sports & Outdoors, Inc.	114	6,070
Boot Barn Holdings, Inc.*	47	6,060
Signet Jewelers Ltd.	67	6,002
Kontoor Brands, Inc.	88	5,821
Skyline Champion Corp.*	85	5,759
American Eagle Outfitters, Inc.	287	5,729
Tri Pointe Homes, Inc.*	147	5,476
Shake Shack, Inc. — Class A*	60	5,400
M/I Homes, Inc.*	43	5,252
Goodyear Tire & Rubber Co.*	449	5,096
SkyWest, Inc.*	62	5,088
GMS, Inc.*	63	5,078
Brinker International, Inc.*	69	4,995
Steven Madden Ltd.	114	4,822
Sweetgreen, Inc. — Class A*	156	4,702
Hilton Grand Vacations, Inc.*	116	4,690
Visteon Corp.*	43	4,588
Cavco Industries, Inc.*	13	4,500
Resideo Technologies, Inc.*	230	4,499
Red Rock Resorts, Inc. — Class A	78	4,285
Urban Outfitters, Inc.*	101	4,146
UniFirst Corp.	24	4,117
LCI Industries	39	4,032
Rush Enterprises, Inc. — Class A	96	4,020
Six Flags Entertainment Corp.	115	3,811
Cinemark Holdings, Inc.*	174	3,762
Dorman Products, Inc.*	41	3,751
Patrick Industries, Inc.	34	3,691
Century Communities, Inc.	45	3,675
Aurora Innovation, Inc.*	1,326	3,673
International Game Technology plc	179	3,662
Adient plc*	143	3,534
Vista Outdoor, Inc.*	92	3,464
Topgolf Callaway Brands Corp.*	224	3,427
HNI Corp.	74	3,332
Foot Locker, Inc.	132	3,289
PriceSmart, Inc.	40	3,248
Fox Factory Holding Corp.*	67	3,229
Atlanta Braves Holdings, Inc. — Class C*	79	3,116
United Parks & Resorts, Inc.*	56	3,041
MillerKnoll, Inc.	113	2,993
Cheesecake Factory, Inc.	76	2,986
LGI Homes, Inc.*	33	2,953
JetBlue Airways Corp.*	483	2,941
Acushnet Holdings Corp.	46	2,920
Sonos, Inc.*	194	2,863
Green Brick Partners, Inc.*	50	2,862
Phinia, Inc.	72	2,834
OPENLANE, Inc.*	169	2,804
Blue Bird Corp.*	51	2,746
Hanesbrands, Inc.*	557	2,746
La-Z-Boy, Inc.	68	2,535
Dana, Inc.	206	2,497
Gentherm, Inc.*	50	2,466
Papa John’s International, Inc.	52	2,443
Winnebago Industries, Inc.	45	2,439
OneSpaWorld Holdings Ltd.*	158	2,428
Bloomin’ Brands, Inc.	124	2,385
Oxford Industries, Inc.	23	2,304
H&E Equipment Services, Inc.	51	2,253
Warby Parker, Inc. — Class A*	137	2,200
ODP Corp.*	56	2,199
Victoria’s Secret & Co.*	124	2,191
AMC Entertainment Holdings, Inc. — Class A*	438	2,181
Madison Square Garden Entertainment Corp.*	62	2,122
Dave & Buster’s Entertainment, Inc.*	52	2,070
REV Group, Inc.	81	2,016
VSE Corp.	22	1,942
Steelcase, Inc. — Class A	146	1,892
Caleres, Inc.	54	1,814
Buckle, Inc.	49	1,810
Peloton Interactive, Inc. — Class A*	533	1,802
Sally Beauty Holdings, Inc.*	165	1,770
Winmark Corp.	5	1,763
Life Time Group Holdings, Inc.*	93	1,751
G-III Apparel Group Ltd.*	64	1,732
ScanSource, Inc.*	39	1,728
MRC Global, Inc.*	133	1,717
Wolverine World Wide, Inc.	125	1,690
Lions Gate Entertainment Corp. — Class B*	192	1,645
National Vision Holdings, Inc.*	123	1,610
indie Semiconductor, Inc. — Class A*	259	1,598
Sabre Corp.*	593	1,583
Jack in the Box, Inc.	31	1,579
Hibbett, Inc.	18	1,570
Wabash National Corp.	70	1,529
Vizio Holding Corp. — Class A*,1	140	1,512
Cracker Barrel Old Country Store, Inc.	35	1,476
Monarch Casino & Resort, Inc.	21	1,431
XPEL, Inc.*	40	1,422
Arhaus, Inc.	81	1,372
Interface, Inc. — Class A	90	1,321
Global Business Travel Group I*	198	1,307
Beazer Homes USA, Inc.*	47	1,292
American Axle & Manufacturing Holdings, Inc.*	181	1,265
Sonic Automotive, Inc. — Class A	23	1,253
BlueLinx Holdings, Inc.*	13	1,210
Allegiant Travel Co. — Class A	24	1,206
Camping World Holdings, Inc. — Class A	67	1,197
Leslie’s, Inc.*	283	1,186
PC Connection, Inc.	18	1,156
Rush Street Interactive, Inc.*	120	1,151
IMAX Corp.*	68	1,140
Dream Finders Homes, Inc. — Class A*	44	1,136
Hovnanian Enterprises, Inc. — Class A*	8	1,135
Malibu Boats, Inc. — Class A*	32	1,121
MarineMax, Inc.*	34	1,101
Everi Holdings, Inc.*	125	1,050
BJ’s Restaurants, Inc.*	30	1,041
Shoe Carnival, Inc.	28	1,033
Ethan Allen Interiors, Inc.	36	1,004
Golden Entertainment, Inc.	32	996
Hawaiian Holdings, Inc.*	80	994

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Forestar Group, Inc.*	30	$960
Standard Motor Products, Inc.	34	943
Miller Industries, Inc.	17	935
A-Mark Precious Metals, Inc.	28	906
Lions Gate Entertainment Corp. — Class A*	94	886
Dine Brands Global, Inc.	24	869
Accel Entertainment, Inc.*	83	852
First Watch Restaurant Group, Inc.*	48	843
Douglas Dynamics, Inc.	36	842
Portillo’s, Inc. — Class A*	85	826
Nu Skin Enterprises, Inc. — Class A	78	822
Daktronics, Inc.*	58	809
Arko Corp.	127	796
Luminar Technologies, Inc.*,1	529	788
Sun Country Airlines Holdings, Inc.*	62	779
Super Group SGHC Ltd.	236	762
Clean Energy Fuels Corp.*	269	718
Chuy’s Holdings, Inc.*	27	700
Atlanta Braves Holdings, Inc. — Class A*	16	661
Global Industrial Co.	21	659
Spirit Airlines, Inc.[1]	173	633
Shyft Group, Inc.	53	629
Hudson Technologies, Inc.*	70	615
RCI Hospitality Holdings, Inc.	14	610
America’s Car-Mart, Inc.*	10	602
Movado Group, Inc.	24	597
Xponential Fitness, Inc. — Class A*	38	593
Titan International, Inc.*	79	585
Xperi, Inc.*	71	583
Haverty Furniture Companies, Inc.	23	582
Denny’s Corp.*	80	568
Kura Sushi USA, Inc. — Class A*	9	568
Rush Enterprises, Inc. — Class B	14	549
Methode Electronics, Inc.	53	549
Lindblad Expeditions Holdings, Inc.*	56	540
Titan Machinery, Inc.*	33	525
OneWater Marine, Inc. — Class A*	19	524
Zumiez, Inc.*	26	506
Build-A-Bear Workshop, Inc. — Class A	20	505
Lovesac Co.*	22	497
Petco Health & Wellness Company, Inc.*	131	495
MasterCraft Boat Holdings, Inc.*	26	491
El Pollo Loco Holdings, Inc.*	42	475
Funko, Inc. — Class A*	48	468
Bally’s Corp.*	38	455
Savers Value Village, Inc.*	37	453
Designer Brands, Inc. — Class A	66	451
Genesco, Inc.*	17	440
Marcus Corp.	38	432
Blink Charging Co.*	152	416
iRobot Corp.*,1	45	410
Rocky Brands, Inc.	11	407
Solid Power, Inc.*	246	406
Superior Group of Companies, Inc.	21	397
EVgo, Inc.*	159	390
Hyliion Holdings Corp.*	222	360
Potbelly Corp.*	43	345
Cooper-Standard Holdings, Inc.*	27	336
Frontier Group Holdings, Inc.*,1	66	325
Sleep Number Corp.*	34	325
Clarus Corp.	48	323
Tile Shop Holdings, Inc.*	45	312
Destination XL Group, Inc.*	84	306
Weyco Group, Inc.	10	303
Citi Trends, Inc.*	13	276
Wheels Up Experience, Inc.*	141	267
Vera Bradley, Inc.*	42	263
Holley, Inc.*	73	261
Full House Resorts, Inc.*	52	260
Landsea Homes Corp.*	28	257
SES AI Corp.*	205	256
Commercial Vehicle Group, Inc.*	52	255
Hooker Furnishings Corp.	17	246
Reservoir Media, Inc.*	31	245
Johnson Outdoors, Inc. — Class A	7	245
J Jill, Inc.	7	245
JAKKS Pacific, Inc.*	13	233
Hamilton Beach Brands Holding Co. — Class A	13	224
Virco Manufacturing Corp.	16	223
Livewire Group, Inc.*	29	222
Escalade, Inc.	16	221
Flexsteel Industries, Inc.	7	217
ThredUp, Inc. — Class A*	124	211
Canoo, Inc.*	94	200
GrowGeneration Corp.*	92	198
Biglari Holdings, Inc. — Class B*	1	193
Lifetime Brands, Inc.	20	172
EVI Industries, Inc.	8	151
Torrid Holdings, Inc.*	19	142
Marine Products Corp.	14	141
ONE Group Hospitality, Inc.*	33	140
Tilly’s, Inc. — Class A*	23	139
Traeger, Inc.*	54	130
Purple Innovation, Inc.*	90	94
Aeva Technologies, Inc.*	36	91
CompX International, Inc.	2	49
United Homes Group, Inc.*,1	8	45
Qurate Retail, Inc. — Class B*	2	8
Total Consumer, Cyclical		429,808
Technology - 6.4%
SPS Commerce, Inc.*	59	11,101
Rambus, Inc.*	172	10,107
Altair Engineering, Inc. — Class A*	90	8,827
Insight Enterprises, Inc.*	44	8,728
Qualys, Inc.*	59	8,413
CommVault Systems, Inc.*	69	8,388
Varonis Systems, Inc.*	174	8,347
Maximus, Inc.	96	8,227
Tenable Holdings, Inc.*	186	8,106
ExlService Holdings, Inc.*	248	7,777
FormFactor, Inc.*	122	7,385
Axcelis Technologies, Inc.*	51	7,252
Verra Mobility Corp.*	262	7,126
ACI Worldwide, Inc.*	166	6,572
ASGN, Inc.*	71	6,260
Power Integrations, Inc.	89	6,247
Box, Inc. — Class A*	222	5,870
Workiva, Inc.*	80	5,839
Impinj, Inc.*	36	5,644
Silicon Laboratories, Inc.*	50	5,531

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Synaptics, Inc.*	61	$5,380
Diodes, Inc.*	72	5,179
Envestnet, Inc.*	80	5,007
Blackbaud, Inc.*	65	4,951
Zeta Global Holdings Corp. — Class A*	259	4,571
BlackLine, Inc.*	91	4,409
ACV Auctions, Inc. — Class A*	233	4,252
Rapid7, Inc.*	98	4,237
Kulicke & Soffa Industries, Inc.	86	4,230
Veeco Instruments, Inc.*	88	4,110
Clearwater Analytics Holdings, Inc. — Class A*	221	4,093
Freshworks, Inc. — Class A*	321	4,073
WNS Holdings Ltd.*	73	3,832
C3.ai, Inc. — Class A*,1	130	3,765
Progress Software Corp.	68	3,690
Agilysys, Inc.*	35	3,645
SiTime Corp.*	29	3,607
DigitalOcean Holdings, Inc.*	103	3,579
Evolent Health, Inc. — Class A*	182	3,480
Ultra Clean Holdings, Inc.*	70	3,430
AvidXchange Holdings, Inc.*	274	3,304
Ambarella, Inc.*	60	3,237
PagerDuty, Inc.*	141	3,233
Braze, Inc. — Class A*	83	3,224
Verint Systems, Inc.*	97	3,123
Vertex, Inc. — Class A*	86	3,100
NCR Atleos Corp.*	114	3,080
Semtech Corp.*	102	3,048
NCR Voyix Corp.*	229	2,828
Privia Health Group, Inc.*	161	2,798
Sprout Social, Inc. — Class A*	78	2,783
Clear Secure, Inc. — Class A	138	2,582
MaxLinear, Inc. — Class A*	125	2,517
PAR Technology Corp.*	53	2,496
Donnelley Financial Solutions, Inc.*	41	2,444
Cohu, Inc.*	73	2,416
Photronics, Inc.*	97	2,393
Everbridge, Inc.*	66	2,309
Intapp, Inc.*	62	2,274
IonQ, Inc.*,1	313	2,200
Xerox Holdings Corp.	183	2,127
PowerSchool Holdings, Inc. — Class A*	94	2,105
AvePoint, Inc.*	200	2,084
PROS Holdings, Inc.*	72	2,063
Zuora, Inc. — Class A*	204	2,026
NetScout Systems, Inc.*	109	1,994
Alkami Technology, Inc.*	69	1,965
Appian Corp. — Class A*	63	1,944
CSG Systems International, Inc.	47	1,935
Jamf Holding Corp.*	117	1,931
Adeia, Inc.	172	1,924
SMART Global Holdings, Inc.*	81	1,852
Matterport, Inc.*	413	1,846
ACM Research, Inc. — Class A*	80	1,845
PDF Solutions, Inc.*	49	1,783
SoundHound AI, Inc. — Class A*,1	447	1,766
Asana, Inc. — Class A*	125	1,749
N-able, Inc.*	113	1,721
Schrodinger Incorporated/United States*	88	1,702
Phreesia, Inc.*	80	1,696
Sapiens International Corporation N.V.	49	1,663
Diebold Nixdorf, Inc.*	40	1,539
Fastly, Inc. — Class A*	203	1,496
Alpha & Omega Semiconductor Ltd.*	37	1,383
PubMatic, Inc. — Class A*	66	1,340
Pitney Bowes, Inc.	253	1,285
Digi International, Inc.*	56	1,284
Alignment Healthcare, Inc.*	158	1,236
Simulations Plus, Inc.	25	1,216
E2open Parent Holdings, Inc.*	269	1,208
GigaCloud Technology, Inc. — Class A*	37	1,126
Integral Ad Science Holding Corp.*	114	1,108
Amplitude, Inc. — Class A*	120	1,068
SolarWinds Corp.	86	1,036
NextNav, Inc.*	118	957
Grid Dynamics Holdings, Inc.*	90	946
MeridianLink, Inc.*	43	918
Ibotta, Inc. — Class A*	12	902
BigCommerce Holdings, Inc.*	111	895
Yext, Inc.*	165	883
Vimeo, Inc.*	233	869
Blend Labs, Inc. — Class A*	364	859
Conduent, Inc.*	254	828
Instructure Holdings, Inc.*	35	819
Mitek Systems, Inc.*	73	816
Daily Journal Corp.*	2	789
Navitas Semiconductor Corp.*	199	782
Corsair Gaming, Inc.*	70	773
OneSpan, Inc.*	60	769
SEMrush Holdings, Inc. — Class A*	57	763
Digimarc Corp.*	24	744
Olo, Inc. — Class A*	165	729
CEVA, Inc.*	37	714
PlayAGS, Inc.*	62	713
Ouster, Inc.*	68	668
Bandwidth, Inc. — Class A*	39	658
Enfusion, Inc. — Class A*	76	648
Innodata, Inc.*	43	638
3D Systems Corp.*	201	617
Cantaloupe, Inc.*	92	607
Health Catalyst, Inc.*	92	588
Vishay Precision Group, Inc.*	19	578
Weave Communications, Inc.*	62	559
Planet Labs PBC*	266	495
Aehr Test Systems*	44	491
Consensus Cloud Solutions, Inc.*	28	481
Definitive Healthcare Corp.*	84	459
American Software, Inc. — Class A	50	456
Immersion Corp.	48	452
Thoughtworks Holding, Inc.*	158	449
Talkspace, Inc.*	194	446
Climb Global Solutions, Inc.	7	440
Cricut, Inc. — Class A1	73	437
Red Violet, Inc.*	17	432
Unisys Corp.*	104	430
iLearningEngines Holdings, Inc.*	46	418
Domo, Inc. — Class B*	53	409
8x8, Inc.*	184	408
EverCommerce, Inc.*	34	373
Telos Corp.*	89	358

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
SkyWater Technology, Inc.*	43	$329
Arteris, Inc.*	43	323
Inspired Entertainment, Inc.*	35	320
Rackspace Technology, Inc.*	105	313
Asure Software, Inc.*	37	311
Outbrain, Inc.*	61	304
Playstudios, Inc.*	139	288
ReposiTrak, Inc.	18	275
CS Disco, Inc.*	46	274
ON24, Inc.*	43	258
Rimini Street, Inc.*	84	258
Digital Turbine, Inc.*	151	251
Viant Technology, Inc. — Class A*	25	247
BigBear.ai Holdings, Inc.*	160	242
Rigetti Computing, Inc.*	223	239
QuickLogic Corp.*	22	229
IBEX Holdings Ltd.*	14	227
Richardson Electronics Ltd.	19	226
eGain Corp.*	32	202
Everspin Technologies, Inc.*	31	186
Porch Group, Inc.*	122	184
Cerence, Inc.*	65	184
Kaltura, Inc.*	152	182
TTEC Holdings, Inc.	31	182
Rekor Systems, Inc.*	112	174
D-Wave Quantum, Inc.*	138	157
WM Technology, Inc.*	132	137
Golden Matrix Group, Inc.*	31	77
GCT Semiconductor Holding, Inc.*	12	63
System1, Inc.*	37	56
Airship AI Holdings, Inc.*	5	18
Total Technology		382,881
Energy - 4.1%
ChampionX Corp.	301	9,996
Murphy Oil Corp.	229	9,444
Equitrans Midstream Corp.	685	8,891
Noble Corporation plc	180	8,037
SM Energy Co.	180	7,781
PBF Energy, Inc. — Class A	164	7,547
Valaris Ltd.*	99	7,376
Tidewater, Inc.*	77	7,331
Magnolia Oil & Gas Corp. — Class A	273	6,918
Patterson-UTI Energy, Inc.	629	6,516
Transocean Ltd.*	1,150	6,153
Seadrill Ltd.*	117	6,026
California Resources Corp.	109	5,801
Northern Oil and Gas, Inc.	156	5,799
CNX Resources Corp.*	236	5,735
Helmerich & Payne, Inc.	152	5,493
Liberty Energy, Inc. — Class A	255	5,327
Warrior Met Coal, Inc.	82	5,147
Archrock, Inc.	243	4,913
Alpha Metallurgical Resources, Inc.	17	4,769
CONSOL Energy, Inc.*	46	4,693
Peabody Energy Corp.	202	4,468
Arch Resources, Inc.	28	4,262
Sunrun, Inc.*	345	4,092
Kosmos Energy Ltd.*	738	4,089
Oceaneering International, Inc.*	159	3,762
Expro Group Holdings N.V.*	149	3,415
Sitio Royalties Corp. — Class A	130	3,069
Gulfport Energy Corp.*	20	3,020
Talos Energy, Inc.*	233	2,831
Helix Energy Solutions Group, Inc.*	227	2,710
Diamond Offshore Drilling, Inc.*	161	2,494
Kinetik Holdings, Inc. — Class A	60	2,487
Delek US Holdings, Inc.	100	2,476
Array Technologies, Inc.*	241	2,473
Borr Drilling Ltd.*	374	2,412
DNOW, Inc.*	170	2,334
Plug Power, Inc.*	995	2,318
Par Pacific Holdings, Inc.*	90	2,273
Atlas Energy Solutions, Inc.	107	2,133
Vital Energy, Inc.*	45	2,017
US Silica Holdings, Inc.*	120	1,854
Crescent Energy Co. — Class A	151	1,789
Shoals Technologies Group, Inc. — Class A*	270	1,685
Fluence Energy, Inc.*	96	1,665
Green Plains, Inc.*	100	1,586
Select Water Solutions, Inc. — Class A	144	1,541
Comstock Resources, Inc.	146	1,515
Core Laboratories, Inc.	74	1,501
CVR Energy, Inc.	54	1,446
NextDecade Corp.*	182	1,445
Bristow Group, Inc.*	39	1,308
SunCoke Energy, Inc.	132	1,294
SilverBow Resources, Inc.*	34	1,286
ProPetro Holding Corp.*	143	1,240
Sable Offshore Corp.*	80	1,206
REX American Resources Corp.*	24	1,094
Newpark Resources, Inc.*	131	1,089
VAALCO Energy, Inc.	164	1,028
Dril-Quip, Inc.*	54	1,004
Diversified Energy Company plc	74	998
Nabors Industries Ltd.*	14	996
Sunnova Energy International, Inc.*,1	171	954
Vitesse Energy, Inc.	39	924
Kodiak Gas Services, Inc.	32	872
RPC, Inc.	134	838
Berry Corp.	121	782
TETRA Technologies, Inc.*	198	685
SandRidge Energy, Inc.	51	659
Aris Water Solutions, Inc. — Class A	42	658
Montauk Renewables, Inc.*	104	593
Granite Ridge Resources, Inc.	83	525
Ramaco Resources, Inc. — Class A	42	523
SEACOR Marine Holdings, Inc.*	38	513
Riley Exploration Permian, Inc.	18	510
Excelerate Energy, Inc. — Class A	27	498
FuelCell Energy, Inc.*,1	715	457
DMC Global, Inc.*	31	447
Oil States International, Inc.*	97	431
Amplify Energy Corp.*	62	420
Matrix Service Co.*	42	417
SunPower Corp. — Class A*	139	411
Ring Energy, Inc.*	234	395
Solaris Oilfield Infrastructure, Inc. — Class A	40	343
Natural Gas Services Group, Inc.*	17	342
W&T Offshore, Inc.	155	332
HighPeak Energy, Inc.[1]	23	323
Forum Energy Technologies, Inc.*	18	303

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Hallador Energy Co.*	39	$303
Freyr Battery, Inc.*	177	301
TPI Composites, Inc.*	73	291
Ranger Energy Services, Inc.	26	274
Stem, Inc.*,1	239	265
ProFrac Holding Corp. — Class A*	35	259
Evolution Petroleum Corp.	48	253
FutureFuel Corp.	41	210
NACCO Industries, Inc. — Class A	7	194
ASP Isotopes, Inc.*	62	190
Geospace Technologies Corp.*	20	180
Aemetis, Inc.*	57	172
Energy Vault Holdings, Inc.*	162	154
Mammoth Energy Services, Inc.*	38	125
Empire Petroleum Corp.*	22	114
PrimeEnergy Resources Corp.*	1	106
Ramaco Resources, Inc. — Class B	8	87
Drilling Tools International Corp.*	15	84
Prairie Operating Co.*	7	76
SolarMax Technology, Inc.*	8	26
Verde Clean Fuels, Inc.*	5	21
Total Energy		245,238
Communications - 2.5%
Credo Technology Group Holding Ltd.*	201	6,420
Hims & Hers Health, Inc.*	299	6,037
Q2 Holdings, Inc.*	93	5,611
InterDigital, Inc.	40	4,662
Squarespace, Inc. — Class A*	96	4,189
Perficient, Inc.*	55	4,113
Ziff Davis, Inc.*	72	3,964
Cogent Communications Holdings, Inc.	69	3,894
TEGNA, Inc.	278	3,875
Yelp, Inc. — Class A*	103	3,806
Cargurus, Inc.*	139	3,642
DigitalBridge Group, Inc.	251	3,439
EchoStar Corp. — Class A*	192	3,420
Calix, Inc.*	93	3,295
Telephone & Data Systems, Inc.	155	3,213
Cable One, Inc.	9	3,186
ePlus, Inc.*	41	3,021
Extreme Networks, Inc.*	198	2,663
Magnite, Inc.*	198	2,631
Viasat, Inc.*	191	2,426
Viavi Solutions, Inc.*	347	2,384
AST SpaceMobile, Inc.*	186	2,159
Upwork, Inc.*	196	2,107
Cars.com, Inc.*	104	2,049
Harmonic, Inc.*	174	2,048
Liberty Latin America Ltd. — Class C*	212	2,039
Infinera Corp.*	314	1,912
Opendoor Technologies, Inc.*	977	1,798
Lumen Technologies, Inc.*	1,596	1,756
Bumble, Inc. — Class A*	151	1,587
Sprinklr, Inc. — Class A*	162	1,558
A10 Networks, Inc.	112	1,551
Shutterstock, Inc.	39	1,509
Sphere Entertainment Co.*	42	1,473
QuinStreet, Inc.*	83	1,377
Scholastic Corp.	37	1,312
Globalstar, Inc.*	1,150	1,288
Despegar.com, Corp.*	97	1,283
TechTarget, Inc.*	41	1,278
Shenandoah Telecommunications Co.	77	1,257
Couchbase, Inc.*	61	1,114
Figs, Inc. — Class A*	205	1,093
HealthStream, Inc.	38	1,060
Gannett Company, Inc.*	224	1,033
Gogo, Inc.*	102	981
Stagwell, Inc.*	143	975
Revolve Group, Inc.*	60	955
Beyond, Inc.*	72	942
Applied Digital Corp.*,1	155	922
Open Lending Corp. — Class A*	161	898
Thryv Holdings, Inc.*	50	891
IDT Corp. — Class B	24	862
EverQuote, Inc. — Class A*	40	834
Pagaya Technologies Ltd. — Class A*	64	817
Anterix, Inc.*	20	792
Clear Channel Outdoor Holdings, Inc.*	550	776
Clearfield, Inc.*	20	771
Nextdoor Holdings, Inc.*	275	765
Vivid Seats, Inc. — Class A*	123	707
Gray Television, Inc.	135	702
NETGEAR, Inc.*	45	689
Liquidity Services, Inc.*	34	679
Sinclair, Inc.	50	667
Powerfleet Incorporated NJ*	143	654
ADTRAN Holdings, Inc.	124	652
Eventbrite, Inc. — Class A*	131	634
Stitch Fix, Inc. — Class A*	142	589
fuboTV, Inc.*	463	574
Groupon, Inc.*	36	551
Advantage Solutions, Inc.*	169	544
Consolidated Communications Holdings, Inc.*	121	532
Boston Omaha Corp. — Class A*	39	525
Cardlytics, Inc.*	63	517
Aviat Networks, Inc.*	18	516
Getty Images Holdings, Inc.*	158	515
MediaAlpha, Inc. — Class A*	39	514
Liberty Latin America Ltd. — Class A*	52	500
Preformed Line Products Co.	4	498
National CineMedia, Inc.*	112	492
RealReal, Inc.*	154	491
AMC Networks, Inc. — Class A*	50	483
Grindr, Inc.*	39	477
Ribbon Communications, Inc.*	143	470
Spok Holdings, Inc.	29	430
WideOpenWest, Inc.*	78	422
CommScope Holding Company, Inc.*	333	410
1-800-Flowers.com, Inc. — Class A*	41	390
Backblaze, Inc. — Class A*	63	388
ATN International, Inc.	17	388
Ooma, Inc.*	39	387
BARK, Inc.*	209	378
LifeMD, Inc.*	55	377
Innovid Corp.*	168	311
Blade Air Mobility, Inc.*	89	310
EW Scripps Co. — Class A*	96	301

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
Lands’ End, Inc.*	22	$299
OptimizeRx Corp.*	28	280
Tucows, Inc. — Class A*	13	251
Townsquare Media, Inc. — Class A	21	230
Gambling.com Group Ltd.*	27	222
Terran Orbital Corp.*	243	199
Entravision Communications Corp. — Class A	97	197
AudioEye, Inc.*	11	194
Nerdy, Inc.*	115	192
BlackSky Technology, Inc.*	168	180
1stdibs.com, Inc.*	40	180
iHeartMedia, Inc. — Class A*	163	178
LiveOne, Inc.*	107	168
Mondee Holdings, Inc.*,1	60	144
RumbleON, Inc. — Class B*	25	103
Vacasa, Inc. — Class A*	15	73
Solo Brands, Inc. — Class A*	26	59
Value Line, Inc.	1	43
aka Brands Holding Corp.*	1	15
Total Communications		149,584
Basic Materials - 2.3%
Commercial Metals Co.	182	10,008
Carpenter Technology Corp.	75	8,219
Balchem Corp.	51	7,851
Cabot Corp.	85	7,811
HB Fuller Co.	86	6,619
Avient Corp.	142	6,198
Arcadium Lithium plc*	1,708	5,739
Sensient Technologies Corp.	66	4,897
Innospec, Inc.	39	4,820
Hecla Mining Co.	912	4,423
Minerals Technologies, Inc.	51	4,241
Constellium SE*	204	3,845
Sylvamo Corp.	55	3,773
Quaker Chemical Corp.	22	3,733
Uranium Energy Corp.*	620	3,726
Rogers Corp.*	30	3,618
Coeur Mining, Inc.*	623	3,501
Tronox Holdings plc — Class A	187	2,934
Stepan Co.	34	2,855
Hawkins, Inc.	30	2,730
Ingevity Corp.*	57	2,491
Kaiser Aluminum Corp.	25	2,198
Orion S.A.	91	1,997
Worthington Steel, Inc.	51	1,702
Perimeter Solutions S.A.*	211	1,652
Ecovyst, Inc.*	183	1,641
Energy Fuels, Inc.*,1	255	1,545
SSR Mining, Inc.	320	1,443
Mativ Holdings, Inc.	85	1,442
Century Aluminum Co.*	83	1,390
Novagold Resources, Inc.*	384	1,329
Ivanhoe Electric Incorporated / US*	132	1,238
Koppers Holdings, Inc.	32	1,184
Haynes International, Inc.	20	1,174
Metals Acquisition Ltd. — Class A*	85	1,164
Encore Energy Corp.*	281	1,107
United States Lime & Minerals, Inc.	3	1,093
Centrus Energy Corp. — Class A*	22	941
AdvanSix, Inc.	40	917
Radius Recycling, Inc. — Class A	42	641
Ur-Energy, Inc.*	433	606
Lightwave Logic, Inc.*	189	565
Compass Minerals International, Inc.	54	558
Rayonier Advanced Materials, Inc.*	101	549
Oil-Dri Corporation of America	8	513
Lifezone Metals Ltd.*	58	445
i-80 Gold Corp.*	409	442
Kronos Worldwide, Inc.	34	427
Intrepid Potash, Inc.*	17	398
Universal Stainless & Alloy Products, Inc.*	14	383
American Vanguard Corp.	40	344
Codexis, Inc.*	110	341
Perpetua Resources Corp.*	61	317
Piedmont Lithium, Inc.*,1	29	289
Dakota Gold Corp.*	103	263
Caledonia Mining Corporation plc	26	253
Contango ORE, Inc.*,1	12	217
Northern Technologies International Corp.	12	199
Critical Metals Corp.*	12	135
Valhi, Inc.	4	71
Total Basic Materials		137,145
Utilities - 1.8%
Portland General Electric Co.	160	6,918
Southwest Gas Holdings, Inc.	96	6,756
New Jersey Resources Corp.	155	6,625
Brookfield Infrastructure Corp. — Class A	189	6,362
Ormat Technologies, Inc.	85	6,095
Black Hills Corp.	108	5,873
ALLETE, Inc.	92	5,736
Otter Tail Corp.	65	5,693
ONE Gas, Inc.	89	5,683
PNM Resources, Inc.	142	5,248
Spire, Inc.	85	5,162
Northwestern Energy Group, Inc.	97	4,858
California Water Service Group	91	4,413
American States Water Co.	59	4,282
MGE Energy, Inc.	57	4,259
Avista Corp.	123	4,257
Chesapeake Utilities Corp.	35	3,717
SJW Group	51	2,765
Northwest Natural Holding Co.	60	2,166
Hawaiian Electric Industries, Inc.*	175	1,579
Ameresco, Inc. — Class A*	51	1,469
Middlesex Water Co.	28	1,463
Unitil Corp.	25	1,295
York Water Co.	23	853
Consolidated Water Company Ltd.	24	637
Altus Power, Inc.*	120	471
Genie Energy Ltd. — Class B	20	292
RGC Resources, Inc.	13	266
Global Water Resources, Inc.	18	218
Total Utilities		105,411
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	43	1,276
Total Common Stocks
(Cost $3,919,883)		3,872,286

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25	45	$–
Total Warrants
(Cost $0)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	179	–
Sanofi SA*	52	–
Tobira Therapeutics, Inc. *,†††	14	–
Novartis AG *,†††	100	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $39)		–

MUTUAL FUNDS† - 19.9%
Guggenheim Strategy Fund II2	25,618	631,477
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	56,061	557,250
Total Mutual Funds
(Cost $1,183,372)		1,188,727

	Face Amount
U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
5.23% due 09/12/24[3,4]	$250,000	247,345
5.18% due 07/09/24[4,5]	32,000	31,963
Total U.S. Treasury Bills
(Cost $279,311)		279,308

REPURCHASE AGREEMENTS††,6 - 10.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	336,764	336,764
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	265,499	265,499
Total Repurchase Agreements
(Cost $602,263)		602,263

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	42,537	42,537
Total Securities Lending Collateral
(Cost $42,537)		42,537
Total Investments - 100.2%
(Cost $6,027,405)		$5,985,121
Other Assets & Liabilities, net - (0.2)%		(12,463)
Total Net Assets - 100.0%		$5,972,658

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Sep 2024	$309,960	$5,566

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.79% (SOFR + 0.45%)	At Maturity	09/25/24	1,116	$2,285,721	$18,632
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	711	1,455,916	18,021
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	09/26/24	513	1,050,770	8,475
							$4,792,407	$45,128

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted - See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2024.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,872,286		$—	*	$—		$3,872,286
Warrants	—	*	—		—		—
Rights	—	*	—		—	*	—
Mutual Funds	1,188,727		—		—		1,188,727
U.S. Treasury Bills	—		279,308		—		279,308
Repurchase Agreements	—		602,263		—		602,263
Securities Lending Collateral	42,537		—		—		42,537
Equity Futures Contracts**	5,566		—		—		5,566
Equity Index Swap Agreements**	—		45,128		—		45,128
Total Assets	$5,109,116		$926,699		$—		$6,035,815

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$630,196	$–	$–	$–	$1,281	$631,477	25,618	$8,832
Guggenheim Ultra Short Duration Fund — Institutional Class	555,568	–	–	–	1,682	557,250	56,061	7,197
	$1,185,764	$–	$–	$–	$2,963	$1,188,727		$16,029

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8%
Consumer, Non-cyclical - 14.5%
Insmed, Inc.*	719	$48,178
Sprouts Farmers Market, Inc.*	467	39,069
Vaxcyte, Inc.*	506	38,208
HealthEquity, Inc.*	392	33,790
Ensign Group, Inc.	257	31,788
Blueprint Medicines Corp.*	291	31,364
Halozyme Therapeutics, Inc.*	578	30,264
Cytokinetics, Inc.*	517	28,011
REVOLUTION Medicines, Inc.*	706	27,400
Glaukos Corp.*	227	26,865
Lantheus Holdings, Inc.*	315	25,291
Merit Medical Systems, Inc.*	265	22,777
Madrigal Pharmaceuticals, Inc.*	81	22,693
TransMedics Group, Inc.*	149	22,442
Option Care Health, Inc.*	808	22,382
Brink’s Co.	208	21,299
Krystal Biotech, Inc.*	115	21,119
Haemonetics Corp.*	232	19,193
Avidity Biosciences, Inc.*	468	19,118
Alkermes plc*	780	18,798
RadNet, Inc.*	306	18,030
Integer Holdings Corp.*	154	17,832
Select Medical Holdings Corp.	495	17,355
Herc Holdings, Inc.	130	17,328
Lancaster Colony Corp.	91	17,196
Bridgebio Pharma, Inc.*	651	16,490
CBIZ, Inc.*	222	16,450
Alight, Inc. — Class A*	2,200	16,236
Korn Ferry	241	16,181
Crinetics Pharmaceuticals, Inc.*	360	16,124
Primo Water Corp.	731	15,980
StoneCo Ltd. — Class A*	1,326	15,899
Axonics, Inc.*	236	15,866
Neogen Corp.*	1,011	15,802
Guardant Health, Inc.*	547	15,797
Prestige Consumer Healthcare, Inc.*	229	15,767
iRhythm Technologies, Inc.*	145	15,608
Simply Good Foods Co.*	423	15,283
Insperity, Inc.	166	15,141
TriNet Group, Inc.	151	15,100
ABM Industries, Inc.	293	14,817
Arrowhead Pharmaceuticals, Inc.*	553	14,372
Oscar Health, Inc. — Class A*	901	14,254
Alarm.com Holdings, Inc.*	224	14,233
Stride, Inc.*	197	13,888
LivaNova plc*	253	13,869
WD-40 Co.	63	13,837
Axsome Therapeutics, Inc.*	169	13,604
Amicus Therapeutics, Inc.*	1,359	13,481
Denali Therapeutics, Inc.*	576	13,375
Dyne Therapeutics, Inc.*	374	13,198
Twist Bioscience Corp.*	266	13,108
ICF International, Inc.	86	12,768
Adtalem Global Education, Inc.*	181	12,346
Corcept Therapeutics, Inc.*	375	12,184
Ideaya Biosciences, Inc.*	346	12,148
Tandem Diabetes Care, Inc.*	300	12,087
Biohaven Ltd.*	348	12,079
SpringWorks Therapeutics, Inc.*	318	11,979
PROCEPT BioRobotics Corp.*	196	11,974
Marqeta, Inc. — Class A*	2,160	11,837
Inari Medical, Inc.*	245	11,797
ICU Medical, Inc.*	99	11,756
ADMA Biologics, Inc.*	1,043	11,661
Cal-Maine Foods, Inc.	190	11,611
J & J Snack Foods Corp.	71	11,528
TG Therapeutics, Inc.*	647	11,510
Strategic Education, Inc.	103	11,398
Geron Corp.*	2,667	11,308
Agios Pharmaceuticals, Inc.*	262	11,297
Nuvalent, Inc. — Class A*	148	11,227
Progyny, Inc.*	391	11,186
Celldex Therapeutics, Inc.*	299	11,066
Arcellx, Inc.*	200	11,038
STAAR Surgical Co.*	229	10,903
PTC Therapeutics, Inc.*	353	10,795
Graham Holdings Co. — Class B	15	10,493
Rhythm Pharmaceuticals, Inc.*	254	10,429
CorVel Corp.*	41	10,425
Vericel Corp.*	224	10,277
Helen of Troy Ltd.*	110	10,201
Myriad Genetics, Inc.*	414	10,126
Intellia Therapeutics, Inc.*	446	9,981
EVERTEC, Inc.	299	9,942
CONMED Corp.	143	9,913
Inter Parfums, Inc.	84	9,747
RxSight, Inc.*	158	9,507
Iovance Biotherapeutics, Inc.*	1,173	9,407
Protagonist Therapeutics, Inc.*	271	9,390
agilon health, Inc.*	1,429	9,346
LiveRamp Holdings, Inc.*	302	9,344
Laureate Education, Inc. — Class A	621	9,278
Integra LifeSciences Holdings Corp.*	317	9,237
Edgewell Personal Care Co.	228	9,163
Flywire Corp.*	559	9,162
AMN Healthcare Services, Inc.*	176	9,016
ACADIA Pharmaceuticals, Inc.*	554	9,002
Patterson Companies, Inc.	373	8,997
UFP Technologies, Inc.*	34	8,972
Addus HomeCare Corp.*	73	8,476
Surgery Partners, Inc.*	356	8,469
Novocure Ltd.*	493	8,445
Catalyst Pharmaceuticals, Inc.*	539	8,349
TreeHouse Foods, Inc.*	227	8,317
Beam Therapeutics, Inc.*	354	8,294
Novavax, Inc.*	654	8,280
GEO Group, Inc.*	576	8,271
NeoGenomics, Inc.*	591	8,197
Remitly Global, Inc.*	672	8,145
Astrana Health, Inc.*	200	8,112
Huron Consulting Group, Inc.*	82	8,077
Central Garden & Pet Co. — Class A*	242	7,993
Ardelyx, Inc.*	1,076	7,973
Arvinas, Inc.*	298	7,933
Syndax Pharmaceuticals, Inc.*	381	7,822
LeMaitre Vascular, Inc.	94	7,734
Teladoc Health, Inc.*	789	7,716
Veracyte, Inc.*	356	7,715
Upbound Group, Inc.	249	7,644

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Andersons, Inc.	151	$7,490
Akero Therapeutics, Inc.*	314	7,366
Cimpress plc*	84	7,359
Payoneer Global, Inc.*	1,312	7,268
Vector Group Ltd.	680	7,188
Recursion Pharmaceuticals, Inc. — Class A*	957	7,177
Amphastar Pharmaceuticals, Inc.*	178	7,120
Immunovant, Inc.*	269	7,102
Vital Farms, Inc.*	151	7,062
Kura Oncology, Inc.*	336	6,918
Dynavax Technologies Corp.*	610	6,850
PROG Holdings, Inc.	196	6,797
John Wiley & Sons, Inc. — Class A	167	6,797
Inmode Ltd.*	368	6,712
Ligand Pharmaceuticals, Inc. — Class B*	79	6,657
CoreCivic, Inc.*	511	6,633
Apogee Therapeutics, Inc.*	168	6,611
Rocket Pharmaceuticals, Inc.*	305	6,567
Vera Therapeutics, Inc.*	181	6,549
Perdoceo Education Corp.	303	6,490
MannKind Corp.*	1,228	6,410
US Physical Therapy, Inc.	69	6,377
Chefs’ Warehouse, Inc.*	162	6,336
Morphic Holding, Inc.*	185	6,303
National Healthcare Corp.	58	6,287
Supernus Pharmaceuticals, Inc.*	233	6,233
Mirum Pharmaceuticals, Inc.*	182	6,223
Keros Therapeutics, Inc.*	136	6,215
Kymera Therapeutics, Inc.*	206	6,149
Pacira BioSciences, Inc.*	212	6,065
Brookdale Senior Living, Inc. — Class A*	887	6,058
Edgewise Therapeutics, Inc.*	336	6,051
Avadel Pharmaceuticals plc*	428	6,018
BioCryst Pharmaceuticals, Inc.*	957	5,914
Nurix Therapeutics, Inc.*	280	5,844
Arlo Technologies, Inc.*	441	5,751
Omnicell, Inc.*	211	5,712
National Beverage Corp.	109	5,585
ANI Pharmaceuticals, Inc.*	86	5,476
Janux Therapeutics, Inc.*	130	5,446
Legalzoom.com, Inc.*	638	5,353
Universal Corp.	111	5,349
Kforce, Inc.	86	5,343
CRA International, Inc.	31	5,339
Xencor, Inc.*	275	5,206
Vita Coco Company, Inc.*	182	5,069
Utz Brands, Inc.	301	5,009
WK Kellogg Co.	304	5,004
AtriCure, Inc.*	219	4,987
Alphatec Holdings, Inc.*	476	4,974
Ocular Therapeutix, Inc.*	721	4,932
Silk Road Medical, Inc.*	182	4,921
MGP Ingredients, Inc.	66	4,910
Collegium Pharmaceutical, Inc.*	151	4,862
4D Molecular Therapeutics, Inc.*	231	4,849
Herbalife Ltd.*	463	4,811
Transcat, Inc.*	40	4,787
Weis Markets, Inc.	76	4,770
AdaptHealth Corp.*	472	4,720
Artivion, Inc.*	184	4,720
Owens & Minor, Inc.*	349	4,711
Amneal Pharmaceuticals, Inc.*	737	4,680
Tarsus Pharmaceuticals, Inc.*	170	4,621
Deluxe Corp.	205	4,604
Ingles Markets, Inc. — Class A	67	4,597
Arcutis Biotherapeutics, Inc.*	492	4,576
Coursera, Inc.*	637	4,561
Repay Holdings Corp.*	419	4,425
Ironwood Pharmaceuticals, Inc. — Class A*	655	4,271
Krispy Kreme, Inc.	396	4,261
Dole plc	348	4,260
Quanex Building Products Corp.	153	4,231
Harmony Biosciences Holdings, Inc.*	140	4,224
Innoviva, Inc.*	256	4,198
Avanos Medical, Inc.*	210	4,183
Soleno Therapeutics, Inc.*	102	4,162
ImmunityBio, Inc.*,1	656	4,146
John B Sanfilippo & Son, Inc.	42	4,081
Prothena Corporation plc*	197	4,066
Longboard Pharmaceuticals, Inc.*	150	4,054
Barrett Business Services, Inc.	119	3,900
Arcus Biosciences, Inc.*	252	3,838
Neumora Therapeutics, Inc.*	390	3,834
Udemy, Inc.*	443	3,823
Enliven Therapeutics, Inc.*	163	3,809
MiMedx Group, Inc.*	549	3,805
Aurinia Pharmaceuticals, Inc.*	665	3,797
First Advantage Corp.	235	3,776
Viridian Therapeutics, Inc.*	290	3,773
Spyre Therapeutics, Inc.*	160	3,762
Vir Biotechnology, Inc.*	415	3,694
Maravai LifeSciences Holdings, Inc. — Class A*	512	3,666
Healthcare Services Group, Inc.*	341	3,608
CareDx, Inc.*	231	3,587
Cogent Biosciences, Inc.*	425	3,583
United Natural Foods, Inc.*	272	3,563
Driven Brands Holdings, Inc.*	278	3,539
BioLife Solutions, Inc.*	164	3,515
Matthews International Corp. — Class A	138	3,457
Fresh Del Monte Produce, Inc.	157	3,430
Disc Medicine, Inc.*	76	3,425
CG oncology, Inc.*	108	3,410
PACS Group, Inc.*	115	3,393
Embecta Corp.	269	3,363
Sana Biotechnology, Inc.*	612	3,342
Praxis Precision Medicines, Inc.*	80	3,309
Day One Biopharmaceuticals, Inc.*	240	3,307
Monro, Inc.	138	3,293
Viad Corp.*	95	3,230
Kiniksa Pharmaceuticals International plc*	173	3,230
Liquidia Corp.*	267	3,204
Summit Therapeutics, Inc.*	405	3,159
Cytek Biosciences, Inc.*	562	3,136
Cullinan Therapeutics, Inc.*	179	3,122

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Pennant Group, Inc.*	134	$3,107
Mister Car Wash, Inc.*	434	3,090
Kelly Services, Inc. — Class A	144	3,083
ZipRecruiter, Inc. — Class A*	333	3,027
Relay Therapeutics, Inc.*	461	3,006
89bio, Inc.*	375	3,004
SpartanNash Co.	159	2,983
Pediatrix Medical Group, Inc.*	391	2,952
Harrow, Inc.*,1	141	2,945
Heidrick & Struggles International, Inc.	93	2,937
B&G Foods, Inc.	360	2,909
Immunome, Inc.*	238	2,880
Universal Technical Institute, Inc.*	183	2,879
Dianthus Therapeutics, Inc.*	111	2,873
Moneylion, Inc.*	39	2,868
Hain Celestial Group, Inc.*	415	2,868
Pliant Therapeutics, Inc.*	264	2,838
BrightSpring Health Services, Inc.*	249	2,829
Travere Therapeutics, Inc.*	341	2,803
Evolus, Inc.*	256	2,778
PetIQ, Inc.*	125	2,757
V2X, Inc.*	57	2,734
BrightView Holdings, Inc.*	205	2,726
LifeStance Health Group, Inc.*	553	2,715
Atrion Corp.	6	2,715
Sage Therapeutics, Inc.*	249	2,704
Surmodics, Inc.*	64	2,691
UroGen Pharma Ltd.*,1	159	2,668
Varex Imaging Corp.*	180	2,651
Scholar Rock Holding Corp.*	317	2,641
Paysafe Ltd.*	149	2,634
Castle Biosciences, Inc.*	120	2,612
Ennis, Inc.	118	2,583
Arcturus Therapeutics Holdings, Inc.*	106	2,581
Hackett Group, Inc.	117	2,541
Turning Point Brands, Inc.	79	2,535
Cass Information Systems, Inc.	63	2,524
REGENXBIO, Inc.*	213	2,492
SI-BONE, Inc.*	189	2,444
Nuvation Bio, Inc.*	831	2,427
Mind Medicine MindMed, Inc.*	333	2,401
USANA Health Sciences, Inc.*	53	2,398
Green Dot Corp. — Class A*	246	2,325
Cassava Sciences, Inc.*	188	2,322
I3 Verticals, Inc. — Class A*	105	2,318
SunOpta, Inc.*	425	2,295
Zimvie, Inc.*	125	2,281
AnaptysBio, Inc.*	91	2,280
Sterling Check Corp.*	153	2,264
Stoke Therapeutics, Inc.*	165	2,229
Zymeworks, Inc.*	259	2,204
Quanterix Corp.*	166	2,193
Altimmune, Inc.*	329	2,188
OrthoPediatrics Corp.*	76	2,186
Perspective Therapeutics, Inc.*	218	2,173
Cross Country Healthcare, Inc.*	154	2,131
Corbus Pharmaceuticals Holdings, Inc.*	47	2,127
HilleVax, Inc.*	146	2,111
Replimune Group, Inc.*	233	2,097
Applied Therapeutics, Inc.*	445	2,078
KalVista Pharmaceuticals, Inc.*	176	2,073
Orthofix Medical, Inc.*	156	2,069
Enhabit, Inc.*	231	2,061
Avid Bioservices, Inc.*	288	2,056
Y-mAbs Therapeutics, Inc.*	170	2,054
ACCO Brands Corp.	433	2,035
EyePoint Pharmaceuticals, Inc.*	232	2,018
ORIC Pharmaceuticals, Inc.*	285	2,015
Franklin Covey Co.*	53	2,014
Hertz Global Holdings, Inc.*	568	2,005
Olema Pharmaceuticals, Inc.*	185	2,002
Arbutus Biopharma Corp.*	646	1,996
Mission Produce, Inc.*	201	1,986
Humacyte, Inc.*	407	1,954
Community Health Systems, Inc.*	581	1,952
Esperion Therapeutics, Inc.*	875	1,942
Adaptive Biotechnologies Corp.*	536	1,940
ARS Pharmaceuticals, Inc.*	228	1,940
Annexon, Inc.*	390	1,911
Heron Therapeutics, Inc.*	544	1,904
Astria Therapeutics, Inc.*	209	1,902
MaxCyte, Inc.*	485	1,901
Tango Therapeutics, Inc.*	221	1,896
OPKO Health, Inc.*,1	1,509	1,886
Beyond Meat, Inc.*,1	277	1,859
Fulgent Genetics, Inc.*	94	1,844
Nano-X Imaging Ltd.*,1	251	1,842
Ocugen, Inc.*	1,185	1,837
Terns Pharmaceuticals, Inc.*	267	1,818
Savara, Inc.*	449	1,809
Editas Medicine, Inc.*	384	1,793
WaVe Life Sciences Ltd.*	359	1,791
iTeos Therapeutics, Inc.*	120	1,781
Fulcrum Therapeutics, Inc.*	287	1,779
Celcuity, Inc.*	108	1,769
Calavo Growers, Inc.	77	1,748
Neurogene, Inc.*	48	1,747
Duckhorn Portfolio, Inc.*	246	1,747
Pacific Biosciences of California, Inc.*,1	1,267	1,736
Central Garden & Pet Co.*	45	1,733
Anika Therapeutics, Inc.*	68	1,722
Alector, Inc.*	374	1,698
Carriage Services, Inc. — Class A	63	1,691
Voyager Therapeutics, Inc.*	213	1,685
Willdan Group, Inc.*	58	1,673
Taysha Gene Therapies, Inc.*	741	1,660
Resources Connection, Inc.	150	1,656
Tejon Ranch Co.*	97	1,655
SIGA Technologies, Inc.	215	1,632
National Research Corp. — Class A	71	1,629
Phathom Pharmaceuticals, Inc.*	158	1,627
iRadimed Corp.	37	1,626
Aura Biosciences, Inc.*	215	1,625
Entrada Therapeutics, Inc.*	114	1,624
Westrock Coffee Co.*	157	1,606
Verve Therapeutics, Inc.*	329	1,606
Limoneira Co.	77	1,602
OmniAb, Inc.*	427	1,601

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Phibro Animal Health Corp. — Class A	95	$1,593
Agenus, Inc.*	94	1,574
European Wax Center, Inc. — Class A*	157	1,559
Mineralys Therapeutics, Inc.*	132	1,544
Fate Therapeutics, Inc.*	464	1,522
Tyra Biosciences, Inc.*	94	1,503
Treace Medical Concepts, Inc.*	226	1,503
Distribution Solutions Group, Inc.*	50	1,500
Cargo Therapeutics, Inc.*	91	1,494
Vanda Pharmaceuticals, Inc.*	264	1,492
Paragon 28, Inc.*	218	1,491
ACELYRIN, Inc.*	338	1,491
Cabaletta Bio, Inc.*	199	1,489
BRC, Inc. — Class A*	241	1,477
OraSure Technologies, Inc.*	346	1,474
Cerus Corp.*	836	1,471
GeneDx Holdings Corp.*	56	1,464
TrueBlue, Inc.*	142	1,463
Xeris Biopharma Holdings, Inc.*	650	1,462
DocGo, Inc.*	471	1,455
Chegg, Inc.*	460	1,454
Nkarta, Inc.*	245	1,448
Theravance Biopharma, Inc.*	170	1,442
Aaron’s Company, Inc.	144	1,437
Lincoln Educational Services Corp.*	121	1,435
Anavex Life Sciences Corp.*,1	337	1,422
Axogen, Inc.*	196	1,419
Nevro Corp.*	168	1,415
Larimar Therapeutics, Inc.*	195	1,414
Tourmaline Bio, Inc.	107	1,376
ModivCare, Inc.*	52	1,365
Prime Medicine, Inc.*	263	1,352
Target Hospitality Corp.*	153	1,333
Tactile Systems Technology, Inc.*	110	1,313
American Public Education, Inc.*	73	1,283
Seneca Foods Corp. — Class A*	22	1,263
C4 Therapeutics, Inc.*	272	1,257
Revance Therapeutics, Inc.*	482	1,239
Erasca, Inc.*	522	1,232
Accolade, Inc.*	343	1,228
MacroGenics, Inc.*	285	1,211
Enanta Pharmaceuticals, Inc.*	93	1,206
Third Harmonic Bio, Inc.*	92	1,196
Atea Pharmaceuticals, Inc.*	357	1,182
Jasper Therapeutics, Inc.*	52	1,180
PepGen, Inc.*	72	1,149
Absci Corp.*	370	1,140
Allogene Therapeutics, Inc.*	487	1,135
Spire Global, Inc.*	103	1,117
Sutro Biopharma, Inc.*	379	1,110
Pulmonx Corp.*	175	1,110
CorMedix, Inc.*	254	1,100
Medifast, Inc.	50	1,091
Zentalis Pharmaceuticals, Inc.*	265	1,084
Honest Company, Inc.*	371	1,083
Lyell Immunopharma, Inc.*	744	1,079
AngioDynamics, Inc.*	177	1,071
Utah Medical Products, Inc.	16	1,069
Inozyme Pharma, Inc.*	239	1,066
Village Super Market, Inc. — Class A	40	1,056
Mersana Therapeutics, Inc.*	525	1,055
Omeros Corp.*	259	1,052
Viemed Healthcare, Inc.*	159	1,041
TScan Therapeutics, Inc.*	178	1,041
Actinium Pharmaceuticals, Inc.*	139	1,029
Custom Truck One Source, Inc.*	236	1,027
Nektar Therapeutics*	827	1,025
Mama’s Creations, Inc.*	152	1,024
ADC Therapeutics S.A.*	324	1,024
LENZ Therapeutics, Inc.[1]	58	1,003
Bioventus, Inc. — Class A*	174	1,001
Alta Equipment Group, Inc.	124	997
Olaplex Holdings, Inc.*	642	989
Akebia Therapeutics, Inc.*	964	983
Sezzle, Inc.*	11	970
Zevra Therapeutics, Inc.*	195	955
Inovio Pharmaceuticals, Inc.*	118	953
Performant Financial Corp.*	328	951
Pulse Biosciences, Inc.*	85	951
Korro Bio, Inc.*	28	948
Forrester Research, Inc.*	55	939
Organogenesis Holdings, Inc.*	334	935
Avita Medical, Inc.*	118	935
Biote Corp. — Class A*,1	125	934
Poseida Therapeutics, Inc.*	318	929
Precigen, Inc.*	586	926
ALX Oncology Holdings, Inc.*	153	923
Natural Grocers by Vitamin Cottage, Inc.	43	912
Nature’s Sunshine Products, Inc.*	60	904
Aquestive Therapeutics, Inc.*	344	894
Inogen, Inc.*	110	894
Lexicon Pharmaceuticals, Inc.*	532	894
Cartesian Therapeutics, Inc.*	33	891
Coherus Biosciences, Inc.*	510	882
Nathan’s Famous, Inc.	13	881
Orchestra BioMed Holdings, Inc.*	108	880
Acacia Research Corp.*	175	877
XOMA Corp.*	37	877
Bluebird Bio, Inc.*	888	874
2seventy bio, Inc.*	226	870
Alico, Inc.	33	855
ArriVent Biopharma, Inc.*	45	835
Trevi Therapeutics, Inc.*	272	811
Accuray, Inc.*	444	808
Black Diamond Therapeutics, Inc.*	172	802
Tenaya Therapeutics, Inc.*	255	791
Scilex Holding Co.*	402	775
Aldeyra Therapeutics, Inc.*	231	765
MeiraGTx Holdings plc*	180	758
Sera Prognostics, Inc. — Class A*	128	758
Quad/Graphics, Inc.	139	758
Semler Scientific, Inc.*	22	757
Lexeo Therapeutics, Inc.*	47	754
Achieve Life Sciences, Inc.*	160	752
Pyxis Oncology, Inc.*	226	748
CVRx, Inc.*	62	743

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Whole Earth Brands, Inc.*	151	$734
ProKidney Corp.*	292	718
Ispire Technology, Inc.*	89	712
Joint Corp.*	50	703
Shattuck Labs, Inc.*	181	699
Atossa Therapeutics, Inc.*	586	697
Lineage Cell Therapeutics, Inc.*	684	682
Inhibrx Biosciences, Inc.*	48	680
Cibus, Inc.*	69	680
Foghorn Therapeutics, Inc.*	117	673
Rigel Pharmaceuticals, Inc.*	81	669
Aveanna Healthcare Holdings, Inc.*	242	668
Fennec Pharmaceuticals, Inc.*	109	666
Beauty Health Co.*	345	662
Zynex, Inc.*	71	662
Adverum Biotechnologies, Inc.*	96	659
Elevation Oncology, Inc.*	242	653
Ventyx Biosciences, Inc.*	282	651
Generation Bio Co.*	229	646
Verrica Pharmaceuticals, Inc.*	88	641
Skye Bioscience, Inc.*	80	641
InfuSystem Holdings, Inc.*	92	628
CPI Card Group, Inc.*	23	627
Puma Biotechnology, Inc.*	192	626
Caribou Biosciences, Inc.*	381	625
ChromaDex Corp.*	227	620
Quipt Home Medical Corp.*	189	609
Cadiz, Inc.*	195	603
Solid Biosciences, Inc.*	104	590
Fibrobiologics, Inc.*	118	589
Kyverna Therapeutics, Inc.*	78	585
Biomea Fusion, Inc.*	128	576
MediWound Ltd.*	37	574
scPharmaceuticals, Inc.*	132	574
Candel Therapeutics, Inc.*	92	570
Contineum Therapeutics, Inc. — Class A*	32	564
Capricor Therapeutics, Inc.*	118	563
SoundThinking, Inc.*	46	560
CompoSecure, Inc. — Class A	82	558
HF Foods Group, Inc.*	184	552
Alimera Sciences, Inc.*	99	550
Century Therapeutics, Inc.*	213	543
Harvard Bioscience, Inc.*	189	539
Sanara Medtech, Inc.*	19	536
Nautilus Biotechnology, Inc.*	226	529
Monte Rosa Therapeutics, Inc.*	141	527
Regulus Therapeutics, Inc.*	293	523
G1 Therapeutics, Inc.*	229	522
Veru, Inc.*	612	515
Lifecore Biomedical, Inc.*	99	508
Inmune Bio, Inc.*	57	503
Q32 Bio, Inc.*	28	503
Quantum-Si, Inc.*	464	487
Design Therapeutics, Inc.*	145	486
Greenwich Lifesciences, Inc.*	28	483
IGM Biosciences, Inc.*	70	481
Information Services Group, Inc.	163	479
NeuroPace, Inc.*	63	476
Compass Therapeutics, Inc.*	472	472
Acumen Pharmaceuticals, Inc.*	194	469
Stereotaxis, Inc.*	254	462
X4 Pharmaceuticals, Inc.*	778	451
Priority Technology Holdings, Inc.*	84	444
XBiotech, Inc.*	86	442
Sonida Senior Living, Inc.*	16	440
Alto Neuroscience, Inc.*	41	438
Innovage Holding Corp.*	88	437
CervoMed, Inc.*	25	428
RAPT Therapeutics, Inc.*	139	424
DLH Holdings Corp.*	39	412
FiscalNote Holdings, Inc.*	279	407
Waldencast plc — Class A*	113	406
Invivyd, Inc.*	367	404
Cardiff Oncology, Inc.*	181	402
Emerald Holding, Inc.*	70	398
Renovaro, Inc.*	226	395
Gyre Therapeutics, Inc.*	32	382
Kodiak Sciences, Inc.*	151	355
Verastem, Inc.*	118	352
Werewolf Therapeutics, Inc.*	141	344
Zura Bio Ltd.*	93	326
HireQuest, Inc.	26	321
Acrivon Therapeutics, Inc.*	55	319
Akoya Biosciences, Inc.*	123	288
Lifeway Foods, Inc.*	21	268
Forafric Global plc*	25	267
Outlook Therapeutics, Inc.*	36	266
AirSculpt Technologies, Inc.*	61	244
Eliem Therapeutics, Inc.*	34	242
Prelude Therapeutics, Inc.*	61	232
Galectin Therapeutics, Inc.*	94	212
Ovid therapeutics, Inc.*	273	210
MarketWise, Inc.	179	208
Fractyl Health, Inc.*	35	149
Metagenomi, Inc.*	29	118
Conduit Pharmaceuticals, Inc.*	107	113
Boundless Bio, Inc.*	29	112
Telomir Pharmaceuticals, Inc.*	22	106
Aerovate Therapeutics, Inc.*	62	103
Tevogen Bio Holdings, Inc.*	101	73
Lyra Therapeutics, Inc.*	224	62
Ligand Pharmaceuticals, Inc.*,††	42	–
Total Consumer, Non-cyclical		2,709,528
Financial - 14.0%
FTAI Aviation Ltd.	461	47,592
Ryman Hospitality Properties, Inc. REIT	272	27,162
Essent Group Ltd.	483	27,140
SouthState Corp.	352	26,900
Selective Insurance Group, Inc.	282	26,460
Jackson Financial, Inc. — Class A	354	26,288
Terreno Realty Corp. REIT	443	26,217
Marathon Digital Holdings, Inc.*	1,267	25,150
Old National Bancorp	1,458	25,063
Mr Cooper Group, Inc.*	296	24,044
Cadence Bank	844	23,868
Essential Properties Realty Trust, Inc. REIT	813	22,528
Kite Realty Group Trust REIT	1,006	22,514
Hamilton Lane, Inc. — Class A	178	21,997
Radian Group, Inc.	702	21,832
Home BancShares, Inc.	873	20,917
United Bankshares, Inc.	612	19,853

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Glacier Bancorp, Inc.	528	$19,705
Independence Realty Trust, Inc. REIT	1,047	19,621
Hancock Whitney Corp.	402	19,228
Phillips Edison & Company, Inc. REIT	569	18,612
Moelis & Co. — Class A	327	18,593
Piper Sandler Cos.	80	18,414
Enstar Group Ltd.*	59	18,036
First Financial Bankshares, Inc.	603	17,807
SL Green Realty Corp. REIT[1]	308	17,445
UMB Financial Corp.	208	17,351
Sabra Health Care REIT, Inc. REIT	1,072	16,509
Cleanspark, Inc.*	1,027	16,381
CareTrust REIT, Inc.	628	15,763
Macerich Co. REIT	1,004	15,502
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	521	15,422
Ameris Bancorp	305	15,357
Apple Hospitality REIT, Inc	1,056	15,354
ServisFirst Bancshares, Inc.	235	14,850
Associated Banc-Corp.	694	14,678
Walker & Dunlop, Inc.	149	14,632
PotlatchDeltic Corp. REIT	368	14,495
Axos Financial, Inc.*	253	14,459
Innovative Industrial Properties, Inc. REIT	131	14,308
International Bancshares Corp.	250	14,302
BGC Group, Inc. — Class A	1,712	14,210
United Community Banks, Inc.	554	14,105
Fulton Financial Corp.	828	14,059
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	804	14,006
First BanCorp	763	13,955
Valley National Bancorp	1,999	13,953
Broadstone Net Lease, Inc. REIT	874	13,870
CNO Financial Group, Inc.	498	13,805
Atlantic Union Bankshares Corp.	414	13,600
Tanger, Inc. REIT	493	13,365
Texas Capital Bancshares, Inc.*	215	13,145
National Health Investors, Inc. REIT	194	13,140
WSFS Financial Corp.	278	13,066
COPT Defense Properties REIT	522	13,066
SITE Centers Corp. REIT	880	12,760
NMI Holdings, Inc. — Class A*	368	12,527
LXP Industrial Trust REIT	1,346	12,275
Arbor Realty Trust, Inc. REIT[1]	853	12,241
Genworth Financial, Inc. — Class A*	2,019	12,195
Cathay General Bancorp	322	12,146
Burford Capital Ltd.	928	12,110
Artisan Partners Asset Management, Inc. — Class A	292	12,051
McGrath RentCorp[1]	113	12,040
PJT Partners, Inc. — Class A	109	11,762
PennyMac Financial Services, Inc.	124	11,730
Riot Platforms, Inc.*	1,257	11,489
Community Financial System, Inc.	242	11,425
StepStone Group, Inc. — Class A	248	11,381
New York Community Bancorp, Inc.	3,524	11,347
Cushman & Wakefield plc*	1,061	11,034
Baldwin Insurance Group, Inc. — Class A*	305	10,818
CVB Financial Corp.	614	10,585
Four Corners Property Trust, Inc. REIT	425	10,485
Bank of Hawaii Corp.	181	10,355
Urban Edge Properties REIT	555	10,251
Bread Financial Holdings, Inc.	230	10,249
Pagseguro Digital Ltd. — Class A*	874	10,217
Pacific Premier Bancorp, Inc.	444	10,199
Simmons First National Corp. — Class A	575	10,108
BankUnited, Inc.	345	10,098
First Interstate BancSystem, Inc. — Class A	363	10,081
Eastern Bankshares, Inc.	720	10,066
Independent Bank Corp.	197	9,992
Douglas Emmett, Inc. REIT	748	9,956
Sunstone Hotel Investors, Inc. REIT	942	9,853
Outfront Media, Inc. REIT	686	9,810
First Financial Bancorp	437	9,710
StoneX Group, Inc.*	127	9,564
Park National Corp.	67	9,537
Equity Commonwealth REIT*	490	9,506
Seacoast Banking Corporation of Florida	391	9,243
Cohen & Steers, Inc.	127	9,215
Palomar Holdings, Inc.*	113	9,170
St. Joe Co.	167	9,135
Victory Capital Holdings, Inc. — Class A	191	9,116
First Merchants Corp.	270	8,988
TowneBank	326	8,890
WaFd, Inc.	309	8,831
Bancorp, Inc.*	232	8,760
Heartland Financial USA, Inc.	196	8,712
Trustmark Corp.	282	8,471
Upstart Holdings, Inc.*	357	8,422
Acadia Realty Trust REIT	468	8,387
Provident Financial Services, Inc.	583	8,366
Triumph Financial, Inc.*	102	8,339
DiamondRock Hospitality Co. REIT	975	8,239
Banc of California, Inc.	644	8,230
NBT Bancorp, Inc.	213	8,222
BancFirst Corp.	92	8,068
OFG Bancorp	215	8,052
Banner Corp.	159	7,893
InvenTrust Properties Corp. REIT	316	7,824
Renasant Corp.	256	7,818
Stewart Information Services Corp.	125	7,760
Core Scientific, Inc.*	826	7,682
Independent Bank Group, Inc.	168	7,647
Pebblebrook Hotel Trust REIT	553	7,604
Farmer Mac — Class C	42	7,595
Bank of NT Butterfield & Son Ltd.	215	7,551

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Enova International, Inc.*	121	$7,532
WesBanco, Inc.	267	7,452
City Holding Co.	68	7,225
Retail Opportunity Investments Corp. REIT	574	7,135
Lakeland Financial Corp.	115	7,075
Virtus Investment Partners, Inc.	31	7,001
Enterprise Financial Services Corp.	171	6,996
LTC Properties, Inc. REIT	199	6,865
Global Net Lease, Inc. REIT	930	6,835
Northwest Bancshares, Inc.	590	6,815
RLJ Lodging Trust REIT	706	6,799
Compass Diversified Holdings	309	6,764
Xenia Hotels & Resorts, Inc. REIT	472	6,764
Nelnet, Inc. — Class A	67	6,758
Hilltop Holdings, Inc.	216	6,756
National Bank Holdings Corp. — Class A	171	6,678
Pathward Financial, Inc.	118	6,675
Mercury General Corp.	124	6,589
Customers Bancorp, Inc.*	137	6,573
Elme Communities REIT	408	6,499
First Commonwealth Financial Corp.	469	6,477
Newmark Group, Inc. — Class A	633	6,476
Apollo Commercial Real Estate Finance, Inc. REIT	660	6,461
FB Financial Corp.	165	6,440
WisdomTree, Inc.	646	6,402
Two Harbors Investment Corp. REIT	481	6,354
Goosehead Insurance, Inc. — Class A*	109	6,261
JBG SMITH Properties REIT	411	6,260
Skyward Specialty Insurance Group, Inc.*	172	6,223
Horace Mann Educators Corp.	190	6,198
Ready Capital Corp. REIT	749	6,127
Getty Realty Corp. REIT	229	6,105
Compass, Inc. — Class A*	1,689	6,080
First Busey Corp.	247	5,980
Ladder Capital Corp. — Class A REIT	526	5,939
Stock Yards Bancorp, Inc.	119	5,911
S&T Bancorp, Inc.	177	5,910
First Bancorp	185	5,905
TriCo Bancshares	148	5,856
Empire State Realty Trust, Inc. — Class A REIT	621	5,825
Westamerica BanCorp	119	5,775
Hope Bancorp, Inc.	537	5,767
Alexander & Baldwin, Inc. REIT	337	5,715
Live Oak Bancshares, Inc.	161	5,645
SiriusPoint Ltd.*	457	5,575
Easterly Government Properties, Inc. REIT	450	5,566
Hut 8 Corp.*	371	5,561
PennyMac Mortgage Investment Trust REIT	403	5,541
NETSTREIT Corp. REIT	342	5,506
Apartment Investment and Management Co. — Class A REIT*	659	5,463
Veris Residential, Inc. REIT	364	5,460
Navient Corp.	374	5,446
Stellar Bancorp, Inc.	228	5,235
Nicolet Bankshares, Inc.	62	5,148
Veritex Holdings, Inc.	243	5,125
Kennedy-Wilson Holdings, Inc.	527	5,122
Safety Insurance Group, Inc.	68	5,102
MFA Financial, Inc. REIT	474	5,043
Employers Holdings, Inc.	117	4,988
Sandy Spring Bancorp, Inc.	204	4,969
National Western Life Group, Inc. — Class A	10	4,969
American Assets Trust, Inc. REIT	222	4,968
Peoples Bancorp, Inc.	160	4,800
Franklin BSP Realty Trust, Inc. REIT	380	4,788
Chimera Investment Corp. REIT	373	4,774
Terawulf, Inc.*	1,066	4,744
Cannae Holdings, Inc.	261	4,734
UMH Properties, Inc. REIT	296	4,733
Centerspace REIT	69	4,666
German American Bancorp, Inc.	132	4,666
Safehold, Inc. REIT	240	4,630
Ellington Financial, Inc. REIT	383	4,627
Berkshire Hills Bancorp, Inc.	201	4,583
QCR Holdings, Inc.	76	4,560
1st Source Corp.	85	4,558
Encore Capital Group, Inc.*	109	4,549
Trupanion, Inc.*,1	153	4,498
ARMOUR Residential REIT, Inc.[1]	227	4,399
American Healthcare REIT, Inc.	301	4,398
Origin Bancorp, Inc.	136	4,314
Preferred Bank/Los Angeles CA	57	4,303
LendingClub Corp.*	506	4,281
eXp World Holdings, Inc.	375	4,232
OceanFirst Financial Corp.	266	4,227
NexPoint Residential Trust, Inc. REIT	105	4,149
Piedmont Office Realty Trust, Inc. — Class A REIT	572	4,147
Enact Holdings, Inc.	135	4,139
FTAI Infrastructure, Inc.	467	4,030
Plymouth Industrial REIT, Inc.	186	3,977
Redwood Trust, Inc. REIT	610	3,959
Paramount Group, Inc. REIT	855	3,959
Perella Weinberg Partners	243	3,949
Lemonade, Inc.*	239	3,944
Service Properties Trust REIT	764	3,927
AMERISAFE, Inc.	88	3,862
Bank First Corp.	45	3,717
First Bancshares, Inc.	142	3,689
Southside Bancshares, Inc.	133	3,672
AssetMark Financial Holdings, Inc.*	106	3,662
Fidelis Insurance Holdings Ltd.	223	3,637
PRA Group, Inc.*	180	3,539
Dynex Capital, Inc. REIT	296	3,534
Brandywine Realty Trust REIT	785	3,517
HCI Group, Inc.	38	3,503
First Mid Bancshares, Inc.	106	3,485
Marcus & Millichap, Inc.	109	3,436

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Byline Bancorp, Inc.	144	$3,419
Brookline Bancorp, Inc.	409	3,415
BrightSpire Capital, Inc. REIT	598	3,409
Armada Hoffler Properties, Inc. REIT	307	3,405
Premier Financial Corp.	164	3,355
Dime Community Bancshares, Inc.	164	3,346
Cipher Mining, Inc.*	800	3,320
F&G Annuities & Life, Inc.	86	3,272
Redfin Corp.*	543	3,263
Uniti Group, Inc. REIT	1,108	3,235
Claros Mortgage Trust, Inc.	400	3,208
Merchants Bancorp	79	3,203
ConnectOne Bancorp, Inc.	168	3,174
Capitol Federal Financial, Inc.	575	3,157
Amerant Bancorp, Inc.	137	3,110
Community Trust Bancorp, Inc.	71	3,100
Diversified Healthcare Trust REIT	1,012	3,087
Patria Investments Ltd. — Class A	255	3,075
International Money Express, Inc.*	147	3,064
Univest Financial Corp.	134	3,059
Burke & Herbert Financial Services Corp.	60	3,059
ProAssurance Corp.*	250	3,055
Hudson Pacific Properties, Inc. REIT	634	3,050
Whitestone REIT — Class B	226	3,008
Old Second Bancorp, Inc.	202	2,992
Mercantile Bank Corp.	73	2,962
CrossFirst Bankshares, Inc.*	210	2,944
Summit Hotel Properties, Inc. REIT	486	2,911
First Community Bankshares, Inc.	79	2,910
Community Healthcare Trust, Inc. REIT	124	2,900
Tompkins Financial Corp.	59	2,885
Heritage Financial Corp.	159	2,867
Brightsphere Investment Group, Inc.	128	2,838
NB Bancorp, Inc.*	180	2,714
Gladstone Commercial Corp. REIT	186	2,654
Central Pacific Financial Corp.	124	2,629
NerdWallet, Inc. — Class A*	179	2,613
Eagle Bancorp, Inc.	137	2,589
Ambac Financial Group, Inc.*	201	2,577
Global Medical REIT, Inc.	281	2,551
Horizon Bancorp, Inc.	201	2,486
Independent Bank Corp.	92	2,484
TrustCo Bank Corporation NY	86	2,474
KKR Real Estate Finance Trust, Inc. REIT	272	2,462
CBL & Associates Properties, Inc. REIT	105	2,455
New York Mortgage Trust, Inc. REIT	420	2,453
Brookfield Business Corp. — Class A	120	2,450
Business First Bancshares, Inc.	112	2,437
Cambridge Bancorp	35	2,415
Heritage Commerce Corp.	276	2,401
Coastal Financial Corp.*	52	2,399
Equity Bancshares, Inc. — Class A	67	2,358
Farmland Partners, Inc. REIT	204	2,352
Universal Health Realty Income Trust REIT	60	2,348
Orrstown Financial Services, Inc.	85	2,326
Hanmi Financial Corp.	139	2,324
TPG RE Finance Trust, Inc. REIT	266	2,298
Amalgamated Financial Corp.	83	2,274
Alexander’s, Inc. REIT	10	2,249
Metrocity Bankshares, Inc.	85	2,244
Great Southern Bancorp, Inc.	40	2,224
Camden National Corp.	67	2,211
Midland States Bancorp, Inc.	97	2,197
Washington Trust Bancorp, Inc.	78	2,138
Gladstone Land Corp. REIT	156	2,136
Invesco Mortgage Capital, Inc. REIT	227	2,127
Farmers National Banc Corp.	169	2,111
World Acceptance Corp.*	17	2,101
United Fire Group, Inc.	97	2,085
Universal Insurance Holdings, Inc.	111	2,082
Root, Inc. — Class A*	40	2,064
Metropolitan Bank Holding Corp.*	49	2,062
Orchid Island Capital, Inc. REIT	246	2,052
HarborOne Bancorp, Inc.	184	2,048
HomeTrust Bancshares, Inc.	68	2,042
Republic Bancorp, Inc. — Class A	38	2,037
Southern Missouri Bancorp, Inc.	44	1,981
Arrow Financial Corp.	76	1,980
Peoples Financial Services Corp.	43	1,958
First Financial Corp.	53	1,955
CNB Financial Corp.	95	1,939
Tiptree, Inc. — Class A	117	1,929
LendingTree, Inc.*	46	1,913
Columbia Financial, Inc.*	127	1,901
Chatham Lodging Trust REIT	223	1,900
Northeast Bank	31	1,887
GCM Grosvenor, Inc. — Class A	192	1,874
Bar Harbor Bankshares	69	1,855
Diamond Hill Investment Group, Inc.	13	1,830
Capital City Bank Group, Inc.	64	1,820
Saul Centers, Inc. REIT	49	1,802
Peakstone Realty Trust REIT	169	1,791
Real Brokerage, Inc.*	441	1,791
Macatawa Bank Corp.	122	1,781
CTO Realty Growth, Inc. REIT	102	1,781
Five Star Bancorp	75	1,774
FRP Holdings, Inc.*	62	1,768
SmartFinancial, Inc.	74	1,752
Peapack-Gladstone Financial Corp.	77	1,744
One Liberty Properties, Inc. REIT	74	1,737
Northfield Bancorp, Inc.	182	1,725
Bit Digital, Inc.*,1	542	1,724
Selectquote, Inc.*	620	1,711

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
NET Lease Office Properties REIT	69	$1,699
Flushing Financial Corp.	128	1,683
Greenlight Capital Re Ltd. — Class A*	128	1,677
B Riley Financial, Inc.[1]	95	1,676
Ares Commercial Real Estate Corp. REIT	247	1,643
P10, Inc. — Class A	193	1,637
Alerus Financial Corp.	83	1,628
RMR Group, Inc. — Class A	72	1,627
Shore Bancshares, Inc.	142	1,626
Carter Bankshares, Inc.*	106	1,603
First Foundation, Inc.	242	1,585
Esquire Financial Holdings, Inc.	33	1,571
Hippo Holdings, Inc.*	91	1,564
Kearny Financial Corp.	254	1,562
Mid Penn Bancorp, Inc.	69	1,515
MidWestOne Financial Group, Inc.	67	1,507
Anywhere Real Estate, Inc.*	455	1,506
RBB Bancorp	79	1,486
South Plains Financial, Inc.	55	1,485
Community West Bancshares	78	1,443
Northrim BanCorp, Inc.	25	1,441
ACNB Corp.	38	1,378
Farmers & Merchants Bancorp Incorporated/Archbold OH	59	1,370
Sierra Bancorp	61	1,365
NewtekOne, Inc.	108	1,357
Financial Institutions, Inc.	70	1,352
West BanCorp, Inc.	75	1,343
Postal Realty Trust, Inc. — Class A REIT	100	1,333
First Business Financial Services, Inc.	36	1,332
Home Bancorp, Inc.	33	1,320
Hamilton Insurance Group Ltd. — Class B*	77	1,282
Orange County Bancorp, Inc.	24	1,269
Investors Title Co.	7	1,261
Hingham Institution For Savings	7	1,252
First Bank/Hamilton NJ	98	1,249
First Bancorp, Inc.	50	1,242
Citizens & Northern Corp.	69	1,234
HBT Financial, Inc.	59	1,205
Chicago Atlantic Real Estate Finance, Inc. REIT	78	1,198
Bank of Marin Bancorp	74	1,198
Legacy Housing Corp.*	52	1,193
American Coastal Insurance Corp.*	112	1,182
Guaranty Bancshares, Inc.	37	1,167
MBIA, Inc.*	207	1,136
FS Bancorp, Inc.	31	1,130
Third Coast Bancshares, Inc.*	53	1,127
James River Group Holdings Ltd.	145	1,121
Enterprise Bancorp, Inc.	45	1,120
Industrial Logistics Properties Trust REIT	302	1,111
Civista Bancshares, Inc.	71	1,100
Regional Management Corp.	38	1,092
Dave, Inc.*	36	1,091
Bridgewater Bancshares, Inc.*	93	1,080
Greene County Bancorp, Inc.	32	1,079
Southern States Bancshares, Inc.	39	1,058
Red River Bancshares, Inc.	22	1,056
Southern First Bancshares, Inc.*	36	1,053
First Internet Bancorp	38	1,027
Northeast Community Bancorp, Inc.	57	1,016
John Marshall Bancorp, Inc.	58	1,012
BayCom Corp.	49	997
First of Long Island Corp.	99	992
MVB Financial Corp.	53	988
Primis Financial Corp.	94	985
Unity Bancorp, Inc.	33	976
Waterstone Financial, Inc.	76	972
HomeStreet, Inc.	85	969
Fidelity D&D Bancorp, Inc.	22	964
Citizens Financial Services, Inc.	21	955
AFC Gamma, Inc. REIT	78	952
Timberland Bancorp, Inc.	35	948
ChoiceOne Financial Services, Inc.	33	945
Colony Bankcorp, Inc.	77	943
Orion Office REIT, Inc.	260	933
Donegal Group, Inc. — Class A	72	927
BRT Apartments Corp. REIT	52	908
Alpine Income Property Trust, Inc. REIT	58	902
City Office REIT, Inc.	181	901
Plumas Bancorp	25	899
Norwood Financial Corp.	35	888
AG Mortgage Investment Trust, Inc. REIT	133	883
Capital Bancorp, Inc.	43	881
Blue Foundry Bancorp*	96	871
Parke Bancorp, Inc.	49	853
Maiden Holdings Ltd.*	408	841
Ames National Corp.	41	840
PCB Bancorp	51	830
FVCBankcorp, Inc.*	76	830
Ponce Financial Group, Inc.*	90	823
NexPoint Diversified Real Estate Trust REIT	148	818
Middlefield Banc Corp.	34	818
AlTi Global, Inc.*	156	813
Oak Valley Bancorp	32	799
LCNB Corp.	57	793
Braemar Hotels & Resorts, Inc. REIT	305	778
Forge Global Holdings, Inc.*	531	775
California BanCorp*	36	774
Maui Land & Pineapple Company, Inc.*	35	772
National Bankshares, Inc.	27	764
Princeton Bancorp, Inc.	23	761
Bankwell Financial Group, Inc.	30	761
Southern California Bancorp*	56	754
Velocity Financial, Inc.*	42	753
Heritage Insurance Holdings, Inc.*	106	751
Seven Hills Realty Trust REIT	59	748
Provident Bancorp, Inc.*	73	744
BCB Bancorp, Inc.	69	733

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Atlanticus Holdings Corp.*	26	$733
Star Holdings*	60	724
Virginia National Bankshares Corp.	22	722
Angel Oak Mortgage REIT, Inc.	55	721
Chemung Financial Corp.	15	720
Onity Group, Inc.*	30	719
Granite Point Mortgage Trust, Inc. REIT	233	692
Franklin Street Properties Corp. REIT	452	692
ESSA Bancorp, Inc.	39	686
Silvercrest Asset Management Group, Inc. — Class A	44	686
First Financial Northwest, Inc.	32	676
RE/MAX Holdings, Inc. — Class A	83	672
Medallion Financial Corp.	87	668
Investar Holding Corp.	43	662
Paysign, Inc.*	153	659
Stratus Properties, Inc.*	26	656
LINKBANCORP, Inc.	103	630
First Western Financial, Inc.*	37	629
USCB Financial Holdings, Inc.	48	616
Peoples Bancorp of North Carolina, Inc.	21	613
Crawford & Co. — Class A	70	605
Bank7 Corp.	18	563
NI Holdings, Inc.*	36	551
Pioneer Bancorp, Inc.*	54	541
Nexpoint Real Estate Finance, Inc. REIT	38	521
Sterling Bancorp, Inc.*	99	518
Kingsway Financial Services, Inc.*	60	494
Sky Harbour Group Corp.*	53	490
Consumer Portfolio Services, Inc.*	39	382
Strawberry Fields REIT, Inc.	27	308
OppFi, Inc.	84	285
SWK Holdings Corp.*	15	255
Offerpad Solutions, Inc.*	48	212
GoHealth, Inc. — Class A*	21	204
Clipper Realty, Inc. REIT	55	199
Transcontinental Realty Investors, Inc.*	6	166
Roadzen, Inc.*	70	155
American Realty Investors, Inc.*	7	99
Total Financial		2,612,716
Industrial - 9.6%
Fabrinet*	169	41,370
Applied Industrial Technologies, Inc.	178	34,532
Fluor Corp.*	791	34,448
UFP Industries, Inc.	280	31,360
SPX Technologies, Inc.*	209	29,707
Mueller Industries, Inc.	518	29,495
Chart Industries, Inc.*	196	28,291
Novanta, Inc.*	166	27,076
Casella Waste Systems, Inc. — Class A*	265	26,293
Badger Meter, Inc.	136	25,344
NEXTracker, Inc. — Class A*	540	25,315
Modine Manufacturing Co.*	239	23,945
Federal Signal Corp.	279	23,344
Watts Water Technologies, Inc. — Class A	127	23,288
Atkore, Inc.	170	22,938
Dycom Industries, Inc.*	132	22,276
Exponent, Inc.	234	22,258
Moog, Inc. — Class A	132	22,084
AeroVironment, Inc.*	121	22,041
GATX Corp.	165	21,840
Boise Cascade Co.	183	21,817
Itron, Inc.*	213	21,078
Matson, Inc.	158	20,693
Summit Materials, Inc. — Class A*	561	20,538
Franklin Electric Company, Inc.	210	20,227
Zurn Elkay Water Solutions Corp.	674	19,816
EnerSys	185	19,151
CSW Industrials, Inc.	72	19,102
Advanced Energy Industries, Inc.	173	18,815
Arcosa, Inc.	225	18,767
Knife River Corp.*	263	18,447
Scorpio Tankers, Inc.	217	17,640
Belden, Inc.	188	17,634
Terex Corp.	309	16,946
Sanmina Corp.*	254	16,827
Sterling Infrastructure, Inc.*	140	16,568
Cactus, Inc. — Class A	303	15,980
Kadant, Inc.	54	15,864
Golar LNG Ltd.	458	14,358
RXO, Inc.*	540	14,121
Enpro, Inc.	97	14,120
John Bean Technologies Corp.	147	13,961
Kratos Defense & Security Solutions, Inc.*	685	13,707
Vishay Intertechnology, Inc.	585	13,046
Hillenbrand, Inc.	325	13,007
Plexus Corp.*	126	13,001
Mueller Water Products, Inc. — Class A	720	12,902
Granite Construction, Inc.	204	12,642
ESCO Technologies, Inc.	120	12,605
Primoris Services Corp.	248	12,373
Frontdoor, Inc.*	364	12,299
Albany International Corp. — Class A	145	12,245
Hub Group, Inc. — Class A	283	12,183
ArcBest Corp.	109	11,672
AAR Corp.*	160	11,632
Griffon Corp.	179	11,431
Trinity Industries, Inc.	379	11,340
Bloom Energy Corp. — Class A*,1	921	11,273
Atmus Filtration Technologies, Inc.*	388	11,167
International Seaways, Inc.	187	11,057
Construction Partners, Inc. — Class A*	199	10,987
Enovix Corp.*,1	688	10,636
AZZ, Inc.	136	10,506
Werner Enterprises, Inc.	293	10,498
MYR Group, Inc.*	77	10,450
OSI Systems, Inc.*	75	10,314
Materion Corp.	95	10,272

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Mirion Technologies, Inc.*	926	$9,945
Energizer Holdings, Inc.	333	9,837
Gibraltar Industries, Inc.*	142	9,734
Enerpac Tool Group Corp.	252	9,622
Joby Aviation, Inc.*,1	1,862	9,496
TTM Technologies, Inc.*	468	9,093
Barnes Group, Inc.	215	8,903
Standex International Corp.	54	8,702
Leonardo DRS, Inc.*	341	8,699
Tennant Co.	88	8,663
Kennametal, Inc.	367	8,639
Masterbrand, Inc.*	587	8,617
Napco Security Technologies, Inc.	163	8,468
Janus International Group, Inc.*	657	8,298
Alamo Group, Inc.	47	8,131
Hillman Solutions Corp.*	910	8,054
O-I Glass, Inc.*	718	7,991
Golden Ocean Group Ltd.	564	7,783
Rocket Lab USA, Inc.*	1,612	7,738
Teekay Tankers Ltd. — Class A	111	7,638
Helios Technologies, Inc.	154	7,354
SFL Corporation Ltd.	522	7,245
DHT Holdings, Inc.	625	7,231
CTS Corp.	141	7,139
Knowles Corp.*	409	7,059
World Kinect Corp.	273	7,043
Greenbrier Companies, Inc.	142	7,036
Worthington Enterprises, Inc.	146	6,910
Mercury Systems, Inc.*	254	6,855
Dorian LPG Ltd.	160	6,714
Greif, Inc. — Class A	115	6,609
Montrose Environmental Group, Inc.*	147	6,550
Benchmark Electronics, Inc.	165	6,511
Aspen Aerogels, Inc.*	270	6,440
Apogee Enterprises, Inc.	101	6,346
Lindsay Corp.	51	6,267
Powell Industries, Inc.	43	6,166
NV5 Global, Inc.*	66	6,136
Ichor Holdings Ltd.*	151	5,821
American Woodmark Corp.*	73	5,738
IES Holdings, Inc.*	39	5,434
JELD-WEN Holding, Inc.*	398	5,361
Tecnoglass, Inc.	104	5,219
Marten Transport Ltd.	269	4,963
TriMas Corp.	188	4,805
Thermon Group Holdings, Inc.*	154	4,737
Triumph Group, Inc.*	299	4,607
Columbus McKinnon Corp.	132	4,559
Tutor Perini Corp.*	200	4,356
Ardmore Shipping Corp.	192	4,326
NuScale Power Corp.*,1	359	4,197
Argan, Inc.	57	4,170
Genco Shipping & Trading Ltd.	195	4,156
Cadre Holdings, Inc.	121	4,061
Metallus, Inc.*	198	4,013
CECO Environmental Corp.*	135	3,895
FLEX LNG Ltd.	141	3,813
Archer Aviation, Inc. — Class A*	1,081	3,805
Nordic American Tankers Ltd.	944	3,757
Hyster-Yale, Inc.	53	3,696
American Superconductor Corp.*	158	3,696
Proto Labs, Inc.*	119	3,676
Ducommun, Inc.*	63	3,658
Clearwater Paper Corp.*	75	3,635
Gorman-Rupp Co.	97	3,561
Energy Recovery, Inc.*	263	3,495
Vicor Corp.*	104	3,449
PureCycle Technologies, Inc.*,1	571	3,380
Sturm Ruger & Company, Inc.	79	3,290
Air Transport Services Group, Inc.*	237	3,287
Costamare, Inc.	199	3,270
Enviri Corp.*	367	3,167
Astec Industries, Inc.	106	3,144
Bel Fuse, Inc. — Class B	48	3,132
Smith & Wesson Brands, Inc.	211	3,026
ChargePoint Holdings, Inc.*	1,798	2,715
Insteel Industries, Inc.	87	2,694
Great Lakes Dredge & Dock Corp.*	305	2,678
Limbach Holdings, Inc.*	47	2,676
Astronics Corp.*	133	2,664
Heartland Express, Inc.	216	2,663
DXP Enterprises, Inc.*	58	2,659
Ryerson Holding Corp.	135	2,633
Kimball Electronics, Inc.*	113	2,484
Standard BioTools, Inc.*	1,397	2,473
Teekay Corp.*	265	2,377
nLight, Inc.*	213	2,328
Olympic Steel, Inc.	51	2,286
Myers Industries, Inc.	170	2,275
Ardagh Metal Packaging S.A.	669	2,275
Xometry, Inc. — Class A*	195	2,254
Forward Air Corp.	116	2,209
SmartRent, Inc.*	895	2,139
Pactiv Evergreen, Inc.	187	2,117
Mesa Laboratories, Inc.	24	2,082
LSB Industries, Inc.*	247	2,020
Stoneridge, Inc.*	126	2,011
Bowman Consulting Group Ltd.*	62	1,971
Overseas Shipholding Group, Inc. — Class A	226	1,917
LSI Industries, Inc.	130	1,881
Manitowoc Company, Inc.*	161	1,856
Covenant Logistics Group, Inc. — Class A	37	1,824
National Presto Industries, Inc.	24	1,803
Safe Bulkers, Inc.	292	1,699
Allient, Inc.	67	1,693
NVE Corp.	22	1,643
Evolv Technologies Holdings, Inc.*	605	1,543
Northwest Pipe Co.*	45	1,529
Eastman Kodak Co.*	280	1,506
Luxfer Holdings plc	124	1,437
Applied Optoelectronics, Inc.*	171	1,418
CryoPort, Inc.*	201	1,389
Greif, Inc. — Class B	22	1,375
Orion Group Holdings, Inc.*	142	1,350
Graham Corp.*	47	1,324
FARO Technologies, Inc.*	82	1,312
Universal Logistics Holdings, Inc.	32	1,299
Ranpak Holdings Corp.*	199	1,280
Himalaya Shipping Ltd.*	138	1,264

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Centuri Holdings, Inc.*	63	$1,227
Park Aerospace Corp.	86	1,176
GrafTech International Ltd.*	1,199	1,163
Pangaea Logistics Solutions Ltd.	145	1,135
Turtle Beach Corp.*	79	1,133
Sight Sciences, Inc.*	163	1,087
AerSale Corp.*	155	1,073
Park-Ohio Holdings Corp.	40	1,036
MicroVision, Inc.*	956	1,013
Mayville Engineering Company, Inc.*	59	983
Willis Lease Finance Corp.	14	970
Net Power, Inc.*	98	963
LanzaTech Global, Inc.*	518	958
Karat Packaging, Inc.	32	946
Radiant Logistics, Inc.*	165	939
Gencor Industries, Inc.*	48	928
Pure Cycle Corp.*	96	917
LB Foster Co. — Class A*	42	904
Iteris, Inc.*	197	853
GoPro, Inc. — Class A*	580	824
Omega Flex, Inc.	16	820
Byrna Technologies, Inc.*	80	798
Mistras Group, Inc.*	96	796
Redwire Corp.*	104	746
Virgin Galactic Holdings, Inc.*	87	733
Quest Resource Holding Corp.*	80	704
AMMO, Inc.*	415	697
Arq, Inc.*	114	692
Concrete Pumping Holdings, Inc.*	110	661
Bel Fuse, Inc. — Class A	8	647
NN, Inc.*	213	639
Twin Disc, Inc.	52	613
Eastern Co.	24	611
Tredegar Corp.*	123	589
Perma-Fix Environmental Services, Inc.*	58	588
Smith-Midland Corp.*	21	582
Latham Group, Inc.*	188	570
908 Devices, Inc.*	110	566
Core Molding Technologies, Inc.*	35	558
Ultralife Corp.*	47	499
Taylor Devices, Inc.*	11	495
PAM Transportation Services, Inc.*	28	486
Caesarstone Ltd.*	96	480
Intuitive Machines, Inc.*	132	436
VirTra, Inc.*	49	377
374Water, Inc.*	303	364
Eve Holding, Inc.*	82	332
NL Industries, Inc.	39	235
Southland Holdings, Inc.*	47	215
Bridger Aerospace Group Holdings, Inc.*	42	157
Amprius Technologies, Inc.*	65	82
Solidion Technology, Inc.*	41	23
Total Industrial		1,793,021
Consumer, Cyclical - 6.7%
Abercrombie & Fitch Co. — Class A*	233	41,437
Meritage Homes Corp.	166	26,867
Beacon Roofing Supply, Inc.*	295	26,698
Taylor Morrison Home Corp. — Class A*	481	26,667
Installed Building Products, Inc.	111	22,830
KB Home	312	21,896
Asbury Automotive Group, Inc.*	94	21,420
FirstCash Holdings, Inc.	181	18,983
Group 1 Automotive, Inc.	61	18,134
Academy Sports & Outdoors, Inc.	335	17,839
Signet Jewelers Ltd.	198	17,737
Boot Barn Holdings, Inc.*	137	17,663
Kontoor Brands, Inc.	258	17,067
Skyline Champion Corp.*	249	16,870
American Eagle Outfitters, Inc.	845	16,866
Tri Pointe Homes, Inc.*	433	16,129
Shake Shack, Inc. — Class A*	176	15,840
M/I Homes, Inc.*	125	15,267
SkyWest, Inc.*	184	15,101
Goodyear Tire & Rubber Co.*	1,320	14,982
GMS, Inc.*	185	14,913
Brinker International, Inc.*	204	14,768
Steven Madden Ltd.	336	14,213
Hilton Grand Vacations, Inc.*	342	13,827
Sweetgreen, Inc. — Class A*	458	13,804
Cavco Industries, Inc.*	39	13,501
Visteon Corp.*	126	13,444
Resideo Technologies, Inc.*	677	13,242
Red Rock Resorts, Inc. — Class A	228	12,524
Urban Outfitters, Inc.*	297	12,192
UniFirst Corp.	70	12,007
LCI Industries	115	11,889
Rush Enterprises, Inc. — Class A	282	11,807
Six Flags Entertainment Corp.	339	11,234
Dorman Products, Inc.*	122	11,161
Cinemark Holdings, Inc.*	511	11,048
Patrick Industries, Inc.	100	10,855
Aurora Innovation, Inc.*	3,895	10,789
International Game Technology plc	527	10,782
Century Communities, Inc.	131	10,697
Adient plc*	421	10,403
Vista Outdoor, Inc.*	270	10,165
Topgolf Callaway Brands Corp.*	657	10,052
HNI Corp.	218	9,814
Foot Locker, Inc.	386	9,619
Fox Factory Holding Corp.*	196	9,445
PriceSmart, Inc.	116	9,419
Atlanta Braves Holdings, Inc. — Class C*	232	9,150
United Parks & Resorts, Inc.*	165	8,961
Cheesecake Factory, Inc.	224	8,801
MillerKnoll, Inc.	331	8,768
LGI Homes, Inc.*	97	8,681
JetBlue Airways Corp.*	1,419	8,642
Acushnet Holdings Corp.	134	8,506
Sonos, Inc.*	571	8,428
Green Brick Partners, Inc.*	146	8,357
Phinia, Inc.	210	8,266
OPENLANE, Inc.*	497	8,245
Hanesbrands, Inc.*	1,637	8,070
Blue Bird Corp.*	149	8,023
La-Z-Boy, Inc.	199	7,419

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Dana, Inc.	605	$7,333
Papa John’s International, Inc.	154	7,235
Gentherm, Inc.*	146	7,201
Winnebago Industries, Inc.	132	7,154
OneSpaWorld Holdings Ltd.*	465	7,147
Bloomin’ Brands, Inc.	366	7,038
Oxford Industries, Inc.	69	6,910
H&E Equipment Services, Inc.	149	6,581
Warby Parker, Inc. — Class A*	404	6,488
ODP Corp.*	165	6,480
Victoria’s Secret & Co.*	364	6,432
AMC Entertainment Holdings, Inc. — Class A*	1,288	6,414
Madison Square Garden Entertainment Corp.*	181	6,196
Dave & Buster’s Entertainment, Inc.*	153	6,091
REV Group, Inc.	238	5,924
VSE Corp.	63	5,562
Steelcase, Inc. — Class A	429	5,560
Caleres, Inc.	158	5,309
Peloton Interactive, Inc. — Class A*	1,567	5,296
Buckle, Inc.	143	5,282
Sally Beauty Holdings, Inc.*	484	5,193
Life Time Group Holdings, Inc.*	273	5,141
ScanSource, Inc.*	116	5,140
G-III Apparel Group Ltd.*	187	5,062
MRC Global, Inc.*	390	5,035
Wolverine World Wide, Inc.	368	4,975
Winmark Corp.	14	4,937
Lions Gate Entertainment Corp. — Class B*	564	4,834
National Vision Holdings, Inc.*	361	4,725
Hibbett, Inc.	54	4,709
indie Semiconductor, Inc. — Class A*	760	4,689
Sabre Corp.*	1,742	4,651
Jack in the Box, Inc.	91	4,636
Wabash National Corp.	207	4,521
Vizio Holding Corp. — Class A*,1	412	4,450
Cracker Barrel Old Country Store, Inc.	102	4,300
XPEL, Inc.*	117	4,160
Monarch Casino & Resort, Inc.	61	4,156
Arhaus, Inc.	237	4,015
Interface, Inc. — Class A	266	3,905
Global Business Travel Group I*	581	3,835
Beazer Homes USA, Inc.*	137	3,765
American Axle & Manufacturing Holdings, Inc.*	533	3,726
Sonic Automotive, Inc. — Class A	67	3,649
BlueLinx Holdings, Inc.*	39	3,631
Allegiant Travel Co. — Class A	72	3,617
Camping World Holdings, Inc. — Class A	196	3,500
Leslie’s, Inc.*	833	3,490
PC Connection, Inc.	54	3,467
Rush Street Interactive, Inc.*	352	3,376
Dream Finders Homes, Inc. — Class A*	130	3,357
IMAX Corp.*	199	3,337
Malibu Boats, Inc. — Class A*	94	3,294
Hovnanian Enterprises, Inc. — Class A*	23	3,264
MarineMax, Inc.*	100	3,237
Everi Holdings, Inc.*	366	3,074
Shoe Carnival, Inc.	83	3,062
BJ’s Restaurants, Inc.*	88	3,054
Ethan Allen Interiors, Inc.	106	2,956
Hawaiian Holdings, Inc.*	236	2,934
Golden Entertainment, Inc.	94	2,924
Forestar Group, Inc.*	88	2,815
Miller Industries, Inc.	51	2,806
Standard Motor Products, Inc.	100	2,773
A-Mark Precious Metals, Inc.	81	2,622
Lions Gate Entertainment Corp. — Class A*	276	2,600
Dine Brands Global, Inc.	71	2,570
Accel Entertainment, Inc.*	243	2,493
First Watch Restaurant Group, Inc.*	141	2,476
Douglas Dynamics, Inc.	105	2,457
Portillo’s, Inc. — Class A*	250	2,430
Nu Skin Enterprises, Inc. — Class A	230	2,424
Daktronics, Inc.*	171	2,385
Arko Corp.	373	2,339
Luminar Technologies, Inc.*,1	1,553	2,314
Sun Country Airlines Holdings, Inc.*	183	2,298
Super Group SGHC Ltd.	694	2,242
Clean Energy Fuels Corp.*	791	2,112
Chuy’s Holdings, Inc.*	80	2,074
Global Industrial Co.	63	1,976
Atlanta Braves Holdings, Inc. — Class A*	47	1,943
Spirit Airlines, Inc.[1]	508	1,859
Shyft Group, Inc.	156	1,850
Hudson Technologies, Inc.*	206	1,811
RCI Hospitality Holdings, Inc.	40	1,742
Movado Group, Inc.	70	1,740
Xponential Fitness, Inc. — Class A*	111	1,732
Titan International, Inc.*	231	1,712
Xperi, Inc.*	208	1,708
Kura Sushi USA, Inc. — Class A*	27	1,703
Haverty Furniture Companies, Inc.	67	1,694
America’s Car-Mart, Inc.*	28	1,686
Denny’s Corp.*	236	1,676
Methode Electronics, Inc.	157	1,625
Rush Enterprises, Inc. — Class B	41	1,609
Lindblad Expeditions Holdings, Inc.*	164	1,583
Titan Machinery, Inc.*	96	1,526
OneWater Marine, Inc. — Class A*	55	1,516
Build-A-Bear Workshop, Inc. — Class A	60	1,516
Lovesac Co.*	66	1,490
Zumiez, Inc.*	76	1,480
MasterCraft Boat Holdings, Inc.*	78	1,473
Petco Health & Wellness Company, Inc.*	385	1,455
El Pollo Loco Holdings, Inc.*	125	1,414
Funko, Inc. — Class A*	142	1,386

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Designer Brands, Inc. — Class A	195	$1,332
Bally’s Corp.*	111	1,329
Savers Value Village, Inc.*	108	1,322
Genesco, Inc.*	50	1,293
Marcus Corp.	111	1,262
Rocky Brands, Inc.	34	1,257
Blink Charging Co.*	446	1,222
iRobot Corp.*,1	132	1,203
Solid Power, Inc.*	722	1,191
EVgo, Inc.*,1	467	1,144
Superior Group of Companies, Inc.	60	1,135
Hyliion Holdings Corp.*	653	1,058
Potbelly Corp.*	127	1,020
Cooper-Standard Holdings, Inc.*	78	970
Frontier Group Holdings, Inc.*,1	195	961
Sleep Number Corp.*	100	957
Clarus Corp.	141	949
Tile Shop Holdings, Inc.*	133	922
Destination XL Group, Inc.*	248	903
Weyco Group, Inc.	28	849
Citi Trends, Inc.*	37	787
Wheels Up Experience, Inc.*	415	784
Vera Bradley, Inc.*	124	776
Holley, Inc.*	216	773
Johnson Outdoors, Inc. — Class A	22	770
J Jill, Inc.	22	769
Landsea Homes Corp.*	83	763
Full House Resorts, Inc.*	152	760
SES AI Corp.*	603	754
Commercial Vehicle Group, Inc.*	152	745
Reservoir Media, Inc.*	90	711
Hooker Furnishings Corp.	49	709
Hamilton Beach Brands Holding Co. — Class A	40	688
Virco Manufacturing Corp.	48	669
JAKKS Pacific, Inc.*	37	663
Flexsteel Industries, Inc.	21	652
Livewire Group, Inc.*	84	643
Escalade, Inc.	46	634
ThredUp, Inc. — Class A*	364	619
Canoo, Inc.*	275	586
Biglari Holdings, Inc. — Class B*	3	580
GrowGeneration Corp.*	269	578
Lifetime Brands, Inc.	58	498
EVI Industries, Inc.	24	454
Torrid Holdings, Inc.*	57	427
Tilly’s, Inc. — Class A*	69	416
Marine Products Corp.	41	414
ONE Group Hospitality, Inc.*	96	408
Traeger, Inc.*	158	379
Purple Innovation, Inc.*	263	274
Aeva Technologies, Inc.*	106	267
CompX International, Inc.	7	173
United Homes Group, Inc.*	24	137
Qurate Retail, Inc. — Class B*	5	21
Total Consumer, Cyclical		1,262,335
Technology - 6.0%
SPS Commerce, Inc.*	172	32,365
Rambus, Inc.*	504	29,615
Altair Engineering, Inc. — Class A*	265	25,991
Insight Enterprises, Inc.*	129	25,588
CommVault Systems, Inc.*	202	24,557
Qualys, Inc.*	172	24,527
Varonis Systems, Inc.*	511	24,513
Maximus, Inc.	283	24,253
Tenable Holdings, Inc.*	546	23,795
ExlService Holdings, Inc.*	728	22,830
FormFactor, Inc.*	359	21,730
Axcelis Technologies, Inc.*	151	21,471
Verra Mobility Corp.*	771	20,971
ACI Worldwide, Inc.*	489	19,359
ASGN, Inc.*	209	18,428
Power Integrations, Inc.	262	18,390
Box, Inc. — Class A*	652	17,239
Workiva, Inc.*,1	234	17,080
Impinj, Inc.*	105	16,461
Silicon Laboratories, Inc.*	147	16,263
Synaptics, Inc.*	181	15,964
Diodes, Inc.*	211	15,177
Envestnet, Inc.*	235	14,709
Blackbaud, Inc.*	191	14,548
Zeta Global Holdings Corp. — Class A*	762	13,449
BlackLine, Inc.*	267	12,936
ACV Auctions, Inc. — Class A*	685	12,501
Kulicke & Soffa Industries, Inc.	254	12,494
Rapid7, Inc.*	287	12,407
Clearwater Analytics Holdings, Inc. — Class A*	649	12,019
Veeco Instruments, Inc.*	257	12,005
Freshworks, Inc. — Class A*	944	11,979
WNS Holdings Ltd.*	215	11,288
C3.ai, Inc. — Class A*,1	383	11,092
Progress Software Corp.	199	10,798
Agilysys, Inc.*	102	10,622
SiTime Corp.*	85	10,572
DigitalOcean Holdings, Inc.*	304	10,564
Evolent Health, Inc. — Class A*	535	10,229
Ultra Clean Holdings, Inc.*	205	10,045
AvidXchange Holdings, Inc.*	805	9,708
Ambarella, Inc.*	176	9,495
PagerDuty, Inc.*	413	9,470
Braze, Inc. — Class A*	242	9,399
Verint Systems, Inc.*	286	9,209
Vertex, Inc. — Class A*	251	9,049
NCR Atleos Corp.*	334	9,025
Semtech Corp.*	300	8,964
NCR Voyix Corp.*	674	8,324
Privia Health Group, Inc.*	473	8,221
Sprout Social, Inc. — Class A*	229	8,171
Clear Secure, Inc. — Class A	407	7,615
MaxLinear, Inc. — Class A*	366	7,371
PAR Technology Corp.*	156	7,346
Donnelley Financial Solutions, Inc.*	121	7,214
Cohu, Inc.*	214	7,083
Photronics, Inc.*	285	7,031
Everbridge, Inc.*	193	6,753
Intapp, Inc.*	181	6,637
IonQ, Inc.*,1	919	6,461
Xerox Holdings Corp.	539	6,263
PowerSchool Holdings, Inc. — Class A*	276	6,180
AvePoint, Inc.*	588	6,127
PROS Holdings, Inc.*	212	6,074

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Zuora, Inc. — Class A*	600	$5,958
NetScout Systems, Inc.*	320	5,853
Alkami Technology, Inc.*	204	5,810
Appian Corp. — Class A*	187	5,771
Jamf Holding Corp.*	344	5,676
CSG Systems International, Inc.	137	5,640
Adeia, Inc.	504	5,637
SMART Global Holdings, Inc.*	238	5,443
ACM Research, Inc. — Class A*	236	5,442
Matterport, Inc.*	1,213	5,422
PDF Solutions, Inc.*	144	5,239
SoundHound AI, Inc. — Class A*,1	1,315	5,194
Asana, Inc. — Class A*	368	5,148
N-able, Inc.*	331	5,041
Phreesia, Inc.*	236	5,003
Schrodinger Incorporated/United States*	258	4,990
Sapiens International Corporation N.V.	143	4,852
Diebold Nixdorf, Inc.*	117	4,502
Fastly, Inc. — Class A*	597	4,400
Alpha & Omega Semiconductor Ltd.*	107	3,999
PubMatic, Inc. — Class A*	194	3,940
Digi International, Inc.*	165	3,783
Pitney Bowes, Inc.	744	3,780
Alignment Healthcare, Inc.*	464	3,628
Simulations Plus, Inc.	74	3,598
E2open Parent Holdings, Inc.*	791	3,552
GigaCloud Technology, Inc. — Class A*	109	3,316
Integral Ad Science Holding Corp.*	335	3,256
Amplitude, Inc. — Class A*	354	3,151
SolarWinds Corp.	252	3,037
NextNav, Inc.*	348	2,822
Grid Dynamics Holdings, Inc.*	265	2,785
MeridianLink, Inc.*	125	2,670
BigCommerce Holdings, Inc.*	327	2,636
Ibotta, Inc. — Class A*	35	2,631
Yext, Inc.*	486	2,600
Vimeo, Inc.*	686	2,559
Blend Labs, Inc. — Class A*	1,069	2,523
Conduent, Inc.*	747	2,435
Mitek Systems, Inc.*	214	2,393
Instructure Holdings, Inc.*	102	2,388
Daily Journal Corp.*	6	2,367
Navitas Semiconductor Corp.*	584	2,295
Corsair Gaming, Inc.*	207	2,285
SEMrush Holdings, Inc. — Class A*	168	2,249
OneSpan, Inc.*	175	2,243
Digimarc Corp.*	70	2,171
Olo, Inc. — Class A*	485	2,144
PlayAGS, Inc.*	182	2,093
CEVA, Inc.*	108	2,083
Ouster, Inc.*	200	1,966
Bandwidth, Inc. — Class A*	114	1,924
Enfusion, Inc. — Class A*	224	1,908
Innodata, Inc.*	125	1,854
3D Systems Corp.*	590	1,811
Cantaloupe, Inc.*	271	1,789
Health Catalyst, Inc.*	271	1,732
Vishay Precision Group, Inc.*	56	1,705
Weave Communications, Inc.*	181	1,633
Planet Labs PBC*	781	1,453
Aehr Test Systems*	128	1,430
Consensus Cloud Solutions, Inc.*	83	1,426
Definitive Healthcare Corp.*	247	1,349
American Software, Inc. — Class A	146	1,333
Immersion Corp.	140	1,317
Thoughtworks Holding, Inc.*	463	1,315
Talkspace, Inc.*	569	1,309
Red Violet, Inc.*	51	1,295
Cricut, Inc. — Class A1	214	1,282
Unisys Corp.*	305	1,260
iLearningEngines Holdings, Inc.*	136	1,235
Domo, Inc. — Class B*	157	1,212
8x8, Inc.*	542	1,203
Climb Global Solutions, Inc.	19	1,193
EverCommerce, Inc.*	99	1,087
Telos Corp.*	261	1,049
SkyWater Technology, Inc.*	126	964
Arteris, Inc.*	128	961
Inspired Entertainment, Inc.*	102	933
Asure Software, Inc.*	110	924
Rackspace Technology, Inc.*	310	924
Outbrain, Inc.*	179	891
Playstudios, Inc.*	408	845
ReposiTrak, Inc.	54	826
CS Disco, Inc.*	136	811
ON24, Inc.*	128	769
Rimini Street, Inc.*	246	755
Digital Turbine, Inc.*	444	737
BigBear.ai Holdings, Inc.*	471	711
Viant Technology, Inc. — Class A*	72	711
Rigetti Computing, Inc.*	655	701
IBEX Holdings Ltd.*	42	680
Richardson Electronics Ltd.	57	678
QuickLogic Corp.*	64	665
eGain Corp.*	94	593
Porch Group, Inc.*	358	541
Cerence, Inc.*	191	541
Everspin Technologies, Inc.*	90	539
TTEC Holdings, Inc.	91	535
Kaltura, Inc.*	445	534
Rekor Systems, Inc.*	329	510
D-Wave Quantum, Inc.*	406	463
WM Technology, Inc.*	387	402
Golden Matrix Group, Inc.*	92	227
GCT Semiconductor Holding, Inc.*	35	182
System1, Inc.*	108	164
Airship AI Holdings, Inc.*	14	50
Total Technology		1,124,284
Energy - 3.8%
ChampionX Corp.	884	29,358
Murphy Oil Corp.	672	27,713
Equitrans Midstream Corp.	2,013	26,129
Noble Corporation plc	530	23,665
SM Energy Co.	530	22,912
PBF Energy, Inc. — Class A	481	22,136
Valaris Ltd.*	291	21,680
Tidewater, Inc.*	226	21,518

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Magnolia Oil & Gas Corp. — Class A	802	$20,323
Patterson-UTI Energy, Inc.	1,849	19,156
Transocean Ltd.*	3,378	18,072
Seadrill Ltd.*	345	17,768
Northern Oil and Gas, Inc.	459	17,061
California Resources Corp.	320	17,030
CNX Resources Corp.*	694	16,864
Helmerich & Payne, Inc.	448	16,191
Liberty Energy, Inc. — Class A	748	15,626
Warrior Met Coal, Inc.	240	15,065
Archrock, Inc.	715	14,457
Alpha Metallurgical Resources, Inc.	51	14,307
CONSOL Energy, Inc.*	136	13,876
Peabody Energy Corp.	593	13,117
Arch Resources, Inc.	81	12,331
Sunrun, Inc.*	1,013	12,014
Kosmos Energy Ltd.*	2,167	12,005
Oceaneering International, Inc.*	468	11,073
Expro Group Holdings N.V.*	439	10,062
Gulfport Energy Corp.*	60	9,060
Sitio Royalties Corp. — Class A	383	9,043
Talos Energy, Inc.*	685	8,323
Helix Energy Solutions Group, Inc.*	667	7,964
Diamond Offshore Drilling, Inc.*	474	7,342
Kinetik Holdings, Inc. — Class A	177	7,335
Delek US Holdings, Inc.	294	7,279
Array Technologies, Inc.*	707	7,254
Borr Drilling Ltd.*	1,098	7,082
DNOW, Inc.*	500	6,865
Plug Power, Inc.*	2,923	6,810
Par Pacific Holdings, Inc.*	265	6,691
Atlas Energy Solutions, Inc.	315	6,278
Vital Energy, Inc.*	132	5,916
US Silica Holdings, Inc.*	352	5,438
Crescent Energy Co. — Class A	443	5,250
Shoals Technologies Group, Inc. — Class A*	795	4,961
Fluence Energy, Inc.*	282	4,890
Green Plains, Inc.*	295	4,679
Select Water Solutions, Inc. — Class A	423	4,526
Comstock Resources, Inc.	428	4,443
Core Laboratories, Inc.	217	4,403
NextDecade Corp.*	536	4,256
CVR Energy, Inc.	158	4,230
Bristow Group, Inc.*	114	3,822
SunCoke Energy, Inc.	388	3,802
SilverBow Resources, Inc.*	99	3,745
ProPetro Holding Corp.*	420	3,641
Sable Offshore Corp.*	234	3,526
REX American Resources Corp.*	71	3,237
Newpark Resources, Inc.*	384	3,191
VAALCO Energy, Inc.	483	3,028
Nabors Industries Ltd.*	42	2,989
Diversified Energy Company plc	218	2,941
Dril-Quip, Inc.*	158	2,939
Sunnova Energy International, Inc.*,1	503	2,807
Vitesse Energy, Inc.	116	2,749
Kodiak Gas Services, Inc.	93	2,535
RPC, Inc.	394	2,463
Berry Corp.	355	2,293
TETRA Technologies, Inc.*	582	2,014
Aris Water Solutions, Inc. — Class A	124	1,943
SandRidge Energy, Inc.	149	1,927
Montauk Renewables, Inc.*	306	1,744
Granite Ridge Resources, Inc.	244	1,545
Ramaco Resources, Inc. — Class A	123	1,531
SEACOR Marine Holdings, Inc.*	113	1,524
Riley Exploration Permian, Inc.	53	1,500
Excelerate Energy, Inc. — Class A	81	1,493
FuelCell Energy, Inc.*,1	2,101	1,342
DMC Global, Inc.*	91	1,312
Oil States International, Inc.*	284	1,261
Amplify Energy Corp.*	182	1,234
Matrix Service Co.*	122	1,212
SunPower Corp. — Class A*,1	407	1,205
Ring Energy, Inc.*	686	1,159
Natural Gas Services Group, Inc.*	50	1,006
Solaris Oilfield Infrastructure, Inc. — Class A	116	995
W&T Offshore, Inc.	457	978
HighPeak Energy, Inc.[1]	67	942
Forum Energy Technologies, Inc.*	54	910
Hallador Energy Co.*	116	901
Freyr Battery, Inc.*	519	882
TPI Composites, Inc.*	214	854
Ranger Energy Services, Inc.	77	810
Stem, Inc.*,1	703	780
ProFrac Holding Corp. — Class A*	103	763
Evolution Petroleum Corp.	142	748
FutureFuel Corp.	121	621
ASP Isotopes, Inc.*	184	563
NACCO Industries, Inc. — Class A	19	526
Geospace Technologies Corp.*	58	521
Aemetis, Inc.*	168	506
Energy Vault Holdings, Inc.*	477	453
Mammoth Energy Services, Inc.*	113	371
Empire Petroleum Corp.*	65	335
PrimeEnergy Resources Corp.*	3	319
Ramaco Resources, Inc. — Class B	23	250
Drilling Tools International Corp.*	44	247
Prairie Operating Co.*	19	206
SolarMax Technology, Inc.*	24	79
Verde Clean Fuels, Inc.*	15	62
Total Energy		721,109
Communications - 2.3%
Credo Technology Group Holding Ltd.*	590	18,845
Hims & Hers Health, Inc.*	879	17,747
Q2 Holdings, Inc.*	273	16,470
InterDigital, Inc.	117	13,638
Squarespace, Inc. — Class A*	281	12,260
Perficient, Inc.*	161	12,041
Ziff Davis, Inc.*	211	11,616

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Cogent Communications Holdings, Inc.	204	$11,514
TEGNA, Inc.	816	11,375
Yelp, Inc. — Class A*	304	11,233
Cargurus, Inc.*	409	10,716
DigitalBridge Group, Inc.	736	10,083
EchoStar Corp. — Class A*	564	10,045
Calix, Inc.*	272	9,637
Telephone & Data Systems, Inc.	457	9,474
Cable One, Inc.	26	9,204
ePlus, Inc.*	122	8,989
Extreme Networks, Inc.*	582	7,828
Magnite, Inc.*	583	7,748
Viasat, Inc.*	562	7,137
Viavi Solutions, Inc.*	1,020	7,007
AST SpaceMobile, Inc.*	546	6,339
Upwork, Inc.*	577	6,203
Harmonic, Inc.*	512	6,026
Cars.com, Inc.*	305	6,008
Liberty Latin America Ltd. — Class C*	624	6,003
Infinera Corp.*	923	5,621
Opendoor Technologies, Inc.*	2,870	5,281
Lumen Technologies, Inc.*	4,689	5,158
Bumble, Inc. — Class A*	445	4,677
Sprinklr, Inc. — Class A*	476	4,579
A10 Networks, Inc.	328	4,543
Shutterstock, Inc.	116	4,489
Sphere Entertainment Co.*	123	4,312
QuinStreet, Inc.*	244	4,048
Scholastic Corp.	109	3,866
Globalstar, Inc.*	3,379	3,784
Despegar.com, Corp.*	285	3,771
TechTarget, Inc.*	120	3,740
Shenandoah Telecommunications Co.	226	3,691
Couchbase, Inc.*	180	3,287
Figs, Inc. — Class A*	602	3,209
HealthStream, Inc.	113	3,153
Gannett Company, Inc.*	657	3,029
Gogo, Inc.*	300	2,886
Stagwell, Inc.*	420	2,864
Revolve Group, Inc.*	178	2,832
Beyond, Inc.*	211	2,760
Applied Digital Corp.*,1	456	2,713
Open Lending Corp. — Class A*	473	2,639
Thryv Holdings, Inc.*	147	2,620
IDT Corp. — Class B	71	2,550
EverQuote, Inc. — Class A*	116	2,420
Pagaya Technologies Ltd. — Class A*	187	2,386
Anterix, Inc.*	58	2,296
Clear Channel Outdoor Holdings, Inc.*	1,616	2,279
Nextdoor Holdings, Inc.*	808	2,246
Clearfield, Inc.*	58	2,237
Vivid Seats, Inc. — Class A*	362	2,081
Gray Television, Inc.	396	2,059
NETGEAR, Inc.*	131	2,004
Liquidity Services, Inc.*	99	1,978
Sinclair, Inc.	148	1,973
ADTRAN Holdings, Inc.	365	1,920
Powerfleet Incorporated NJ*	419	1,915
Eventbrite, Inc. — Class A*	384	1,859
Stitch Fix, Inc. — Class A*	416	1,726
fuboTV, Inc.*	1,360	1,686
Groupon, Inc.*	106	1,622
Advantage Solutions, Inc.*	496	1,597
Consolidated Communications Holdings, Inc.*	356	1,566
Boston Omaha Corp. — Class A*	114	1,534
Cardlytics, Inc.*	186	1,527
Aviat Networks, Inc.*	53	1,521
Getty Images Holdings, Inc.*	465	1,516
MediaAlpha, Inc. — Class A*	115	1,515
Liberty Latin America Ltd. — Class A*	154	1,480
RealReal, Inc.*	453	1,445
National CineMedia, Inc.*	328	1,440
AMC Networks, Inc. — Class A*	148	1,430
Grindr, Inc.*	114	1,395
Ribbon Communications, Inc.*	420	1,382
Preformed Line Products Co.	11	1,370
Spok Holdings, Inc.	85	1,259
WideOpenWest, Inc.*	228	1,233
CommScope Holding Company, Inc.*	978	1,203
1-800-Flowers.com, Inc. — Class A*	120	1,142
Backblaze, Inc. — Class A*	185	1,140
Ooma, Inc.*	114	1,132
ATN International, Inc.	49	1,117
BARK, Inc.*	614	1,111
LifeMD, Inc.*	161	1,104
Innovid Corp.*	493	912
Blade Air Mobility, Inc.*	262	912
Lands’ End, Inc.*	66	897
EW Scripps Co. — Class A*	281	882
OptimizeRx Corp.*	81	810
Tucows, Inc. — Class A*	37	715
Townsquare Media, Inc. — Class A	61	669
Gambling.com Group Ltd.*	80	658
Terran Orbital Corp.*	714	585
Entravision Communications Corp. — Class A	285	579
AudioEye, Inc.*	32	563
Nerdy, Inc.*	337	563
1stdibs.com, Inc.*	118	530
BlackSky Technology, Inc.*	493	528
iHeartMedia, Inc. — Class A*	479	522
LiveOne, Inc.*	315	495
Mondee Holdings, Inc.*,1	176	422
RumbleON, Inc. — Class B*	74	303
Vacasa, Inc. — Class A*	43	209
Solo Brands, Inc. — Class A*	76	173
Value Line, Inc.	4	172
aka Brands Holding Corp.*	3	46
Total Communications		439,279
Basic Materials - 2.2%
Commercial Metals Co.	536	29,475
Carpenter Technology Corp.	220	24,107
Balchem Corp.	150	23,092
Cabot Corp.	251	23,064
HB Fuller Co.	254	19,548
Avient Corp.	418	18,246
Arcadium Lithium plc*	5,020	16,867
Sensient Technologies Corp.	195	14,467

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 60.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Innospec, Inc.	115	$14,213
Hecla Mining Co.	2,680	12,998
Minerals Technologies, Inc.	149	12,391
Constellium SE*	600	11,310
Sylvamo Corp.	163	11,182
Quaker Chemical Corp.	65	11,030
Uranium Energy Corp.*	1,822	10,950
Rogers Corp.*	87	10,493
Coeur Mining, Inc.*	1,830	10,285
Tronox Holdings plc — Class A	550	8,630
Stepan Co.	99	8,312
Hawkins, Inc.	90	8,190
Ingevity Corp.*	169	7,387
Kaiser Aluminum Corp.	74	6,505
Orion S.A.	267	5,858
Worthington Steel, Inc.	151	5,037
Perimeter Solutions S.A.*	620	4,855
Ecovyst, Inc.*	539	4,835
Energy Fuels, Inc.*	751	4,551
Mativ Holdings, Inc.	250	4,240
SSR Mining, Inc.	940	4,239
Century Aluminum Co.*	245	4,104
Novagold Resources, Inc.*	1,130	3,910
United States Lime & Minerals, Inc.	10	3,642
Ivanhoe Electric Incorporated / US*	387	3,630
Koppers Holdings, Inc.	95	3,514
Metals Acquisition Ltd. — Class A*	250	3,422
Haynes International, Inc.	58	3,405
Encore Energy Corp.*	826	3,254
Centrus Energy Corp. — Class A*	65	2,779
AdvanSix, Inc.	118	2,705
Radius Recycling, Inc. — Class A	122	1,863
Ur-Energy, Inc.*	1,274	1,784
Lightwave Logic, Inc.*	556	1,662
Compass Minerals International, Inc.	160	1,653
Rayonier Advanced Materials, Inc.*	297	1,616
Oil-Dri Corporation of America	23	1,474
Lifezone Metals Ltd.*	169	1,298
i-80 Gold Corp.*,1	1,201	1,297
Kronos Worldwide, Inc.	101	1,268
Intrepid Potash, Inc.*	51	1,195
Universal Stainless & Alloy Products, Inc.*	40	1,095
American Vanguard Corp.	117	1,006
Codexis, Inc.*	324	1,004
Perpetua Resources Corp.*	178	926
Piedmont Lithium, Inc.*	84	838
Dakota Gold Corp.*	304	775
Caledonia Mining Corporation plc	76	739
Contango ORE, Inc.*,1	36	650
Northern Technologies International Corp.	36	596
Critical Metals Corp.*	34	383
Valhi, Inc.	11	196
Total Basic Materials		404,040
Utilities - 1.7%
Portland General Electric Co.	471	20,366
Southwest Gas Holdings, Inc.	282	19,847
New Jersey Resources Corp.	455	19,447
Brookfield Infrastructure Corp. — Class A	556	18,715
Ormat Technologies, Inc.	250	17,925
Black Hills Corp.	318	17,293
Otter Tail Corp.	192	16,817
ALLETE, Inc.	269	16,772
ONE Gas, Inc.	261	16,665
PNM Resources, Inc.	417	15,412
Spire, Inc.	251	15,243
Northwestern Energy Group, Inc.	286	14,323
California Water Service Group	268	12,995
MGE Energy, Inc.	169	12,628
Avista Corp.	363	12,563
American States Water Co.	173	12,555
Chesapeake Utilities Corp.	102	10,833
SJW Group	150	8,133
Northwest Natural Holding Co.	176	6,355
Hawaiian Electric Industries, Inc.*	515	4,645
Ameresco, Inc. — Class A*	149	4,293
Middlesex Water Co.	82	4,285
Unitil Corp.	74	3,833
York Water Co.	66	2,448
Consolidated Water Company Ltd.	70	1,858
Altus Power, Inc.*	352	1,380
Genie Energy Ltd. — Class B	60	877
RGC Resources, Inc.	38	777
Global Water Resources, Inc.	54	653
Total Utilities		309,936
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	127	3,768
Total Common Stocks
(Cost $10,890,210)		11,380,016

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	222	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	881	–
Sanofi SA*	261	–
Oncternal Therapeutics, Inc.*,†††	7	–
Tobira Therapeutics, Inc.*,†††	141	–
Novartis AG *,†††	429	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $271)		–

EXCHANGE-TRADED FUNDS***,† - 13.8%
Vanguard Russell 2000 ETF[1]	15,743	1,290,453
iShares Russell 2000 Index ETF[1]	6,356	1,289,569
Total Exchange-Traded Funds
(Cost $2,799,130)		2,580,022

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount
U.S. TREASURY BILLS†† - 4.8%
U.S. Treasury Bills
5.21% due 09/12/24[2,3]	$500,000	494,689
5.18% due 07/09/24[3,4]	308,000	307,643
5.23% due 09/12/24[2,3]	100,000	98,938
Total U.S. Treasury Bills
(Cost $901,294)		901,270

REPURCHASE AGREEMENTS††,5 - 16.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	1,738,612	1,738,612
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	1,370,691	1,370,691
Total Repurchase Agreements
(Cost $3,109,303)		3,109,303

	Shares
SECURITIES LENDING COLLATERAL†,6 - 11.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	2,165,410	2,165,410
Total Securities Lending Collateral
(Cost $2,165,410)		2,165,410
Total Investments - 107.6%
(Cost $19,865,618)		$20,136,021
Other Assets & Liabilities, net - (7.6)%		(1,415,130)
Total Net Assets - 100.0%		$18,720,891

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	16	Sep 2024	$1,653,120	$12,481

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	497	$1,017,067	$12,588
Barclays Bank plc	Russell 2000 Index	Pay	5.79% (SOFR + 0.45%)	At Maturity	09/25/24	543	1,111,335	9,368
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	09/26/24	495	1,013,723	8,170
							$3,142,125	$30,126

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at June 30, 2024.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,380,016		$—	*	$—		$11,380,016
Warrants	—	*	—		—		—
Rights	—	*	—		—	*	—
Exchange-Traded Funds	2,580,022		—		—		2,580,022
U.S. Treasury Bills	—		901,270		—		901,270
Repurchase Agreements	—		3,109,303		—		3,109,303
Securities Lending Collateral	2,165,410		—		—		2,165,410
Equity Futures Contracts**	12,481		—		—		12,481
Equity Index Swap Agreements**	—		30,126		—		30,126
Total Assets	$16,137,929		$4,040,699		$—		$20,178,628

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.6%
Technology - 29.7%
Microsoft Corp.	37,603	$16,806,661
NVIDIA Corp.	124,452	15,374,800
Apple, Inc.	72,926	15,359,674
Broadcom, Inc.	2,204	3,538,588
Advanced Micro Devices, Inc.*	8,178	1,326,553
Salesforce, Inc.	4,914	1,263,389
Adobe, Inc.*	2,267	1,259,409
Oracle Corp.	8,066	1,138,919
QUALCOMM, Inc.	5,656	1,126,562
Applied Materials, Inc.	4,204	992,102
Accenture plc — Class A	3,181	965,147
Intuit, Inc.	1,417	931,267
Texas Instruments, Inc.	4,607	896,200
ServiceNow, Inc.*	1,037	815,777
International Business Machines Corp.	4,648	803,872
Micron Technology, Inc.	5,603	736,963
Lam Research Corp.	661	703,866
Intel Corp.	21,537	667,001
Analog Devices, Inc.	2,509	572,704
KLA Corp.	681	561,491
Synopsys, Inc.*	772	459,386
Crowdstrike Holdings, Inc. — Class A*	1,167	447,183
Fiserv, Inc.*	2,960	441,158
Cadence Design Systems, Inc.*	1,377	423,772
NXP Semiconductor N.V.	1,294	348,203
Roper Technologies, Inc.	542	305,504
Autodesk, Inc.*	1,082	267,741
Microchip Technology, Inc.	2,734	250,161
Fidelity National Information Services, Inc.	2,814	212,063
Super Micro Computer, Inc.*	255	208,934
Monolithic Power Systems, Inc.	246	202,133
Fortinet, Inc.*	3,208	193,346
MSCI, Inc. — Class A	401	193,182
Paychex, Inc.	1,621	192,186
Fair Isaac Corp.*	125	186,083
Gartner, Inc.*	393	176,481
Electronic Arts, Inc.	1,231	171,515
Cognizant Technology Solutions Corp. — Class A	2,516	171,088
HP, Inc.	4,367	152,932
ON Semiconductor Corp.*	2,177	149,233
ANSYS, Inc.*	442	142,103
Hewlett Packard Enterprise Co.	6,577	139,235
NetApp, Inc.	1,044	134,467
Western Digital Corp.*	1,652	125,172
Take-Two Interactive Software, Inc.*	803	124,858
Broadridge Financial Solutions, Inc.	598	117,806
Teradyne, Inc.	790	117,149
PTC, Inc.*	606	110,092
Tyler Technologies, Inc.*	215	108,098
Seagate Technology Holdings plc	988	102,031
Leidos Holdings, Inc.	684	99,782
Skyworks Solutions, Inc.	812	86,543
Zebra Technologies Corp. — Class A*	260	80,322
Akamai Technologies, Inc.*	771	69,452
Jack Henry & Associates, Inc.	369	61,261
Qorvo, Inc.*	488	56,628
EPAM Systems, Inc.*	293	55,116
Dayforce, Inc.*	799	39,630
Paycom Software, Inc.	243	34,759
Total Technology		72,797,733
Consumer, Non-cyclical - 16.3%
Eli Lilly & Co.	4,039	3,656,830
UnitedHealth Group, Inc.	4,657	2,371,624
Procter & Gamble Co.	11,941	1,969,310
Johnson & Johnson	12,177	1,779,790
Merck & Company, Inc.	12,815	1,586,497
AbbVie, Inc.	8,934	1,532,360
Coca-Cola Co.	19,615	1,248,495
PepsiCo, Inc.	6,956	1,147,253
Thermo Fisher Scientific, Inc.	1,931	1,067,843
Abbott Laboratories	8,802	914,616
Amgen, Inc.	2,714	847,989
Danaher Corp.	3,335	833,250
Pfizer, Inc.	28,669	802,159
Intuitive Surgical, Inc.*	1,795	798,506
Philip Morris International, Inc.	7,865	796,960
S&P Global, Inc.	1,620	722,520
Elevance Health, Inc.	1,176	637,227
Vertex Pharmaceuticals, Inc.*	1,306	612,148
Stryker Corp.	1,715	583,529
Boston Scientific Corp.*	7,438	572,800
Regeneron Pharmaceuticals, Inc.*	537	564,403
Medtronic plc	6,718	528,774
Automatic Data Processing, Inc.	2,071	494,327
Cigna Group	1,437	475,029
Mondelez International, Inc. — Class A	6,787	444,141
Gilead Sciences, Inc.	6,303	432,449
Bristol-Myers Squibb Co.	10,256	425,932
Colgate-Palmolive Co.	4,151	402,813
Zoetis, Inc.	2,309	400,288
Altria Group, Inc.	8,690	395,830
McKesson Corp.	658	384,298
CVS Health Corp.	6,352	375,149
Becton Dickinson & Co.	1,462	341,684
Moody’s Corp.	795	334,639
HCA Healthcare, Inc.	981	315,176
PayPal Holdings, Inc.*	5,292	307,095
Cintas Corp.	436	305,313
Edwards Lifesciences Corp.*	3,049	281,636
Kimberly-Clark Corp.	1,704	235,493
Dexcom, Inc.*	2,012	228,121
Humana, Inc.	610	227,926
United Rentals, Inc.	337	217,948
Constellation Brands, Inc. — Class A	815	209,683
IDEXX Laboratories, Inc.*	418	203,650
Moderna, Inc.*	1,687	200,331
IQVIA Holdings, Inc.*	922	194,948
Verisk Analytics, Inc. — Class A	722	194,615
Agilent Technologies, Inc.	1,483	192,241

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.6% (continued)
Consumer, Non-cyclical - 16.3% (continued)
Corteva, Inc.	3,526	$190,193
Cencora, Inc. — Class A	838	188,801
Quanta Services, Inc.	741	188,281
General Mills, Inc.	2,856	180,671
Sysco Corp.	2,520	179,903
Monster Beverage Corp.*	3,589	179,271
Centene Corp.*	2,700	179,010
Keurig Dr Pepper, Inc.	5,281	176,385
Kenvue, Inc.	9,688	176,128
Biogen, Inc.*	737	170,851
Kroger Co.	3,387	169,113
GE HealthCare Technologies, Inc.	2,148	167,372
Equifax, Inc.	625	151,537
Archer-Daniels-Midland Co.	2,502	151,246
ResMed, Inc.	743	142,225
Hershey Co.	747	137,321
Kraft Heinz Co.	3,993	128,654
Church & Dwight Company, Inc.	1,237	128,252
Estee Lauder Companies, Inc. — Class A	1,179	125,445
Global Payments, Inc.	1,291	124,840
West Pharmaceutical Services, Inc.	369	121,545
Cardinal Health, Inc.	1,232	121,130
Zimmer Biomet Holdings, Inc.	1,041	112,980
STERIS plc	500	109,770
Corpay, Inc.*	356	94,842
McCormick & Company, Inc.	1,274	90,378
Avery Dennison Corp.	408	89,209
Molina Healthcare, Inc.*	296	88,001
Cooper Companies, Inc.*	1,006	87,824
Hologic, Inc.*	1,181	87,689
Waters Corp.*	300	87,036
Labcorp Holdings, Inc.	426	86,695
Baxter International, Inc.	2,578	86,234
Clorox Co.	628	85,703
Align Technology, Inc.*	354	85,466
Tyson Foods, Inc. — Class A	1,447	82,682
Quest Diagnostics, Inc.	562	76,927
Kellanova	1,332	76,830
Bunge Global S.A.	716	76,447
Insulet Corp.*	354	71,437
Rollins, Inc.	1,421	69,331
Conagra Brands, Inc.	2,419	68,748
Revvity, Inc.	624	65,433
Viatris, Inc.	6,024	64,035
Lamb Weston Holdings, Inc.	731	61,462
J M Smucker Co.	537	58,554
Bio-Techne Corp.	797	57,105
Universal Health Services, Inc. — Class B	302	55,849
Charles River Laboratories International, Inc.*	261	53,917
Catalent, Inc.*	916	51,507
Teleflex, Inc.	238	50,058
Incyte Corp.*	804	48,739
Molson Coors Beverage Co. — Class B	920	46,764
Campbell Soup Co.	995	44,964
Hormel Foods Corp.	1,469	44,790
Henry Schein, Inc.*	648	41,537
Brown-Forman Corp. — Class B	906	39,130
MarketAxess Holdings, Inc.	192	38,502
Solventum Corp.*	699	36,963
DaVita, Inc.*	262	36,305
Bio-Rad Laboratories, Inc. — Class A*	103	28,130
Total Consumer, Non-cyclical		39,911,785
Communications - 14.4%
Amazon.com, Inc.*	46,333	8,953,852
Meta Platforms, Inc. — Class A	11,088	5,590,791
Alphabet, Inc. — Class A	29,718	5,413,134
Alphabet, Inc. — Class C	24,724	4,534,876
Netflix, Inc.*	2,180	1,471,239
Cisco Systems, Inc.	20,486	973,290
Walt Disney Co.	9,224	915,851
Verizon Communications, Inc.	21,296	878,247
Comcast Corp. — Class A	19,803	775,486
Uber Technologies, Inc.*	10,572	768,373
AT&T, Inc.	36,276	693,234
Booking Holdings, Inc.	172	681,378
Palo Alto Networks, Inc.*	1,635	554,281
T-Mobile US, Inc.	2,609	459,654
Arista Networks, Inc.*	1,284	450,016
Airbnb, Inc. — Class A*	2,234	338,742
Motorola Solutions, Inc.	844	325,826
CDW Corp.	680	152,211
Corning, Inc.	3,901	151,554
Charter Communications, Inc. — Class A*	496	148,284
eBay, Inc.	2,560	137,523
GoDaddy, Inc. — Class A*	713	99,613
Omnicom Group, Inc.	991	88,893
Warner Bros Discovery, Inc.*	11,282	83,938
Expedia Group, Inc.*	642	80,886
FactSet Research Systems, Inc.	193	78,796
VeriSign, Inc.*	438	77,876
Gen Digital, Inc.	2,788	69,644
Juniper Networks, Inc.	1,644	59,940
Interpublic Group of Companies, Inc.	1,910	55,562
News Corp. — Class A	1,919	52,907
F5, Inc.*	297	51,152
Match Group, Inc.*	1,344	40,831
Fox Corp. — Class A	1,169	40,179
Etsy, Inc.*	592	34,916
Paramount Global — Class B	2,501	25,985
Fox Corp. — Class B	667	21,357
News Corp. — Class B	579	16,438
Total Communications		35,346,755
Financial - 12.7%
Berkshire Hathaway, Inc. — Class B*	9,159	3,725,881
JPMorgan Chase & Co.	14,529	2,938,636
Visa, Inc. — Class A	7,964	2,090,311
Mastercard, Inc. — Class A	4,154	1,832,579
Bank of America Corp.	34,422	1,368,963
Wells Fargo & Co.	17,639	1,047,580
Goldman Sachs Group, Inc.	1,631	737,734
American Express Co.	2,875	665,706
Progressive Corp.	2,963	615,445

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.6% (continued)
Financial - 12.7% (continued)
Morgan Stanley	6,331	$615,310
Citigroup, Inc.	9,651	612,452
BlackRock, Inc. — Class A	707	556,635
Charles Schwab Corp.	7,553	556,581
Prologis, Inc. REIT	4,684	526,060
Marsh & McLennan Companies, Inc.	2,493	525,325
Chubb Ltd.	2,054	523,934
American Tower Corp. — Class A REIT	2,363	459,320
Blackstone, Inc. — Class A	3,616	447,661
Intercontinental Exchange, Inc.	2,902	397,255
Equinix, Inc. REIT	480	363,168
CME Group, Inc. — Class A	1,822	358,205
KKR & Company, Inc. — Class A	3,367	354,343
Aon plc — Class A	1,100	322,938
Welltower, Inc. REIT	3,025	315,356
U.S. Bancorp	7,895	313,432
PNC Financial Services Group, Inc.	2,013	312,981
Arthur J Gallagher & Co.	1,105	286,538
Capital One Financial Corp.	1,933	267,624
Truist Financial Corp.	6,770	263,014
Simon Property Group, Inc. REIT	1,649	250,318
Digital Realty Trust, Inc. REIT	1,642	249,666
American International Group, Inc.	3,358	249,298
Travelers Companies, Inc.	1,159	235,671
Aflac, Inc.	2,616	233,635
Realty Income Corp. REIT	4,406	232,725
Public Storage REIT	800	230,120
Bank of New York Mellon Corp.	3,784	226,624
Ameriprise Financial, Inc.	503	214,877
Crown Castle, Inc. REIT	2,198	214,745
Allstate Corp.	1,335	213,146
Prudential Financial, Inc.	1,816	212,817
MetLife, Inc.	3,022	212,114
Arch Capital Group Ltd.*	1,892	190,884
Extra Space Storage, Inc. REIT	1,071	166,444
Discover Financial Services	1,268	165,867
CoStar Group, Inc.*	2,066	153,173
VICI Properties, Inc. REIT	5,278	151,162
Hartford Financial Services Group, Inc.	1,496	150,408
AvalonBay Communities, Inc. REIT	718	148,547
CBRE Group, Inc. — Class A*	1,526	135,982
Willis Towers Watson plc	517	135,526
Iron Mountain, Inc. REIT	1,483	132,906
T. Rowe Price Group, Inc.	1,130	130,300
M&T Bank Corp.	844	127,748
Fifth Third Bancorp	3,461	126,292
Equity Residential REIT	1,745	120,998
Raymond James Financial, Inc.	944	116,688
Nasdaq, Inc.	1,925	116,000
State Street Corp.	1,524	112,776
Brown & Brown, Inc.	1,198	107,113
SBA Communications Corp. REIT	544	106,787
Ventas, Inc. REIT	2,048	104,981
Weyerhaeuser Co. REIT	3,688	104,702
Invitation Homes, Inc. REIT	2,913	104,548
Huntington Bancshares, Inc.	7,332	96,636
Synchrony Financial	2,032	95,890
Cincinnati Financial Corp.	792	93,535
Alexandria Real Estate Equities, Inc. REIT	796	93,108
Regions Financial Corp.	4,634	92,865
Essex Property Trust, Inc. REIT	325	88,465
Cboe Global Markets, Inc.	520	88,431
Northern Trust Corp.	1,035	86,919
Principal Financial Group, Inc.	1,091	85,589
Mid-America Apartment Communities, Inc. REIT	591	84,283
Everest Group Ltd.	220	83,825
Citizens Financial Group, Inc.	2,302	82,941
W R Berkley Corp.	1,022	80,309
Healthpeak Properties, Inc. REIT	3,561	69,796
Loews Corp.	919	68,686
KeyCorp	4,770	67,782
Kimco Realty Corp. REIT	3,377	65,716
Host Hotels & Resorts, Inc. REIT	3,567	64,135
UDR, Inc. REIT	1,533	63,083
Camden Property Trust REIT	539	58,810
Regency Centers Corp. REIT	832	51,750
BXP, Inc. REIT	731	45,000
Assurant, Inc.	263	43,724
Federal Realty Investment Trust REIT	378	38,167
Globe Life, Inc.	425	34,969
Invesco Ltd.	2,276	34,049
Franklin Resources, Inc.	1,517	33,905
Total Financial		31,178,923
Consumer, Cyclical - 7.4%
Tesla, Inc.*	14,038	2,777,839
Costco Wholesale Corp.	2,244	1,907,378
Home Depot, Inc.	5,014	1,726,019
Walmart, Inc.	21,612	1,463,348
McDonald’s Corp.	3,646	929,147
Lowe’s Companies, Inc.	2,895	638,232
TJX Companies, Inc.	5,730	630,873
NIKE, Inc. — Class B	6,129	461,943
Starbucks Corp.	5,731	446,158
Chipotle Mexican Grill, Inc. — Class A*	6,948	435,292
Target Corp.	2,341	346,562
O’Reilly Automotive, Inc.*	298	314,706
Marriott International, Inc. — Class A	1,214	293,509
Hilton Worldwide Holdings, Inc.	1,265	276,023
PACCAR, Inc.	2,652	272,997
General Motors Co.	5,773	268,214
AutoZone, Inc.*	88	260,841
Ford Motor Co.	19,840	248,794
Ross Stores, Inc.	1,696	246,463
Copart, Inc.*	4,427	239,766
DR Horton, Inc.	1,500	211,395
WW Grainger, Inc.	221	199,395
Cummins, Inc.	692	191,635
Royal Caribbean Cruises Ltd.*	1,198	190,997
Yum! Brands, Inc.	1,425	188,755
Lennar Corp. — Class A	1,239	185,689

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.6% (continued)
Consumer, Cyclical - 7.4% (continued)
Fastenal Co.	2,897	$182,047
Lululemon Athletica, Inc.*	580	173,246
Delta Air Lines, Inc.	3,265	154,892
Tractor Supply Co.	545	147,150
Dollar General Corp.	1,111	146,908
Deckers Outdoor Corp.*	130	125,833
NVR, Inc.*	16	121,417
PulteGroup, Inc.	1,064	117,146
Dollar Tree, Inc.*	1,048	111,895
Genuine Parts Co.	705	97,516
Aptiv plc*	1,376	96,898
Carnival Corp.*	5,111	95,678
Ulta Beauty, Inc.*	243	93,766
Darden Restaurants, Inc.	604	91,397
Domino’s Pizza, Inc.	176	90,874
Southwest Airlines Co.	3,028	86,631
Best Buy Company, Inc.	974	82,098
Las Vegas Sands Corp.	1,847	81,729
United Airlines Holdings, Inc.*	1,664	80,970
Live Nation Entertainment, Inc.*	721	67,587
Pool Corp.	194	59,622
CarMax, Inc.*	796	58,379
MGM Resorts International*	1,270	56,439
LKQ Corp.	1,350	56,147
Tapestry, Inc.	1,163	49,765
Bath & Body Works, Inc.	1,132	44,205
Walgreens Boots Alliance, Inc.	3,623	43,820
Caesars Entertainment, Inc.*	1,095	43,515
Wynn Resorts Ltd.	478	42,781
Norwegian Cruise Line Holdings Ltd.*	2,171	40,793
Hasbro, Inc.	662	38,727
American Airlines Group, Inc.*	3,319	37,604
BorgWarner, Inc.	1,153	37,173
Ralph Lauren Corp. — Class A	198	34,662
Total Consumer, Cyclical		18,241,280
Industrial - 6.7%
General Electric Co.	5,538	880,376
Caterpillar, Inc.	2,474	824,090
Honeywell International, Inc.	3,295	703,614
Union Pacific Corp.	3,087	698,465
RTX Corp.	6,727	675,323
Eaton Corporation plc	2,023	634,312
Boeing Co.*	2,920	531,469
United Parcel Service, Inc. — Class B	3,690	504,976
Lockheed Martin Corp.	1,080	504,468
Deere & Co.	1,310	489,455
Amphenol Corp. — Class A	6,077	409,407
Waste Management, Inc.	1,847	394,039
Trane Technologies plc	1,145	376,625
TransDigm Group, Inc.	283	361,564
FedEx Corp.	1,145	343,317
General Dynamics Corp.	1,150	333,661
CSX Corp.	9,891	330,854
Parker-Hannifin Corp.	650	328,776
Illinois Tool Works, Inc.	1,374	325,583
Emerson Electric Co.	2,895	318,913
Northrop Grumman Corp.	704	306,909
3M Co.	2,800	286,132
Carrier Global Corp.	4,240	267,459
Norfolk Southern Corp.	1,143	245,391
GE Vernova, Inc.*	1,387	237,884
TE Connectivity Ltd.	1,549	233,016
Johnson Controls International plc	3,408	226,530
L3Harris Technologies, Inc.	960	215,597
Republic Services, Inc. — Class A	1,036	201,336
Otis Worldwide Corp.	2,046	196,948
AMETEK, Inc.	1,171	195,217
Ingersoll Rand, Inc.	2,041	185,404
Martin Marietta Materials, Inc.	312	169,042
Xylem, Inc.	1,227	166,418
Vulcan Materials Co.	669	166,367
Old Dominion Freight Line, Inc.	901	159,116
Rockwell Automation, Inc.	577	158,837
Howmet Aerospace, Inc.	1,962	152,310
Mettler-Toledo International, Inc.*	108	150,940
Westinghouse Air Brake Technologies Corp.	892	140,981
Fortive Corp.	1,781	131,972
Garmin Ltd.	777	126,589
Dover Corp.	695	125,413
Keysight Technologies, Inc.*	883	120,750
Veralto Corp.	1,112	106,163
Axon Enterprise, Inc.*	359	105,632
Hubbell, Inc.	272	99,411
Ball Corp.	1,570	94,231
Teledyne Technologies, Inc.*	240	93,115
Expeditors International of Washington, Inc.	715	89,225
Jacobs Solutions, Inc.	634	88,576
Builders FirstSource, Inc.*	618	85,537
Textron, Inc.	965	82,855
Packaging Corporation of America	451	82,335
IDEX Corp.	383	77,060
Masco Corp.	1,114	74,270
Amcor plc	7,313	71,521
Snap-on, Inc.	267	69,791
Trimble, Inc.*	1,236	69,117
Jabil, Inc.	610	66,362
J.B. Hunt Transport Services, Inc.	412	65,920
Westrock Co.	1,306	65,640
Pentair plc	840	64,403
Nordson Corp.	275	63,783
Stanley Black & Decker, Inc.	779	62,234
Allegion plc	442	52,222
CH Robinson Worldwide, Inc.	592	52,167
A O Smith Corp.	611	49,968
Huntington Ingalls Industries, Inc.	200	49,266
Generac Holdings, Inc.*	307	40,592
Mohawk Industries, Inc.*	268	30,442
Total Industrial		16,487,683
Energy - 3.5%
Exxon Mobil Corp.	22,695	2,612,648
Chevron Corp.	8,672	1,356,474
ConocoPhillips	5,917	676,787

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.6% (continued)
Energy - 3.5% (continued)
EOG Resources, Inc.	2,908	$366,030
Schlumberger N.V.	7,232	341,206
Marathon Petroleum Corp.	1,783	309,315
Phillips 66	2,145	302,810
Williams Companies, Inc.	6,166	262,055
Valero Energy Corp.	1,654	259,281
ONEOK, Inc.	2,953	240,817
Occidental Petroleum Corp.	3,364	212,033
Hess Corp.	1,398	206,233
Kinder Morgan, Inc.	9,769	194,110
Diamondback Energy, Inc.	902	180,571
Baker Hughes Co.	5,049	177,573
Devon Energy Corp.	3,198	151,585
Halliburton Co.	4,479	151,301
Targa Resources Corp.	1,122	144,491
First Solar, Inc.*	542	122,199
Coterra Energy, Inc. — Class A	3,765	100,413
Equities Corp.	2,234	82,613
Marathon Oil Corp.	2,854	81,824
Enphase Energy, Inc.*	688	68,601
APA Corp.	1,822	53,640
Total Energy		8,654,610
Utilities - 2.2%
NextEra Energy, Inc.	10,395	736,070
Southern Co.	5,532	429,117
Duke Energy Corp.	3,905	391,398
Constellation Energy Corp.	1,595	319,431
Sempra	3,202	243,544
American Electric Power Company, Inc.	2,667	234,003
Dominion Energy, Inc.	4,241	207,809
PG&E Corp.	10,812	188,778
Public Service Enterprise Group, Inc.	2,520	185,724
Exelon Corp.	5,060	175,127
Consolidated Edison, Inc.	1,750	156,485
Xcel Energy, Inc.	2,811	150,136
Vistra Corp.	1,652	142,039
Edison International	1,947	139,814
American Water Works Company, Inc.	986	127,352
WEC Energy Group, Inc.	1,598	125,379
DTE Energy Co.	1,047	116,227
Entergy Corp.	1,080	115,560
PPL Corp.	3,733	103,217
Eversource Energy	1,782	101,057
FirstEnergy Corp.	2,621	100,306
CenterPoint Energy, Inc.	3,237	100,282
Ameren Corp.	1,349	95,927
CMS Energy Corp.	1,511	89,950
Atmos Energy Corp.	763	89,004
NRG Energy, Inc.	1,055	82,142
Alliant Energy Corp.	1,297	66,017
NiSource, Inc.	2,268	65,341
AES Corp.	3,596	63,182
Evergy, Inc.	1,163	61,604
Pinnacle West Capital Corp.	575	43,919
Total Utilities		5,245,941
Basic Materials - 1.7%
Linde plc	2,432	1,067,186
Freeport-McMoRan, Inc.	7,268	353,225
Sherwin-Williams Co.	1,180	352,147
Ecolab, Inc.	1,286	306,068
Air Products and Chemicals, Inc.	1,125	290,306
Newmont Corp.	5,834	244,269
Nucor Corp.	1,213	191,751
Dow, Inc.	3,558	188,752
DuPont de Nemours, Inc.	2,115	170,236
PPG Industries, Inc.	1,191	149,935
LyondellBasell Industries N.V. — Class A	1,302	124,549
International Flavors & Fragrances, Inc.	1,292	123,011
Steel Dynamics, Inc.	747	96,737
International Paper Co.	1,757	75,815
CF Industries Holdings, Inc.	925	68,561
Celanese Corp. — Class A	508	68,524
Eastman Chemical Co.	595	58,292
Albemarle Corp.	595	56,835
Mosaic Co.	1,626	46,992
FMC Corp.	632	36,372
Total Basic Materials		4,069,563
Total Common Stocks
(Cost $153,973,236)		231,934,273

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.0%
Federal Home Loan Bank
5.26% due 08/09/24[1]	$5,000,000	4,971,530
Total Federal Agency Discount Notes
(Cost $4,971,530)		4,971,530

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	700,000	692,565
Total U.S. Treasury Bills
(Cost $692,577)		692,565

REPURCHASE AGREEMENTS††,3 - 2.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	3,894,855	3,894,855
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	3,070,636	3,070,636
Total Repurchase Agreements
(Cost $6,965,491)		6,965,491
Total Investments - 99.7%
(Cost $166,602,834)		$244,563,859
Other Assets & Liabilities, net - 0.3%		632,495
Total Net Assets - 100.0%		$245,196,354

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	8	Sep 2024	$2,209,400	$5,881

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	736	$4,017,248	$9,276
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	1,141	6,231,896	3,366
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	126	689,375	(1,117)
							$10,938,519	$11,525

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the effective yield at the time of purchase.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
3	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$231,934,273	$—	$—	$231,934,273
Federal Agency Discount Notes	—	4,971,530	—	4,971,530
U.S. Treasury Bills	—	692,565	—	692,565
Repurchase Agreements	—	6,965,491	—	6,965,491
Equity Futures Contracts**	5,881	—	—	5,881
Equity Index Swap Agreements**	—	12,642	—	12,642
Total Assets	$231,940,154	$12,642,228	$—	$244,582,382

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,117	$—	$1,117

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Technology - 35.6%
NVIDIA Corp.	13,258	$1,637,893
Monolithic Power Systems, Inc.	1,070	879,198
Crowdstrike Holdings, Inc. — Class A*	2,262	866,776
KLA Corp.	974	803,073
Advanced Micro Devices, Inc.*	4,044	655,977
Super Micro Computer, Inc.*	792	648,925
Applied Materials, Inc.	2,712	640,005
ServiceNow, Inc.*	716	563,255
Broadcom, Inc.	331	531,430
Lam Research Corp.	490	521,777
Intuit, Inc.	718	471,877
Cadence Design Systems, Inc.*	1,369	421,310
Oracle Corp.	2,884	407,221
Microsoft Corp.	882	394,210
Synopsys, Inc.*	590	351,085
Fortinet, Inc.*	5,756	346,914
Fair Isaac Corp.*	231	343,880
Adobe, Inc.*	600	333,324
Tyler Technologies, Inc.*	660	331,835
Salesforce, Inc.	1,251	321,632
Apple, Inc.	1,166	245,583
Gartner, Inc.*	532	238,900
Total Technology		11,956,080
Consumer, Cyclical - 23.0%
Royal Caribbean Cruises Ltd.*	5,781	921,665
PulteGroup, Inc.	5,722	629,992
Deckers Outdoor Corp.*	639	618,520
Marriott International, Inc. — Class A	2,512	607,326
Hilton Worldwide Holdings, Inc.	2,734	596,559
Live Nation Entertainment, Inc.*	6,182	579,501
Chipotle Mexican Grill, Inc. — Class A*	8,750	548,188
DR Horton, Inc.	3,798	535,252
Copart, Inc.*	9,109	493,343
NVR, Inc.*	60	455,314
Tesla, Inc.*	2,084	412,382
Norwegian Cruise Line Holdings Ltd.*	20,767	390,212
Wynn Resorts Ltd.	3,734	334,193
Ross Stores, Inc.	2,257	327,987
Lululemon Athletica, Inc.*	953	284,661
Total Consumer, Cyclical		7,735,095
Communications - 17.6%
Arista Networks, Inc.*	2,837	994,312
Uber Technologies, Inc.*	10,547	766,556
Booking Holdings, Inc.	192	760,608
Meta Platforms, Inc. — Class A	1,389	700,361
Palo Alto Networks, Inc.*	1,759	596,319
Amazon.com, Inc.*	2,358	455,683
Expedia Group, Inc.*	3,149	396,742
Netflix, Inc.*	575	388,056
Alphabet, Inc. — Class A	1,865	339,710
Alphabet, Inc. — Class C	1,573	288,520
GoDaddy, Inc. — Class A*	1,642	229,404
Total Communications		5,916,271
Energy - 6.1%
Targa Resources Corp.	5,622	724,001
Diamondback Energy, Inc.	2,809	562,334
APA Corp.	13,512	397,793
Hess Corp.	2,459	362,752
Total Energy		2,046,880
Industrial - 5.7%
Builders FirstSource, Inc.*	3,734	516,823
Axon Enterprise, Inc.*	1,484	436,652
Fortive Corp.	5,170	383,097
TransDigm Group, Inc.	238	304,071
Old Dominion Freight Line, Inc.	1,610	284,326
Total Industrial		1,924,969
Consumer, Non-cyclical - 4.5%
United Rentals, Inc.	796	514,797
Eli Lilly & Co.	454	411,043
Corpay, Inc.*	1,192	317,561
West Pharmaceutical Services, Inc.	837	275,699
Total Consumer, Non-cyclical		1,519,100
Financial - 3.9%
KKR & Company, Inc. — Class A	6,792	714,790
Arch Capital Group Ltd.*	5,794	584,557
Total Financial		1,299,347
Basic Materials - 1.6%
Celanese Corp. — Class A	3,916	528,229
Utilities - 1.6%
Vistra Corp.	6,105	524,908
Total Common Stocks
(Cost $26,591,626)		33,450,879

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$94,042	94,042
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	74,141	74,141
Total Repurchase Agreements
(Cost $168,183)		168,183
Total Investments - 100.1%
(Cost $26,759,809)		$33,619,062
Other Assets & Liabilities, net - (0.1)%		(35,460)
Total Net Assets - 100.0%		$33,583,602

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,450,879	$—	$—	$33,450,879
Repurchase Agreements	—	168,183	—	168,183
Total Assets	$33,450,879	$168,183	$—	$33,619,062

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 31.2%
Berkshire Hathaway, Inc. — Class B*	831	$338,051
Citigroup, Inc.	3,300	209,418
Citizens Financial Group, Inc.	4,718	169,989
Invesco Ltd.	10,657	159,429
Truist Financial Corp.	3,066	119,114
Capital One Financial Corp.	859	118,929
Synchrony Financial	2,396	113,067
Prudential Financial, Inc.	871	102,073
Bank of America Corp.	2,478	98,550
Wells Fargo & Co.	1,654	98,231
M&T Bank Corp.	644	97,476
Loews Corp.	1,294	96,714
American International Group, Inc.	1,267	94,062
Bank of New York Mellon Corp.	1,412	84,565
Huntington Bancshares, Inc.	5,887	77,591
Regions Financial Corp.	3,741	74,969
State Street Corp.	994	73,556
KeyCorp	5,070	72,045
Goldman Sachs Group, Inc.	156	70,562
Hartford Financial Services Group, Inc.	663	66,658
Franklin Resources, Inc.	2,895	64,703
MetLife, Inc.	870	61,065
Fifth Third Bancorp	1,520	55,465
Everest Group Ltd.	145	55,248
PNC Financial Services Group, Inc.	354	55,040
Assurant, Inc.	331	55,029
Allstate Corp.	314	50,133
Cincinnati Financial Corp.	414	48,893
Alexandria Real Estate Equities, Inc. REIT	410	47,957
Principal Financial Group, Inc.	600	47,070
Travelers Companies, Inc.	230	46,768
U.S. Bancorp	1,157	45,933
Total Financial		2,968,353
Consumer, Non-cyclical - 24.1%
Tyson Foods, Inc. — Class A	3,603	205,875
Viatris, Inc.	18,857	200,450
Bunge Global S.A.	1,785	190,584
Kroger Co.	3,326	166,067
CVS Health Corp.	2,728	161,116
McKesson Corp.	264	154,186
Centene Corp.*	2,291	151,893
Cencora, Inc. — Class A	582	131,125
Cigna Group	392	129,583
Cardinal Health, Inc.	1,071	105,301
Universal Health Services, Inc. — Class B	565	104,485
Archer-Daniels-Midland Co.	1,677	101,375
Kraft Heinz Co.	2,592	83,514
Molson Coors Beverage Co. — Class B	1,378	70,044
Elevance Health, Inc.	108	58,521
Conagra Brands, Inc.	1,835	52,151
Corteva, Inc.	925	49,895
Sysco Corp.	666	47,546
Henry Schein, Inc.*	677	43,396
Bio-Rad Laboratories, Inc. — Class A*	156	42,605
Humana, Inc.	100	37,365
Total Consumer, Non-cyclical		2,287,077
Consumer, Cyclical - 17.7%
General Motors Co.	8,808	409,220
Ford Motor Co.	21,143	265,133
United Airlines Holdings, Inc.*	4,558	221,792
CarMax, Inc.*	2,022	148,293
BorgWarner, Inc.	3,635	117,192
Walgreens Boots Alliance, Inc.	9,440	114,177
Best Buy Company, Inc.	1,345	113,370
American Airlines Group, Inc.*	9,074	102,809
Southwest Airlines Co.	3,417	97,760
Target Corp.	367	54,331
LKQ Corp.	1,001	41,632
Total Consumer, Cyclical		1,685,709
Communications - 5.8%
Paramount Global — Class B	16,817	174,729
Warner Bros Discovery, Inc.*	15,249	113,453
AT&T, Inc.	4,128	78,886
Verizon Communications, Inc.	1,404	57,901
Fox Corp. — Class A	1,358	46,674
News Corp. — Class A	1,502	41,410
Fox Corp. — Class B	726	23,246
News Corp. — Class B	433	12,293
Total Communications		548,592
Energy - 5.4%
Valero Energy Corp.	1,310	205,356
Phillips 66	1,119	157,969
Equities Corp.	1,456	53,843
Kinder Morgan, Inc.	2,461	48,900
Chevron Corp.	301	47,082
Total Energy		513,150
Industrial - 5.3%
Mohawk Industries, Inc.*	1,730	196,511
Westrock Co.	3,020	151,785
FedEx Corp.	189	56,670
Stanley Black & Decker, Inc.	630	50,331
CH Robinson Worldwide, Inc.	518	45,646
Total Industrial		500,943
Basic Materials - 4.9%
International Paper Co.	2,685	115,858
Mosaic Co.	3,040	87,856
International Flavors & Fragrances, Inc.	752	71,598
Dow, Inc.	1,059	56,180
Eastman Chemical Co.	529	51,826
LyondellBasell Industries N.V. — Class A	516	49,360
Albemarle Corp.	373	35,629
Total Basic Materials		468,307
Utilities - 2.8%
NRG Energy, Inc.	1,588	123,642
Evergy, Inc.	968	51,275
Pinnacle West Capital Corp.	637	48,654
Eversource Energy	793	44,971
Total Utilities		268,542
Technology - 2.0%
Hewlett Packard Enterprise Co.	6,914	146,369

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Technology - 2.0% (continued)
HP, Inc.	1,297	$45,421
Total Technology		191,790
Total Common Stocks
(Cost $8,032,628)		9,432,463

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$49,666	49,666
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	39,155	39,155
Total Repurchase Agreements
(Cost $88,821)		88,821
Total Investments - 100.1%
(Cost $8,121,449)		$9,521,284
Other Assets & Liabilities, net - (0.1)%		(8,814)
Total Net Assets - 100.0%		$9,512,470

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,432,463	$—	$—	$9,432,463
Repurchase Agreements	—	88,821	—	88,821
Total Assets	$9,432,463	$88,821	$—	$9,521,284

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 25.5%
Comfort Systems USA, Inc.	2,186	$664,806
TopBuild Corp.*	1,675	645,327
AAON, Inc.	6,808	593,930
EMCOR Group, Inc.	1,473	537,763
Owens Corning	3,007	522,376
Clean Harbors, Inc.*	2,232	504,767
nVent Electric plc	5,495	420,972
Simpson Manufacturing Company, Inc.	2,442	411,550
Eagle Materials, Inc.	1,819	395,560
Saia, Inc.*	786	372,792
Lennox International, Inc.	678	362,716
Universal Display Corp.	1,689	355,112
UFP Industries, Inc.	2,953	330,736
Chart Industries, Inc.*	2,185	315,383
Esab Corp.	3,101	292,828
Applied Industrial Technologies, Inc.	1,463	283,822
Advanced Drainage Systems, Inc.	1,677	268,974
Trex Company, Inc.*	3,558	263,719
Crane Co.	1,790	259,514
RBC Bearings, Inc.*	923	249,007
Lincoln Electric Holdings, Inc.	1,296	244,477
Vontier Corp.	6,166	235,541
NEXTracker, Inc. — Class A*	4,537	212,695
Total Industrial		8,744,367
Consumer, Cyclical - 19.6%
Wingstop, Inc.	1,678	709,223
Murphy USA, Inc.	1,229	576,966
Toll Brothers, Inc.	4,995	575,324
Hyatt Hotels Corp. — Class A	3,732	566,966
Churchill Downs, Inc.	3,077	429,549
Crocs, Inc.*	2,761	402,940
Texas Roadhouse, Inc. — Class A	2,345	402,660
Casey’s General Stores, Inc.	982	374,692
Williams-Sonoma, Inc.	1,303	367,928
Skechers USA, Inc. — Class A*	5,316	367,442
Floor & Decor Holdings, Inc. — Class A*	3,188	316,919
Tempur Sealy International, Inc.	6,427	304,254
Watsco, Inc.	605	280,260
Light & Wonder, Inc. — Class A*	2,554	267,864
Planet Fitness, Inc. — Class A*	3,464	254,916
FirstCash Holdings, Inc.	1,968	206,404
Boyd Gaming Corp.	2,854	157,255
Five Below, Inc.*	1,384	150,815
Total Consumer, Cyclical		6,712,377
Consumer, Non-cyclical - 17.8%
elf Beauty, Inc.*	4,040	851,309
Medpace Holdings, Inc.*	1,612	663,902
Celsius Holdings, Inc.*	10,849	619,369
Lantheus Holdings, Inc.*	6,036	484,630
Valvoline, Inc.*	9,727	420,206
Coca-Cola Consolidated, Inc.	308	334,180
Grand Canyon Education, Inc.*	2,162	302,485
RB Global, Inc.	3,900	297,804
Exelixis, Inc.*	12,769	286,920
Arrowhead Pharmaceuticals, Inc.*	9,877	256,703
Brink’s Co.	2,334	239,002
Halozyme Therapeutics, Inc.*	4,239	221,954
Acadia Healthcare Company, Inc.*	3,271	220,923
Progyny, Inc.*	7,626	218,180
Penumbra, Inc.*	983	176,911
FTI Consulting, Inc.*	799	172,209
Coty, Inc. — Class A*	16,890	169,238
Avis Budget Group, Inc.	1,573	164,410
Total Consumer, Non-cyclical		6,100,335
Energy - 15.8%
CNX Resources Corp.*	33,868	822,992
Weatherford International plc*	6,048	740,578
Southwestern Energy Co.*	108,846	732,533
Permian Resources Corp.	40,024	646,388
Valaris Ltd.*	6,722	500,789
Range Resources Corp.	13,258	444,541
Chord Energy Corp.	2,603	436,471
Ovintiv, Inc.	9,173	429,938
Civitas Resources, Inc.	5,355	369,495
Matador Resources Co.	5,123	305,331
Total Energy		5,429,056
Technology - 12.3%
Duolingo, Inc.*	3,670	765,819
Appfolio, Inc. — Class A*	2,569	628,300
Onto Innovation, Inc.*	2,447	537,263
Rambus, Inc.*	7,669	450,631
Dynatrace, Inc.*	8,745	391,251
Pure Storage, Inc. — Class A*	5,808	372,932
Manhattan Associates, Inc.*	1,366	336,965
Altair Engineering, Inc. — Class A*	3,035	297,673
Qualys, Inc.*	1,831	261,100
Dropbox, Inc. — Class A*	7,749	174,120
Total Technology		4,216,054
Financial - 5.5%
Ryan Specialty Holdings, Inc.	11,366	658,205
Kinsale Capital Group, Inc.	1,218	469,271
Park Hotels & Resorts, Inc. REIT	29,873	447,498
Primerica, Inc.	1,260	298,091
Total Financial		1,873,065
Basic Materials - 3.1%
Reliance, Inc.	1,427	407,551
Westlake Corp.	2,315	335,259
NewMarket Corp.	604	311,404
Total Basic Materials		1,054,214
Total Common Stocks
(Cost $26,947,466)		34,129,468

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$113,977	$113,977
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	89,857	89,857
Total Repurchase Agreements
(Cost $203,834)		$203,834
Total Investments - 100.2%
(Cost $27,151,300)		$34,333,302
Other Assets & Liabilities, net - (0.2)%		(81,698)
Total Net Assets - 100.0%		$34,251,604

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,129,468	$—	$—	$34,129,468
Repurchase Agreements	—	203,834	—	203,834
Total Assets	$34,129,468	$203,834	$—	$34,333,302

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Cyclical - 26.0%
Macy’s, Inc.	9,891	$189,907
Nordstrom, Inc.	6,388	135,553
Lithia Motors, Inc. — Class A	531	134,051
Goodyear Tire & Rubber Co.*	11,341	128,720
AutoNation, Inc.*	796	126,867
Taylor Morrison Home Corp. — Class A*	1,835	101,732
Adient plc*	4,024	99,433
WESCO International, Inc.	625	99,075
Aramark	2,839	96,583
Lear Corp.	690	78,805
Penske Automotive Group, Inc.	527	78,534
PVH Corp.	735	77,814
Whirlpool Corp.	748	76,446
Thor Industries, Inc.	688	64,294
Harley-Davidson, Inc.	1,774	59,500
Marriott Vacations Worldwide Corp.	636	55,535
Gap, Inc.	2,243	53,585
BJ’s Wholesale Club Holdings, Inc.*	539	47,346
Under Armour, Inc. — Class C*	3,424	22,359
Under Armour, Inc. — Class A*	3,310	22,078
Total Consumer, Cyclical		1,748,217
Financial - 22.3%
Jones Lang LaSalle, Inc.*	641	131,584
Unum Group	2,075	106,053
Ally Financial, Inc.	2,542	100,841
Jefferies Financial Group, Inc.	1,716	85,388
Reinsurance Group of America, Inc. — Class A	409	83,956
Kemper Corp.	1,398	82,943
Associated Banc-Corp.	3,916	82,824
Cousins Properties, Inc. REIT	2,950	68,292
FNB Corp.	4,977	68,085
Zions Bancorp North America	1,471	63,797
First Horizon Corp.	3,770	59,453
Kilroy Realty Corp. REIT	1,869	58,257
Old National Bancorp	3,010	51,742
Independence Realty Trust, Inc. REIT	2,692	50,448
Janus Henderson Group plc	1,487	50,127
Valley National Bancorp	7,148	49,893
Texas Capital Bancshares, Inc.*	759	46,405
Prosperity Bancshares, Inc.	742	45,366
Healthcare Realty Trust, Inc. REIT	2,647	43,623
CNO Financial Group, Inc.	1,396	38,697
Old Republic International Corp.	1,236	38,192
Webster Financial Corp.	835	36,398
First American Financial Corp.	591	31,885
New York Community Bancorp, Inc.	8,615	27,740
Total Financial		1,501,989
Industrial - 17.9%
Avnet, Inc.	3,626	186,703
TD SYNNEX Corp.	1,532	176,793
MasTec, Inc.*	1,400	149,786
Arrow Electronics, Inc.*	1,227	148,172
Ryder System, Inc.	777	96,255
MDU Resources Group, Inc.	3,728	93,573
Fluor Corp.*	1,662	72,380
Coherent Corp.*	840	60,866
Greif, Inc. — Class A	745	42,815
Oshkosh Corp.	384	41,549
Vishay Intertechnology, Inc.	1,633	36,416
AGCO Corp.	363	35,531
Berry Global Group, Inc.	540	31,779
Knight-Swift Transportation Holdings, Inc.	631	31,499
Total Industrial		1,204,117
Consumer, Non-cyclical - 13.6%
Tenet Healthcare Corp.*	1,023	136,089
US Foods Holding Corp.*	2,328	123,337
ManpowerGroup, Inc.	1,666	116,287
Pilgrim’s Pride Corp.*	2,885	111,044
Performance Food Group Co.*	1,610	106,437
Graham Holdings Co. — Class B	150	104,932
Perrigo Company plc	2,304	59,167
Post Holdings, Inc.*	561	58,434
Enovis Corp.*	1,012	45,742
Envista Holdings Corp.*	1,968	32,728
QuidelOrtho Corp.*	730	24,251
Total Consumer, Non-cyclical		918,448
Energy - 7.2%
PBF Energy, Inc. — Class A	4,272	196,598
HF Sinclair Corp.	2,689	143,431
Antero Resources Corp.*	1,726	56,319
Chesapeake Energy Corp.[1]	606	49,807
NOV, Inc.	1,931	36,708
Total Energy		482,863
Basic Materials - 6.7%
United States Steel Corp.	4,025	152,145
Alcoa Corp.	3,206	127,534
Cleveland-Cliffs, Inc.*	5,954	91,632
Commercial Metals Co.	1,434	78,856
Total Basic Materials		450,167
Utilities - 2.5%
UGI Corp.	2,260	51,754
Southwest Gas Holdings, Inc.	622	43,777
Black Hills Corp.	698	37,957
Spire, Inc.	529	32,126
Total Utilities		165,614
Technology - 1.9%
Kyndryl Holdings, Inc.*	3,728	98,084
Concentrix Corp.	425	26,894
Total Technology		124,978
Communications - 1.7%
Frontier Communications Parent, Inc.*	2,621	68,618
TEGNA, Inc.	3,401	47,410
Total Communications		116,028
Total Common Stocks
(Cost $5,796,506)		6,712,421

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$11,005	$11,005
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	8,676	8,676
Total Repurchase Agreements
(Cost $19,681)		19,681

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	38,136	38,136
Total Securities Lending Collateral
(Cost $38,136)		38,136
Total Investments - 100.7%
(Cost $5,854,323)		$6,770,238
Other Assets & Liabilities, net - (0.7)%		(45,811)
Total Net Assets - 100.0%		$6,724,427

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,712,421	$—	$—	$6,712,421
Repurchase Agreements	—	19,681	—	19,681
Securities Lending Collateral	38,136	—	—	38,136
Total Assets	$6,750,557	$19,681	$—	$6,770,238

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Cyclical - 20.6%
Abercrombie & Fitch Co. — Class A*	357	$63,489
Cinemark Holdings, Inc.*	2,364	51,110
Boot Barn Holdings, Inc.*	381	49,122
Green Brick Partners, Inc.*	808	46,250
Group 1 Automotive, Inc.	146	43,403
Six Flags Entertainment Corp.	1,266	41,955
Installed Building Products, Inc.	200	41,136
Patrick Industries, Inc.	348	37,775
Cavco Industries, Inc.*	108	37,386
Shake Shack, Inc. — Class A*	374	33,660
GMS, Inc.*	398	32,083
Meritage Homes Corp.	183	29,619
Urban Outfitters, Inc.*	719	29,515
M/I Homes, Inc.*	239	29,191
Signet Jewelers Ltd.	272	24,366
Dave & Buster’s Entertainment, Inc.*	602	23,965
Guess?, Inc.[1]	1,067	21,767
Oxford Industries, Inc.	201	20,130
Monarch Casino & Resort, Inc.	267	18,191
American Eagle Outfitters, Inc.	831	16,587
Steven Madden Ltd.	390	16,497
Madison Square Garden Sports Corp. — Class A*	73	13,733
Kontoor Brands, Inc.	204	13,495
XPEL, Inc.*	293	10,419
Jack in the Box, Inc.	134	6,826
Total Consumer, Cyclical		751,670
Financial - 18.3%
Two Harbors Investment Corp. REIT	4,159	54,940
SiriusPoint Ltd.*	3,773	46,031
St. Joe Co.	748	40,916
Marathon Digital Holdings, Inc.*	1,752	34,777
Ambac Financial Group, Inc.*	2,680	34,358
Redwood Trust, Inc. REIT	4,911	31,872
HCI Group, Inc.	329	30,324
Customers Bancorp, Inc.*	625	29,988
First BanCorp	1,627	29,758
Bancorp, Inc.*	744	28,093
Pathward Financial, Inc.	492	27,832
Palomar Holdings, Inc.*	340	27,591
Sunstone Hotel Investors, Inc. REIT	2,591	27,102
Goosehead Insurance, Inc. — Class A*	453	26,020
OFG Bancorp	657	24,605
WisdomTree, Inc.	2,347	23,259
DiamondRock Hospitality Co. REIT	2,750	23,238
Ellington Financial, Inc. REIT	1,887	22,795
Preferred Bank/Los Angeles CA	278	20,986
eXp World Holdings, Inc.	1,853	20,911
World Acceptance Corp.*	150	18,537
Triumph Financial, Inc.*	216	17,658
New York Mortgage Trust, Inc. REIT	2,331	13,613
Apple Hospitality REIT, Inc.	917	13,333
Total Financial		668,537
Consumer, Non-cyclical - 16.3%
UFP Technologies, Inc.*	215	56,732
PROG Holdings, Inc.	1,516	52,575
Inter Parfums, Inc.	309	35,853
Vericel Corp.*	676	31,015
Cal-Maine Foods, Inc.	502	30,677
Viad Corp.*	881	29,954
Adtalem Global Education, Inc.*	432	29,467
Stride, Inc.*	415	29,257
ANI Pharmaceuticals, Inc.*	412	26,236
Collegium Pharmaceutical, Inc.*	772	24,859
RadNet, Inc.*	421	24,805
CorVel Corp.*	90	22,884
Glaukos Corp.*	186	22,013
LiveRamp Holdings, Inc.*	709	21,936
Catalyst Pharmaceuticals, Inc.*	1,413	21,887
Dynavax Technologies Corp.*	1,932	21,696
Amphastar Pharmaceuticals, Inc.*	526	21,040
Arlo Technologies, Inc.*	1,466	19,117
Integer Holdings Corp.*	138	15,979
Astrana Health, Inc.*	374	15,170
Ensign Group, Inc.	115	14,225
WD-40 Co.	52	11,421
NeoGenomics, Inc.*	710	9,848
CONMED Corp.	98	6,794
Ligand Pharmaceuticals, Inc.*,††	214	–
Total Consumer, Non-cyclical		595,440
Industrial - 16.3%
Encore Wire Corp.	200	57,966
Dorian LPG Ltd.	992	41,624
Matson, Inc.	305	39,946
Fabrinet*	138	33,781
ArcBest Corp.	292	31,268
AZZ, Inc.	403	31,132
Powell Industries, Inc.	199	28,537
AeroVironment, Inc.*	143	26,049
Mueller Industries, Inc.	456	25,964
Federal Signal Corp.	288	24,097
Badger Meter, Inc.	128	23,853
Gibraltar Industries, Inc.*	345	23,650
Materion Corp.	211	22,815
Boise Cascade Co.	182	21,698
MYR Group, Inc.*	154	20,900
SPX Technologies, Inc.*	134	19,047
Moog, Inc. — Class A	113	18,905
Frontdoor, Inc.*	494	16,692
Franklin Electric Company, Inc.	164	15,796
Standex International Corp.	94	15,148
Tennant Co.	150	14,766
OSI Systems, Inc.*	100	13,752
Armstrong World Industries, Inc.	119	13,475
Alamo Group, Inc.	71	12,283
Total Industrial		593,144
Energy - 13.1%
Warrior Met Coal, Inc.	748	46,952
Northern Oil and Gas, Inc.	1,217	45,236
Alpha Metallurgical Resources, Inc.	159	44,604
CONSOL Energy, Inc.*	418	42,649
Liberty Energy, Inc. — Class A	1,840	38,438

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Energy - 13.1% (continued)
Tidewater, Inc.*	369	$35,132
REX American Resources Corp.*	698	31,822
Helix Energy Solutions Group, Inc.*	2,645	31,581
Par Pacific Holdings, Inc.*	1,167	29,467
California Resources Corp.	530	28,206
Oceaneering International, Inc.*	1,040	24,606
Magnolia Oil & Gas Corp. — Class A	927	23,490
SM Energy Co.	494	21,356
RPC, Inc.	2,903	18,144
Archrock, Inc.	771	15,590
Total Energy		477,273
Technology - 6.3%
Axcelis Technologies, Inc.*	339	48,203
Verra Mobility Corp.*	1,502	40,854
Veeco Instruments, Inc.*	789	36,854
SPS Commerce, Inc.*	125	23,520
Agilysys, Inc.*	184	19,162
DoubleVerify Holdings, Inc.*	830	16,160
PDF Solutions, Inc.*	357	12,988
Donnelley Financial Solutions, Inc.*	198	11,805
Progress Software Corp.	197	10,689
Privia Health Group, Inc.*	488	8,481
Total Technology		228,716
Communications - 4.8%
Cargurus, Inc.*	1,436	37,623
InterDigital, Inc.	284	33,103
Cars.com, Inc.*	1,531	30,161
TripAdvisor, Inc.*	1,214	21,621
Yelp, Inc. — Class A*	542	20,027
Liquidity Services, Inc.*	985	19,680
Cogent Communications Holdings, Inc.	252	14,223
Total Communications		176,438
Basic Materials - 2.8%
Hawkins, Inc.	496	45,136
Carpenter Technology Corp.	299	32,764
ATI, Inc.*	458	25,396
Total Basic Materials		103,296
Utilities - 0.7%
Otter Tail Corp.	302	26,452
Total Common Stocks
(Cost $2,868,212)		3,620,966

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$16,952	16,952
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	13,365	13,365
Total Repurchase Agreements
(Cost $30,317)		30,317

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[4]	16,600	16,600
Total Securities Lending Collateral
(Cost $16,600)		16,600
Total Investments - 100.5%
(Cost $2,915,129)		$3,667,883
Other Assets & Liabilities, net - (0.5)%		(18,870)
Total Net Assets - 100.0%		$3,649,013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2024.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,620,966	$—	*	$—	$3,620,966
Repurchase Agreements	—	30,317		—	30,317
Securities Lending Collateral	16,600	—		—	16,600
Total Assets	$3,637,566	$30,317		$—	$3,667,883

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 27.3%
JetBlue Airways Corp.*	13,243	$80,650
Phinia, Inc.	2,048	80,609
ScanSource, Inc.*	1,446	64,072
MarineMax, Inc.*	1,807	58,493
Foot Locker, Inc.	2,238	55,771
Kohl’s Corp.	2,371	54,509
Topgolf Callaway Brands Corp.*	3,532	54,040
Advance Auto Parts, Inc.	806	51,044
Resideo Technologies, Inc.*	2,005	39,218
Sally Beauty Holdings, Inc.*	3,353	35,978
Dana, Inc.	2,875	34,845
American Axle & Manufacturing Holdings, Inc.*	4,974	34,768
ODP Corp.*	834	32,751
Sonic Automotive, Inc. — Class A	598	32,573
Caleres, Inc.	954	32,054
Penn Entertainment, Inc.*	1,654	32,013
Designer Brands, Inc. — Class A	4,668	31,883
Hibbett, Inc.	342	29,826
Shoe Carnival, Inc.	769	28,368
Alaska Air Group, Inc.*	668	26,987
G-III Apparel Group Ltd.*	963	26,068
Wolverine World Wide, Inc.	1,855	25,080
Allegiant Travel Co. — Class A	426	21,398
Newell Brands, Inc.	3,311	21,224
Interface, Inc. — Class A	1,443	21,183
Vista Outdoor, Inc.*	539	20,293
Wabash National Corp.	821	17,931
MillerKnoll, Inc.	653	17,298
Hanesbrands, Inc.*	3,415	16,836
Victoria’s Secret & Co.*	916	16,186
Nu Skin Enterprises, Inc. — Class A	1,477	15,568
PriceSmart, Inc.	186	15,103
VF Corp.	1,041	14,053
Standard Motor Products, Inc.	472	13,089
Leggett & Platt, Inc.	1,128	12,927
Haverty Furniture Companies, Inc.	387	9,787
Titan International, Inc.*	1,212	8,981
Total Consumer, Cyclical		1,183,457
Financial - 22.8%
Bread Financial Holdings, Inc.	1,650	73,524
EZCORP, Inc. — Class A*	5,632	58,967
Jackson Financial, Inc. — Class A	790	58,665
Genworth Financial, Inc. — Class A*	9,281	56,057
StoneX Group, Inc.*	643	48,424
Cushman & Wakefield plc*	4,497	46,769
Medical Properties Trust, Inc. REIT[1]	7,938	34,213
United Fire Group, Inc.	1,536	33,009
ProAssurance Corp.*	2,441	29,829
Stewart Information Services Corp.	468	29,054
Pebblebrook Hotel Trust REIT	2,062	28,352
PRA Group, Inc.*	1,363	26,797
Hope Bancorp, Inc.	2,339	25,121
Brandywine Realty Trust REIT	5,390	24,147
Simmons First National Corp. — Class A	1,251	21,992
Lincoln National Corp.	705	21,926
SL Green Realty Corp. REIT[1]	385	21,806
JBG SMITH Properties REIT	1,421	21,642
Mercury General Corp.	395	20,990
Hudson Pacific Properties, Inc. REIT	4,194	20,173
Comerica, Inc.	361	18,425
Eagle Bancorp, Inc.	948	17,917
Navient Corp.	1,207	17,574
Banc of California, Inc.	1,358	17,355
Safehold, Inc. REIT	872	16,821
Veritex Holdings, Inc.	774	16,324
Independent Bank Group, Inc.	355	16,160
Renasant Corp.	528	16,125
Encore Capital Group, Inc.*	379	15,816
Virtu Financial, Inc. — Class A	641	14,390
Dime Community Bancshares, Inc.	705	14,382
Provident Financial Services, Inc.	970	13,920
Hanmi Financial Corp.	822	13,744
Ready Capital Corp. REIT	1,614	13,203
BankUnited, Inc.	437	12,791
Service Properties Trust REIT	2,487	12,783
Heritage Financial Corp.	699	12,603
Pacific Premier Bancorp, Inc.	517	11,875
Brookline Bancorp, Inc.	1,413	11,799
Total Financial		985,464
Consumer, Non-cyclical - 19.4%
Green Dot Corp. — Class A*	7,262	68,626
Kelly Services, Inc. — Class A	3,154	67,527
Fresh Del Monte Produce, Inc.	2,907	63,518
Hertz Global Holdings, Inc.*,1	17,404	61,436
United Natural Foods, Inc.*	4,396	57,587
AdaptHealth Corp.*	4,409	44,090
GEO Group, Inc.*	2,885	41,429
SpartanNash Co.	2,068	38,796
Chefs’ Warehouse, Inc.*	991	38,758
Pediatrix Medical Group, Inc.*	4,723	35,659
ABM Industries, Inc.	682	34,489
B&G Foods, Inc.	3,985	32,199
Deluxe Corp.	1,427	32,050
Phibro Animal Health Corp. — Class A	1,376	23,075
Enhabit, Inc.*	2,465	21,988
Universal Corp.	452	21,782
Cross Country Healthcare, Inc.*	1,514	20,954
Heidrick & Struggles International, Inc.	661	20,874
Owens & Minor, Inc.*	1,468	19,818
Select Medical Holdings Corp.	543	19,037
Healthcare Services Group, Inc.*	1,589	16,812
Patterson Companies, Inc.	641	15,461
Avanos Medical, Inc.*	659	13,127
TreeHouse Foods, Inc.*	300	10,992
Fulgent Genetics, Inc.*	551	10,811
Hain Celestial Group, Inc.*	1,490	10,296
Total Consumer, Non-cyclical		841,191

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 12.5%
World Kinect Corp.	3,095	$79,851
Benchmark Electronics, Inc.	1,853	73,119
Clearwater Paper Corp.*	1,375	66,646
Enviri Corp.*	7,063	60,954
Greenbrier Companies, Inc.	1,142	56,586
DXP Enterprises, Inc.*	1,053	48,270
Sanmina Corp.*	698	46,243
O-I Glass, Inc.*	2,371	26,389
TTM Technologies, Inc.*	1,152	22,383
Astec Industries, Inc.	553	16,402
Hub Group, Inc. — Class A	364	15,670
Werner Enterprises, Inc.	408	14,619
Masterbrand, Inc.*	865	12,698
Total Industrial		539,830
Technology - 5.1%
NCR Atleos Corp.*	2,366	63,929
Xerox Holdings Corp.	4,303	50,001
Alpha & Omega Semiconductor Ltd.*	1,022	38,192
NCR Voyix Corp.*	2,781	34,345
DXC Technology Co.*	967	18,460
NetScout Systems, Inc.*	822	15,035
Total Technology		219,962
Energy - 4.7%
US Silica Holdings, Inc.*	2,146	33,156
SunCoke Energy, Inc.	3,100	30,380
Sunrun, Inc.*	2,450	29,057
DNOW, Inc.*	2,065	28,352
Bristow Group, Inc.*	785	26,321
Nabors Industries Ltd.*	298	21,206
ProPetro Holding Corp.*	2,350	20,374
Talos Energy, Inc.*	1,114	13,535
Total Energy		202,381
Basic Materials - 4.1%
Kaiser Aluminum Corp.	522	45,884
Mercer International, Inc.	4,386	37,457
Mativ Holdings, Inc.	2,085	35,362
Century Aluminum Co.*	2,082	34,873
AdvanSix, Inc.	1,080	24,753
Total Basic Materials		178,329
Communications - 3.5%
EchoStar Corp. — Class A*	4,216	75,087
AMC Networks, Inc. — Class A*	3,578	34,563
Viasat, Inc.*	1,229	15,608
Lumen Technologies, Inc.*	11,715	12,887
Consolidated Communications Holdings, Inc.*	2,733	12,025
Total Communications		150,170
Total Common Stocks
(Cost $3,697,303)		4,300,784

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$8,834	8,834
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	6,964	6,964
Total Repurchase Agreements
(Cost $15,798)		15,798

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	95,879	95,879
Total Securities Lending Collateral
(Cost $95,879)		95,879
Total Investments - 102.0%
(Cost $3,808,980)		$4,412,461
Other Assets & Liabilities, net - (2.0)%		(87,584)
Total Net Assets - 100.0%		$4,324,877

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,300,784	$—	$—	$4,300,784
Repurchase Agreements	—	15,798	—	15,798
Securities Lending Collateral	95,879	—	—	95,879
Total Assets	$4,396,663	$15,798	$—	$4,412,461

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
5.18% due 07/09/24[1,2]	$58,000	$57,932
Total U.S. Treasury Bills
(Cost $57,932)		57,932

REPURCHASE AGREEMENTS††,3 - 97.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	1,446,387	1,446,387
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	1,140,306	1,140,306
Total Repurchase Agreements
(Cost $2,586,693)		2,586,693
Total Investments - 99.5%
(Cost $2,644,625)		$2,644,625
Other Assets & Liabilities, net - 0.5%		12,949
Total Net Assets - 100.0%		$2,657,574

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	46	Sep 2024	$4,855,300	$32,242

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/24/24	4,059	$428,163	$2,663

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at June 30, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as currency index swap collateral at June 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$57,932	$—	$57,932
Repurchase Agreements	—	2,586,693	—	2,586,693
Currency Futures Contracts**	32,242	—	—	32,242
Currency Index Swap Agreements**	—	2,663	—	2,663
Total Assets	$32,242	$2,647,288	$—	$2,679,530

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 31.0%
Microsoft Corp.	9,303	$4,157,976
Adobe, Inc.*	2,253	1,251,632
Salesforce, Inc.	4,641	1,193,201
Oracle Corp.	7,629	1,077,215
Intuit, Inc.	1,540	1,012,103
ServiceNow, Inc.*	1,208	950,297
Synopsys, Inc.*	1,151	684,914
Cadence Design Systems, Inc.*	2,147	660,739
Workday, Inc. — Class A*	2,557	571,643
Roper Technologies, Inc.	1,010	569,297
Autodesk, Inc.*	2,232	552,308
Palantir Technologies, Inc. — Class A*	21,777	551,611
Atlassian Corp. — Class A*	3,087	546,029
Snowflake, Inc. — Class A*	3,489	471,329
Datadog, Inc. — Class A*	3,631	470,904
Electronic Arts, Inc.	3,172	441,955
NetEase, Inc. ADR	4,295	410,516
Cloudflare, Inc. — Class A*	4,725	391,372
ANSYS, Inc.*	1,173	377,119
Monday.com Ltd.*	1,519	365,714
HubSpot, Inc.*	615	362,721
Take-Two Interactive Software, Inc.*	2,317	360,270
AppLovin Corp. — Class A*	4,026	335,044
PTC, Inc.*	1,837	333,728
ROBLOX Corp. — Class A*	8,843	329,048
MongoDB, Inc.*	1,300	324,948
Zoom Video Communications, Inc. — Class A*	5,036	298,081
Manhattan Associates, Inc.*	1,180	291,082
Nutanix, Inc. — Class A*	4,909	279,077
Akamai Technologies, Inc.*	2,974	267,898
Dynatrace, Inc.*	5,630	251,886
DocuSign, Inc.*	4,521	241,874
Twilio, Inc. — Class A*	3,828	217,469
Confluent, Inc. — Class A*	7,219	213,177
Dropbox, Inc. — Class A*	8,942	200,927
Gitlab, Inc. — Class A*	3,934	195,598
MicroStrategy, Inc. — Class A*,1	134	184,582
BILL Holdings, Inc.*	3,313	174,330
Unity Software, Inc.*	9,402	152,877
ZoomInfo Technologies, Inc. — Class A*	11,740	149,920
Five9, Inc.*	3,044	134,240
C3.ai, Inc. — Class A*,1	4,337	125,600
Total Software		22,132,251
Semiconductors - 28.2%
NVIDIA Corp.	30,578	3,777,606
Broadcom, Inc.	1,109	1,780,533
Advanced Micro Devices, Inc.*	7,290	1,182,511
QUALCOMM, Inc.	5,142	1,024,183
Applied Materials, Inc.	4,266	1,006,733
Texas Instruments, Inc.	4,937	960,395
Lam Research Corp.	812	864,658
Intel Corp.	27,011	836,531
Micron Technology, Inc.	6,265	824,035
Analog Devices, Inc.	3,341	762,617
KLA Corp.	918	756,900
NXP Semiconductor N.V.	2,416	650,121
ASML Holding N.V. — Class G	572	585,002
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,320	577,049
Marvell Technology, Inc.	7,904	552,490
Microchip Technology, Inc.	5,467	500,230
ARM Holdings plc ADR*,1	3,016	493,478
ON Semiconductor Corp.*	5,460	374,283
STMicroelectronics N.V. — Class Y	8,942	351,242
Teradyne, Inc.	2,366	350,854
Entegris, Inc.	2,402	325,231
Monolithic Power Systems, Inc.	367	301,556
Skyworks Solutions, Inc.	2,776	295,866
Qorvo, Inc.*	2,070	240,203
Lattice Semiconductor Corp.*	3,405	197,456
Rambus, Inc.*	3,129	183,860
MKS Instruments, Inc.	1,257	164,139
GLOBALFOUNDRIES, Inc.*,1	3,073	155,371
Axcelis Technologies, Inc.*	798	113,468
Total Semiconductors		20,188,601
Computers - 16.9%
Apple, Inc.	18,683	3,935,014
International Business Machines Corp.	5,291	915,078
Crowdstrike Holdings, Inc. — Class A*	1,808	692,808
Dell Technologies, Inc. — Class C	4,817	664,313
Accenture plc — Class A	1,681	510,032
Fortinet, Inc.*	7,346	442,743
Super Micro Computer, Inc.*	530	434,256
Cognizant Technology Solutions Corp. — Class A	6,336	430,848
Gartner, Inc.*	947	425,260
Check Point Software Technologies Ltd.*	2,557	421,905
Infosys Ltd. ADR[1]	22,186	413,103
HP, Inc.	11,704	409,874
Hewlett Packard Enterprise Co.	17,807	376,974
NetApp, Inc.	2,868	369,398
Western Digital Corp.*	4,556	345,208
Seagate Technology Holdings plc	3,193	329,741
Zscaler, Inc.*	1,653	317,690
Pure Storage, Inc. — Class A*	4,796	307,951
Amdocs Ltd.	2,840	224,133
Lumentum Holdings, Inc.*	2,741	139,572
Total Computers		12,105,901
Internet - 14.7%
Alphabet, Inc. — Class A	19,156	3,489,265
Meta Platforms, Inc. — Class A	5,114	2,578,581
Palo Alto Networks, Inc.*	2,274	770,909
Shopify, Inc. — Class A*	7,198	475,428
Pinterest, Inc. — Class A*	9,027	397,820
CDW Corp.	1,766	395,301
Sea Ltd. ADR*	5,382	384,382
Baidu, Inc. ADR*	4,386	379,301
Snap, Inc. — Class A*	20,336	337,781
Okta, Inc.*	3,150	294,872
VeriSign, Inc.*	1,575	280,035
Gen Digital, Inc.	10,744	268,385

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Internet - 14.7% (continued)
F5, Inc.*	1,349	$232,338
Match Group, Inc.*	6,491	197,197
Total Internet		10,481,595
Telecommunications - 3.7%
Cisco Systems, Inc.	20,583	977,898
Arista Networks, Inc.*	1,928	675,726
Motorola Solutions, Inc.	1,526	589,112
Corning, Inc.	10,383	403,380
Total Telecommunications		2,646,116
Electronics - 3.1%
Amphenol Corp. — Class A	9,515	641,026
TE Connectivity Ltd.	3,285	494,163
Keysight Technologies, Inc.*	2,564	350,634
Trimble, Inc.*	4,789	267,801
Jabil, Inc.	2,246	244,342
Flex Ltd.*	8,052	237,453
Total Electronics		2,235,419
Energy-Alternate Sources - 1.1%
First Solar, Inc.*	1,363	307,302
Enphase Energy, Inc.*	2,324	231,726
SolarEdge Technologies, Inc.*	8,547	215,897
Total Energy-Alternate Sources		754,925
Investment Companies - 0.6%
Marathon Digital Holdings, Inc.*	8,441	167,554
Cleanspark, Inc.*	8,201	130,806
Riot Platforms, Inc.*	11,422	104,397
Total Investment Companies		402,757
Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	777	$240,039
Total Common Stocks
(Cost $40,317,573)		71,187,604

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$246,956	246,956
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	194,696	194,696
Total Repurchase Agreements
(Cost $441,652)		441,652

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	1,091,673	1,091,673
Total Securities Lending Collateral
(Cost $1,091,673)		1,091,673
Total Investments - 101.7%
(Cost $41,850,898)		$72,720,929
Other Assets & Liabilities, net - (1.7)%		(1,181,961)
Total Net Assets - 100.0%		$71,538,968

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$71,187,604	$—	$—	$71,187,604
Repurchase Agreements	—	441,652	—	441,652
Securities Lending Collateral	1,091,673	—	—	1,091,673
Total Assets	$72,279,277	$441,652	$—	$72,720,929

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 72.4%
Cisco Systems, Inc.	2,076	$98,631
Verizon Communications, Inc.	2,252	92,872
AT&T, Inc.	4,623	88,346
T-Mobile US, Inc.	389	68,534
Arista Networks, Inc.*	165	57,829
Motorola Solutions, Inc.	130	50,186
Juniper Networks, Inc.	908	33,106
Ciena Corp.*	523	25,198
Frontier Communications Parent, Inc.*	940	24,609
Nice Ltd. ADR*	134	23,044
BCE, Inc.	676	21,882
Telefonaktiebolaget LM Ericsson ADR	3,544	21,866
Vodafone Group plc ADR	2,405	21,332
Nokia Oyj ADR	5,277	19,947
TELUS Corp.	1,306	19,773
America Movil SAB de CV ADR	1,143	19,431
Rogers Communications, Inc. — Class B	517	19,119
EchoStar Corp. — Class A*	1,073	19,112
InterDigital, Inc.	138	16,085
Iridium Communications, Inc.	600	15,972
Telephone & Data Systems, Inc.	668	13,848
Calix, Inc.*	383	13,570
Extreme Networks, Inc.*	996	13,396
Infinera Corp.*	1,910	11,632
Viavi Solutions, Inc.*	1,686	11,583
Harmonic, Inc.*	967	11,382
Viasat, Inc.*	856	10,871
Gogo, Inc.*	758	7,292
ADTRAN Holdings, Inc.	1,123	5,907
Lumen Technologies, Inc.*	3,093	3,402
CommScope Holding Company, Inc.*	1,585	1,950
Total Telecommunications		861,707
Media - 17.1%
Comcast Corp. — Class A	2,335	91,439
Charter Communications, Inc. — Class A*	171	51,122
Liberty Broadband Corp. — Class C*	492	26,971
Liberty Global Ltd. — Class C*	1,210	21,599
Liberty Latin America Ltd. — Class C*	1,308	12,583
Total Media		203,714
Internet - 6.5%
F5, Inc.*	180	31,001
Roku, Inc.*	506	30,325
Cogent Communications Holdings, Inc.	284	16,029
Total Internet		77,355
Computers - 2.5%
Lumentum Holdings, Inc.*	365	18,586
NetScout Systems, Inc.*	599	10,955
Total Computers		29,541
Software - 0.6%
Digi International, Inc.*	304	6,971
Electronics - 0.4%
Applied Optoelectronics, Inc.*	577	4,784
Total Common Stocks
(Cost $974,683)		1,184,072

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$3,231	3,231
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	2,548	2,548
Total Repurchase Agreements
(Cost $5,779)		5,779
Total Investments - 100.0%
(Cost $980,462)		$1,189,851
Other Assets & Liabilities, net - 0.0%		530
Total Net Assets - 100.0%		$1,190,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,184,072	$—	$—	$1,184,072
Repurchase Agreements	—	5,779	—	5,779
Total Assets	$1,184,072	$5,779	$—	$1,189,851

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Transportation - 38.4%
Union Pacific Corp.	1,899	$429,668
United Parcel Service, Inc. — Class B	2,724	372,779
FedEx Corp.	1,101	330,124
CSX Corp.	8,899	297,672
Norfolk Southern Corp.	1,158	248,611
Old Dominion Freight Line, Inc.	1,235	218,101
Expeditors International of Washington, Inc.	1,218	151,994
Canadian Pacific Kansas City Ltd.	1,787	140,690
J.B. Hunt Transport Services, Inc.	826	132,160
Saia, Inc.*	277	131,378
TFI International, Inc.	896	130,063
Canadian National Railway Co.	1,098	129,707
XPO, Inc.*	1,214	128,866
ZTO Express Cayman, Inc. ADR	5,793	120,205
CH Robinson Worldwide, Inc.	1,340	118,081
Knight-Swift Transportation Holdings, Inc.	2,097	104,682
Landstar System, Inc.	513	94,638
Hub Group, Inc. — Class A	1,373	59,108
Werner Enterprises, Inc.	1,495	53,566
ArcBest Corp.	486	52,041
Forward Air Corp.	1,292	24,600
Total Transportation		3,468,734
Auto Manufacturers - 25.9%
Tesla, Inc.*	4,369	864,538
Ford Motor Co.	21,096	264,544
General Motors Co.	5,686	264,172
Li Auto, Inc. ADR*	7,281	130,184
Rivian Automotive, Inc. — Class A*,1	9,632	129,261
Toyota Motor Corp. ADR	625	128,106
NIO, Inc. ADR*,1	30,436	126,614
Honda Motor Company Ltd. ADR	3,898	125,671
Stellantis N.V.	6,284	124,737
Ferrari N.V.	305	124,553
Lucid Group, Inc.*,1	19,993	52,182
Total Auto Manufacturers		2,334,562
Auto Parts & Equipment - 11.9%
Aptiv plc*	1,836	129,291
Magna International, Inc.	2,974	124,611
Mobileye Global, Inc. — Class A*,1	4,431	124,445
Autoliv, Inc.	1,118	119,615
Gentex Corp.	2,981	100,490
BorgWarner, Inc.	3,021	97,397
Lear Corp.	795	90,797
Goodyear Tire & Rubber Co.*	5,689	64,570
Visteon Corp.*	585	62,419
Adient plc*	2,084	51,496
Fox Factory Holding Corp.*	1,065	51,322
QuantumScape Corp.*,1	9,622	47,340
Luminar Technologies, Inc.*,1	9,898	14,748
Total Auto Parts & Equipment		1,078,541
Airlines - 11.9%
Delta Air Lines, Inc.	4,164	197,540
Southwest Airlines Co.	5,301	151,662
United Airlines Holdings, Inc.*	2,940	143,060
Ryanair Holdings plc ADR	1,090	126,920
Copa Holdings S.A. — Class A	1,301	123,829
American Airlines Group, Inc.*	8,727	98,877
Alaska Air Group, Inc.*	2,040	82,416
SkyWest, Inc.*	821	67,379
JetBlue Airways Corp.*	8,912	54,274
Allegiant Travel Co. — Class A	629	31,595
Total Airlines		1,077,552
Internet - 7.3%
Uber Technologies, Inc.*	6,233	453,014
Grab Holdings Ltd. — Class A*	36,080	128,084
Lyft, Inc. — Class A*	5,633	79,425
Total Internet		660,523
Commercial Services - 1.8%
GXO Logistics, Inc.*	1,786	90,193
Avis Budget Group, Inc.	455	47,557
Hertz Global Holdings, Inc.*,1	6,727	23,746
Total Commercial Services		161,496
Building Materials - 1.0%
Modine Manufacturing Co.*	853	85,462
Home Builders - 0.9%
Thor Industries, Inc.	849	79,339
Leisure Time - 0.8%
Harley-Davidson, Inc.	2,219	74,425
Total Common Stocks
(Cost $5,363,347)		9,020,634

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$12,212	12,212
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	9,627	9,627
Total Repurchase Agreements
(Cost $21,839)		21,839

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.0%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	359,621	359,621
Total Securities Lending Collateral
(Cost $359,621)		359,621
Total Investments - 104.1%
(Cost $5,744,807)		$9,402,094
Other Assets & Liabilities, net - (4.1)%		(367,020)
Total Net Assets - 100.0%		$9,035,074

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,020,634	$—	$—	$9,020,634
Repurchase Agreements	—	21,839	—	21,839
Securities Lending Collateral	359,621	—	—	359,621
Total Assets	$9,380,255	$21,839	$—	$9,402,094

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.1%
Electric - 85.3%
NextEra Energy, Inc.	14,900	$1,055,069
Southern Co.	10,600	822,242
Duke Energy Corp.	7,852	787,006
Constellation Energy Corp.	3,453	691,532
Sempra	8,263	628,484
American Electric Power Company, Inc.	6,962	610,846
Dominion Energy, Inc.	11,558	566,342
Public Service Enterprise Group, Inc.	7,432	547,738
PG&E Corp.	30,032	524,359
Exelon Corp.	15,150	524,342
Vistra Corp.	5,837	501,865
Consolidated Edison, Inc.	5,544	495,745
Xcel Energy, Inc.	9,103	486,191
Edison International	6,526	468,632
WEC Energy Group, Inc.	5,709	447,928
Entergy Corp.	4,040	432,280
FirstEnergy Corp.	10,705	409,680
CenterPoint Energy, Inc.	12,985	402,275
DTE Energy Co.	3,623	402,189
PPL Corp.	14,484	400,483
Eversource Energy	6,971	395,325
Ameren Corp.	5,535	393,594
CMS Energy Corp.	6,341	377,480
NRG Energy, Inc.	4,619	359,635
Alliant Energy Corp.	6,475	329,578
Evergy, Inc.	5,888	311,887
AES Corp.	16,973	298,216
Fortis, Inc.	7,293	283,260
Pinnacle West Capital Corp.	3,459	264,198
OGE Energy Corp.	6,810	243,117
Clearway Energy, Inc. — Class C	7,726	190,755
Portland General Electric Co.	4,410	190,688
Ormat Technologies, Inc.	2,513	180,182
Northwestern Energy Group, Inc.	3,125	156,500
Avista Corp.	4,249	147,058
Avangrid, Inc.	4,009	142,440
Black Hills Corp.	2,567	139,594
Otter Tail Corp.	1,271	111,327
Hawaiian Electric Industries, Inc.*	9,625	86,818
Total Electric		15,806,880
Gas - 8.8%
Atmos Energy Corp.	3,242	378,179
NiSource, Inc.	11,356	327,166
Brookfield Infrastructure Corp. — Class A	8,111	273,016
UGI Corp.	8,589	196,688
New Jersey Resources Corp.	4,308	184,124
ONE Gas, Inc.	2,722	173,800
Southwest Gas Holdings, Inc.	1,418	99,799
Total Gas		1,632,772
Water - 3.8%
American Water Works Company, Inc.	3,507	452,964
Essential Utilities, Inc.	6,992	261,011
Total Water		713,975
Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP1	5,292	146,271
Sunnova Energy International, Inc.*,1	12,935	72,177
Total Energy-Alternate Sources		218,448
Total Common Stocks
(Cost $14,552,146)		18,372,075

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$16,034	16,034
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	12,641	12,641
Total Repurchase Agreements
(Cost $28,675)		28,675

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	161,217	161,217
Total Securities Lending Collateral
(Cost $161,217)		161,217
Total Investments - 100.2%
(Cost $14,742,038)		$18,561,967
Other Assets & Liabilities, net - (0.2)%		(31,330)
Total Net Assets - 100.0%		$18,530,637

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,372,075	$—	$—	$18,372,075
Repurchase Agreements	—	28,675	—	28,675
Securities Lending Collateral	161,217	—	—	161,217
Total Assets	$18,533,292	$28,675	$—	$18,561,967

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
5.18% due 07/09/24[1,2]	$23,000	$22,973
Total U.S. Treasury Bills
(Cost $22,973)		22,973

REPURCHASE AGREEMENTS††,3 - 98.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	$689,992	689,992
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	543,977	543,977
Total Repurchase Agreements
(Cost $1,233,969)		1,233,969
Total Investments - 100.4%
(Cost $1,256,942)		$1,256,942
Other Assets & Liabilities, net - (0.4)%		(4,713)
Total Net Assets - 100.0%		$1,252,229

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	17	Sep 2024	$1,794,350	$(10,488)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/24/24	6,710	$707,804	$(3,504)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at June 30, 2024.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as currency index swap collateral at June 30, 2024.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$22,973	$—	$22,973
Repurchase Agreements	—	1,233,969	—	1,233,969
Total Assets	$—	$1,256,942	$—	$1,256,942

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$10,488	$—	$—	$10,488
Currency Index Swap Agreements**	—	3,504	—	3,504
Total Liabilities	$10,488	$3,504	$—	$13,992

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low - to middle – income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.32%			4.63%
Due 07/01/24	$156,496,806	$156,566,187	Due 06/15/27	$158,843,700	$159,626,761
BofA Securities, Inc.			U.S. Treasury Strip
5.30%			0.00%
Due 07/01/24	123,379,335	123,433,827	Due 02/15/26 - 08/15/45	137,546,888	98,445,053
			U.S. Treasury Inflation Indexed Bond
			1.00%
			Due 02/15/49	34,679,568	27,032,789
			U.S. Treasury Bond
			3.50%
			Due 02/15/39	400,100	369,081
				172,626,556	125,846,923

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$177,698	$182,804
Basic Materials Fund	491,741	509,003
Biotechnology Fund	144,535	155,023
Consumer Products Fund	531,200	550,384
Electronics Fund	4,183,380	4,355,199
Emerging Markets 2x Strategy Fund	46,561	48,080
Energy Fund	518,062	535,623
Europe 1.25x Strategy Fund	45,827	47,163
Financial Services Fund	27,897	28,501
Health Care Fund	2,813	2,837
Internet Fund	27,117	31,050
Leisure Fund	53,125	54,229

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Collateral Received
Long Short Equity Fund	$14,533	$14,537
Mid-Cap 1.5x Strategy Fund	60,616	62,379
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,683,540	1,735,934
NASDAQ-100® Fund	4,291,175	4,423,862
Precious Metals Fund	2,252,863	2,343,350
Real Estate Fund	41,428	44,116
Retailing Fund	78,254	79,743
Russell 2000® 1.5x Strategy Fund	40,537	42,537
Russell 2000® Fund	2,116,517	2,165,410
S&P MidCap 400® Pure Value Fund	37,314	38,136
S&P SmallCap 600® Pure Growth Fund	16,320	16,600
S&P SmallCap 600® Pure Value Fund	88,727	95,879
Technology Fund	1,043,074	1,091,673
Transportation Fund	336,324	359,621
Utilities Fund	144,597	161,217

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6– Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$24,152,695	$1,246,610	$(519,368)	$727,242
Basic Materials Fund	20,453,043	8,972,970	(745,945)	8,227,025
Biotechnology Fund	63,770,596	49,160,883	(4,388,837)	44,772,046
Consumer Products Fund	32,021,049	22,236,634	(368,722)	21,867,912
Dow Jones Industrial Average® Fund	19,627,337	3,778,701	(99,119)	3,679,582
Electronics Fund	88,845,662	54,877,158	(2,601,644)	52,275,514
Emerging Markets 2x Strategy Fund	2,412,745	296,393	(26,190)	270,203
Emerging Markets Bond Strategy Fund	528,803	634	(3,809)	(3,175)
Energy Fund	22,081,566	6,200,879	(285,663)	5,915,216
Energy Services Fund	8,521,156	1,349,866	(36,352)	1,313,514
Europe 1.25x Strategy Fund	12,918,843	185,540	(1,618)	183,922
Financial Services Fund	11,828,576	18,970	(45,872)	(26,902)
Government Long Bond 1.2x Strategy Fund	20,828,956	–	(177,844)	(177,844)
Health Care Fund	16,850,342	5,828,299	(282,742)	5,545,557
High Yield Strategy Fund	29,050,252	209,310	(109,274)	100,036
Internet Fund	7,697,572	3,853,932	(91,935)	3,761,997
Inverse Emerging Markets 2x Strategy Fund	388,140	3,339	–	3,339
Inverse Government Long Bond Strategy Fund	13,405,920	11,225	(37,294)	(26,069)
Inverse High Yield Strategy Fund	8,447,338	20,684	(29,771)	(9,087)
Inverse Mid-Cap Strategy Fund	532,791	3,322	(287)	3,035
Inverse NASDAQ-100® Strategy Fund	18,632,275	39,361	(68,949)	(29,588)
Inverse Russell 2000® Strategy Fund	2,375,067	14,778	(26,720)	(11,942)
Inverse S&P 500® Strategy Fund	41,231,386	25,586	(125,716)	(100,130)
Japan 2x Strategy Fund	1,446,005	61,980	(68,080)	(6,100)
Leisure Fund	5,106,879	1,992,488	(125,122)	1,867,366
Long Short Equity Fund	14,424,399	2,572,316	(442,671)	2,129,645
Mid-Cap 1.5x Strategy Fund	11,542,512	1,817,301	(322,076)	1,495,225
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	830,476,851	40,759,165	(7,138,310)	33,620,855
NASDAQ-100® Fund	657,366,113	1,256,643,102	(7,670,266)	1,248,972,836
Nova Fund	268,302,408	21,195,960	(2,532,622)	18,663,338
Precious Metals Fund	81,954,335	–	(5,976,900)	(5,976,900)
Real Estate Fund	5,042,120	175,897	(36,011)	139,886
Retailing Fund	8,514,191	1,682,207	(97,403)	1,584,804
Russell 2000® 1.5x Strategy Fund	6,183,210	705,567	(852,962)	(147,395)
Russell 2000® Fund	20,563,963	1,940,345	(2,325,680)	(385,335)
S&P 500® Fund	196,178,464	49,057,889	(655,088)	48,402,801
S&P 500® Pure Growth Fund	28,005,628	5,954,627	(341,193)	5,613,434
S&P 500® Pure Value Fund	9,362,427	418,974	(260,117)	158,857
S&P MidCap 400® Pure Growth Fund	28,701,031	5,995,217	(362,946)	5,632,271
S&P MidCap 400® Pure Value Fund	6,133,611	872,019	(235,392)	636,627
S&P SmallCap 600® Pure Growth Fund	3,156,939	570,646	(59,702)	510,944
S&P SmallCap 600® Pure Value Fund	4,145,339	384,858	(117,736)	267,122
Strengthening Dollar 2x Strategy Fund	2,644,625	34,905	–	34,905
Technology Fund	45,995,545	27,684,911	(959,527)	26,725,384
Telecommunications Fund	1,174,075	40,692	(24,916)	15,776
Transportation Fund	7,368,496	2,327,585	(293,987)	2,033,598
Utilities Fund	17,773,258	840,147	(51,438)	788,709
Weakening Dollar 2x Strategy Fund	1,256,942	–	(13,992)	(13,992)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic condition), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.